UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2012

Date of reporting period: May 31, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—86.19%

AEROSPACE & DEFENSE—1.22%
Boeing Co. (The)
4.88%, 02/15/20	$70,000	$76,612
8.75%, 08/15/21	25,000	34,484
Lockheed Martin Corp.
5.72%, 06/01/40(a)	25,000	26,720
6.15%, 09/01/36	35,000	39,613
United Technologies Corp.
6.05%, 06/01/36	75,000	86,106

		263,535
AGRICULTURE—1.49%
Altria Group Inc.
9.95%, 11/10/38	75,000	109,143
10.20%, 02/06/39	26,000	38,709
Archer-Daniels-Midland Co.
5.38%, 09/15/35	75,000	77,579
6.45%, 01/15/38	22,000	26,153
Philip Morris International Inc.
6.38%, 05/16/38	61,000	70,590

		322,174
AUTO MANUFACTURERS—0.27%
Daimler Finance North America LLC
8.50%, 01/18/31	43,000	59,298

		59,298
BANKS—4.05%
Barclays Bank PLC
10.18%, 06/12/21(a)	80,000	104,662
BB&T Capital Trust II
6.75%, 06/07/36	50,000	51,250
Fifth Third Bancorp
8.25%, 03/01/38	25,000	30,308
HSBC Holdings PLC
6.50%, 09/15/37	55,000	57,818
6.80%, 06/01/38	200,000	218,271
KfW
0.00%, 06/29/37	150,000	43,439
Rabobank Nederland
5.25%, 05/24/41	35,000	35,503
USB Capital XIII Trust
6.63%, 12/15/39	25,000	26,745
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	50,000	57,212
Wells Fargo & Co.
5.38%, 02/07/35	100,000	104,378
Wells Fargo Capital X
5.95%, 12/15/36	146,000	147,817

		877,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

BEVERAGES—1.21%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	76,000	107,128
Diageo Capital PLC
5.88%, 09/30/36	25,000	27,716
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	100,000	127,116

		261,960
BIOTECHNOLOGY— 0.31%
Amgen Inc.
6.40%, 02/01/39	59,000	67,556

		67,556
CHEMICALS—0.36%
Dow Chemical Co. (The)
9.40%, 05/15/39	50,000	77,321

		77,321
COMMERCIAL SERVICES—0.21%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	41,000	45,366

		45,366
COMPUTERS—0.25%
International Business Machines Corp.
5.60%, 11/30/39	50,000	54,089

		54,089
COSMETICS & PERSONAL CARE—0.45%
Procter & Gamble Co. (The)
5.55%, 03/05/37	87,000	97,200

		97,200
DIVERSIFIED FINANCIAL SERVICES—10.26%
American Express Co.
8.15%, 03/19/38	50,000	69,303
Capital One Capital VI
8.88%, 05/15/40	50,000	52,750
Citigroup Inc.
5.88%, 05/29/37	75,000	76,203
6.13%, 08/25/36	100,000	99,603
6.88%, 03/05/38	188,000	216,541
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	25,000	30,554
ERAC USA Finance LLC
7.00%, 10/15/37(a)	50,000	56,865
General Electric Capital Corp.
5.88%, 01/14/38	120,000	123,933
6.75%, 03/15/32	203,000	232,660
6.88%, 01/10/39	100,000	116,934
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25,000	24,488
6.13%, 02/15/33	25,000	25,449
6.35%, 02/15/34	40,000	38,327
6.75%, 10/01/37	225,000	227,604

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

Jefferies Group Inc.
6.25%, 01/15/36	25,000	23,924
JPMorgan Chase & Co.
6.40%, 05/15/38	75,000	85,522
JPMorgan Chase Capital XXV
6.80%, 10/01/37	197,000	201,734
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	200,000	196,291
7.75%, 05/14/38	95,000	110,611
Morgan Stanley
5.00%, 08/31/25	50,000	50,231
7.25%, 04/01/32	50,000	60,729
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	75,000	100,579

		2,220,835
ELECTRIC—10.60%
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	50,000	52,560
5.70%, 06/15/40	40,000	43,261
Constellation Energy Group Inc.
7.60%, 04/01/32	50,000	60,075
Dominion Resources Inc.
6.30%, 03/15/33	25,000	27,002
Duke Energy Carolinas LLC
5.30%, 02/15/40	175,000	181,437
E.ON International Finance BV
6.65%, 04/30/38(a)	56,000	67,448
Electricite de France
6.95%, 01/26/39(a)	30,000	37,006
Exelon Generation Co. LLC
6.25%, 10/01/39	75,000	78,529
FirstEnergy Corp.
7.38%, 11/15/31	122,000	141,526
Florida Power & Light Co.
5.95%, 02/01/38	76,000	85,290
Georgia Power Co.
5.40%, 06/01/40	150,000	155,493
Kentucky Utilities Co.
5.13%, 11/01/40(a)	25,000	24,885
Massachusetts Electric Co.
5.90%, 11/15/39(a)	50,000	53,948
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	69,000	75,239
6.50%, 09/15/37	25,000	28,815
8.48%, 09/15/28	56,000	74,042
Northern States Power Co.
4.85%, 08/15/40	50,000	48,811
6.20%, 07/01/37	50,000	58,240
Ohio Power Co. Series M
5.38%, 10/01/21	20,000	21,863
Oncor Electric Delivery Co.
7.00%, 09/01/22	50,000	59,951
7.50%, 09/01/38	25,000	31,367
Pacific Gas & Electric Co.
6.05%, 03/01/34	134,000	145,775
Progress Energy Inc.
7.75%, 03/01/31	95,000	121,825
PSEG Power LLC
8.63%, 04/15/31	50,000	65,425
Puget Sound Energy Inc.
5.76%, 07/15/40	50,000	53,379
5.80%, 03/15/40	25,000	26,412

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

San Diego Gas & Electric Co.
5.35%, 05/15/40	75,000	78,929
South Carolina Electric & Gas Co.
6.05%, 01/15/38	68,000	76,221
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	104,000	116,713
Southwestern Electric Power Co.
6.20%, 03/15/40	50,000	52,023
Virginia Electric and Power Co.
8.88%, 11/15/38	100,000	150,318

		2,293,808
ENVIRONMENTAL CONTROL—0.52%
Republic Services Inc.
6.20%, 03/01/40	25,000	26,735
Waste Management Inc.
6.13%, 11/30/39	80,000	86,242

		112,977
FOOD—1.73%
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	25,000	30,865
Kellogg Co. Series B
7.45%, 04/01/31	50,000	64,362
Kraft Foods Inc.
6.50%, 02/09/40	100,000	112,373
6.88%, 02/01/38	35,000	40,839
Kroger Co. (The)
5.40%, 07/15/40	40,000	39,850
6.90%, 04/15/38	25,000	29,543
Unilever Capital Corp.
5.90%, 11/15/32	50,000	56,553

		374,385
FOREST PRODUCTS & PAPER—0.15%
International Paper Co.
8.70%, 06/15/38	25,000	32,922

		32,922
GAS—0.12%
Sempra Energy
6.00%, 10/15/39	25,000	26,952

		26,952
HEALTH CARE - PRODUCTS—0.33%
Johnson & Johnson
4.50%, 09/01/40	75,000	70,522

		70,522
HEALTH CARE - SERVICES—1.15%
Aetna Inc.
6.75%, 12/15/37	64,000	74,251
UnitedHealth Group Inc.
5.95%, 02/15/41	50,000	52,775
6.88%, 02/15/38	60,000	70,479
WellPoint Inc.
5.85%, 01/15/36	50,000	52,098

		249,603

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

HOLDING COMPANIES - DIVERSIFIED—0.29%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33(a)	50,000	62,822

		62,822
HOUSEHOLD PRODUCTS & WARES—0.12%
Kimberly-Clark Corp.
5.30%, 03/01/41	25,000	26,330

		26,330
INSURANCE—5.94%
AIG Sunamerica Global Financing X
6.90%, 03/15/32(a)	50,000	56,876
Allstate Corp. (The)
6.90%, 05/15/38	61,000	72,392
American International Group Inc.
6.25%, 05/01/36	30,000	30,862
8.18%, 05/15/38(b)	75,000	82,500
AXA SA
8.60%, 12/15/30	30,000	36,893
Chubb Corp. (The)
6.00%, 05/11/37	50,000	54,120
GE Global Insurance Holding Corp.
7.00%, 02/15/26	50,000	54,295
Hartford Financial Services Group Inc.
6.63%, 03/30/40	50,000	53,357
Lincoln National Corp.
6.15%, 04/07/36	25,000	26,465
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39(a)	50,000	72,076
MetLife Inc.
6.40%, 12/15/31	75,000	74,437
6.50%, 12/15/32	76,000	85,467
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	50,000	64,442
New York Life Insurance Co.
6.75%, 11/15/39(a)	50,000	59,235
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	100,000	110,472
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	25,000	34,102
Prudential Financial Inc.
5.40%, 06/13/35	25,000	24,071
6.20%, 11/15/40	100,000	106,271
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	50,000	59,093
Travelers Companies Inc. (The)
6.25%, 06/15/37	68,000	74,960
XL Group PLC
6.38%, 11/15/24	50,000	53,137

		1,285,523
IRON & STEEL—0.36%
ArcelorMittal SA
7.00%, 10/15/39	75,000	77,976

		77,976

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

MACHINERY—0.40%
Caterpillar Inc.
6.05%, 08/15/36	75,000	86,145

		86,145
MANUFACTURING—0.39%
3M Co.
5.70%, 03/15/37	25,000	28,285
Honeywell International Inc.
5.70%, 03/15/37	50,000	55,383

		83,668
MEDIA—6.55%
AOL Time Warner Inc.
7.63%, 04/15/31	170,000	203,915
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	182,000	254,981
Comcast Corp.
6.95%, 08/15/37	100,000	114,122
COX Communications Inc.
8.38%, 03/01/39(a)	25,000	34,218
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	25,000	25,360
6.38%, 03/01/41	25,000	26,489
Grupo Televisa SA
6.63%, 01/15/40	75,000	81,527
NBC Universal Inc.
6.40%, 04/30/40(a)	25,000	26,996
News America Inc.
6.65%, 11/15/37	180,000	195,784
Time Warner Cable Inc.
5.88%, 11/15/40	75,000	73,655
Time Warner Entertainment Co. LP
8.38%, 07/15/33	102,000	130,622
Time Warner Inc.
6.10%, 07/15/40	75,000	76,486
Viacom Inc.
6.88%, 04/30/36	100,000	113,560
7.88%, 07/30/30	50,000	60,229

		1,417,944
MINING—2.18%
Alcoa Inc.
5.90%, 02/01/27	50,000	50,478
5.95%, 02/01/37	25,000	24,818
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	50,000	51,778
Newmont Mining Corp.
6.25%, 10/01/39	30,000	32,368
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	60,000	73,876
Southern Copper Corp.
6.75%, 04/16/40	50,000	50,923
Teck Resources Ltd.
6.00%, 08/15/40	50,000	52,078

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

Vale Overseas Ltd.
6.88%, 11/21/36	25,000	27,367
8.25%, 01/17/34	87,000	108,094

		471,780
MISCELLANEOUS - MANUFACTURING—0.54%
Siemens Financieringsmat
6.13%, 08/17/26(a)	100,000	116,901

		116,901
MULTI-NATIONAL—0.59%
International Bank for Reconstruction and Development
7.63%, 01/19/23	92,000	127,379

		127,379
OIL & GAS—9.86%
Anadarko Petroleum Corp.
6.45%, 09/15/36	115,000	122,374
Apache Corp.
5.10%, 09/01/40	35,000	34,447
6.00%, 01/15/37	31,000	34,462
Canadian Natural Resources Ltd.
6.25%, 03/15/38	100,000	111,416
Cenovus Energy Inc.
6.75%, 11/15/39	50,000	58,570
ConocoPhillips
6.50%, 02/01/39	100,000	119,696
ConocoPhillips Holding Co.
6.95%, 04/15/29	142,000	174,357
Devon Financing Corp. ULC
7.88%, 09/30/31	47,000	62,406
EnCana Corp.
6.50%, 02/01/38	130,000	145,403
Gaz Capital SA Series 2
8.63%, 04/28/34(a)	100,000	126,250
Hess Corp.
5.60%, 02/15/41	75,000	75,478
Marathon Petroleum Corp.
6.50%, 03/01/41(a)	50,000	53,692
Nexen Inc.
6.40%, 05/15/37	59,000	60,935
Noble Holding International Ltd.
6.20%, 08/01/40	30,000	32,545
Pemex Project Funding Master Trust
6.63%, 06/15/35	65,000	67,600
Petro-Canada
6.80%, 05/15/38	95,000	110,242
Petrobras International Finance Co.
6.88%, 01/20/40	95,000	102,655
Petroleos Mexicanos
5.50%, 01/21/21	100,000	104,250
Shell International Finance BV
6.38%, 12/15/38	77,000	91,114
StatoilHydro ASA
6.50%, 12/01/28(a)	100,000	118,574
Suncor Energy Inc.
6.85%, 06/01/39	75,000	87,756
Talisman Energy Inc.
6.25%, 02/01/38	75,000	81,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

Transocean Inc.
6.80%, 03/15/38	30,000	33,153
Valero Energy Corp.
6.63%, 06/15/37	117,000	124,875

		2,134,114
OIL & GAS SERVICES—0.91%
Baker Hughes Inc.
5.13%, 09/15/40	75,000	74,878
Halliburton Co.
7.45%, 09/15/39	50,000	64,725
Weatherford International Ltd.
7.00%, 03/15/38	50,000	56,578

		196,181
PHARMACEUTICALS—3.93%
Abbott Laboratories
5.30%, 05/27/40	25,000	25,732
6.00%, 04/01/39	50,000	56,604
AstraZeneca PLC
6.45%, 09/15/37	62,000	73,279
Bristol-Myers Squibb Co.
5.88%, 11/15/36	15,000	16,912
6.13%, 05/01/38	79,000	92,258
Eli Lilly and Co.
5.55%, 03/15/37	75,000	79,747
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	62,000	72,846
Pfizer Inc.
7.20%, 03/15/39	143,000	182,882
Roche Holdings Inc.
7.00%, 03/01/39(a)	65,000	81,180
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	65,000	78,727
6.55%, 09/15/37	75,000	91,200

		851,367
PIPELINES—2.89%
Energy Transfer Partners LP
6.05%, 12/01/40	35,000	35,655
Enterprise Products Operating LLC
5.95%, 02/01/41	25,000	25,578
6.13%, 10/15/39	60,000	62,648
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	117,000	132,776
ONEOK Partners LP
6.85%, 10/15/37	50,000	57,376
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	75,000	82,853
TransCanada PipeLines Ltd.
6.10%, 06/01/40	25,000	27,334
6.20%, 10/15/37	25,000	27,586
7.63%, 01/15/39	64,000	82,046
Williams Companies Inc. (The)
8.75%, 03/15/32	48,000	65,291
Williams Partners LP
6.30%, 04/15/40	25,000	27,278

		626,421

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

RETAIL—3.76%
CVS Caremark Corp.
6.13%, 09/15/39	50,000	52,274
CVS Pass-Through Trust
6.94%, 01/10/30	92,793	104,512
Home Depot Inc. (The)
5.88%, 12/16/36	60,000	62,182
5.95%, 04/01/41	50,000	52,479
Lowe’s Companies Inc.
5.80%, 04/15/40	75,000	81,265
McDonald’s Corp.
6.30%, 10/15/37	50,000	59,418
Target Corp.
7.00%, 01/15/38	50,000	61,591
Wal-Mart Stores Inc.
5.00%, 10/25/40	100,000	96,194
6.50%, 08/15/37	154,000	179,386
7.55%, 02/15/30	50,000	64,756

		814,057
SOFTWARE—0.82%
Microsoft Corp.
5.20%, 06/01/39	75,000	77,302
Oracle Corp.
5.38%, 07/15/40(a)	75,000	76,893
6.13%, 07/08/39	20,000	22,634

		176,829
TELECOMMUNICATIONS—9.32%
Alltel Corp.
7.88%, 07/01/32	50,000	66,185
America Movil SAB de CV
6.38%, 03/01/35	75,000	83,578
AT&T Inc.
5.35%, 09/01/40	274,000	261,326
6.30%, 01/15/38	196,000	209,880
BellSouth Capital Funding Corp.
7.88%, 02/15/30	125,000	155,923
British Telecom PLC
9.88%, 12/15/30	50,000	71,263
Cisco Systems Inc.
5.90%, 02/15/39	74,000	79,443
Deutsche Telekom International Finance BV
8.75%, 06/15/30	119,000	162,108
Embarq Corp.
8.00%, 06/01/36	50,000	54,240
France Telecom SA
8.50%, 03/01/31	70,000	96,942
Motorola Inc.
6.63%, 11/15/37	50,000	57,361
Royal KPN NV
8.38%, 10/01/30	50,000	65,294
Telecom Italia Capital SA
7.20%, 07/18/36	35,000	35,588
7.72%, 06/04/38	76,000	81,108
Telefonica Emisiones SAU
7.05%, 06/20/36	50,000	55,642
Telefonica Europe BV
8.25%, 09/15/30	37,000	45,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

Verizon Communications Inc.
6.40%, 02/15/38	50,000	55,094
7.75%, 12/01/30	172,000	216,609
8.95%, 03/01/39	75,000	107,998
Vodafone Group PLC
7.88%, 02/15/30	44,000	56,993

		2,018,251
TRANSPORTATION—2.66%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	150,000	157,512
Canadian National Railway Co.
6.38%, 11/15/37	58,000	68,527
CSX Corp.
6.22%, 04/30/40	75,000	82,129
Norfolk Southern Corp.
7.05%, 05/01/37	80,000	99,138
Union Pacific Corp.
6.63%, 02/01/29	67,000	79,360
United Parcel Service Inc.
6.20%, 01/15/38	77,000	89,815

		576,481

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,969,313)		18,658,075

FOREIGN GOVERNMENT BONDS & NOTES(c)—11.57%

BRAZIL—2.91%
Brazil (Federative Republic of)
8.88%, 04/15/24	100,000	140,000
10.13%, 05/15/27	236,000	366,980
11.00%, 08/17/40	90,000	122,625

		629,605
CANADA—1.71%
Hydro-Quebec
8.05%, 07/07/24	150,000	209,011
Quebec (Province of)
7.13%, 02/09/24	40,000	52,499
7.50%, 09/15/29	80,000	109,930

		371,440
ITALY—1.02%
Italy (Republic of)
5.38%, 06/15/33	12,000	12,398
6.88%, 09/27/23	175,000	207,930

		220,328
MEXICO—1.64%
United Mexican States
6.05%, 01/11/40	100,000	105,750
6.75%, 09/27/34	50,000	57,875
7.50%, 04/08/33	152,000	191,140

		354,765
PANAMA—0.54%
Panama (Republic of)
6.70%, 01/26/36	100,000	116,000

		116,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2011

PERU—0.92%
Peru (Republic of)
6.55%, 03/14/37	70,000	77,350
7.35%, 07/21/25	100,000	121,750

		199,100
RUSSIA—2.32%
Russian Federation (The)
7.50%, 03/31/30(a)	351,190	413,526
12.75%, 06/24/28(a)	50,000	89,000

		502,526
SOUTH AFRICA—0.51%
South Africa (Republic of)
5.88%, 05/30/22	100,000	110,950

		110,950

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,420,458)		2,504,714

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.14%

MONEY MARKET FUNDS—1.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	245,690	245,690

		245,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,690)		245,690

TOTAL INVESTMENTS IN SECURITIES—98.90%
(Cost: $20,635,461)		21,408,479
Other Assets, Less Liabilities—1.10%		238,315

NET ASSETS—100.00%		$21,646,794

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—41.64%

AEROSPACE & DEFENSE—0.72%
Boeing Co. (The)
6.88%, 03/15/39	$25,000	$31,397
Lockheed Martin Corp.
6.15%, 09/01/36	25,000	28,295
Northrop Grumman Systems Corp.
7.75%, 02/15/31	20,000	26,223
United Technologies Corp.
5.70%, 04/15/40	25,000	27,554
6.13%, 07/15/38	35,000	40,779

		154,248
AGRICULTURE—0.54%
Altria Group Inc.
10.20%, 02/06/39	30,000	44,664
Archer-Daniels-Midland Co.
5.38%, 09/15/35	50,000	51,720
Philip Morris International Inc.
6.38%, 05/16/38	18,000	20,830

		117,214
BANKS—1.27%
Barclays Bank PLC
6.86%, 06/15/32(a)	60,000	57,900
HSBC Holdings PLC
6.50%, 09/15/37	100,000	105,123
KfW
0.00%, 06/29/37	32,000	9,267
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	25,000	28,606
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	75,000	72,988

		273,884
BEVERAGES—0.57%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	48,000	67,660
Diageo Capital PLC
5.88%, 09/30/36	25,000	27,716
PepsiCo Inc.
5.50%, 01/15/40	25,000	26,671

		122,047
BIOTECHNOLOGY—0.13%
Amgen Inc.
6.40%, 02/01/39	25,000	28,626

		28,626

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

CHEMICALS—0.18%
Dow Chemical Co. (The)
9.40%, 05/15/39	25,000	38,660

		38,660
COMMERCIAL SERVICES—0.27%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	52,000	57,538

		57,538
COMPUTERS—0.25%
International Business Machines Corp.
5.60%, 11/30/39	50,000	54,089

		54,089
COSMETICS & PERSONAL CARE—0.17%
Procter & Gamble Co. (The)
5.55%, 03/05/37	33,000	36,869

		36,869
DIVERSIFIED FINANCIAL SERVICES—5.24%
American Express Co.
8.15%, 03/19/38	25,000	34,652
Capital One Capital VI
8.88%, 05/15/40	25,000	26,375
Citigroup Inc.
6.88%, 03/05/38	92,000	105,967
8.13%, 07/15/39	75,000	97,696
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	25,000	30,554
General Electric Capital Corp.
5.88%, 01/14/38	10,000	10,328
6.75%, 03/15/32	156,000	178,793
General Electric Capital Corp. Series A
6.15%, 08/07/37	75,000	80,030
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	68,000	65,155
6.45%, 05/01/36	50,000	48,756
6.75%, 10/01/37	55,000	55,636
Jefferies Group Inc.
6.88%, 04/15/21	15,000	16,315
JPMorgan Chase Capital XXV
6.80%, 10/01/37	169,000	173,061
Merrill Lynch & Co. Inc.
6.22%, 09/15/26	114,000	116,414
Morgan Stanley
5.00%, 08/31/25	25,000	25,116
7.25%, 04/01/32	25,000	30,364
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	25,000	33,526

		1,128,738
ELECTRIC—4.97%
Alabama Power Co.
6.00%, 03/01/39	25,000	28,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Appalachian Power Co. Series Q
7.00%, 04/01/38	25,000	29,417
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	25,000	30,548
Duke Energy Carolinas LLC
6.10%, 06/01/37	58,000	66,254
Exelon Generation Co. LLC
6.25%, 10/01/39	25,000	26,176
FirstEnergy Corp.
7.38%, 11/15/31	54,000	62,643
Florida Power & Light Co.
5.95%, 02/01/38	50,000	56,112
Massachusetts Electric Co.
5.90%, 11/15/39(a)	25,000	26,974
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	171,000	186,461
Oncor Electric Delivery Co.
7.00%, 09/01/22	25,000	29,976
Pacific Gas & Electric Co.
5.80%, 03/01/37	25,000	26,469
6.05%, 03/01/34	56,000	60,921
Progress Energy Inc.
7.75%, 03/01/31	58,000	74,377
PSEG Power LLC
8.63%, 04/15/31	50,000	65,425
Public Service Co. of Colorado
6.25%, 09/01/37	48,000	56,280
Puget Sound Energy Inc.
5.80%, 03/15/40	25,000	26,412
San Diego Gas & Electric Co.
6.13%, 09/15/37	54,000	62,782
Southern California Edison Co.
5.50%, 03/15/40	35,000	37,069
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	25,000	28,056
Virginia Electric and Power Co.
8.88%, 11/15/38	60,000	90,191

		1,070,840
ELECTRONICS—0.14%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	25,000	30,574

		30,574
ENVIRONMENTAL CONTROL—0.26%
Republic Services Inc.
6.20%, 03/01/40	25,000	26,735
Waste Management Inc.
7.00%, 07/15/28	25,000	29,507

		56,242
FOOD—1.15%
ConAgra Foods Inc.
8.25%, 09/15/30	25,000	29,596
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	25,000	30,865
Kellogg Co. Series B
7.45%, 04/01/31	20,000	25,745
Kraft Foods Inc.
6.50%, 02/09/40	30,000	33,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

6.88%, 02/01/38	44,000	51,340
Kroger Co. (The)
5.40%, 07/15/40	20,000	19,925
6.90%, 04/15/38	25,000	29,543
Unilever Capital Corp.
5.90%, 11/15/32	25,000	28,277

		249,003
FOREST PRODUCTS & PAPER—0.13%
International Paper Co.
7.30%, 11/15/39	25,000	28,932

		28,932
HEALTH CARE - PRODUCTS—0.18%
Johnson & Johnson
5.85%, 07/15/38	25,000	28,520
5.95%, 08/15/37	8,000	9,224

		37,744
HEALTH CARE - SERVICES—0.69%
Aetna Inc.
6.63%, 06/15/36	50,000	57,333
UnitedHealth Group Inc.
6.88%, 02/15/38	50,000	58,733
WellPoint Inc.
6.38%, 06/15/37	30,000	33,363

		149,429
INSURANCE—2.70%
Allstate Corp. (The)
6.90%, 05/15/38	48,000	56,964
American International Group Inc.
6.25%, 05/01/36	20,000	20,575
8.18%, 05/15/38	50,000	55,000
AXA SA
8.60%, 12/15/30	25,000	30,744
Chubb Corp. (The)
6.00%, 05/11/37	35,000	37,884
Liberty Mutual Group Inc.
6.50%, 03/15/35(a)	25,000	25,148
Lincoln National Corp.
7.00%, 06/15/40	20,000	23,429
MetLife Inc.
5.70%, 06/15/35	33,000	33,850
6.40%, 12/15/31	35,000	34,738
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	25,000	32,221
New York Life Insurance Co.
6.75%, 11/15/39(a)	25,000	29,618
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	25,000	27,618
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	50,000	68,203
Prudential Financial Inc.
5.70%, 12/14/36	50,000	50,097
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	25,000	29,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Travelers Companies Inc. (The)
6.25%, 06/15/37	25,000	27,559

		583,194
IRON & STEEL—0.12%
ArcelorMittal SA
7.00%, 10/15/39	25,000	25,992

		25,992
MACHINERY—0.47%
Caterpillar Inc.
6.05%, 08/15/36	64,000	73,510
Deere & Co.
5.38%, 10/16/29	25,000	27,205

		100,715
MEDIA—3.19%
AOL Time Warner Inc.
7.63%, 04/15/31	82,000	98,359
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100,000	140,099
Comcast Corp.
6.95%, 08/15/37	50,000	57,061
COX Communications Inc.
8.38%, 03/01/39(a)	25,000	34,218
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	25,000	25,360
Grupo Televisa SA
6.63%, 01/15/40	35,000	38,046
News America Inc.
6.65%, 11/15/37	70,000	76,138
6.90%, 08/15/39	25,000	27,836
Time Warner Cable Inc.
6.75%, 06/15/39	35,000	38,210
Time Warner Entertainment Co. LP
8.38%, 07/15/33	54,000	69,153
Time Warner Inc.
6.20%, 03/15/40	25,000	25,835
Viacom Inc.
6.88%, 04/30/36	25,000	28,390
7.88%, 07/30/30	25,000	30,115

		688,820
MINING—1.17%
Alcoa Inc.
5.95%, 02/01/37	25,000	24,818
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	35,000	36,244
Newmont Mining Corp.
6.25%, 10/01/39	25,000	26,974
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	25,000	30,781
Southern Copper Corp.
6.75%, 04/16/40	35,000	35,646
Teck Resources Ltd.
6.13%, 10/01/35	25,000	26,471
Vale Overseas Ltd.
6.88%, 11/21/36	15,000	16,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

6.88%, 11/10/39	50,000	54,945

		252,299
MISCELLANEOUS - MANUFACTURING—0.54%
Siemens Financieringsmat
6.13%, 08/17/26(a)	100,000	116,901

		116,901
MULTI-NATIONAL—0.62%
International Bank for Reconstruction and Development
7.63%, 01/19/23	96,000	132,917

		132,917
OIL & GAS—4.40%
Anadarko Petroleum Corp.
6.20%, 03/15/40	55,000	56,992
6.45%, 09/15/36	35,000	37,244
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50,000	55,708
ConocoPhillips Holding Co.
6.95%, 04/15/29	108,000	132,609
Devon Financing Corp. ULC
7.88%, 09/30/31	44,000	58,422
EnCana Corp.
6.50%, 02/01/38	25,000	27,962
Gaz Capital SA
7.29%, 08/16/37(a)	100,000	110,500
Hess Corp.
5.60%, 02/15/41	25,000	25,159
7.30%, 08/15/31	50,000	61,203
Nexen Inc.
6.40%, 05/15/37	25,000	25,820
Noble Holding International Ltd.
6.20%, 08/01/40	20,000	21,697
Pemex Project Funding Master Trust
6.63%, 06/15/35	35,000	36,400
Petro-Canada
6.80%, 05/15/38	25,000	29,011
Petrobras International Finance Co.
5.75%, 01/20/20	25,000	26,461
Shell International Finance BV
6.38%, 12/15/38	40,000	47,332
StatoilHydro ASA
6.50%, 12/01/28(a)	52,000	61,659
Suncor Energy Inc.
6.50%, 06/15/38	42,000	47,136
Transocean Inc.
6.80%, 03/15/38	10,000	11,051
Valero Energy Corp.
6.63%, 06/15/37	50,000	53,365
10.50%, 03/15/39	15,000	22,128

		947,859
OIL & GAS SERVICES—0.17%
Halliburton Co.
7.45%, 09/15/39	29,000	37,540

		37,540

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

PHARMACEUTICALS—1.68%
Abbott Laboratories
6.15%, 11/30/37	25,000	28,691
AstraZeneca PLC
6.45%, 09/15/37	28,000	33,094
Bristol-Myers Squibb Co.
5.88%, 11/15/36	11,000	12,402
Eli Lilly and Co.
5.50%, 03/15/27	25,000	27,107
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	30,000	35,248
Merck & Co. Inc.
6.40%, 03/01/28	25,000	30,131
Pfizer Inc.
7.20%, 03/15/39	36,000	46,040
Roche Holdings Inc.
7.00%, 03/01/39(a)	32,000	39,966
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38,000	46,025
Wyeth
5.95%, 04/01/37	57,000	62,815

		361,519
PIPELINES—1.50%
Enterprise Products Operating LLC
6.45%, 09/01/40	60,000	65,677
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	52,000	59,012
ONEOK Partners LP
6.85%, 10/15/37	50,000	57,376
TransCanada PipeLines Ltd.
6.20%, 10/15/37	45,000	49,654
7.63%, 01/15/39	25,000	32,049
Williams Companies Inc. (The)
8.75%, 03/15/32	24,000	32,646
Williams Partners LP
6.30%, 04/15/40	25,000	27,278

		323,692
REAL ESTATE INVESTMENT TRUSTS—0.13%
Simon Property Group LP
6.75%, 02/01/40	25,000	28,937

		28,937
RETAIL—2.38%
CVS Caremark Corp.
6.13%, 09/15/39	25,000	26,137
CVS Pass-Through Trust
8.35%, 07/10/31(a)	48,412	59,516
Home Depot Inc. (The)
5.88%, 12/16/36	52,000	53,891
Lowe’s Companies Inc.
5.50%, 10/15/35	50,000	51,878
McDonald’s Corp.
6.30%, 03/01/38	25,000	29,741
Target Corp.
7.00%, 01/15/38	100,000	123,182
Wal-Mart Stores Inc.
6.20%, 04/15/38	50,000	56,209

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

6.50%, 08/15/37	68,000	79,209
7.55%, 02/15/30	25,000	32,378

		512,141
SOFTWARE—0.59%
Microsoft Corp.
5.20%, 06/01/39	15,000	15,460
5.30%, 02/08/41	25,000	26,171
Oracle Corp.
5.38%, 07/15/40(a)	50,000	51,262
6.50%, 04/15/38	30,000	35,340

		128,233
TELECOMMUNICATIONS—4.05%
America Movil SAB de CV
6.38%, 03/01/35	50,000	55,719
AT&T Inc.
6.30%, 01/15/38	171,000	183,110
6.55%, 02/15/39	75,000	82,975
British Telecom PLC
9.88%, 12/15/30	36,000	51,309
Cisco Systems Inc.
5.90%, 02/15/39	44,000	47,237
Deutsche Telekom International Finance BV
8.75%, 06/15/30	48,000	65,388
Embarq Corp.
8.00%, 06/01/36	25,000	27,120
France Telecom SA
8.50%, 03/01/31	21,000	29,083
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25,000	35,653
Qwest Corp.
6.88%, 09/15/33	25,000	24,087
Telecom Italia Capital SA
7.72%, 06/04/38	21,000	22,411
Telefonica Europe BV
8.25%, 09/15/30	32,000	39,503
Verizon Communications Inc.
6.40%, 02/15/38	30,000	33,056
7.75%, 12/01/30	118,000	148,604
Vodafone Group PLC
6.15%, 02/27/37	25,000	27,906

		873,161
TRANSPORTATION—1.07%
Canadian National Railway Co.
6.38%, 11/15/37	40,000	47,260
CSX Corp.
6.22%, 04/30/40	35,000	38,327
Norfolk Southern Corp.
7.05%, 05/01/37	54,000	66,918
Union Pacific Corp.
6.63%, 02/01/29	30,000	35,535
United Parcel Service Inc.
6.20%, 01/15/38	36,000	41,991

		230,031

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,515,884)		8,978,628

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

FOREIGN GOVERNMENT BONDS & NOTES(b)—5.82%

BRAZIL—1.54%
Brazil (Federative Republic of)
7.13%, 01/20/37	50,000	60,825
8.88%, 04/15/24	78,000	109,200
10.13%, 05/15/27	50,000	77,750
11.00%, 08/17/40	62,000	84,475

		332,250
CANADA—0.99%
Hydro-Quebec
8.05%, 07/07/24	75,000	104,505
Quebec (Province of)
7.50%, 09/15/29	80,000	109,930

		214,435
ITALY—0.31%
Italy (Republic of)
5.38%, 06/15/33	64,000	66,124

		66,124
MEXICO—0.87%
United Mexican States
6.05%, 01/11/40	58,000	61,335
8.30%, 08/15/31	60,000	81,300
11.50%, 05/15/26	24,000	43,817

		186,452
PANAMA—0.16%
Panama (Republic of)
6.70%, 01/26/36	30,000	34,800

		34,800
PERU—0.52%
Peru (Republic of)
8.75%, 11/21/33	82,000	112,135

		112,135
RUSSIA—1.43%
Russian Federation (The)
7.50%, 03/31/30(a)	185,975	218,986
12.75%, 06/24/28(a)	50,000	89,000

		307,986

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,203,163)		1,254,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

MUNICIPAL DEBT OBLIGATIONS—5.37%

CALIFORNIA—1.48%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	30,000	33,061
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	20,000	21,440
Los Angeles Community College District GO BAB
6.75%, 08/01/42	20,000	23,675
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	25,000	28,739
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20,000	20,457
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	20,000	20,718
State of California GO BAB
7.50%, 04/01/34	50,000	58,234
7.55%, 04/01/39	95,000	111,938

		318,262
CONNECTICUT—0.18%
State of Connecticut GO
Series A
5.85%, 03/15/32	35,000	38,267

		38,267
GEORGIA—0.16%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
6.64%, 04/01/18	25,000	24,698
6.66%, 04/01/18	10,000	9,711

		34,409
ILLINOIS—0.52%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	25,000	27,205
State of Illinois GO
5.10%, 06/01/33	85,000	74,844
State of Illinois GO BAB
6.63%, 02/01/35	10,000	10,230

		112,279
MASSACHUSETTS—0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	20,000	19,142

		19,142

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

NEW JERSEY—0.27%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	25,000	28,047
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	25,000	30,856

		58,903
NEW YORK—1.34%
City of New York GO BAB
5.21%, 10/01/31	30,000	29,888
Dormitory Authority of the State of New York RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100,000	104,675
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	30,000	37,424
Series E
6.81%, 11/15/40	25,000	28,278
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	30,000	32,329
5.95%, 06/15/42	50,000	55,351

		287,945
OHIO—0.28%
American Municipal Power–Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	25,000	30,846
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30,000	29,897

		60,743
PENNSYLVANIA—0.22%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/46	50,000	48,432

		48,432
TEXAS—0.83%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/35	50,000	56,249
State of Texas GO BAB
Series A
4.63%, 04/01/33	100,000	96,124
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	25,000	26,177

		178,550

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,098,313)		1,156,932

U.S. GOVERNMENT & AGENCY OBLIGATIONS—45.10%

U.S. GOVERNMENT AGENCY OBLIGATIONS—4.07%
Federal Home Loan Mortgage Corp.
6.00%, 04/16/37	100,000	103,424

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

6.25%, 07/15/32	112,000	140,824
6.75%, 03/15/31	28,000	36,826
Federal National Mortgage Association
5.63%, 07/15/37	74,000	85,693
6.63%, 11/15/30	87,000	112,954
7.25%, 05/15/30	182,000	251,133
Tennessee Valley Authority
7.13%, 05/01/30	110,000	147,497

		878,351
U.S. GOVERNMENT OBLIGATIONS—41.03%
U.S. Treasury Bonds
3.50%, 02/15/39	590,000	521,519
3.88%, 08/15/40	790,000	743,706
4.25%, 05/15/39	440,000	443,621
4.25%, 11/15/40	520,000	522,402
4.38%, 02/15/38	105,000	108,562
4.38%, 11/15/39	265,000	272,481
4.38%, 05/15/40	155,000	159,166
4.38%, 05/15/41	400,000	410,656
4.50%, 02/15/36	65,000	68,851
4.50%, 05/15/38	60,000	63,241
4.50%, 08/15/39	100,000	105,031
4.63%, 02/15/40	110,000	117,820
4.75%, 02/15/37	372,000	408,437
4.75%, 02/15/41	880,000	960,828
5.00%, 05/15/37	55,000	62,668
5.25%, 11/15/28	144,000	169,805
5.25%, 02/15/29	138,000	162,747
5.38%, 02/15/31	143,000	171,470
5.50%, 08/15/28	30,000	36,376
6.00%, 02/15/26	43,000	54,466
6.13%, 11/15/27	65,000	83,849
6.13%, 08/15/29	610,000	791,957
6.25%, 08/15/23	385,000	495,603
6.25%, 05/15/30	202,000	266,468
6.38%, 08/15/27	158,000	208,661
6.50%, 11/15/26	100,000	133,117
6.63%, 02/15/27	30,000	40,453
6.75%, 08/15/26	25,000	33,982
6.88%, 08/15/25	119,000	162,699
7.13%, 02/15/23	50,000	68,633
7.25%, 08/15/22	308,000	425,474
7.50%, 11/15/24	30,000	42,939
7.63%, 11/15/22	245,000	348,020
7.63%, 02/15/25	30,000	43,429
8.00%, 11/15/21	95,000	136,922

		8,846,059

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $9,410,365)		9,724,410

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.55%

MONEY MARKET FUNDS—0.55%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	117,973	117,973

		117,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,973)		117,973

TOTAL INVESTMENTS IN SECURITIES—98.48%
(Cost: $20,345,698)		21,232,125
Other Assets, Less Liabilities—1.52%		327,538

NET ASSETS—100.00%		$21,559,663

BAB	- Build America Bonds
GO	- General Obligation
GOL	- General Obligation Limited
RB	- Revenue Bond

Insured by:

NPFGC - National Public Finance Guarantee Corp.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—93.03%

AEROSPACE & DEFENSE—0.73%
Boeing Co. (The)
1.88%, 11/20/12	$5,700,000	$5,808,963
5.13%, 02/15/13	14,250,000	15,310,286
General Dynamics Corp.
4.25%, 05/15/13	12,865,000	13,743,492
5.25%, 02/01/14	10,000,000	11,108,869
Lockheed Martin Corp.
4.12%, 03/14/13	9,000,000	9,526,144
United Technologies Corp.
6.10%, 05/15/12(a)	4,250,000	4,480,938

		59,978,692
AGRICULTURE—1.16%
Altria Group Inc.
8.50%, 11/10/13	24,590,000	28,625,828
Bunge Ltd. Finance Corp.
5.88%, 05/15/13	2,000,000	2,144,418
Philip Morris International Inc.
4.88%, 05/16/13	24,189,000	26,038,069
6.88%, 03/17/14	13,000,000	15,008,085
Reynolds American Inc.
7.25%, 06/01/12(a)	6,280,000	6,661,965
7.25%, 06/01/13	10,250,000	11,401,211
UST Inc.
6.63%, 07/15/12	4,844,000	5,140,657

		95,020,233
AIRLINES—0.04%
Southwest Airlines Co.
6.50%, 03/01/12	3,000,000	3,119,181

		3,119,181
AUTO MANUFACTURERS—0.44%
Daimler Finance North America LLC
6.50%, 11/15/13	28,795,000	32,114,804
PACCAR Inc.
6.38%, 02/15/12(a)	1,800,000	1,869,979
6.88%, 02/15/14(a)	1,750,000	1,997,249

		35,982,032
AUTO PARTS & EQUIPMENT—0.10%
Johnson Controls Inc.
1.75%, 03/01/14	8,000,000	8,059,290

		8,059,290
BANKS—19.49%
American Express Bank FSB
5.50%, 04/16/13	16,000,000	17,188,889
5.55%, 10/17/12	6,000,000	6,358,326
American Express Centurion Bank
5.55%, 10/17/12	6,500,000	6,892,803

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Bank of America Corp.
4.75%, 08/15/13	2,700,000	2,876,444
4.88%, 09/15/12	6,000,000	6,283,701
4.88%, 01/15/13	9,000,000	9,489,809
4.90%, 05/01/13	43,000,000	45,569,371
5.38%, 09/11/12	6,000,000	6,315,261
7.38%, 05/15/14	3,500,000	3,994,588
Bank of Montreal
1.75%, 04/29/14	9,800,000	9,890,872
2.13%, 06/28/13(a)	11,000,000	11,249,642
Bank of New York Mellon Corp. (The)
1.50%, 01/31/14	5,000,000	5,029,569
4.30%, 05/15/14	110,000	119,125
4.50%, 04/01/13	5,000,000	5,320,200
4.95%, 11/01/12	26,358,000	27,831,471
5.13%, 08/27/13	12,500,000	13,604,578
Bank of Nova Scotia
2.25%, 01/22/13	20,000,000	20,489,560
2.38%, 12/17/13	19,750,000	20,281,253
Bank One Corp.
5.25%, 01/30/13	7,500,000	7,977,369
Banque Centrale de Tunisie
7.38%, 04/25/12(a)	4,300,000	4,482,750
Barclays Bank PLC
2.38%, 01/13/14	8,000,000	8,163,669
2.50%, 01/23/13	31,050,000	31,752,813
5.20%, 07/10/14	3,500,000	3,829,896
5.45%, 09/12/12	19,200,000	20,338,301
BB&T Corp.
2.05%, 04/28/14	5,000,000	5,053,184
3.38%, 09/25/13	6,000,000	6,287,816
3.85%, 07/27/12	13,100,000	13,540,556
4.75%, 10/01/12	5,367,000	5,617,691
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	4,000,000	3,997,336
BNP Paribas SA
2.13%, 12/21/12(a)	12,000,000	12,217,786
Brookfield Asset Management Inc.
7.13%, 06/15/12	2,750,000	2,900,114
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	17,600,000	17,692,073
Charter One Bank N.A.
6.38%, 05/15/12	2,750,000	2,838,931
Citigroup Inc.
5.13%, 05/05/14	2,000,000	2,160,616
Credit Suisse New York
2.20%, 01/14/14	12,000,000	12,223,109
3.45%, 07/02/12	11,750,000	12,105,878
5.00%, 05/15/13	46,000,000	49,260,100
5.50%, 05/01/14	7,000,000	7,738,173
Deutsche Bank AG London
2.38%, 01/11/13	19,000,000	19,411,252
4.88%, 05/20/13	38,500,000	41,061,208
5.38%, 10/12/12	28,730,000	30,421,316
Export-Import Bank of Korea (The)
5.50%, 10/17/12	14,100,000	14,809,299

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

8.13%, 01/21/14	10,000,000	11,486,655
Fifth Third Bancorp
6.25%, 05/01/13	10,000,000	10,860,867
HSBC Bank (USA) N.A.
4.63%, 04/01/14	11,000,000	11,674,434
HSBC Holdings PLC
5.25%, 12/12/12	16,500,000	17,441,281
ICICI Bank Ltd.
6.63%, 10/03/12(b)	18,100,000	19,116,756
KeyBank N.A.
5.50%, 09/17/12	3,625,000	3,835,826
5.70%, 08/15/12	2,250,000	2,385,000
KeyCorp
6.50%, 05/14/13	10,500,000	11,497,500
KfW
1.25%, 06/15/12	5,000,000	5,047,418
1.38%, 07/15/13	62,550,000	63,510,580
1.38%, 01/13/14	48,500,000	49,177,036
1.50%, 04/04/14(a)	25,000,000	25,377,475
1.88%, 01/14/13	69,750,000	71,344,603
2.25%, 04/16/12(a)	35,100,000	35,696,595
3.25%, 03/15/13	39,000,000	40,883,774
3.50%, 05/16/13	27,000,000	28,530,171
3.50%, 03/10/14	53,000,000	56,718,867
4.00%, 10/15/13	20,000,000	21,495,044
4.75%, 05/15/12	27,750,000	28,911,215
Landesbank Baden-Wuerttemberg New York
6.35%, 04/01/12	3,250,000	3,381,771
Landeskreditbank Baden-Wuerttemberg-Foerderbank
4.88%, 01/13/12(a)	3,000,000	3,082,335
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	18,500,000	18,858,663
3.25%, 03/15/13(a)	10,750,000	11,257,441
4.13%, 07/15/13	20,000,000	21,427,854
Landwirtschaftliche Rentenbank Series E
5.25%, 07/02/12	18,950,000	19,932,129
M&I Marshall & Ilsley Bank
5.25%, 09/04/12	2,000,000	2,072,500
M&T Bank Corp.
5.38%, 05/24/12(a)	2,300,000	2,404,497
Mellon Capital IV Series 1
6.24%, 06/20/12(a)(c)	2,250,000	2,070,000
North Fork Bancorporation Inc.
5.88%, 08/15/12	3,000,000	3,146,278
Northern Trust Corp.
5.50%, 08/15/13	4,500,000	4,944,029
Oesterreichische Kontrollbank AG
1.38%, 01/21/14(a)	10,000,000	10,114,708
1.75%, 03/11/13(a)	15,000,000	15,299,943
3.63%, 06/17/13	10,000,000	10,586,569
4.75%, 10/16/12	12,300,000	13,019,918
ORIX Corp.
5.48%, 11/22/11(a)	1,825,000	1,859,680
PNC Funding Corp.
5.50%, 09/28/12(d)	3,250,000	3,443,454

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Rabobank Nederland
1.85%, 01/10/14	16,750,000	16,962,325
Royal Bank of Canada
1.13%, 01/15/14(a)	14,500,000	14,500,504
2.10%, 07/29/13(a)	14,500,000	14,881,962
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	6,000,000	6,124,635
3.40%, 08/23/13	21,500,000	22,096,812
Sovereign Bank
5.13%, 03/15/13	6,000,000	6,102,926
Sumitomo Mitsui Banking Corp.
8.00%, 06/15/12(a)	5,630,000	5,995,950
SunTrust Banks Inc.
5.25%, 11/05/12	4,800,000	5,045,106
U.S. Bancorp
1.13%, 10/30/13	5,000,000	4,989,107
1.38%, 09/13/13	11,150,000	11,189,558
4.20%, 05/15/14	9,000,000	9,693,511
U.S. Bancorp Series R
2.13%, 02/15/13	4,000,000	4,074,740
U.S. Bancorp Series S
2.00%, 06/14/13	8,900,000	9,057,798
UBS AG
2.75%, 01/08/13(a)	3,300,000	3,369,454
UBS AG Stamford
2.25%, 08/12/13	14,250,000	14,505,846
2.25%, 01/28/14	11,500,000	11,677,562
UBS Preferred Funding Trust II
7.25%, 06/27/11(a)(c)	3,300,000	3,308,210
UnionBanCal Corp.
5.25%, 12/16/13	4,030,000	4,366,880
US Bank N.A.
6.30%, 02/04/14	5,500,000	6,139,773
Wachovia Bank N.A./Wells Fargo & Co.
5.70%, 08/01/13(a)	10,876,000	11,903,050
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	5,000,000	5,352,892
5.50%, 05/01/13	37,183,000	40,116,991
Wells Fargo & Co.
4.38%, 01/31/13	38,900,000	40,983,156
4.95%, 10/16/13	20,250,000	21,742,407
5.13%, 09/01/12(a)	3,250,000	3,417,460
5.25%, 10/23/12	29,300,000	31,033,804
Westpac Banking Corp.
1.85%, 12/09/13(a)	12,000,000	12,119,408
2.10%, 08/02/13	15,250,000	15,494,666
2.25%, 11/19/12	19,000,000	19,376,573

		1,592,182,630
BEVERAGES—2.68%
Anheuser-Busch Companies Inc.
4.38%, 01/15/13	2,000,000	2,099,479
4.70%, 04/15/12(a)	5,400,000	5,588,622
Anheuser-Busch InBev Worldwide Inc.
2.50%, 03/26/13(a)	11,625,000	11,939,227
3.00%, 10/15/12	16,250,000	16,730,781
7.20%, 01/15/14	10,000,000	11,433,995

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Bottling Group LLC
4.63%, 11/15/12	9,250,000	9,793,360
6.95%, 03/15/14	35,000,000	40,572,344
Coca-Cola Co. (The)
0.75%, 11/15/13	5,500,000	5,463,179
3.63%, 03/15/14	410,000	437,493
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	7,715,000	7,696,118
7.38%, 03/03/14	18,415,000	21,474,723
Coca-Cola HBC Finance BV
5.13%, 09/17/13	3,000,000	3,211,454
Companhia de Bebidas das Americas
8.75%, 09/15/13	2,000,000	2,301,200
Diageo Capital PLC
5.20%, 01/30/13	13,600,000	14,524,405
7.38%, 01/15/14	17,500,000	20,180,784
Dr Pepper Snapple Group Inc.
2.35%, 12/21/12	7,400,000	7,561,106
PepsiAmericas Inc.
5.75%, 07/31/12	3,000,000	3,184,828
PepsiCo Inc.
0.88%, 10/25/13	8,300,000	8,305,545
4.65%, 02/15/13	17,500,000	18,602,870
5.15%, 05/15/12	7,600,000	7,946,431

		219,047,944
BIOTECHNOLOGY—0.15%
Biogen Idec Inc.
6.00%, 03/01/13	7,590,000	8,113,794
Life Technologies Corp.
3.38%, 03/01/13	4,000,000	4,113,798

		12,227,592
BUILDING MATERIALS—0.07%
CRH America Inc.
6.95%, 03/15/12	5,555,000	5,801,142

		5,801,142
CHEMICALS—1.22%
Air Products and Chemicals Inc.
4.15%, 02/01/13	3,000,000	3,132,007
Airgas Inc.
2.85%, 10/01/13	9,500,000	9,723,122
Dow Chemical Co. (The)
4.85%, 08/15/12	11,250,000	11,779,151
6.00%, 10/01/12	8,450,000	9,017,804
7.60%, 05/15/14	9,190,000	10,710,581
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14(a)	10,770,000	10,896,505
4.75%, 11/15/12	3,000,000	3,174,881
4.88%, 04/30/14	1,000,000	1,097,558
5.00%, 01/15/13	3,430,000	3,660,730
5.00%, 07/15/13	4,080,000	4,411,318
5.88%, 01/15/14	1,869,000	2,085,628
Monsanto Co.
7.38%, 08/15/12	1,800,000	1,949,296
Potash Corp. of Saskatchewan Inc.
4.88%, 03/01/13(a)	731,000	778,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

PPG Industries Inc.
5.75%, 03/15/13	5,833,000	6,293,976
Praxair Inc.
1.75%, 11/15/12	7,250,000	7,363,563
2.13%, 06/14/13	2,750,000	2,816,869
3.95%, 06/01/13	3,500,000	3,717,106
Rohm and Haas Co.
5.60%, 03/15/13	6,895,000	7,402,554

		100,010,853
COMMERCIAL SERVICES—0.14%
Block Financial LLC
7.88%, 01/15/13(a)	3,500,000	3,692,500
McKesson Corp.
5.25%, 03/01/13	3,500,000	3,743,622
Science Applications International Corp.
6.25%, 07/01/12	3,465,000	3,657,895

		11,094,017
COMPUTERS—2.73%
Computer Sciences Corp.
5.00%, 02/15/13	3,000,000	3,167,388
5.50%, 03/15/13	7,500,000	7,997,554
Dell Inc.
1.40%, 09/10/13	6,750,000	6,777,635
2.10%, 04/01/14	3,000,000	3,056,134
3.38%, 06/15/12	2,500,000	2,572,615
4.70%, 04/15/13	12,000,000	12,801,274
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,950,000	3,244,090
Hewlett-Packard Co.
1.25%, 09/13/13	11,600,000	11,634,700
1.55%, 05/30/14	3,100,000	3,115,099
2.95%, 08/15/12	1,500,000	1,543,801
4.50%, 03/01/13	27,500,000	29,231,246
4.75%, 06/02/14	3,000,000	3,287,683
5.25%, 03/01/12	11,050,000	11,458,773
6.13%, 03/01/14	15,000,000	16,894,872
6.50%, 07/01/12(a)	5,000,000	5,327,269
IBM International Group Capital LLC
5.05%, 10/22/12	13,300,000	14,125,302
International Business Machines Corp.
1.00%, 08/05/13	19,600,000	19,635,048
1.25%, 05/12/14(a)	15,000,000	15,063,511
2.10%, 05/06/13	21,000,000	21,535,472
4.75%, 11/29/12	14,400,000	15,295,164
6.50%, 10/15/13	10,000,000	11,281,812
Lexmark International Inc.
5.90%, 06/01/13	4,000,000	4,274,491

		223,320,933
COSMETICS & PERSONAL CARE—0.24%
Avon Products Inc.
5.63%, 03/01/14	4,000,000	4,405,919
Colgate-Palmolive Co.
1.25%, 05/01/14	2,250,000	2,263,307

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Procter & Gamble Co. (The)
1.38%, 08/01/12(a)	13,000,000	13,146,334

		19,815,560
DIVERSIFIED FINANCIAL SERVICES—19.06%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	22,472,000	24,256,468
American Express Co.
4.88%, 07/15/13	3,000,000	3,209,571
American Express Credit Corp. Series C
5.88%, 05/02/13	16,000,000	17,329,906
7.30%, 08/20/13	39,700,000	44,551,574
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	26,450,000	28,352,975
Boeing Capital Corp.
5.80%, 01/15/13	5,750,000	6,219,539
BP Capital Markets PLC
3.63%, 05/08/14	7,000,000	7,365,022
5.25%, 11/07/13	32,000,000	34,746,821
Capital One Bank
6.50%, 06/13/13	8,000,000	8,778,271
Capital One Financial Corp.
7.38%, 05/23/14	5,000,000	5,824,687
Caterpillar Financial Services Corp.
1.55%, 12/20/13(a)	2,800,000	2,826,906
1.65%, 04/01/14(a)	7,000,000	7,092,641
1.90%, 12/17/12	1,500,000	1,527,210
2.00%, 04/05/13(a)	10,500,000	10,668,776
4.25%, 02/08/13	5,500,000	5,820,281
6.13%, 02/17/14	25,750,000	29,141,915
6.20%, 09/30/13	5,775,000	6,448,360
Caterpillar Financial Services Corp. Series F
4.85%, 12/07/12	5,000,000	5,316,673
Citigroup Inc.
5.30%, 10/17/12	27,000,000	28,482,283
5.50%, 08/27/12	8,250,000	8,688,274
5.50%, 04/11/13	23,500,000	25,188,392
5.63%, 08/27/12	16,500,000	17,338,869
5.85%, 07/02/13	10,000,000	10,832,515
6.00%, 12/13/13	20,401,000	22,344,904
6.50%, 08/19/13	64,500,000	70,735,461
CME Group Inc.
5.40%, 08/01/13	3,000,000	3,270,880
5.75%, 02/15/14	19,110,000	21,323,332
Countrywide Financial Corp.
5.80%, 06/07/12(a)	18,100,000	18,992,351
Credit Suisse First Boston (USA) Inc.
5.13%, 01/15/14(a)	13,750,000	14,980,828
5.50%, 08/15/13	13,750,000	14,933,238
Eksportfinans A/S
1.88%, 04/02/13(a)	15,000,000	15,318,798
5.00%, 02/14/12	3,066,000	3,166,430
FIA Card Services N.A.
6.63%, 06/15/12	4,000,000	4,224,772
7.13%, 11/15/12	2,790,000	2,993,419
Franklin Resources Inc.
2.00%, 05/20/13	6,700,000	6,821,529

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

General Electric Capital Corp.
1.88%, 09/16/13(a)	27,000,000	27,247,285
2.10%, 01/07/14(a)	36,500,000	37,043,501
2.80%, 01/08/13	40,500,000	41,612,341
3.50%, 08/13/12(a)	19,000,000	19,630,593
4.80%, 05/01/13(a)	21,917,000	23,357,000
5.25%, 10/19/12	38,000,000	40,285,062
5.40%, 09/20/13	10,500,000	11,394,123
General Electric Capital Corp. Series A
4.25%, 06/15/12	4,000,000	4,155,793
5.45%, 01/15/13(a)	17,000,000	18,195,017
6.00%, 06/15/12	40,200,000	42,493,812
Genworth Global Funding Trust
5.25%, 05/15/12	750,000	779,745
Goldman Sachs Capital II
5.79%, 06/01/12(c)	17,500,000	14,525,000
Goldman Sachs Group Inc. (The)
3.63%, 08/01/12	11,200,000	11,557,726
4.75%, 07/15/13	26,948,000	28,702,060
5.15%, 01/15/14(a)	21,000,000	22,628,926
5.25%, 04/01/13	10,750,000	11,450,480
5.25%, 10/15/13	26,000,000	27,930,800
5.45%, 11/01/12	18,139,000	19,240,508
5.70%, 09/01/12	33,150,000	35,030,118
6.00%, 05/01/14	3,500,000	3,855,558
HSBC Finance Corp.
4.75%, 07/15/13	11,500,000	12,336,010
5.90%, 06/19/12	9,500,000	9,998,659
6.38%, 11/27/12	24,200,000	25,998,880
7.00%, 05/15/12	13,650,000	14,472,011
Invesco Ltd.
5.38%, 02/27/13	5,000,000	5,311,903
John Deere Capital Corp.
1.60%, 03/03/14(a)	6,470,000	6,553,378
1.88%, 06/17/13(a)	6,000,000	6,127,234
5.10%, 01/15/13	13,550,000	14,503,805
5.25%, 10/01/12	7,000,000	7,432,845
John Deere Capital Corp. Series D
4.50%, 04/03/13(a)	5,590,000	5,963,908
4.95%, 12/17/12	3,350,000	3,571,707
JPMorgan Chase & Co.
1.65%, 09/30/13(a)	8,200,000	8,253,047
2.05%, 01/24/14	19,000,000	19,194,159
4.75%, 05/01/13	29,000,000	30,792,698
5.38%, 10/01/12(a)	24,800,000	26,227,425
5.75%, 01/02/13	29,000,000	30,916,318
Merrill Lynch & Co. Inc.
5.45%, 02/05/13	45,000,000	47,765,506
6.05%, 08/15/12	22,125,000	23,455,549
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	8,000,000	8,626,996
Morgan Stanley
2.88%, 01/24/14(a)	33,000,000	33,660,239
4.75%, 04/01/14	13,000,000	13,676,877
5.25%, 11/02/12	9,850,000	10,428,851
5.30%, 03/01/13	42,300,000	45,014,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

5.75%, 08/31/12	3,250,000	3,435,059
6.00%, 05/13/14	21,890,000	24,026,912
National Rural Utilities Cooperative Finance Corp.
1.13%, 11/01/13	6,000,000	6,001,163
2.63%, 09/16/12	3,750,000	3,841,819
5.50%, 07/01/13	6,000,000	6,559,594
NYSE Euronext
4.80%, 06/28/13	12,250,000	13,133,530
PACCAR Financial Corp.
1.95%, 12/17/12	2,250,000	2,287,308
PACCAR Financial Corp. Series S
2.05%, 06/17/13	4,000,000	4,075,237
SLM Corp.
5.00%, 10/01/13	14,000,000	14,350,000
5.13%, 08/27/12	5,500,000	5,678,750
SLM Corp. Series A
5.38%, 01/15/13(a)	4,500,000	4,657,500
TD Ameritrade Holding Corp.
2.95%, 12/01/12	2,250,000	2,311,187
Toyota Motor Credit Corp.
1.38%, 08/12/13	17,500,000	17,590,138
1.90%, 12/05/12	3,500,000	3,561,068
UFJ Finance Aruba AEC
6.75%, 07/15/13	7,444,000	8,113,960
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(c)	30,640,000	31,406,000
Wells Fargo Capital XV
9.75%, 09/26/13(a)(c)	10,000,000	10,775,000
Wells Fargo Financial Inc.
5.50%, 08/01/12	4,300,000	4,530,709

		1,556,846,678
ELECTRIC—3.90%
Alabama Power Co.
4.85%, 12/15/12	6,050,000	6,432,003
Appalachian Power Co. Series O
5.65%, 08/15/12	3,750,000	3,945,957
Aquila Inc.
11.88%, 07/01/12	6,680,000	7,431,500
Baltimore Gas & Electric Co.
6.13%, 07/01/13	5,970,000	6,522,087
Carolina Power & Light Co.
6.50%, 07/15/12	8,750,000	9,304,281
CenterPoint Energy Houston Electric LLC Series J2
5.70%, 03/15/13	1,114,000	1,198,994
Commonwealth Edison Co.
1.63%, 01/15/14	16,000,000	16,103,200
Commonwealth Edison Co. Series 1998
6.15%, 03/15/12	3,700,000	3,859,629
Consolidated Edison Co. of New York Inc. Series 2002-A
5.63%, 07/01/12	3,500,000	3,683,070
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	6,095,000	6,456,459
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,853,690
Detroit Edison Co. (The)
6.40%, 10/01/13	5,000,000	5,582,026

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Dominion Resources Inc.
1.80%, 03/15/14	1,950,000	1,974,267
5.70%, 09/17/12	3,000,000	3,184,185
Dominion Resources Inc. Series 2006-B
6.30%, 09/30/11(c)	2,700,000	2,673,000
Dominion Resources Inc. Series B
6.25%, 06/30/12	2,000,000	2,116,648
Duke Capital LLC
6.25%, 02/15/13	5,000,000	5,379,216
Duke Energy Carolinas LLC
5.75%, 11/15/13	8,000,000	8,874,683
Duke Energy Corp.
5.63%, 11/30/12	1,250,000	1,337,315
6.30%, 02/01/14	20,000,000	22,430,684
Duke Energy Indiana Inc.
5.00%, 09/15/13	1,050,000	1,136,897
Duke Energy Ohio Inc.
5.70%, 09/15/12	9,237,000	9,832,568
Energy East Corp.
6.75%, 06/15/12	4,000,000	4,217,059
Exelon Generation Co. LLC
5.35%, 01/15/14	5,000,000	5,435,946
FPL Group Capital Inc.
2.55%, 11/15/13	6,019,000	6,168,326
5.35%, 06/15/13	2,500,000	2,691,666
Georgia Power Co.
1.30%, 09/15/13	19,000,000	19,121,375
Great Plains Energy Inc.
2.75%, 08/15/13(a)	3,900,000	3,940,249
MidAmerican Energy Co.
5.13%, 01/15/13	3,000,000	3,187,728
5.65%, 07/15/12	2,700,000	2,850,156
MidAmerican Energy Holdings Co.
3.15%, 07/15/12	2,250,000	2,309,792
5.88%, 10/01/12	6,650,000	7,081,370
Nisource Finance Corp.
6.15%, 03/01/13	8,000,000	8,652,011
Northern States Power Co.
8.00%, 08/28/12	2,500,000	2,722,338
NSTAR Electric Co.
4.88%, 10/15/12	5,250,000	5,536,381
Ohio Power Co. Series F
5.50%, 02/15/13	4,510,000	4,815,177
Oncor Electric Delivery Co.
6.38%, 05/01/12	11,800,000	12,380,884
Ontario Electricity Financial Corp.
7.45%, 03/31/13	5,000,000	5,571,351
Pacific Gas & Electric Co.
4.80%, 03/01/14	17,000,000	18,542,262
PSEG Power LLC
2.50%, 04/15/13	9,300,000	9,485,405
6.95%, 06/01/12	5,500,000	5,835,273
Public Service Co. of Colorado
7.88%, 10/01/12	6,015,000	6,572,512
Public Service Co. of Colorado Series 12
4.88%, 03/01/13	5,000,000	5,324,672

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Public Service Electric & Gas Co.
5.13%, 09/01/12	2,500,000	2,628,815
Southern California Edison Co.
5.75%, 03/15/14(a)	3,500,000	3,922,742
Southern Co.
4.15%, 05/15/14	3,000,000	3,182,101
Southern Power Co. Series B
6.25%, 07/15/12	4,125,000	4,370,006
Tampa Electric Co.
6.38%, 08/15/12	2,750,000	2,924,338
TransAlta Corp.
5.75%, 12/15/13	7,307,000	7,950,332
Virginia Electric and Power Co.
4.75%, 03/01/13	1,000,000	1,063,675
5.10%, 11/30/12	17,750,000	18,865,340

		318,661,641
ELECTRICAL COMPONENTS & EQUIPMENT—0.03%
Emerson Electric Co.
4.63%, 10/15/12	2,250,000	2,374,303

		2,374,303
ELECTRONICS—0.45%
Agilent Technologies Inc.
2.50%, 07/15/13	5,024,000	5,137,341
4.45%, 09/14/12	4,750,000	4,942,205
Arrow Electronics Inc.
6.88%, 07/01/13	6,000,000	6,552,963
Avnet Inc.
5.88%, 03/15/14	5,500,000	5,939,121
Koninklijke Philips Electronics NV
4.63%, 03/11/13	5,500,000	5,818,577
Thermo Fisher Scientific Inc.
2.05%, 02/21/14(a)	8,350,000	8,538,667

		36,928,874
ENVIRONMENTAL CONTROL—0.05%
Waste Management Inc.
6.38%, 11/15/12	3,800,000	4,098,616

		4,098,616
FOOD—2.19%
Campbell Soup Co.
5.00%, 12/03/12	5,550,000	5,913,134
General Mills Inc.
1.55%, 05/16/14	1,800,000	1,810,740
5.25%, 08/15/13	11,250,000	12,231,696
5.65%, 09/10/12(a)	7,750,000	8,244,555
6.00%, 02/15/12	2,294,000	2,383,319
H.J. Heinz Co.
5.35%, 07/15/13	930,000	1,012,533
Hershey Co. (The)
5.00%, 04/01/13	4,500,000	4,803,416
Kellogg Co.
4.25%, 03/06/13	10,000,000	10,570,909
5.13%, 12/03/12	6,182,000	6,578,755
Kraft Foods Inc.
2.63%, 05/08/13(a)	35,500,000	36,536,366
5.25%, 10/01/13(a)	8,583,000	9,339,479

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

6.00%, 02/11/13	6,000,000	6,492,439
6.25%, 06/01/12	5,698,000	6,014,550
Kroger Co. (The)
5.00%, 04/15/13	400,000	428,463
5.50%, 02/01/13	5,500,000	5,890,252
6.20%, 06/15/12	1,500,000	1,584,165
6.75%, 04/15/12	3,200,000	3,363,475
7.50%, 01/15/14(a)	9,955,000	11,422,863
Safeway Inc.
5.80%, 08/15/12	15,440,000	16,312,796
Sara Lee Corp.
3.88%, 06/15/13	7,000,000	7,223,021
Tyson Foods Inc.
10.50%, 03/01/14(a)	10,000,000	12,050,001
Unilever Capital Corp.
3.65%, 02/15/14	8,000,000	8,519,353

		178,726,280
GAS—0.21%
Atmos Energy Corp.
5.13%, 01/15/13	2,000,000	2,121,819
Sempra Energy
2.00%, 03/15/14	8,500,000	8,528,998
6.00%, 02/01/13	2,700,000	2,889,138
8.90%, 11/15/13	3,000,000	3,476,548

		17,016,503
HEALTH CARE - PRODUCTS—0.59%
Baxter International Inc.
1.80%, 03/15/13	5,000,000	5,087,108
Covidien International Finance SA
1.88%, 06/15/13	10,500,000	10,670,696
5.45%, 10/15/12	4,550,000	4,835,742
Johnson & Johnson
1.20%, 05/15/14(a)	5,000,000	5,021,253
3.80%, 05/15/13	10,000,000	10,597,650
5.15%, 08/15/12	6,250,000	6,609,245
Medtronic Inc.
4.50%, 03/15/14	500,000	543,624
St. Jude Medical Inc.
2.20%, 09/15/13	2,000,000	2,038,319
3.75%, 07/15/14	3,000,000	3,196,243

		48,599,880
HEALTH CARE - SERVICES—0.49%
Laboratory Corp. of America Holdings
5.50%, 02/01/13	1,050,000	1,121,252
UnitedHealth Group Inc.
4.88%, 02/15/13	19,722,000	20,901,330
4.88%, 04/01/13	1,820,000	1,934,157
5.50%, 11/15/12	2,850,000	3,031,987
WellPoint Health Networks Inc.
6.38%, 01/15/12	1,500,000	1,554,982
WellPoint Inc./Anthem Inc.
6.80%, 08/01/12(a)	10,725,000	11,422,828

		39,966,536

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

HOME FURNISHINGS—0.14%
Whirlpool Corp.
5.50%, 03/01/13	5,500,000	5,842,303
Whirlpool Corp. Series A
8.00%, 05/01/12	5,000,000	5,317,705

		11,160,008
HOUSEHOLD PRODUCTS & WARES—0.27%
Avery Dennison Corp.
4.88%, 01/15/13	1,750,000	1,835,137
Clorox Co.
5.00%, 03/01/13	8,400,000	8,933,339
5.45%, 10/15/12	4,400,000	4,661,969
Fortune Brands Inc.
3.00%, 06/01/12	3,250,000	3,307,430
Kimberly-Clark Corp.
5.00%, 08/15/13	3,000,000	3,263,368

		22,001,243
HOUSEWARES—0.12%
Newell Rubbermaid Inc.
5.50%, 04/15/13	4,084,000	4,375,226
6.75%, 03/15/12	4,900,000	5,120,588

		9,495,814
INSURANCE—2.31%
Aegon NV
4.75%, 06/01/13	9,500,000	10,016,067
American International Group Inc.
3.65%, 01/15/14	5,000,000	5,129,062
4.25%, 05/15/13	9,688,000	10,053,412
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14(a)	3,150,000	3,176,329
2.13%, 02/11/13	14,000,000	14,319,444
4.50%, 01/15/13(a)	3,000,000	3,177,683
4.60%, 05/15/13	15,300,000	16,374,216
4.63%, 10/15/13	7,500,000	8,095,830
4.75%, 05/15/12(a)	10,650,000	11,094,862
5.00%, 08/15/13	11,250,000	12,198,956
Berkshire Hathaway Inc.
5.13%, 09/15/12(a)	8,500,000	8,991,109
Lincoln National Corp.
5.65%, 08/27/12	3,750,000	3,951,333
Marsh & McLennan Companies Inc.
4.85%, 02/15/13(a)	4,500,000	4,708,699
MetLife Inc.
2.38%, 02/06/14(a)	13,500,000	13,747,069
5.00%, 11/24/13	5,000,000	5,396,979
5.38%, 12/15/12	4,700,000	5,000,762
Nationwide Financial Services Inc.
5.90%, 07/01/12	3,100,000	3,221,488
OneBeacon US Holdings Inc.
5.88%, 05/15/13	898,000	941,136
Principal Life Income Fundings Trust
5.30%, 12/14/12	5,250,000	5,579,381
5.30%, 04/24/13	5,000,000	5,371,896
Protective Life Secured Trust
5.45%, 09/28/12	2,250,000	2,359,517

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Prudential Financial Inc.
4.50%, 07/15/13	7,650,000	8,091,732
5.15%, 01/15/13	8,500,000	8,993,037
Prudential Financial Inc. Series D
2.75%, 01/14/13(a)	4,000,000	4,088,287
3.63%, 09/17/12	4,500,000	4,647,551
5.80%, 06/15/12	2,500,000	2,628,607
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,500,000	1,572,187
Travelers Property Casualty Corp.
5.00%, 03/15/13	5,750,000	6,138,981

		189,065,612
INTERNET—0.19%
eBay Inc.
0.88%, 10/15/13	4,650,000	4,634,579
Google Inc.
1.25%, 05/19/14	10,500,000	10,553,949

		15,188,528
IRON & STEEL—0.32%
ArcelorMittal SA
5.38%, 06/01/13	18,000,000	19,234,037
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,000,000	2,224,818
Nucor Corp.
4.88%, 10/01/12(a)	3,000,000	3,161,089
5.00%, 12/01/12	1,780,000	1,889,408

		26,509,352
LODGING—0.16%
Marriott International Inc.
4.63%, 06/15/12	2,250,000	2,332,486
Marriott International Inc. Series J
5.63%, 02/15/13	10,000,000	10,697,641

		13,030,127
MACHINERY—0.11%
Caterpillar Inc.
1.38%, 05/27/14	3,000,000	3,017,700
7.00%, 12/15/13	5,000,000	5,720,732

		8,738,432
MACHINERY - DIVERSIFIED—0.09%
Roper Industries Inc.
6.63%, 08/15/13(a)	6,500,000	7,224,855

		7,224,855
MANUFACTURING—1.51%
3M Co.
4.65%, 12/15/12	1,800,000	1,913,886
3M Co. Series E
4.38%, 08/15/13	9,500,000	10,272,119
Cooper US Inc.
5.25%, 11/15/12	3,250,000	3,450,704
Eaton Corp.
4.90%, 05/15/13	3,000,000	3,236,545
5.75%, 07/15/12	2,400,000	2,529,184
General Electric Co.
5.00%, 02/01/13	60,000,000	64,042,255

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Honeywell International Inc.
3.88%, 02/15/14	3,985,000	4,292,957
4.25%, 03/01/13	3,000,000	3,188,862
Illinois Tool Works Inc.
5.15%, 04/01/14	3,000,000	3,331,436
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13(a)	9,000,000	9,913,081
9.50%, 04/15/14	2,000,000	2,420,741
Tyco Electronics Group SA
6.00%, 10/01/12	8,000,000	8,515,445
Tyco International Finance SA
6.00%, 11/15/13	6,000,000	6,622,943

		123,730,158
MEDIA—2.38%
CBS Corp.
5.63%, 08/15/12	280,000	294,560
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	21,250,000	23,912,717
Comcast Cable Holdings LLC
9.80%, 02/01/12	3,800,000	4,027,529
Comcast Corp.
5.30%, 01/15/14	10,000,000	10,966,962
COX Communications Inc.
4.63%, 06/01/13	1,115,000	1,188,718
7.13%, 10/01/12	17,400,000	18,791,515
McGraw-Hill Companies Inc. (The)
5.38%, 11/15/12	3,900,000	4,104,230
NBC Universal Inc.
2.10%, 04/01/14(a)(b)	9,000,000	9,130,715
Reed Elsevier Capital Inc.
4.63%, 06/15/12(a)	3,000,000	3,106,807
7.75%, 01/15/14	7,780,000	8,922,717
Thomson Reuters Corp.
5.95%, 07/15/13	8,500,000	9,334,577
Time Warner Cable Inc.
5.40%, 07/02/12	23,200,000	24,360,242
6.20%, 07/01/13	10,500,000	11,538,713
7.50%, 04/01/14	16,000,000	18,520,380
8.25%, 02/14/14	11,000,000	12,871,495
Time Warner Entertainment Co.
8.88%, 10/01/12	2,250,000	2,481,917
10.15%, 05/01/12	1,500,000	1,629,764
Time Warner Inc.
6.88%, 05/01/12(a)	8,250,000	8,721,159
Turner Broadcasting System Inc.
8.38%, 07/01/13	1,460,000	1,659,688
Walt Disney Co. (The)
4.50%, 12/15/13(a)	10,827,000	11,769,832
4.70%, 12/01/12	6,750,000	7,160,891

		194,495,128
MINING—1.19%
Alcoa Inc.
6.00%, 07/15/13(a)	4,323,000	4,730,931
Barrick Gold Corp.
1.75%, 05/30/14(b)	7,800,000	7,849,277

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Barrick Gold Finance Co.
6.13%, 09/15/13	3,500,000	3,873,942
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	18,000,000	19,287,385
5.13%, 03/29/12(a)	5,706,000	5,929,145
5.50%, 04/01/14	5,000,000	5,587,632
8.50%, 12/01/12	1,000,000	1,115,115
Rio Tinto Alcan Inc.
4.50%, 05/15/13	6,000,000	6,373,505
4.88%, 09/15/12	7,000,000	7,354,118
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	5,500,000	6,016,813
8.95%, 05/01/14(a)	14,000,000	16,918,974
Vale Inco Ltd.
7.75%, 05/15/12	2,250,000	2,385,862
WMC Finance USA Ltd.
5.13%, 05/15/13(a)	2,500,000	2,696,831
Xstrata Canada Corp.
7.25%, 07/15/12	2,535,000	2,694,580
7.35%, 06/05/12	4,000,000	4,237,411

		97,051,521
MULTI-NATIONAL—10.47%
African Development Bank
1.63%, 02/11/13	10,500,000	10,698,576
1.75%, 10/01/12	8,000,000	8,140,458
1.88%, 01/23/12	5,226,000	5,277,377
Asian Development Bank
1.63%, 07/15/13	30,000,000	30,637,494
2.13%, 03/15/12(a)	14,350,000	14,559,381
2.75%, 05/21/14(a)	8,000,000	8,411,881
4.50%, 09/04/12	3,000,000	3,155,455
Corporacion Andina de Fomento
6.88%, 03/15/12	6,250,000	6,523,794
European Bank for Reconstruction and Development Series G
3.63%, 06/17/13(a)	12,250,000	13,002,003
European Investment Bank
1.25%, 02/14/14	55,500,000	56,019,419
1.50%, 05/15/14	22,500,000	22,807,307
1.63%, 03/15/13	67,200,000	68,519,452
1.75%, 09/14/12	41,000,000	41,715,597
1.88%, 06/17/13	32,300,000	33,110,901
2.38%, 03/14/14	20,500,000	21,303,596
2.88%, 03/15/13(a)	15,000,000	15,621,939
3.00%, 04/08/14(a)	35,000,000	36,993,033
3.13%, 06/04/14	5,000,000	5,303,987
3.25%, 05/15/13	16,000,000	16,825,070
European Investment Bank Series E
4.25%, 07/15/13	30,000,000	32,246,880
European Investment Bank Series G
1.25%, 09/17/13	38,000,000	38,467,685
Inter-American Development Bank
1.63%, 07/15/13	1,500,000	1,532,194
3.00%, 04/22/14	15,000,000	15,882,555
4.38%, 09/20/12	18,000,000	18,928,267
4.75%, 10/19/12	14,050,000	14,894,981

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Inter-American Development Bank Series G
1.75%, 10/22/12	24,800,000	25,266,590
3.50%, 03/15/13	23,000,000	24,221,468
International Bank for Reconstruction and Development
1.13%, 08/25/14	10,000,000	10,060,468
1.75%, 07/15/13	62,000,000	63,573,120
2.00%, 04/02/12	63,058,000	63,962,567
3.50%, 10/08/13	5,000,000	5,332,950
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13(a)	26,000,000	27,570,982
International Finance Corp.
3.50%, 05/15/13	16,500,000	17,447,399
4.75%, 04/25/12	7,550,000	7,820,011
International Finance Corp. Series G
3.00%, 04/22/14	13,500,000	14,298,274
Korea Development Bank
5.30%, 01/17/13(a)	9,000,000	9,512,461
5.50%, 11/13/12	5,000,000	5,264,603
5.75%, 09/10/13	2,000,000	2,171,247
8.00%, 01/23/14(a)	18,000,000	20,624,020
Nordic Investment Bank
1.63%, 01/28/13	11,250,000	11,456,188
3.63%, 06/17/13	5,500,000	5,834,163

		854,995,793
OFFICE & BUSINESS EQUIPMENT—0.30%
Pitney Bowes Inc.
3.88%, 06/15/13	6,000,000	6,246,052
4.63%, 10/01/12	3,750,000	3,921,023
Xerox Corp.
5.50%, 05/15/12	10,500,000	10,964,995
8.25%, 05/15/14	3,080,000	3,627,451

		24,759,521
OIL & GAS—2.72%
Anadarko Petroleum Corp.
7.63%, 03/15/14	10,500,000	12,086,587
Apache Corp.
5.25%, 04/15/13	5,000,000	5,406,082
6.00%, 09/15/13	8,300,000	9,217,265
6.25%, 04/15/12	4,700,000	4,929,971
Canadian Natural Resources Ltd.
5.15%, 02/01/13(a)	4,000,000	4,260,100
5.45%, 10/01/12	3,450,000	3,652,940
Chevron Corp.
3.95%, 03/03/14	26,000,000	28,061,832
ConocoPhillips
4.75%, 10/15/12	6,000,000	6,342,563
4.75%, 02/01/14	18,000,000	19,709,891
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13(a)	17,000,000	18,509,387
Devon Energy Corp.
5.63%, 01/15/14	4,000,000	4,452,912
EnCana Corp.
4.75%, 10/15/13	2,000,000	2,155,920
EOG Resources Inc.
6.13%, 10/01/13	3,000,000	3,330,322

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Hess Corp.
7.00%, 02/15/14	947,000	1,075,802
Husky Energy Inc.
5.90%, 06/15/14	1,500,000	1,676,175
6.25%, 06/15/12	2,000,000	2,108,308
Murphy Oil Corp.
6.38%, 05/01/12	1,750,000	1,833,667
Nabors Industries Inc.
5.38%, 08/15/12(a)	2,250,000	2,354,646
Noble Corp.
5.88%, 06/01/13	4,000,000	4,354,581
Occidental Petroleum Corp.
1.45%, 12/13/13(a)	8,800,000	8,895,103
Seariver Maritime Inc.
0.00%, 09/01/12	1,000,000	970,000
Shell International Finance BV
1.88%, 03/25/13	26,950,000	27,517,206
4.00%, 03/21/14	25,000,000	26,915,432
Statoil ASA
3.88%, 04/15/14	3,000,000	3,218,509
Sunoco Logistics Partners LP
7.25%, 02/15/12	2,700,000	2,799,428
Total Capital Canada Ltd.
1.63%, 01/28/14(a)	6,450,000	6,529,353
Transocean Inc.
5.25%, 03/15/13(a)	7,000,000	7,446,489
Transocean Worldwide Inc.
5.00%, 02/15/13	2,000,000	2,116,811

		221,927,282
OIL & GAS SERVICES—0.07%
Weatherford International Ltd.
4.95%, 10/15/13(a)	5,675,000	6,092,761

		6,092,761
PACKAGING & CONTAINERS—0.10%
Packaging Corp. of America
5.75%, 08/01/13	7,850,000	8,416,042

		8,416,042
PHARMACEUTICALS—3.20%
Abbott Laboratories
5.15%, 11/30/12	10,500,000	11,224,639
AmerisourceBergen Corp.
5.63%, 09/15/12(a)	5,750,000	6,071,533
AstraZeneca PLC
5.40%, 09/15/12	16,800,000	17,829,874
5.40%, 06/01/14	4,599,000	5,111,268
Bristol-Myers Squibb Co.
5.25%, 08/15/13(a)	5,250,000	5,721,357
Cardinal Health Inc.
5.50%, 06/15/13	5,513,000	5,940,635
Eli Lilly and Co.
3.55%, 03/06/12	8,850,000	9,068,639
4.20%, 03/06/14	5,500,000	5,946,605
6.00%, 03/15/12	3,878,000	4,051,440
Express Scripts Inc.
5.25%, 06/15/12	7,155,000	7,478,628
6.25%, 06/15/14	4,000,000	4,521,077

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

GlaxoSmithKline Capital Inc.
4.38%, 04/15/14(a)	11,450,000	12,485,602
4.85%, 05/15/13	32,300,000	34,815,539
Medco Health Solutions Inc.
7.25%, 08/15/13	9,250,000	10,320,688
Merck & Co. Inc.
4.38%, 02/15/13	10,750,000	11,387,003
Novartis Capital Corp.
1.90%, 04/24/13(a)	21,000,000	21,467,344
4.13%, 02/10/14	22,500,000	24,272,843
Pfizer Inc.
4.50%, 02/15/14	3,000,000	3,252,388
Sanofi-Aventis SA
1.63%, 03/28/14(a)	10,900,000	11,024,123
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	9,630,000	10,620,462
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	6,050,000	6,087,476
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	9,600,000	9,677,678
Wyeth
5.50%, 02/01/14	20,595,000	22,800,908

		261,177,749
PIPELINES—1.00%
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	12,300,000	13,708,366
Energy Transfer Partners LP
5.65%, 08/01/12	5,750,000	6,033,971
6.00%, 07/01/13	3,510,000	3,819,345
8.50%, 04/15/14	3,600,000	4,219,678
Enterprise Products Operating LLC
4.60%, 08/01/12	5,250,000	5,464,431
9.75%, 01/31/14	4,000,000	4,820,581
Enterprise Products Operating LLC Series C
6.38%, 02/01/13	3,750,000	4,047,970
Enterprise Products Operating LLC Series M
5.65%, 04/01/13	10,000,000	10,782,168
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	3,500,000	3,810,730
5.85%, 09/15/12	4,874,000	5,168,303
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	4,500,000	4,824,895
7.75%, 02/15/12	2,415,000	2,510,549
ONEOK Partners LP
5.90%, 04/01/12	4,300,000	4,483,636
Plains All American Pipeline LP
4.25%, 09/01/12	5,450,000	5,664,773
Transcontinental Gas Pipe Line Corp. Series B
8.88%, 07/15/12	2,000,000	2,172,519

		81,531,915
REAL ESTATE INVESTMENT TRUSTS—0.55%
Boston Properties LP
6.25%, 01/15/13	2,554,000	2,756,249
Duke Realty LP
6.25%, 05/15/13	5,367,000	5,762,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

ERP Operating LP
5.20%, 04/01/13(a)	4,000,000	4,242,830
6.63%, 03/15/12	2,875,000	3,003,030
HCP Inc.
2.70%, 02/01/14(a)	6,550,000	6,650,685
6.45%, 06/25/12	3,675,000	3,876,141
Health Care Property Investors Inc.
5.65%, 12/15/13	1,300,000	1,392,924
Hospitality Properties Trust
6.75%, 02/15/13(a)	2,000,000	2,145,600
Nationwide Health Properties Inc.
6.25%, 02/01/13	9,750,000	10,364,783
ProLogis
5.50%, 04/01/12	1,500,000	1,528,461
5.50%, 03/01/13	3,000,000	3,133,920

		44,857,535
RETAIL—2.01%
AutoZone Inc.
5.88%, 10/15/12	3,000,000	3,192,953
6.50%, 01/15/14(a)	2,500,000	2,803,436
Best Buy Co. Inc.
6.75%, 07/15/13(a)	4,500,000	4,940,178
CVS Caremark Corp.
6.30%, 06/01/12(c)	9,050,000	8,869,000
Darden Restaurants Inc.
5.63%, 10/15/12	3,250,000	3,437,443
Home Depot Inc. (The)
5.25%, 12/16/13	12,600,000	13,774,997
Lowe’s Companies Inc.
5.60%, 09/15/12	7,500,000	7,976,979
McDonald’s Corp.
4.30%, 03/01/13	6,000,000	6,362,339
Staples Inc.
9.75%, 01/15/14	27,339,000	32,940,375
Target Corp.
4.00%, 06/15/13	3,000,000	3,191,438
Wal-Mart Stores Inc.
0.75%, 10/25/13(a)	8,500,000	8,492,577
1.63%, 04/15/14	5,000,000	5,070,652
3.20%, 05/15/14	11,500,000	12,157,757
4.25%, 04/15/13(a)	12,330,000	13,114,827
4.55%, 05/01/13	15,081,000	16,170,401
7.25%, 06/01/13	1,000,000	1,126,934
Walgreen Co.
4.88%, 08/01/13	17,000,000	18,440,092
Yum! Brands Inc.
7.70%, 07/01/12	2,250,000	2,395,092

		164,457,470
SAVINGS & LOANS—0.04%
Golden West Financial Corp.
4.75%, 10/01/12	3,000,000	3,143,811

		3,143,811
SEMICONDUCTORS—0.38%
Broadcom Corp.
1.50%, 11/01/13(b)	5,340,000	5,356,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600,000	3,727,978
National Semiconductor Corp.
6.15%, 06/15/12	8,000,000	8,406,147
Texas Instruments Inc.
0.88%, 05/15/13	5,000,000	5,006,607
1.38%, 05/15/14	8,800,000	8,838,574

		31,336,145
SOFTWARE—0.55%
Fiserv Inc.
6.13%, 11/20/12	12,657,000	13,578,259
Microsoft Corp.
0.88%, 09/27/13(a)	11,000,000	11,014,685
2.95%, 06/01/14	4,000,000	4,214,930
Oracle Corp.
4.95%, 04/15/13	15,000,000	16,149,452

		44,957,326
TELECOMMUNICATIONS—5.32%
Alltel Corp.
7.00%, 07/01/12	9,725,000	10,372,145
America Movil SAB de CV
5.50%, 03/01/14	6,000,000	6,597,350
AT&T Inc.
4.85%, 02/15/14(a)	13,500,000	14,723,174
4.95%, 01/15/13	29,000,000	30,927,458
5.88%, 08/15/12	6,500,000	6,901,665
6.70%, 11/15/13	25,250,000	28,523,559
AT&T Wireless Services Inc.
8.13%, 05/01/12	24,800,000	26,487,301
BellSouth Corp.
4.75%, 11/15/12	6,600,000	6,984,738
British Telecom PLC
5.15%, 01/15/13	8,250,000	8,769,555
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	39,615,000	43,788,847
7.38%, 11/15/13	14,774,000	16,910,201
CenturyLink Inc.
7.88%, 08/15/12(a)	6,057,000	6,488,568
Cisco Systems Inc.
1.63%, 03/14/14	22,000,000	22,228,985
Deutsche Telekom International Finance BV
5.25%, 07/22/13	15,535,000	16,820,901
5.88%, 08/20/13(a)	7,500,000	8,227,839
Embarq Corp.
6.74%, 06/01/13	5,550,000	6,072,577
Motorola Inc.
5.38%, 11/15/12	3,750,000	3,960,000
Qwest Communications International Inc. Series B
7.50%, 02/15/14	5,000,000	5,071,738
Rogers Communications Inc.
5.50%, 03/15/14	10,712,000	11,870,480
Rogers Wireless Inc.
6.38%, 03/01/14	7,000,000	7,911,007
Telecom Italia Capital SA
5.25%, 11/15/13	12,940,000	13,761,015
6.18%, 06/18/14	5,000,000	5,462,954
Telefonica Emisiones SAU
2.58%, 04/26/13	14,000,000	14,212,514
5.86%, 02/04/13	7,000,000	7,482,107

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Telstra Corp. Ltd.
6.38%, 04/01/12	2,550,000	2,673,468
Verizon Communications Inc.
1.95%, 03/28/14	15,000,000	15,238,680
4.35%, 02/15/13(a)	9,500,000	10,033,950
5.25%, 04/15/13	25,640,000	27,647,523
6.88%, 06/15/12(a)	3,250,000	3,458,531
7.38%, 09/01/12	12,250,000	13,250,088
Verizon Virginia Inc. Series A
4.63%, 03/15/13	15,000,000	15,833,120
Vodafone Group PLC
5.00%, 12/16/13	14,750,000	16,064,777

		434,756,815
TOYS, GAMES & HOBBIES—0.07%
Mattel Inc.
5.63%, 03/15/13	5,000,000	5,361,040

		5,361,040
TRANSPORTATION—1.15%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	3,200,000	3,381,163
7.00%, 02/01/14	11,516,000	13,167,395
Canadian National Railway Co.
4.40%, 03/15/13	4,956,000	5,270,680
CSX Corp.
5.50%, 08/01/13	9,750,000	10,585,396
5.75%, 03/15/13	750,000	809,550
6.30%, 03/15/12	3,025,000	3,157,434
Federal Express Corp.
9.65%, 06/15/12	1,500,000	1,635,127
Ryder System Inc.
5.85%, 03/01/14	9,000,000	9,903,641
Union Pacific Corp.
5.45%, 01/31/13	12,575,000	13,492,281
United Parcel Service Inc.
3.88%, 04/01/14(a)	14,000,000	15,152,799
4.50%, 01/15/13(a)	16,500,000	17,504,871

		94,060,337
TRUCKING & LEASING—0.08%
GATX Corp.
4.75%, 10/01/12	6,125,000	6,397,762

		6,397,762
WATER—0.07%
Veolia Environnement
5.25%, 06/03/13	5,650,000	6,065,105

		6,065,105

TOTAL CORPORATE BONDS & NOTES
(Cost: $7,482,030,301)		7,600,864,597

FOREIGN GOVERNMENT BONDS & NOTES(e)—5.80%

BRAZIL—0.14%
Brazil (Federative Republic of)
10.25%, 06/17/13(a)	10,000,000	11,875,000

		11,875,000
CANADA—2.12%
Export Development Canada
1.75%, 09/24/12	18,000,000	18,329,105
2.38%, 03/19/12	5,850,000	5,948,824
3.50%, 05/16/13(a)	12,000,000	12,692,151
4.50%, 10/25/12(a)	6,450,000	6,818,757

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

Financement Quebec
5.00%, 10/25/12	4,000,000	4,225,880
Hydro-Quebec Series IF
8.00%, 02/01/13	8,000,000	8,943,422
Manitoba (Province of)
2.13%, 04/22/13	8,500,000	8,747,009
5.00%, 02/15/12	2,550,000	2,632,651
Ontario (Province of)
1.38%, 01/27/14	34,000,000	34,386,002
1.88%, 11/19/12(a)	28,500,000	29,073,192
2.63%, 01/20/12	4,978,000	5,051,067
3.50%, 07/15/13(a)	15,000,000	15,883,875
4.38%, 02/15/13(a)	4,000,000	4,256,485
4.95%, 06/01/12(a)	8,850,000	9,254,228
5.13%, 07/17/12	3,500,000	3,684,354
Saskatchewan (Province of)
8.00%, 02/01/13	2,800,000	3,114,823

		173,041,825
CHILE—0.16%
Chile (Republic of)
5.50%, 01/15/13	12,000,000	12,811,440

		12,811,440
ITALY—1.20%
Italy (Republic of)
2.13%, 10/05/12(a)	24,000,000	24,382,121
2.13%, 09/16/13(a)	15,000,000	15,153,682
4.38%, 06/15/13(a)	30,000,000	31,825,476
5.63%, 06/15/12(a)	25,500,000	26,722,756

		98,084,035
JAPAN—0.83%
Japan Finance Corp.
1.50%, 07/06/12	22,500,000	22,678,477
2.13%, 11/05/12	34,000,000	34,728,375
4.25%, 06/18/13(a)	10,000,000	10,684,200

		68,091,052
MEXICO—0.57%
United Mexican States
5.88%, 01/15/14(a)	11,000,000	12,155,000
5.88%, 02/17/14	16,500,000	18,273,749
6.38%, 01/16/13	12,000,000	12,990,000
7.50%, 01/14/12	3,450,000	3,588,000

		47,006,749
PERU—0.04%
Peru (Republic of)
9.13%, 02/21/12	2,750,000	2,908,400

		2,908,400
POLAND—0.30%
Poland (Republic of)
5.25%, 01/15/14(a)	10,000,000	10,775,000
6.25%, 07/03/12	13,000,000	13,760,499

		24,535,499
SOUTH AFRICA—0.11%
South Africa (Republic of)
7.38%, 04/25/12	8,250,000	8,724,375

		8,724,375

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2011

SOUTH KOREA—0.33%
Korea (Republic of)
4.25%, 06/01/13(a)	10,000,000	10,510,299
4.88%, 09/22/14(a)	15,000,000	16,230,261

		26,740,560

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $466,626,019)		473,818,935

MUNICIPAL DEBT OBLIGATIONS—0.18%

ILLINOIS—0.15%
State of Illinois GO
3.32%, 01/01/13	9,000,000	9,166,770
4.07%, 01/01/14	2,500,000	2,590,450

		11,757,220
PUERTO RICO—0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,500,000	1,514,835

		1,514,835
WISCONSIN—0.01%
State of Wisconsin RB General Fund
Series A
4.80%, 05/01/13 (AGM)	1,000,000	1,065,450

		1,065,450

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $14,114,921)		14,337,505

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.26%

MONEY MARKET FUNDS—4.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(f)(g)	285,724,431	285,724,431
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(f)(g)	37,103,253	37,103,253
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(f)	25,003,807	25,003,807

		347,831,491

TOTAL SHORT-TERM INVESTMENTS
(Cost: $347,831,491)		347,831,491

TOTAL INVESTMENTS IN SECURITIES—103.27%
(Cost: $8,310,602,732)		8,436,852,528
Other Assets, Less Liabilities—(3.27)%		(266,881,316)

NET ASSETS—100.00%		$8,169,971,212

GO	- General Obligation
RB	- Revenue Bond

Insured by:
AGM	- Assured Guaranty Municipal Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.39%
U.S. Treasury Notes
0.63%, 07/31/12	$37,166,000	$37,329,903
0.63%, 02/28/13	39,667,000	39,832,808
0.75%, 03/31/13	749,463,700	754,087,809
0.75%, 12/15/13	465,974,000	467,465,149
1.00%, 07/15/13	433,992,000	438,605,352
1.00%, 05/15/14	165,000,000	166,089,007
1.13%, 12/15/12	418,244,000	423,438,578
1.25%, 02/15/14	1,188,749,000	1,206,853,683
1.38%, 02/15/12	6,992,000	7,051,572
1.38%, 03/15/12	161,857,000	163,375,212
1.38%, 04/15/12	70,569,000	71,288,807
1.38%, 05/15/12	218,280,000	220,668,003
1.38%, 09/15/12	185,093,000	187,710,217
1.38%, 10/15/12	156,219,000	158,556,039
1.38%, 01/15/13	550,937,000	560,082,576
1.38%, 03/15/13	257,350,000	261,843,336
1.38%, 05/15/13	217,608,000	221,559,766
1.50%, 07/15/12	163,318,000	165,625,687
1.75%, 08/15/12	294,370,000	299,671,612
1.75%, 04/15/13	613,328,000	628,538,553
1.75%, 03/31/14	151,129,000	155,508,723
1.88%, 06/15/12	208,848,000	212,396,321
1.88%, 04/30/14	25,208,000	26,025,241
2.50%, 03/31/13	41,736,000	43,356,610
3.38%, 11/30/12	65,739,000	68,766,288
3.50%, 05/31/13	201,467,000	213,806,854
3.63%, 12/31/12	100,088,000	105,322,598
3.63%, 05/15/13	125,967,000	133,844,963
4.00%, 11/15/12	97,418,000	102,692,205
4.13%, 08/31/12	90,954,000	95,345,262
4.25%, 09/30/12	72,893,000	76,770,179
4.50%, 03/31/12	17,413,000	18,035,341
4.63%, 02/29/12	16,483,000	17,030,236
4.63%, 07/31/12	89,104,000	93,642,959
4.75%, 05/31/12	46,042,000	48,110,205

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,803,258,506)		7,890,327,654

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

May 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.39%

MONEY MARKET FUNDS—0.39%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	31,008,869	31,008,869

		31,008,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,008,869)		31,008,869

TOTAL INVESTMENTS IN SECURITIES—99.78%
(Cost: $7,834,267,375)		7,921,336,523
Other Assets, Less Liabilities—0.22%		17,801,499

NET ASSETS—100.00%		$7,939,138,022

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.15%
U.S. Treasury Notes
1.25%, 09/30/15	$26,519,000	$26,369,963
1.75%, 07/31/15	92,016,100	93,681,596
1.75%, 05/31/16	8,056,500	8,080,106
1.88%, 06/30/15(a)	25,350,000	25,966,765
2.00%, 01/31/16(a)	14,116,200	14,412,217
2.13%, 11/30/14	30,681,400	31,863,553
2.13%, 05/31/15	25,350,000	26,240,039
2.13%, 02/29/16(a)	28,988,200	29,725,949
2.25%, 03/31/16	2,048,000	2,109,440
2.25%, 11/30/17	8,751,500	8,765,940
2.38%, 08/31/14	27,894,700	29,217,187
2.38%, 09/30/14(a)	28,740,300	30,103,741
2.38%, 10/31/14(a)	39,557,000	41,426,071
2.38%, 07/31/17	18,545,000	18,835,784
2.38%, 05/31/18	31,640,800	31,633,522
2.50%, 04/30/15(a)	31,548,000	33,136,125
2.50%, 06/30/17	10,792,000	11,055,757
2.63%, 06/30/14	27,417,200	28,925,420
2.63%, 07/31/14(a)	74,916,000	79,070,091
2.63%, 12/31/14	27,020,000	28,529,339
2.63%, 04/30/16(a)	50,510,000	52,857,201
2.63%, 01/31/18(a)	49,588,000	50,692,819
2.75%, 11/30/16(a)	59,374,000	62,134,303
2.75%, 05/31/17(a)	88,830,000	92,374,315
2.75%, 12/31/17(a)	14,444,000	14,897,542
2.75%, 02/28/18	22,273,900	22,912,715
2.88%, 03/31/18	31,271,100	32,375,284
3.13%, 10/31/16(a)	73,542,000	78,478,138
3.13%, 04/30/17(a)	85,408,000	90,715,251
3.25%, 06/30/16(a)	25,533,000	27,471,213
3.25%, 07/31/16(a)	73,549,000	79,088,709
3.25%, 12/31/16(a)	15,599,000	16,718,695
4.00%, 02/15/15(a)	22,911,000	25,344,378
4.13%, 05/15/15	8,174,000	9,100,033
4.25%, 08/15/14	15,847,100	17,542,899
4.25%, 11/15/14	17,020,700	18,920,211
4.25%, 08/15/15(a)	47,804,000	53,572,035
4.50%, 02/15/16(a)	13,799,000	15,668,766
4.50%, 05/15/17(a)	30,052,000	34,271,900
5.13%, 05/15/16	22,371,000	26,113,444

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,384,331,812)		1,420,398,456

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.17%

MONEY MARKET FUNDS—45.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(c)(d)	563,817,152	563,817,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(c)(d)	73,215,476	73,215,476

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	9,965,378	9,965,378

		646,998,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $646,998,006)		646,998,006

TOTAL INVESTMENTS IN SECURITIES—144.32%
(Cost: $2,031,329,818)		2,067,396,462
Other Assets, Less Liabilities—(44.32)%		(634,856,850)

NET ASSETS—100.00%		$1,432,539,612

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.98%
U.S. Treasury Notes
2.63%, 08/15/20	$196,858,000	$191,899,152
2.63%, 11/15/20(a)	308,097,000	298,743,166
2.75%, 02/15/19(a)	191,631,500	194,475,314
3.13%, 05/15/19	242,415,800	251,547,598
3.38%, 11/15/19(a)	289,210,000	303,418,870
3.50%, 05/15/20(a)	318,568,600	334,879,322
3.63%, 08/15/19(a)	182,507,700	195,659,207
3.63%, 02/15/20	296,515,000	315,767,707
3.63%, 02/15/21(a)	413,727,300	435,092,182
3.75%, 11/15/18(a)	189,454,000	206,260,483
4.00%, 08/15/18(a)	87,121,500	96,479,218
8.13%, 05/15/21	30,000,000	43,331,401
8.50%, 02/15/20(a)	76,913,000	111,555,384
8.75%, 05/15/20	75,352,000	111,091,448
8.75%, 08/15/20	30,000,000	44,398,499

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,042,269,126)		3,134,598,951

Security	Shares	Value

SHORT-TERM INVESTMENTS—41.99%

MONEY MARKET FUNDS—41.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(c)(d)	1,148,194,574	1,148,194,574
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(c)(d)	149,100,843	149,100,843
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	32,377,195	32,377,195

		1,329,672,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,329,672,612)		1,329,672,612

TOTAL INVESTMENTS IN SECURITIES—140.97%
(Cost: $4,371,941,738)		4,464,271,563
Other Assets, Less Liabilities—(40.97)%		(1,297,327,766)

NET ASSETS—100.00%		$3,166,943,797

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.49%
U.S. Treasury Bonds
5.25%, 11/15/28	$7,907,400	$9,324,405
5.25%, 02/15/29(a)	7,910,900	9,329,562
5.38%, 02/15/31(a)	11,890,400	14,257,659
5.50%, 08/15/28(a)	6,751,700	8,186,571
6.00%, 02/15/26	9,432,200	11,947,295
6.13%, 11/15/27	13,585,800	17,525,545
6.13%, 08/15/29	6,165,000	8,003,957
6.25%, 08/15/23	15,058,000	19,383,862
6.25%, 05/15/30	10,199,400	13,454,538
6.38%, 08/15/27	5,043,900	6,661,176
6.50%, 11/15/26(a)	6,104,800	8,126,527
6.63%, 02/15/27	5,129,000	6,916,098
6.75%, 08/15/26(a)	4,985,900	6,777,234
6.88%, 08/15/25(a)	7,541,800	10,311,300
7.13%, 02/15/23(a)	7,738,300	10,622,055
7.25%, 08/15/22	6,958,300	9,612,266
7.50%, 11/15/24	5,797,700	8,298,248
7.63%, 11/15/22	3,867,000	5,493,035
7.63%, 02/15/25(a)	6,354,200	9,198,595
8.00%, 11/15/21(a)	12,420,600	17,901,563
8.13%, 08/15/21	4,676,300	6,774,837

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $218,432,382)		218,106,328

Security	Shares	Value

SHORT-TERM INVESTMENTS—38.60%

MONEY MARKET FUNDS—38.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(c)(d)	73,746,079	73,746,079
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(c)(d)	9,576,428	9,576,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	2,156,613	2,156,613

		85,479,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,479,120)		85,479,120

TOTAL INVESTMENTS IN SECURITIES—137.09%		303,585,448
(Cost: $303,911,502)
Other Assets, Less Liabilities—(37.09)%		(82,125,112)

NET ASSETS—100.00%		$221,460,336

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.76%
U.S. Treasury Bonds
3.50%, 02/15/39	$167,490,000	$148,049,432
3.88%, 08/15/40(a)	293,280,000	276,093,789
4.25%, 05/15/39(a)	209,497,300	211,221,458
4.25%, 11/15/40(a)	291,038,300	292,382,891
4.38%, 02/15/38(a)	101,717,200	105,167,438
4.38%, 11/15/39(a)	280,810,400	288,737,672
4.38%, 05/15/40(a)	284,382,600	292,026,816
4.38%, 05/15/41	111,392,000	114,359,493
4.50%, 02/15/36(a)	165,649,800	175,464,556
4.50%, 05/15/38(a)	125,260,600	132,025,926
4.50%, 08/15/39(a)	236,065,600	247,942,056
4.63%, 02/15/40(a)	283,163,100	303,293,168
4.75%, 02/15/37(a)	93,724,100	102,904,374
4.75%, 02/15/41(a)	268,300,100	292,943,437
5.00%, 05/15/37(a)	97,572,900	111,175,540

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,194,395,852)		3,093,788,046

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.27%

MONEY MARKET FUNDS—45.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(c)(d)	1,227,212,168	1,227,212,168
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(c)(d)	159,361,813	159,361,813
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	31,468,999	31,468,999

		1,418,042,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,418,042,980)		1,418,042,980

TOTAL INVESTMENTS IN SECURITIES—144.03%
(Cost: $4,612,438,832)		4,511,831,026
Other Assets, Less Liabilities—(44.03)%		(1,379,252,413)

NET ASSETS—100.00%		$3,132,578,613

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—8.51%

BANKS—7.23%
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	$23,483,000	$24,170,753
Citibank N.A. (FDIC Guaranteed)
1.75%, 12/28/12	3,000,000	3,062,670

		27,233,423
DIVERSIFIED FINANCIAL SERVICES—1.28%
General Electric Capital Corp. (FDIC Guaranteed)
2.63%, 12/28/12	3,000,000	3,103,762
Private Export Funding Corp. (U.S. Government Guaranteed)
4.95%, 11/15/15	1,500,000	1,707,031

		4,810,793

TOTAL CORPORATE BONDS & NOTES
(Cost: $31,719,714)		32,044,216

FOREIGN GOVERNMENT BONDS & NOTES(a)—0.69%

ISRAEL—0.69%
Israel (State of)
5.50%, 09/18/23	1,725,000	2,022,275
5.50%, 12/04/23	500,000	586,187

		2,608,462

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,540,155)		2,608,462

U.S. GOVERNMENT AGENCY OBLIGATIONS—88.58%
Federal Farm Credit Banks
3.13%, 09/23/11	3,000,000	3,028,125
5.15%, 11/15/19	4,000,000	4,582,041
Federal Home Loan Banks
0.88%, 12/27/13	6,000,000	6,018,078
2.35%, 12/21/15	6,000,000	6,005,338
2.75%, 12/12/14	6,000,000	6,310,118
3.13%, 12/13/13	2,500,000	2,644,808
3.13%, 03/11/16	5,000,000	5,292,026
3.13%, 12/08/17	400,000	412,574
3.63%, 10/18/13(b)	20,300,000	21,689,289
4.00%, 09/06/13(b)	17,400,000	18,696,549
4.88%, 12/13/13	3,900,000	4,294,149
5.00%, 11/17/17	4,550,000	5,262,562
5.38%, 05/15/19	500,000	581,879
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19(b)	1,300,000	889,763
0.75%, 03/28/13	9,000,000	9,046,558
1.00%, 05/24/13	500,000	500,767
1.10%, 12/27/12	1,000,000	1,009,450
1.15%, 10/07/13	13,000,000	13,028,435
1.35%, 09/23/13	3,000,000	3,009,032
1.38%, 02/25/14	4,500,000	4,564,211
1.63%, 04/15/13(b)	7,225,000	7,382,032
1.63%, 06/28/13	100,000	100,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2011

1.75%, 06/15/12(b)	15,125,000	15,358,112
2.50%, 04/23/14(b)	3,045,000	3,184,655
2.50%, 05/27/16	2,000,000	2,056,243
3.75%, 03/27/19(b)	5,713,000	6,098,574
4.38%, 07/17/15(b)	11,600,000	12,931,286
4.50%, 07/15/13	17,313,000	18,733,445
4.75%, 11/17/15(b)	4,000,000	4,530,626
4.88%, 06/13/18(b)	5,568,000	6,382,304
6.25%, 07/15/32	2,432,000	3,057,894
Federal National Mortgage Association
0.50%, 10/30/12	2,500,000	2,505,131
0.55%, 12/27/12	6,000,000	6,000,347
0.63%, 11/09/12	3,000,000	3,002,482
0.88%, 11/04/13	1,000,000	998,632
0.90%, 12/21/12	3,000,000	3,001,014
1.00%, 12/27/12	500,000	503,944
1.00%, 09/20/13	4,400,000	4,410,899
1.13%, 07/30/12	12,000,000	12,116,186
1.13%, 09/09/13	3,000,000	3,004,159
1.13%, 09/30/13	2,000,000	2,017,784
1.13%, 10/08/13	1,000,000	1,008,344
1.13%, 06/27/14	4,000,000	4,015,032
1.25%, 02/27/14	4,800,000	4,851,434
1.30%, 07/16/13	3,400,000	3,427,599
1.38%, 07/19/13	1,500,000	1,502,252
1.63%, 10/26/15	7,000,000	6,997,577
1.75%, 05/07/13(b)	5,046,000	5,165,807
1.80%, 02/08/13	5,400,000	5,415,577
2.00%, 06/24/13	3,400,000	3,404,067
2.00%, 08/24/15	35,000	35,064
2.00%, 12/15/15	9,000,000	9,005,670
2.38%, 04/11/16	5,000,000	5,122,971
2.63%, 11/20/14(b)	2,970,000	3,113,772
3.00%, 09/16/14(b)	3,000,000	3,182,350
4.38%, 10/15/15	9,500,000	10,597,787
5.00%, 02/13/17(b)	3,000,000	3,450,196
5.25%, 08/01/12	3,000,000	3,166,363
5.38%, 07/15/16(b)	5,510,000	6,426,750
5.63%, 07/15/37	700,000	810,608
6.00%, 04/18/36	1,200,000	1,317,806
6.21%, 08/06/38	500,000	620,871
6.63%, 11/15/30	4,152,000	5,390,623
7.25%, 05/15/30	3,000,000	4,139,557
Tennessee Valley Authority
4.50%, 04/01/18(b)	1,250,000	1,396,641
4.63%, 09/15/60	525,000	509,327
5.25%, 09/15/39(b)	1,800,000	1,959,243
5.88%, 04/01/36	1,800,000	2,126,944
6.75%, 11/01/25	500,000	643,581
8.25%, 04/15/42	500,000	559,764

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $325,654,989)		333,605,175

Security	Shares	Value

SHORT-TERM INVESTMENTS—28.00%

MONEY MARKET FUNDS—28.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	79,323,658	79,323,658

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	10,300,714	10,300,714
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	15,829,053	15,829,053

		105,453,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,453,425)		105,453,425

TOTAL INVESTMENTS IN SECURITIES—125.78%
(Cost: $465,368,283)		473,711,278
Other Assets, Less Liabilities—(25.78)%		(97,108,567)

NET ASSETS—100.00%		$376,602,711

FDIC - Federal Deposit Insurance Corp.

(a)	Investments are denominated in U.S. dollars.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—2.66%

MORTGAGE-BACKED SECURITIES—2.66%
Banc of America Commercial Mortgage Inc. Series 2006-6 Class A3
5.37%, 10/10/45	$14,250,000	$15,105,317
Banc of America Commercial Mortgage Inc. Series 2006-6 Class AM
5.39%, 10/10/45	10,000,000	10,194,944
Banc of America Commercial Mortgage Inc. Series 2007-2 Class A4
5.82%, 04/10/49(a)	9,950,000	10,807,504
Bear Stearns Commercial Mortgage Securities Series 2005-PW10 Class A4
5.41%, 12/11/40(a)	17,000,000	18,651,170
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class AAB
4.80%, 09/11/42	8,970,465	9,394,307
Bear Stearns Commercial Mortgage Securities Series 2006-PW13 Class A4
5.54%, 09/11/41	12,000,000	13,209,525
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD Class A4
5.32%, 12/11/49	18,000,000	19,294,281
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3
5.47%, 09/15/39	15,000,000	16,288,183
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A3
4.58%, 06/10/48	10,900,000	11,248,767
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.99%, 08/10/45(a)	57,000,000	61,259,364
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM
5.00%, 10/15/42(a)	10,000,000	10,498,965
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4
5.79%, 02/12/51(a)	10,000,000	10,987,109
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4
4.57%, 01/15/31	18,000,000	19,120,488
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A4
5.32%, 06/15/29(a)	17,000,000	18,507,112
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class AJ
5.49%, 07/12/46(a)	4,000,000	3,780,620
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class AM
5.20%, 12/12/49(a)	11,408,019	11,498,512
Morgan Stanley Capital I Series 2005-HQ6 Class A4A
4.99%, 08/13/42	18,597,000	20,247,183
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A5
5.22%, 01/15/41(a)	15,000,000	16,181,532
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AJ
5.52%, 01/15/45(a)	5,000,000	4,841,234

		301,116,117

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $257,004,663)		301,116,117

CORPORATE BONDS & NOTES—22.87%

AEROSPACE & DEFENSE—0.14%
L-3 Communications Corp.
4.75%, 07/15/20	1,100,000	1,128,564
4.95%, 02/15/21	300,000	311,680
Lockheed Martin Corp.
6.15%, 09/01/36	2,410,000	2,727,660
Northrop Grumman Corp.
1.85%, 11/15/15(b)	350,000	344,847
3.50%, 03/15/21	2,000,000	1,911,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Raytheon Co.
6.40%, 12/15/18	4,299,000	5,056,262
United Technologies Corp.
6.13%, 02/01/19	2,022,000	2,375,991
6.13%, 07/15/38	2,022,000	2,355,852

		16,212,496
AGRICULTURE—0.33%
Altria Group Inc.
9.70%, 11/10/18	11,444,000	15,299,687
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750,000	1,831,337
5.77%, 03/01/41	1,500,000	1,614,362
Bunge Ltd. Finance Corp.
4.10%, 03/15/16(b)	1,150,000	1,195,121
Philip Morris International Inc.
2.50%, 05/16/16	1,500,000	1,514,072
4.13%, 05/17/21	2,500,000	2,527,340
5.65%, 05/16/18	1,726,000	1,964,738
Reynolds American Inc.
6.75%, 06/15/17(b)	9,618,000	11,198,811

		37,145,468
AIRLINES—0.02%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22(b)	450,000	439,875
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21(b)	1,150,000	1,121,250
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19(b)	936,394	938,735

		2,499,860
AUTO MANUFACTURERS—0.18%
Daimler Finance North America LLC
7.30%, 01/15/12(b)	20,042,000	20,859,914

		20,859,914
AUTO PARTS & EQUIPMENT—0.04%
BorgWarner Inc.
4.63%, 09/15/20	2,500,000	2,542,232
Johnson Controls Inc.
4.25%, 03/01/21	1,900,000	1,927,034
5.70%, 03/01/41	600,000	621,397

		5,090,663
BANKS—3.51%
Abbey National Treasury Services PLC
4.00%, 04/27/16	8,500,000	8,530,353
BAC Capital Trust XI
6.63%, 05/23/36	2,000,000	2,000,000
Bank of America Corp.
4.88%, 01/15/13(b)	9,042,000	9,534,095
5.63%, 07/01/20	9,500,000	9,963,664
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	61,741,000	63,549,227
Bank of America N.A.
6.00%, 10/15/36	8,601,000	8,594,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Bank of Montreal
1.75%, 04/29/14	750,000	756,954
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	3,344,000	3,621,408
4.60%, 01/15/20	4,120,000	4,344,525
4.95%, 11/01/12	400,000	422,361
Bank of Nova Scotia
2.05%, 10/07/15	500,000	498,163
3.40%, 01/22/15	2,000,000	2,105,865
4.38%, 01/13/21	1,000,000	1,031,214
Barclays Bank PLC
5.13%, 01/08/20	10,035,000	10,368,851
5.20%, 07/10/14	5,085,000	5,564,292
BB&T Corp.
5.20%, 12/23/15	3,011,000	3,326,693
5.25%, 11/01/19(b)	1,200,000	1,270,998
6.85%, 04/30/19(b)	1,824,000	2,159,908
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900,000	899,401
BNP Paribas SA
3.60%, 02/23/16	5,000,000	5,100,458
5.00%, 01/15/21	4,000,000	4,082,303
Canadian Imperial Bank of Commerce
2.35%, 12/11/15(b)	1,500,000	1,496,245
Comerica Inc.
3.00%, 09/16/15	400,000	407,450
Credit Suisse New York
2.20%, 01/14/14(b)	1,000,000	1,018,592
Deutsche Bank AG London
6.00%, 09/01/17	10,407,000	11,800,195
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240,000	8,316,338
Fifth Third Bancorp
3.63%, 01/25/16	3,250,000	3,331,971
8.25%, 03/01/38	1,000,000	1,212,318
First Horizon National Corp.
5.38%, 12/15/15	250,000	268,549
HSBC Bank (USA) N.A.
4.88%, 08/24/20	2,500,000	2,504,302
HSBC Holdings PLC
6.50%, 09/15/37	3,000,000	3,153,690
KeyCorp
6.50%, 05/14/13(b)	5,670,000	6,208,650
KfW
3.25%, 10/14/11	57,686,000	58,333,468
4.88%, 06/17/19	5,520,000	6,299,619
KfW Series G
4.38%, 03/15/18	5,215,000	5,796,930
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	19,232,000	21,942,831
Lloyds TSB Bank PLC
4.88%, 01/21/16	2,000,000	2,078,603
6.38%, 01/21/21	2,000,000	2,113,974
Northern Trust Corp.
3.45%, 11/04/20(b)	200,000	194,484
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500,000	1,517,206
1.88%, 03/21/12	5,020,000	5,081,299
PNC Funding Corp.
5.25%, 11/15/15(c)	9,135,000	10,070,837
5.40%, 06/10/14(c)	998,000	1,101,027
6.70%, 06/10/19(c)	998,000	1,188,903

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Royal Bank of Canada
1.13%, 01/15/14(b)	1,800,000	1,800,063
Royal Bank of Scotland Group PLC
3.25%, 01/11/14(b)	750,000	765,579
4.38%, 03/16/16	3,000,000	3,056,507
5.00%, 10/01/14	1,757,000	1,785,244
5.63%, 08/24/20	5,000,000	5,135,086
State Street Corp.
2.88%, 03/07/16	500,000	510,885
4.38%, 03/07/21	600,000	616,512
4.96%, 03/15/18	800,000	836,384
SunTrust Bank
6.00%, 09/11/17	2,298,000	2,599,963
7.25%, 03/15/18	1,000,000	1,163,651
U.S. Bancorp
4.13%, 05/24/21	1,000,000	1,006,045
UBS AG Stamford
5.88%, 12/20/17	10,234,000	11,557,473
US Bank N.A.
4.95%, 10/30/14	8,972,000	9,911,887
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000,000	3,432,743
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	16,372,000	17,826,063
Wells Fargo & Co.
4.60%, 04/01/21	3,000,000	3,071,219
5.00%, 11/15/14	19,542,000	21,234,970
5.63%, 12/11/17	1,250,000	1,408,570
Westpac Banking Corp.
3.00%, 08/04/15(b)	2,000,000	2,032,318
3.00%, 12/09/15	5,000,000	5,061,599

		397,975,376
BEVERAGES—0.53%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	200,000	224,071
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16	2,000,000	2,044,792
3.00%, 10/15/12	1,000,000	1,029,587
4.13%, 01/15/15	1,214,000	1,305,068
4.38%, 02/15/21(b)	2,475,000	2,538,716
5.38%, 01/15/20	4,015,000	4,447,816
7.75%, 01/15/19	7,500,000	9,557,840
8.00%, 11/15/39	2,000,000	2,768,077
8.20%, 01/15/39	750,000	1,057,181
Coca-Cola Co. (The)
1.50%, 11/15/15	3,250,000	3,190,791
3.15%, 11/15/20	450,000	435,620
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450,000	448,899
4.50%, 09/01/21	1,284,000	1,329,730
Diageo Finance BV
5.30%, 10/28/15(b)	12,657,000	14,218,085
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000,000	1,015,213
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	6,731,000	8,556,224
PepsiCo Inc.
2.50%, 05/10/16	1,400,000	1,421,621

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

7.90%, 11/01/18	3,210,000	4,137,436

59,726,767

BIOTECHNOLOGY—0.08%
Amgen Inc.
5.70%, 02/01/19	5,080,000	5,806,946
Celgene Corp.
3.95%, 10/15/20	1,200,000	1,172,300
Gilead Sciences Inc.
4.50%, 04/01/21	1,200,000	1,225,715
Life Technologies Corp.
5.00%, 01/15/21	400,000	413,849

		8,618,810
BUILDING MATERIALS—0.07%
CRH America Inc.
6.00%, 09/30/16	6,618,000	7,328,109
Martin Marietta Materials Inc.
6.60%, 04/15/18	233,000	253,021

		7,581,130
CHEMICALS—0.35%
Albemarle Corp.
4.50%, 12/15/20	800,000	812,356
Dow Chemical Co. (The)
4.25%, 11/15/20	790,000	782,063
5.90%, 02/15/15	1,000,000	1,127,566
8.55%, 05/15/19	9,355,000	12,155,951
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,618,000	10,914,913
Eastman Chemical Co.
3.00%, 12/15/15	1,000,000	1,013,214
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	850,000	857,024
4.88%, 03/30/20(b)	2,500,000	2,682,294
PPG Industries Inc.
1.90%, 01/15/16(b)	1,500,000	1,455,242
3.60%, 11/15/20	1,500,000	1,464,599
Praxair Inc.
4.05%, 03/15/21	4,200,000	4,301,964
RPM International Inc.
6.50%, 02/15/18(b)	1,500,000	1,631,102
Sigma-Aldrich Corp.
3.38%, 11/01/20	550,000	529,488

		39,727,776
COMMERCIAL SERVICES—0.02%
Cornell University
4.35%, 02/01/14	1,000,000	1,080,395
Yale University
2.90%, 10/15/14	1,000,000	1,050,801

		2,131,196
COMPUTERS—0.37%
Dell Inc.
1.40%, 09/10/13(b)	500,000	502,047
2.30%, 09/10/15(b)	500,000	500,223
5.88%, 06/15/19(b)	3,010,000	3,383,514
Hewlett-Packard Co.
4.25%, 02/24/12	4,851,000	4,984,237
4.30%, 06/01/21	800,000	809,041

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

6.13%, 03/01/14	7,030,000	7,918,063
International Business Machines Corp.
5.70%, 09/14/17	19,232,000	22,258,992
Lexmark International Inc.
6.65%, 06/01/18(b)	1,000,000	1,100,000

		41,456,117
COSMETICS & PERSONAL CARE—0.10%
Colgate-Palmolive Co.
2.95%, 11/01/20(b)	1,600,000	1,542,286
Procter & Gamble Co. (The)
5.55%, 03/05/37	8,743,000	9,768,035

		11,310,321
DIVERSIFIED FINANCIAL SERVICES—3.92%
Alterra Finance LLC
6.25%, 09/30/20	900,000	932,014
American Express Co.
4.88%, 07/15/13	11,807,000	12,631,803
6.80%, 09/01/16(a)	5,547,000	5,838,218
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	1,100,000	1,105,655
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	8,654,000	9,276,622
7.25%, 02/01/18	7,695,000	9,144,897
Boeing Capital Corp.
5.80%, 01/15/13	16,292,000	17,622,387
BP Capital Markets PLC
3.13%, 10/01/15	800,000	820,111
3.63%, 05/08/14	1,626,000	1,710,790
3.88%, 03/10/15	1,755,000	1,853,789
4.75%, 03/10/19	2,100,000	2,222,848
5.25%, 11/07/13	2,500,000	2,714,595
Capital One Financial Corp.
6.15%, 09/01/16(b)	10,992,000	12,383,634
Caterpillar Financial Services Corp.
6.13%, 02/17/14	5,215,000	5,901,945
7.15%, 02/15/19	5,505,000	6,851,150
Citigroup Inc.
4.59%, 12/15/15	3,000,000	3,198,149
4.75%, 05/19/15	1,000,000	1,073,162
5.50%, 02/15/17	5,000,000	5,290,369
5.63%, 08/27/12	500,000	525,420
6.38%, 08/12/14	10,000,000	11,181,982
8.13%, 07/15/39	14,614,000	19,036,477
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32(b)	14,767,000	18,047,492
General Electric Capital Corp.
4.63%, 01/07/21	4,000,000	4,060,087
5.25%, 10/19/12	2,000,000	2,120,266
5.88%, 02/15/12	11,432,000	11,867,513
5.88%, 01/14/38	4,500,000	4,647,488
6.75%, 03/15/32	9,042,000	10,363,108
Goldman Sachs Capital II
5.79%, 06/01/12(a)	750,000	622,500
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	33,687,000	36,505,457
5.38%, 03/15/20	2,010,000	2,067,143
6.00%, 06/15/20(b)	6,100,000	6,529,652
6.75%, 10/01/37	9,618,000	9,729,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

HSBC Finance Corp.
6.38%, 11/27/12	18,627,000	20,011,617
6.68%, 01/15/21(d)	8,362,000	8,958,491
Jefferies Group Inc.
6.88%, 04/15/21	2,500,000	2,719,097
7.75%, 03/15/12(b)	2,510,000	2,635,799
John Deere Capital Corp.
7.00%, 03/15/12	9,242,000	9,720,800
JPMorgan Chase & Co.
5.50%, 10/15/40	2,000,000	2,012,881
5.75%, 01/02/13	18,142,000	19,340,822
6.30%, 04/23/19	15,000,000	17,096,462
JPMorgan Chase Capital XXV
6.80%, 10/01/37	7,410,000	7,588,080
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	24,960,000	26,803,813
5.45%, 02/05/13(b)	500,000	530,728
6.88%, 04/25/18	9,618,000	10,989,729
Morgan Stanley
3.80%, 04/29/16	3,500,000	3,550,298
4.10%, 01/26/15	8,500,000	8,899,392
5.30%, 03/01/13(b)	25,311,000	26,935,224
5.50%, 07/24/20	2,000,000	2,054,717
5.75%, 01/25/21	3,000,000	3,128,199
6.25%, 08/09/26	551,000	604,770
6.63%, 04/01/18	5,234,000	5,865,094
7.30%, 05/13/19	3,615,000	4,154,644
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15(b)	1,000,000	1,013,825
5.25%, 01/16/18	333,000	337,606
Nomura Holdings Inc.
6.70%, 03/04/20	3,000,000	3,279,796
ORIX Corp.
5.00%, 01/12/16	1,750,000	1,820,103
Raymond James Financial Inc.
4.25%, 04/15/16	200,000	207,670
SLM Corp.
5.38%, 05/15/14	10,577,000	10,894,310
Toyota Motor Credit Corp.
4.25%, 01/11/21	2,500,000	2,565,316
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(a)	2,750,000	2,818,750

		444,414,053
ELECTRIC—1.73%
Alabama Power Co. Series 11-C
5.20%, 06/01/41	1,500,000	1,521,659
Appalachian Power Co.
7.95%, 01/15/20(b)	5,104,000	6,433,690
Carolina Power & Light Co.
5.30%, 01/15/19	1,325,000	1,487,948
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052,000	3,769,308
Constellation Energy Group Inc.
4.55%, 06/15/15	9,657,000	10,371,177
Detroit Edison Co. (The)
3.90%, 06/01/21	1,300,000	1,314,948
Dominion Resources Inc.
5.15%, 07/15/15	22,333,000	24,832,585
Duke Capital LLC
6.25%, 02/15/13	21,282,000	22,896,095

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Duke Energy Carolinas LLC
3.90%, 06/15/21	1,200,000	1,215,831
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300,000	3,900,023
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,726,000	6,484,655
Edison International
3.75%, 09/15/17	1,100,000	1,107,405
Entergy Arkansas Inc.
3.75%, 02/15/21	3,400,000	3,291,920
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668,000	13,772,513
FirstEnergy Corp.
7.38%, 11/15/31	7,051,000	8,179,513
Florida Power & Light Co.
5.25%, 02/01/41	700,000	715,345
5.95%, 02/01/38	4,104,000	4,605,668
Florida Power Corp.
6.40%, 06/15/38	1,000,000	1,180,447
FPL Group Capital Inc.
7.88%, 12/15/15	500,000	605,338
Georgia Power Co.
5.40%, 06/01/40(b)	1,100,000	1,140,284
Great Plains Energy Inc.
4.85%, 06/01/21	200,000	203,152
Integrys Energy Group Inc.
4.17%, 11/01/20	850,000	828,592
Kentucky Utilities Co.
1.63%, 11/01/15(d)	200,000	195,692
3.25%, 11/01/20(b)(d)	250,000	239,182
5.13%, 11/01/40(d)	500,000	497,698
LG&E and KU Energy LLC
2.13%, 11/15/15(d)	1,000,000	975,654
3.75%, 11/15/20(d)	1,100,000	1,053,327
Louisville Gas & Electric Co.
1.63%, 11/15/15(b)(d)	250,000	245,092
MidAmerican Energy Holdings Co.
6.13%, 04/01/36(b)	15,431,000	16,826,251
Nevada Power Co.
5.45%, 05/15/41	1,850,000	1,903,983
Nisource Finance Corp.
5.45%, 09/15/20	250,000	266,860
Oglethorpe Power Corp.
5.38%, 11/01/40	800,000	796,412
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	1,600,000	1,603,564
Oncor Electric Delivery Co.
7.00%, 09/01/22	8,168,000	9,793,633
Pacific Gas & Electric Co.
6.05%, 03/01/34	14,218,000	15,467,333
Portland General Electric Co.
6.10%, 04/15/19	1,200,000	1,395,013
Progress Energy Inc.
4.40%, 01/15/21	3,200,000	3,288,231
Public Service Co. of Colorado
5.13%, 06/01/19(b)	6,600,000	7,293,927
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200,000	1,218,771
SCANA Corp.
6.25%, 04/01/20(b)	3,300,000	3,755,386
Scottish Power Ltd.
5.38%, 03/15/15(b)	300,000	324,334

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Southern California Edison Co.
6.05%, 03/15/39	3,052,000	3,477,338
Southern Power Co.
4.88%, 07/15/15	4,915,000	5,351,566
UIL Holdings Corp.
4.63%, 10/01/20	800,000	780,664

		196,608,007
ELECTRONICS—0.03%
Agilent Technologies Inc.
5.50%, 09/14/15(b)	1,000,000	1,113,055
Arrow Electronics Inc.
5.13%, 03/01/21(b)	1,300,000	1,312,251
Thermo Fisher Scientific Inc.
4.50%, 03/01/21	600,000	626,417

		3,051,723
ENTERTAINMENT—0.01%
International Game Technology
7.50%, 06/15/19	1,000,000	1,160,162

		1,160,162
ENVIRONMENTAL CONTROL—0.07%
Republic Services Inc.
5.50%, 09/15/19	250,000	274,910
Waste Management Inc.
7.38%, 03/11/19	6,230,000	7,622,719

		7,897,629
FOOD—0.49%
Campbell Soup Co.
4.25%, 04/15/21	2,000,000	2,059,991
Corn Products International Inc.
4.63%, 11/01/20	1,000,000	1,020,977
General Mills Inc.
5.40%, 06/15/40	1,100,000	1,128,530
5.65%, 02/15/19	4,520,000	5,121,955
Hershey Co. (The)
4.13%, 12/01/20	800,000	823,748
Kellogg Co.
3.25%, 05/21/18	1,300,000	1,313,875
4.00%, 12/15/20	750,000	752,906
4.45%, 05/30/16	40,000	43,705
Kraft Foods Inc.
6.50%, 08/11/17	21,108,000	24,813,046
Kroger Co. (The)
5.40%, 07/15/40	2,500,000	2,490,635
5.50%, 02/01/13	9,618,000	10,300,443
Sara Lee Corp.
2.75%, 09/15/15(b)	1,000,000	1,010,144
Unilever Capital Corp.
4.25%, 02/10/21	750,000	783,886
5.90%, 11/15/32	3,820,000	4,320,665

		55,984,506
FOREST PRODUCTS & PAPER—0.05%
International Paper Co.
7.95%, 06/15/18	4,520,000	5,512,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Plum Creek Timberlands LP
4.70%, 03/15/21	300,000	297,643

		5,810,192
GAS—0.07%
AGL Capital Corp.
5.88%, 03/15/41	1,300,000	1,350,394
Questar Corp.
2.75%, 02/01/16	150,000	151,712
Sempra Energy
2.00%, 03/15/14	1,000,000	1,003,412
6.50%, 06/01/16(b)	2,452,000	2,842,959
Southern California Gas Co.
5.13%, 11/15/40	2,500,000	2,545,794

		7,894,271
HAND & MACHINE TOOLS—0.01%
Snap-On Inc.
4.25%, 01/15/18	450,000	467,057
Stanley Black & Decker Inc.
5.20%, 09/01/40	600,000	605,797

		1,072,854
HEALTH CARE - PRODUCTS—0.16%
Becton, Dickinson and Co.
3.25%, 11/12/20	700,000	673,948
5.00%, 11/12/40	500,000	499,581
Covidien International Finance SA
6.00%, 10/15/17	1,826,000	2,133,600
CR Bard Inc.
2.88%, 01/15/16	400,000	410,756
Hospira Inc.
5.60%, 09/15/40	150,000	148,382
Johnson & Johnson
2.15%, 05/15/16	1,000,000	1,007,584
3.55%, 05/15/21	1,300,000	1,299,922
5.55%, 08/15/17	800,000	932,484
5.95%, 08/15/37	3,950,000	4,554,656
Medtronic Inc.
3.00%, 03/15/15	1,100,000	1,145,711
4.13%, 03/15/21	2,800,000	2,862,020
St. Jude Medical Inc.
2.50%, 01/15/16	1,000,000	1,009,201
3.75%, 07/15/14	1,400,000	1,491,580

		18,169,425
HEALTH CARE - SERVICES—0.29%
Aetna Inc.
3.95%, 09/01/20	500,000	499,182
4.13%, 06/01/21	1,300,000	1,300,425
6.63%, 06/15/36	2,026,000	2,323,148
CIGNA Corp.
4.38%, 12/15/20	1,250,000	1,266,960
Laboratory Corp. of America Holdings
4.63%, 11/15/20	500,000	514,439
5.50%, 02/01/13	850,000	907,680
Quest Diagnostics Inc.
4.70%, 04/01/21(b)	1,650,000	1,702,271
UnitedHealth Group Inc.
4.88%, 03/15/15	13,907,000	15,167,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

WellPoint Inc.
5.25%, 01/15/16	8,743,000	9,790,744

		33,472,688
HOUSEHOLD PRODUCTS & WARES—0.04%
Church & Dwight Co. Inc.
3.35%, 12/15/15	350,000	355,328
Clorox Co.
5.00%, 01/15/15	1,226,000	1,343,129
Kimberly-Clark Corp.
3.88%, 03/01/21	250,000	255,580
5.30%, 03/01/41	1,000,000	1,053,219
Tupperware Brands Corp.
4.75%, 06/01/21(d)	1,200,000	1,193,399

		4,200,655
INSURANCE—1.03%
ACE INA Holdings Inc.
5.70%, 02/15/17(b)	2,520,000	2,833,645
Aegon NV
4.75%, 06/01/13	1,200,000	1,265,187
Alleghany Corp.
5.63%, 09/15/20	500,000	519,162
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20(b)	150,000	152,197
Allstate Corp. (The)
5.55%, 05/09/35	9,618,000	9,648,973
American International Group Inc.
3.65%, 01/15/14	1,900,000	1,949,043
5.85%, 01/16/18	4,250,000	4,525,049
8.18%, 05/15/38(a)	3,000,000	3,300,000
8.25%, 08/15/18	5,104,000	6,045,610
AON Corp.
3.13%, 05/27/16	400,000	402,141
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(b)	500,000	522,096
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	5,060,000	5,216,258
Berkshire Hathaway Inc.
1.40%, 02/10/12	400,000	403,178
Chubb Corp. (The)
6.00%, 05/11/37	3,020,000	3,268,879
CNA Financial Corp.
5.75%, 08/15/21	150,000	158,640
Genworth Financial Inc.
5.75%, 06/15/14	4,717,000	4,940,800
Hartford Financial Services Group Inc.
5.38%, 03/15/17	3,020,000	3,210,268
Lincoln National Corp.
7.00%, 06/15/40	1,000,000	1,171,435
8.75%, 07/01/19	1,000,000	1,283,654
Markel Corp.
5.35%, 06/01/21	1,200,000	1,199,939
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	13,082,000	14,469,855
MetLife Inc.
5.00%, 06/15/15	23,167,000	25,436,034
Principal Financial Group Inc.
6.05%, 10/15/36	2,005,000	2,161,852
8.88%, 05/15/19(b)	1,224,000	1,573,944

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Progressive Corp. (The)
6.70%, 06/15/17(a)	1,605,000	1,685,250
Prudential Financial Inc.
3.00%, 05/12/16	650,000	651,223
5.10%, 09/20/14	4,803,000	5,240,446
5.63%, 05/12/41	1,000,000	988,502
6.20%, 11/15/40	1,000,000	1,062,710
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,052,000	3,462,073
Reinsurance Group of America Inc.
5.00%, 06/01/21(b)	1,400,000	1,408,671
Travelers Companies Inc. (The)
3.90%, 11/01/20(b)	2,250,000	2,189,231
5.35%, 11/01/40	1,000,000	981,740
Unitrin Inc.
6.00%, 11/30/15	900,000	962,392
Willis Group Holdings PLC
5.75%, 03/15/21	1,150,000	1,188,970
WR Berkley Corp.
5.38%, 09/15/20(b)	1,000,000	1,027,463

		116,506,510
INTERNET—0.03%
eBay Inc.
0.88%, 10/15/13	150,000	149,503
1.63%, 10/15/15(b)	400,000	390,645
3.25%, 10/15/20	400,000	376,113
Google Inc.
1.25%, 05/19/14	800,000	804,110
2.13%, 05/19/16	500,000	500,618
3.63%, 05/19/21	950,000	945,611

		3,166,600
IRON & STEEL—0.14%
ArcelorMittal SA
9.85%, 06/01/19	10,625,000	13,663,256
Cliffs Natural Resources Inc.
4.80%, 10/01/20	2,000,000	2,042,038

		15,705,294
MACHINERY—0.03%
Caterpillar Inc.
3.90%, 05/27/21	1,000,000	1,003,230
5.20%, 05/27/41	2,000,000	2,028,911

		3,032,141
MANUFACTURING—0.44%
Cooper US Inc.
3.88%, 12/15/20	100,000	99,402
Dover Corp.
4.30%, 03/01/21	1,000,000	1,037,827
5.38%, 03/01/41	900,000	941,093
GE Capital Trust I
6.38%, 11/15/17(a)	2,000,000	2,080,000
General Electric Co.
5.25%, 12/06/17	30,587,000	34,116,787
Harsco Corp.
2.70%, 10/15/15	700,000	694,601
Honeywell International Inc.
5.00%, 02/15/19	6,125,000	6,805,761
Pentair Inc.
5.00%, 05/15/21	500,000	508,586

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Tyco International Ltd.
6.88%, 01/15/21(b)	3,010,000	3,602,005

		49,886,062
MEDIA—0.86%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13(b)	17,492,000	19,683,824
Comcast Corp.
6.45%, 03/15/37	9,618,000	10,427,321
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,000,000	1,031,420
5.00%, 03/01/21	1,000,000	1,037,404
5.20%, 03/15/20	5,000,000	5,314,599
6.38%, 03/01/41	1,500,000	1,589,305
Discovery Communications LLC
5.05%, 06/01/20	1,100,000	1,165,189
NBC Universal Inc.
4.38%, 04/01/21(d)	3,100,000	3,071,580
5.95%, 04/01/41(d)	600,000	614,775
News America Inc.
6.20%, 12/15/34	11,207,000	11,580,324
6.90%, 03/01/19	1,100,000	1,302,584
Time Warner Cable Inc.
6.55%, 05/01/37	9,618,000	10,235,704
8.25%, 04/01/19	2,010,000	2,495,170
Time Warner Inc.
7.70%, 05/01/32	12,657,000	15,363,987
Viacom Inc.
3.50%, 04/01/17(b)	3,000,000	3,033,315
7.88%, 07/30/30	5,743,000	6,917,932
Walt Disney Co. (The)
3.75%, 06/01/21	3,000,000	3,024,735

		97,889,168
MINING—0.52%
Alcoa Inc.
5.40%, 04/15/21	2,000,000	2,047,448
6.15%, 08/15/20(b)	4,250,000	4,606,482
Barrick Gold Corp.
2.90%, 05/30/16(d)	1,000,000	1,005,163
Barrick North America Finance LLC
4.40%, 05/30/21(d)	900,000	907,204
5.70%, 05/30/41(d)	3,100,000	3,119,920
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,618,000	10,305,893
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	5,021,000	5,485,442
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	9,235,000	12,326,032
Southern Copper Corp.
6.75%, 04/16/40	2,000,000	2,036,905
Teck Resources Ltd.
10.25%, 05/15/16	6,000,000	7,185,000
Vale Overseas Ltd.
6.88%, 11/21/36(b)	8,618,000	9,433,917

		58,459,406

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

MULTI-NATIONAL—1.25%
African Development Bank
3.00%, 05/27/14	5,020,000	5,309,491
Asian Development Bank
1.63%, 07/15/13	3,000,000	3,063,749
2.63%, 02/09/15	5,020,000	5,259,130
2.75%, 05/21/14(b)	7,383,000	7,763,114
Corporacion Andina de Fomento SA
3.75%, 01/15/16	3,000,000	3,063,994
European Investment Bank
1.63%, 09/01/15	250,000	250,699
2.50%, 05/16/16	2,600,000	2,675,253
2.88%, 09/15/20	2,000,000	1,945,273
4.63%, 05/15/14	48,087,000	53,073,732
Inter-American Development Bank
4.38%, 09/20/12	18,764,000	19,731,667
Inter-American Development Bank Series E
3.88%, 09/17/19	5,000,000	5,381,397
International Bank for Reconstruction and Development
1.75%, 07/15/13	5,000,000	5,126,865
2.00%, 04/02/12	10,214,000	10,360,520
5.00%, 04/01/16	5,020,000	5,751,686
7.63%, 01/19/23	1,000,000	1,384,553
International Finance Corp.
2.75%, 04/20/15	3,000,000	3,155,097
International Finance Corp. Series G
3.00%, 04/22/14	3,046,000	3,226,114
Nordic Investment Bank
2.63%, 10/06/14	5,020,000	5,258,236

		141,780,570
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.
4.75%, 05/15/18	1,863,000	1,912,828
Xerox Corp.
4.50%, 05/15/21	850,000	851,297
6.35%, 05/15/18	5,020,000	5,779,115

		8,543,240
OIL & GAS—1.43%
Anadarko Petroleum Corp.
5.95%, 09/15/16	11,032,000	12,457,454
6.45%, 09/15/36	1,000,000	1,064,123
Apache Corp.
5.25%, 04/15/13	6,731,000	7,277,668
6.00%, 01/15/37	1,000,000	1,111,683
BP Capital Markets PLC
3.20%, 03/11/16	500,000	508,679
4.74%, 03/11/21	1,500,000	1,551,086
Canadian Natural Resources Ltd.
5.70%, 05/15/17(b)	9,618,000	10,957,788
Chevron Corp.
3.95%, 03/03/14	4,515,000	4,873,045
ConocoPhillips
5.90%, 10/15/32	20,292,000	22,514,769
Devon Energy Corp.
6.30%, 01/15/19	2,000,000	2,401,250
EnCana Corp.
5.90%, 12/01/17	5,080,000	5,841,070
6.50%, 02/01/38	2,000,000	2,236,971

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Ensco PLC
3.25%, 03/15/16	350,000	355,610
4.70%, 03/15/21	450,000	458,798
EOG Resources Inc.
2.50%, 02/01/16(b)	1,500,000	1,500,723
4.10%, 02/01/21	1,650,000	1,656,382
Hess Corp.
5.60%, 02/15/41	4,500,000	4,528,695
Marathon Petroleum Corp.
3.50%, 03/01/16(d)	150,000	152,699
5.13%, 03/01/21(d)	1,100,000	1,146,530
6.50%, 03/01/41(d)	1,700,000	1,825,535
Nexen Inc.
6.20%, 07/30/19(b)	2,000,000	2,270,852
6.40%, 05/15/37	250,000	258,199
7.50%, 07/30/39	1,000,000	1,166,721
Noble Energy Inc.
6.00%, 03/01/41	1,300,000	1,377,609
Noble Holding International Ltd.
3.45%, 08/01/15	500,000	518,902
4.90%, 08/01/20(b)	1,000,000	1,052,697
6.20%, 08/01/40	1,000,000	1,084,847
Occidental Petroleum Corp.
2.50%, 02/01/16(b)	1,000,000	1,009,279
4.10%, 02/01/21	500,000	513,199
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020,000	5,434,150
Petrobras International Finance Co.
5.75%, 01/20/20	7,530,000	7,969,998
6.75%, 01/27/41(b)	1,750,000	1,868,405
7.88%, 03/15/19	2,548,000	3,068,334
Petroleos Mexicanos
6.50%, 06/02/41(d)	800,000	804,639
8.00%, 05/03/19(b)	5,020,000	6,154,520
Shell International Finance BV
4.00%, 03/21/14	1,700,000	1,830,249
6.38%, 12/15/38	6,451,000	7,633,434
Statoil ASA
5.10%, 08/17/40	1,500,000	1,485,198
5.25%, 04/15/19	5,000,000	5,575,233
Suncor Energy Inc.
6.10%, 06/01/18	1,451,000	1,668,795
6.50%, 06/15/38	4,520,000	5,072,689
6.85%, 06/01/39	1,226,000	1,434,520
Talisman Energy Inc.
3.75%, 02/01/21(b)	2,250,000	2,156,058
Total Capital SA
2.30%, 03/15/16	1,000,000	999,145
4.45%, 06/24/20	5,000,000	5,254,696
Transocean Inc.
4.95%, 11/15/15	250,000	269,769
6.50%, 11/15/20	1,000,000	1,140,161
6.80%, 03/15/38	3,000,000	3,315,283
Valero Energy Corp.
9.38%, 03/15/19	4,070,000	5,329,477

		162,137,616

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

OIL & GAS SERVICES—0.12%
Cameron International Corp.
4.50%, 06/01/21	1,000,000	1,004,750
5.95%, 06/01/41	500,000	516,748
Weatherford International Ltd.
9.63%, 03/01/19	9,125,000	11,944,800

		13,466,298
PHARMACEUTICALS—0.88%
Abbott Laboratories
4.13%, 05/27/20	1,100,000	1,135,412
5.13%, 04/01/19	5,039,000	5,584,371
5.88%, 05/15/16(b)	8,743,000	10,212,912
AmerisourceBergen Corp.
5.88%, 09/15/15	4,507,000	5,090,724
AstraZeneca PLC
6.45%, 09/15/37	8,243,000	9,742,580
Bristol-Myers Squibb Co.
5.88%, 11/15/36	3,440,000	3,878,550
Cardinal Health Inc.
5.50%, 06/15/13	1,750,000	1,885,745
Eli Lilly and Co.
5.55%, 03/15/37	5,618,000	5,973,543
Express Scripts Inc.
3.13%, 05/15/16	1,500,000	1,516,227
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100,000	109,045
4.85%, 05/15/13	1,250,000	1,347,351
5.65%, 05/15/18	5,009,000	5,741,647
Medco Health Solutions Inc.
2.75%, 09/15/15(b)	1,000,000	1,003,256
7.13%, 03/15/18	1,226,000	1,455,664
Merck & Co. Inc.
5.00%, 06/30/19	7,568,000	8,428,021
Novartis Capital Corp.
2.90%, 04/24/15	1,000,000	1,041,648
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010,000	2,241,302
Pfizer Inc.
6.20%, 03/15/19	12,670,000	14,916,989
Sanofi-Aventis SA
1.63%, 03/28/14	500,000	505,694
2.63%, 03/29/16	500,000	506,722
4.00%, 03/29/21	1,600,000	1,608,901
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250,000	299,192
6.55%, 09/15/37	2,750,000	3,343,980
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410,000	421,508
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050,000	1,056,504
Wyeth
5.50%, 02/01/14	9,918,000	10,980,306

		100,027,794

PIPELINES—0.49%
Buckeye Partners LP
4.88%, 02/01/21	250,000	257,646
CenterPoint Energy Resources Corp.
4.50%, 01/15/21(d)	450,000	456,986

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

Energy Transfer Partners LP
9.70%, 03/15/19	4,030,000	5,377,660
Enterprise Products Operating LP
5.60%, 10/15/14	18,756,000	20,899,047
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	12,222,000	13,870,023
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	500,000	536,099
ONEOK Partners LP
6.13%, 02/01/41(b)	2,250,000	2,364,148
Plains All American Pipeline LP
5.00%, 02/01/21(b)	350,000	363,550
8.75%, 05/01/19	250,000	319,120
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,000,000	996,019
6.50%, 08/15/18	250,000	296,498
7.13%, 01/15/19	3,978,000	4,920,013
7.63%, 01/15/39	1,524,000	1,953,723
Williams Companies Inc. (The)
8.75%, 03/15/32	1,000,000	1,360,232
Williams Partners LP
4.13%, 11/15/20	1,450,000	1,433,684
5.25%, 03/15/20	500,000	541,250

		55,945,698
REAL ESTATE INVESTMENT TRUSTS—0.30%
AvalonBay Communities Inc.
3.95%, 01/15/21	450,000	440,069
Boston Properties LP
6.25%, 01/15/13	2,903,000	3,132,886
Digital Realty Trust LP
5.25%, 03/15/21(b)	1,500,000	1,516,950
ERP Operating LP
4.75%, 07/15/20	6,500,000	6,718,506
HCP Inc.
2.70%, 02/01/14	400,000	406,149
3.75%, 02/01/16	200,000	205,701
5.38%, 02/01/21	900,000	943,081
Health Care REIT Inc.
3.63%, 03/15/16	200,000	202,774
4.95%, 01/15/21	1,200,000	1,190,755
6.50%, 03/15/41	1,000,000	1,012,399
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500,000	521,693
Liberty Property LP
4.75%, 10/01/20	1,000,000	1,012,684
ProLogis
6.88%, 03/15/20	400,000	454,279
Simon Property Group LP
5.10%, 06/15/15	9,618,000	10,616,286
5.65%, 02/01/20	3,100,000	3,411,544
UDR Inc.
4.25%, 06/01/18	550,000	551,620
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750,000	754,904
4.75%, 06/01/21	500,000	499,952

		33,592,232
RETAIL—0.60%
Best Buy Co. Inc.
3.75%, 03/15/16	150,000	151,379
5.50%, 03/15/21	400,000	404,467

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

CVS Caremark Corp.
4.75%, 05/18/20	1,100,000	1,153,110
6.13%, 09/15/39	5,270,000	5,509,707
6.30%, 06/01/37(a)(b)	808,000	791,840
Gap Inc. (The)
5.95%, 04/12/21	1,700,000	1,661,750
Home Depot Inc. (The)
5.40%, 03/01/16	8,962,000	10,110,887
5.95%, 04/01/41	1,500,000	1,574,378
Lowe’s Companies Inc.
3.75%, 04/15/21	2,000,000	1,986,774
5.80%, 04/15/40	2,000,000	2,167,076
McDonald’s Corp.
3.63%, 05/20/21	2,000,000	2,012,372
5.35%, 03/01/18	3,052,000	3,481,026
5.80%, 10/15/17	200,000	234,041
Nordstrom Inc.
4.75%, 05/01/20(b)	1,100,000	1,157,057
Target Corp.
7.00%, 01/15/38	7,232,000	8,908,556
Wal-Mart Stores Inc.
4.55%, 05/01/13(b)	10,932,000	11,721,691
6.50%, 08/15/37	11,722,000	13,654,273
Yum! Brands Inc.
3.88%, 11/01/20	900,000	880,799

		67,561,183
SAVINGS & LOANS—0.00%
Santander Holdings USA Inc.
4.63%, 04/19/16(b)	550,000	566,601

		566,601
SEMICONDUCTORS—0.02%
Analog Devices Inc.
3.00%, 04/15/16	150,000	152,459
Broadcom Corp.
2.38%, 11/01/15(d)	150,000	148,669
Texas Instruments Inc.
1.38%, 05/15/14	750,000	753,288
2.38%, 05/16/16	700,000	703,147

		1,757,563
SOFTWARE—0.19%
Intuit Inc.
5.75%, 03/15/17	1,000,000	1,122,500
Microsoft Corp.
0.88%, 09/27/13(b)	1,000,000	1,001,335
4.20%, 06/01/19	3,010,000	3,188,105
4.50%, 10/01/40	700,000	651,967
Oracle Corp.
5.25%, 01/15/16	9,657,000	10,936,064
5.38%, 07/15/40(b)(d)	4,000,000	4,100,965

		21,000,936
TELECOMMUNICATIONS—1.61%
Alltel Corp.
7.00%, 07/01/12	500,000	533,272
America Movil SAB de CV
5.00%, 03/30/20	5,250,000	5,576,558
6.13%, 03/30/40	1,000,000	1,081,333

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

American Tower Corp.
4.50%, 01/15/18	1,250,000	1,247,737
AT&T Inc.
2.95%, 05/15/16	2,000,000	2,033,368
BellSouth Corp.
6.00%, 11/15/34(b)	20,292,000	20,794,120
British Telecom PLC
9.88%, 12/15/30	2,540,000	3,620,163
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	12,168,000	13,450,024
Cisco Systems Inc.
4.45%, 01/15/20	6,750,000	7,044,169
5.90%, 02/15/39	6,230,000	6,688,270
Deutsche Telekom International Finance BV
8.75%, 06/15/30(b)	6,618,000	9,015,401
Embarq Corp.
7.08%, 06/01/16	10,532,000	11,970,141
France Telecom SA
4.38%, 07/08/14(b)	2,026,000	2,206,843
5.38%, 07/08/19	1,626,000	1,835,669
GTE Corp.
6.84%, 04/15/18	500,000	587,818
Harris Corp.
4.40%, 12/15/20(b)	1,950,000	1,987,941
Juniper Networks Inc.
3.10%, 03/15/16	50,000	51,075
4.60%, 03/15/21	50,000	51,585
5.95%, 03/15/41	150,000	156,980
Qwest Corp.
8.88%, 03/15/12	9,618,000	10,134,968
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	23,042,000	23,849,922
Telecom Italia Capital SA
5.25%, 11/15/13	350,000	372,207
7.72%, 06/04/38	6,148,000	6,561,222
Telefonica Emisiones SAU
4.95%, 01/15/15	755,000	813,505
5.13%, 04/27/20	5,000,000	5,101,231
5.46%, 02/16/21	1,300,000	1,350,646
7.05%, 06/20/36	1,524,000	1,695,975
Verizon Communications Inc.
1.95%, 03/28/14	1,000,000	1,015,912
3.00%, 04/01/16	500,000	508,821
4.60%, 04/01/21	500,000	517,143
6.00%, 04/01/41	1,000,000	1,052,288
7.75%, 12/01/30	18,542,000	23,350,962
Virgin Media Secured Finance PLC
5.25%, 01/15/21(d)	200,000	208,423
Vodafone Group PLC
5.63%, 02/27/17	14,407,000	16,233,810

		182,699,502
TEXTILES—0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	650,000	656,392

		656,392

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

TOYS, GAMES & HOBBIES—0.00%
Mattel Inc.
4.35%, 10/01/20	400,000	404,553

		404,553
TRANSPORTATION—0.22%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,803,000	5,298,368
CSX Corp.
6.00%, 10/01/36	7,207,000	7,721,250
Norfolk Southern Corp.
7.90%, 05/15/97(b)	4,078,000	5,330,190
Ryder System Inc.
3.50%, 06/01/17(b)	700,000	707,990
3.60%, 03/01/16(b)	1,000,000	1,022,399
United Parcel Service Inc.
3.13%, 01/15/21	3,000,000	2,872,858
6.20%, 01/15/38	1,826,000	2,129,896

		25,082,951
TRUCKING & LEASING—0.01%
GATX Corp.
3.50%, 07/15/16	1,000,000	1,014,562
4.85%, 06/01/21	600,000	604,694

		1,619,256
WATER—0.00%
Veolia Environnement
5.25%, 06/03/13	200,000	214,694

		214,694

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,418,585,387)		2,591,774,319

FOREIGN GOVERNMENT BONDS & NOTES(e)—1.47%

BRAZIL—0.30%
Brazil (Federative Republic of)
5.88%, 01/15/19	2,010,000	2,302,455
7.13%, 01/20/37	13,042,000	15,865,593
8.00%, 01/15/18(b)	13,173,222	15,834,214

		34,002,262
CANADA—0.30%
Canada (Government of)
2.38%, 09/10/14	1,000,000	1,041,080
Ontario (Province of)
2.30%, 05/10/16	1,000,000	1,009,610
2.63%, 01/20/12	10,234,000	10,384,215
2.95%, 02/05/15(b)	950,000	1,001,076
3.15%, 12/15/17(b)	3,000,000	3,085,065
4.10%, 06/16/14(b)	5,094,000	5,541,780
Quebec (Province of)
7.50%, 09/15/29	8,977,000	12,335,539

		34,398,365
ITALY—0.23%
Italy (Republic of)
5.25%, 09/20/16	24,042,000	26,509,902

		26,509,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

JAPAN—0.10%
Japan Finance Corp.
2.13%, 11/05/12	10,035,000	10,249,978
2.50%, 05/18/16	1,100,000	1,115,813

		11,365,791
MEXICO—0.26%
United Mexican States
5.63%, 01/15/17	10,182,000	11,470,023
6.38%, 01/16/13(b)	6,157,000	6,664,953
6.75%, 09/27/34(b)	9,618,000	11,132,835

		29,267,811
PANAMA—0.05%
Panama (Republic of)
6.70%, 01/26/36	5,000,000	5,800,000

		5,800,000
PERU—0.09%
Peru (Republic of)
6.55%, 03/14/37(b)	2,000,000	2,210,000
7.13%, 03/30/19(b)	6,305,000	7,550,237

		9,760,237
POLAND—0.08%
Poland (Republic of)
3.88%, 07/16/15	5,000,000	5,175,000
6.38%, 07/15/19	3,000,000	3,427,500

		8,602,500
SOUTH AFRICA—0.03%
South Africa (Republic of)
5.50%, 03/09/20	3,000,000	3,264,000

		3,264,000
SOUTH KOREA—0.03%
Korea (Republic of)
7.13%, 04/16/19	3,000,000	3,625,379

		3,625,379

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $156,819,286)		166,596,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

MUNICIPAL DEBT OBLIGATIONS—0.82%

CALIFORNIA—0.32%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/41	2,500,000	2,807,400
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	4,000,000	4,287,960
Los Angeles Community College District GO BAB
6.75%, 08/01/42	2,000,000	2,367,460
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815,000	853,427
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
5.72%, 07/01/39	1,000,000	1,023,300
6.57%, 07/01/41	1,600,000	1,827,728
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000,000	1,027,740
6.76%, 07/01/34	1,250,000	1,436,963
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500,000	2,589,750
State of California GO
5.95%, 04/01/16	7,127,000	7,979,674
State of California GO BAB
7.30%, 10/01/39	7,000,000	7,984,550
7.70%, 11/01/30	500,000	551,580
University of California RB College & University Revenue BAB
5.95%, 05/15/26	900,000	872,820
University of California RB Health, Hospital, Nursing Home Revenue BAB
Series F
6.58%, 05/15/30	1,000,000	1,039,240

		36,649,592
CONNECTICUT—0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	1,000,000	1,093,350

		1,093,350
GEORGIA—0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/18	1,000,000	987,930
Project M, Series 2010A
6.66%, 04/01/18	750,000	728,287
Project P, Series 2010A
7.06%, 04/01/18	300,000	290,931

		2,007,148
ILLINOIS—0.12%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	2,000,000	2,176,360
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	300,000	332,493
State of Illinois GO
5.10%, 06/01/33	9,233,000	8,129,841
5.37%, 03/01/17	2,500,000	2,625,075

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

5.88%, 03/01/19	450,000	472,532

		13,736,301
INDIANA—0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB
Series B-2
6.12%, 01/15/40	1,000,000	1,097,990

		1,097,990
MARYLAND—0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/30	1,500,000	1,631,505

		1,631,505
MASSACHUSETTS—0.01%
Commonwealth of Massachusetts GO BAB
5.46%, 12/01/39	1,000,000	1,061,610

		1,061,610
MISSOURI—0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050,000	1,105,892

		1,105,892
NEW JERSEY—0.05%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	500,000	328,015
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	3,044,000	3,757,087
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
6.10%, 12/15/28	1,000,000	1,033,930
Rutgers-State University of New Jersey/New Brunswick RB College & University Revenue BAB
5.67%, 05/01/40	900,000	958,482

		6,077,514
NEW YORK—0.10%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	790,000	985,509
Series C-1
6.69%, 11/15/40	1,000,000	1,114,840
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645,000	2,850,358
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000,000	1,047,230
New York State Dormitory Authority RB Income Tax Revenue BAB
5.60%, 03/15/40	1,500,000	1,557,735
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.65%, 11/01/40	1,205,000	1,245,825
State of New York GO BAB
5.52%, 10/01/37	1,000,000	1,025,300
5.97%, 03/01/36	1,250,000	1,357,863

		11,184,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

OHIO—0.03%
American Municipal Power–Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/44	1,300,000	1,265,134
Series E
6.27%, 02/15/21	1,200,000	1,220,784
Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	900,000	926,361

		3,412,279
PENNSYLVANIA—0.01%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/40	1,000,000	969,810

		969,810
PUERTO RICO—0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,300,000	1,312,857

		1,312,857
TEXAS—0.10%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/37	1,285,000	1,260,855
5.02%, 12/01/42	500,000	486,815
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/26	700,000	749,903
State of Texas GO BAB
Series A
4.68%, 04/01/40	2,000,000	1,905,780
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000,000	5,235,350
University of Texas System RB College & University Revenue BAB Series C
4.79%, 08/15/31	1,500,000	1,456,680

		11,095,383
WASHINGTON—0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000,000	1,020,780

		1,020,780

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $90,113,772)		93,456,671

U.S. GOVERNMENT & AGENCY OBLIGATIONS—71.07%

MORTGAGE-BACKED SECURITIES—32.86%
Federal Home Loan Mortgage Corp.
3.00%, 11/01/40(a)	28,782,224	29,727,678
3.16%, 11/01/40(a)	22,721,812	23,629,597
3.35%, 11/01/40(a)	13,911,508	14,357,459
3.50%, 03/01/26	23,753,847	24,260,200
3.50%, 06/01/41(f)	12,000,000	12,241,875
4.00%, 10/01/25	38,975,876	40,679,755
4.00%, 02/01/26	12,736,564	13,288,734
4.00%, 01/01/41	68,649,164	69,152,946
4.00%, 02/01/41	16,888,345	17,012,280
4.00%, 03/01/41	14,931,588	15,041,163
4.00%, 06/01/41(f)	12,934,000	13,010,796
4.00%, 06/30/41(f)	9,181,000	9,565,454
4.50%, 04/01/22	21,014,111	22,424,775
4.50%, 07/01/24	8,716,496	9,244,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

4.50%, 09/01/24	5,470,961	5,802,649
4.50%, 08/01/30	30,386,082	31,901,016
4.50%, 03/01/39	5,452,650	5,669,302
4.50%, 06/01/39	11,227,224	11,673,320
4.50%, 09/01/39	10,656,495	11,079,914
4.50%, 11/01/39	9,581,656	9,962,369
4.50%, 12/01/39	24,578,242	25,554,821
4.50%, 01/01/40	10,278,029	10,686,410
4.50%, 08/01/40	36,074,428	37,477,384
4.50%, 11/01/40	44,341,948	46,066,433
4.50%, 02/01/41	43,738,873	45,444,522
4.50%, 06/01/41(f)	10,744,000	11,371,852
4.50%, 06/30/41(f)	37,330,000	38,729,875
5.00%, 12/01/24	28,430,118	30,678,728
5.00%, 08/01/25	21,215,778	22,858,507
5.00%, 06/01/33	8,218,668	8,794,592
5.00%, 12/01/33	32,280,745	34,542,823
5.00%, 07/01/35	27,446,035	29,337,594
5.00%, 01/01/36	29,548,643	31,565,496
5.00%, 03/01/38	68,925,128	73,319,866
5.00%, 09/01/40	31,730,269	33,824,068
5.00%, 06/01/41(f)	6,250,000	6,652,737
5.09%, 12/01/38(a)	19,031,548	20,320,116
5.50%, 02/01/34	29,498,427	32,095,555
5.50%, 05/01/35	21,827,549	23,725,392
5.50%, 05/01/36	24,206,353	26,248,416
5.50%, 07/01/36	48,703,135	52,811,762
5.50%, 03/01/38	30,492,588	33,022,230
5.50%, 06/01/41(f)	8,882,000	9,618,928
6.00%, 10/01/36	11,389,874	12,643,848
6.00%, 02/01/37	15,739,636	17,347,014
6.00%, 11/01/37	73,568,908	80,930,887
6.00%, 06/01/41(f)	2,530,000	2,781,023
Federal National Mortgage Association
1.94%, 02/01/36(a)	9,327,870	9,625,351
3.00%, 06/01/41(f)	9,000,000	8,956,406
3.50%, 01/01/26	14,661,789	14,968,722
3.50%, 02/01/26	29,494,425	30,111,867
3.50%, 09/01/40	10,071,141	9,755,787
3.50%, 11/01/40	11,283,498	10,930,182
3.50%, 12/01/40	5,074,462	4,915,568
3.50%, 03/01/41	7,348,073	7,118,023
3.50%, 06/01/41(f)	10,000,000	10,195,312
4.00%, 10/01/25	60,656,720	63,313,997
4.00%, 11/01/25	6,105,261	6,379,199
4.00%, 03/01/26	10,885,046	11,356,833
4.00%, 12/01/30	16,759,597	17,213,420
4.00%, 01/01/31	4,941,159	5,075,042
4.00%, 02/01/31	4,932,778	5,066,435
4.00%, 12/01/39	916,776	925,618
4.00%, 07/01/40	86,721,498	87,557,926
4.00%, 12/01/40	69,986,594	70,576,082
4.00%, 06/01/41(f)	43,340,000	44,082,619
4.50%, 09/01/18	17,255,469	18,412,941
4.50%, 10/01/24	22,040,619	23,405,065
4.50%, 03/01/36	13,079,529	13,677,002
4.50%, 12/01/39	19,275,869	20,045,042
4.50%, 08/01/40	128,228,818	133,356,667
4.50%, 09/01/40	64,173,603	66,739,895

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

4.50%, 01/01/41	55,550,702	57,772,166
4.50%, 06/01/41(f)	22,926,000	24,305,142
4.50%, 06/30/41(f)	38,365,000	39,851,644
4.74%, 04/01/38(a)	13,252,658	13,937,447
5.00%, 08/01/20	23,288,363	25,022,813
5.00%, 12/01/23	11,581,535	12,440,286
5.00%, 11/01/33	63,095,576	67,525,664
5.00%, 04/01/35	38,994,854	41,692,349
5.00%, 02/01/36	50,397,055	53,844,369
5.00%, 06/01/39	79,381,070	84,546,429
5.00%, 06/01/41(f)	29,475,000	31,461,555
5.50%, 01/01/24	30,351,000	32,911,804
5.50%, 02/01/30	15,392,020	16,731,067
5.50%, 05/01/33	26,892,604	29,266,850
5.50%, 11/01/33	48,265,712	52,526,908
5.50%, 09/01/34	68,556,267	74,582,821
5.50%, 05/01/37	66,287,567	71,901,752
5.50%, 03/01/38	26,360,747	28,571,509
5.50%, 06/01/38	25,763,046	27,923,681
5.50%, 06/01/41(f)	10,377,000	11,250,208
6.00%, 01/01/25	16,786,623	18,417,153
6.00%, 03/01/34	29,725,044	32,914,556
6.00%, 09/01/36	59,571,156	65,639,671
6.00%, 08/01/37	57,739,652	63,482,877
6.00%, 06/01/41(f)	9,147,000	10,060,271
6.50%, 08/01/36	959,213	1,082,465
6.50%, 09/01/36	5,585,064	6,302,709
6.50%, 10/01/36	925,588	1,044,520
6.50%, 12/01/36	819,240	924,507
6.50%, 07/01/37	1,365,138	1,540,549
6.50%, 08/01/37	50,995,773	57,547,810
6.50%, 10/01/37	2,791,184	3,149,833
6.50%, 11/01/37	765,424	863,767
6.50%, 12/01/37	19,977,421	22,552,445
6.50%, 06/01/38	740,779	835,833
7.00%, 04/01/37	16,820,591	19,065,270
Government National Mortgage Association
4.00%, 09/20/40	36,210,789	37,058,490
4.00%, 01/20/41	10,721,434	10,972,685
4.00%, 02/15/41	25,884,088	26,597,634
4.00%, 06/01/41(f)	18,852,000	19,320,354
4.50%, 03/15/39	17,097,737	18,154,901
4.50%, 04/15/39	12,406,219	13,173,303
4.50%, 08/15/39	36,953,407	39,238,259
4.50%, 11/20/39	14,748,237	15,587,599
4.50%, 01/20/40	3,849,846	4,069,136
4.50%, 07/15/40	9,622,803	10,197,795
4.50%, 08/20/40	26,927,878	28,461,705
4.50%, 09/15/40	40,394,570	42,808,273
4.50%, 10/20/40	51,091,289	54,001,478
4.50%, 06/01/41(f)	10,000,000	10,542,187
4.50%, 06/15/41(f)	23,575,000	24,923,195
5.00%, 01/15/39	39,254,805	42,572,024
5.00%, 05/15/40	25,621,368	27,793,275
5.00%, 07/20/40	71,963,037	78,100,344
5.00%, 08/20/40	30,354,530	32,943,290
5.00%, 06/01/41(f)	19,242,000	20,835,478
5.50%, 03/20/39	20,826,099	22,917,911
5.50%, 12/15/39	7,750,743	8,543,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

5.50%, 01/15/40	46,869,245	51,681,925
5.50%, 06/15/41(f)	7,238,000	7,969,717
6.00%, 03/15/37	35,914,916	40,148,861
6.00%, 11/15/39	9,308,824	10,394,942
6.00%, 06/01/41(f)	10,455,000	11,647,523
6.50%, 10/20/38	24,711,975	27,869,428

		3,723,954,391
U.S. GOVERNMENT AGENCY OBLIGATIONS—5.86%
Federal Home Loan Banks
1.13%, 05/18/12	58,415,000	58,905,429
5.00%, 11/17/17	2,855,000	3,302,113
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	38,282,000	38,857,685
4.50%, 01/15/13(b)	210,729,000	224,653,150
6.25%, 07/15/32	23,461,000	29,498,867
Federal National Mortgage Association
1.50%, 06/26/13(b)	21,640,000	22,061,703
2.63%, 11/20/14(b)	76,777,000	80,493,636
5.00%, 04/15/15(b)	64,349,000	73,112,813
5.00%, 05/11/17(b)	92,546,000	106,485,954
7.25%, 05/15/30(b)	3,720,000	5,133,050
Tennessee Valley Authority
4.88%, 01/15/48	10,390,000	10,585,144
5.50%, 07/18/17	9,200,000	10,814,252

		663,903,796
U.S. GOVERNMENT OBLIGATIONS—32.35%
U.S. Treasury Bonds
3.88%, 08/15/40	10,970,000	10,327,158
4.25%, 11/15/40	210,000	210,970
4.38%, 11/15/39(b)	34,192,000	35,157,239
4.38%, 05/15/40	11,688,000	12,002,174
4.50%, 08/15/39(b)	50,840,000	53,397,759
4.63%, 02/15/40(b)	136,162,000	145,841,758
4.75%, 02/15/41(b)	64,050,000	69,932,986
6.25%, 05/15/30(b)	32,708,000	43,146,756
7.50%, 11/15/16(b)	230,251,000	298,453,653
7.63%, 02/15/25(b)	117,115,000	169,540,368
8.13%, 08/15/19(b)	165,098,000	232,961,526
8.75%, 05/15/17(b)	1,320,000	1,824,346
U.S. Treasury Notes
0.38%, 10/31/12	260,000	260,304
0.75%, 05/31/12(b)	1,550,000	1,557,998
0.75%, 09/15/13(b)	124,790,000	125,365,271
1.13%, 06/15/13	76,600,000	77,617,250
1.25%, 09/30/15	20,260,000	20,146,140
1.38%, 02/15/13(b)	47,470,000	48,280,317
1.38%, 03/15/13	300,000	305,238
1.38%, 05/15/13(b)	86,762,000	88,337,600
1.75%, 08/15/12(b)	167,073,000	170,081,990
1.75%, 04/15/13(b)	9,204,000	9,432,259
1.88%, 10/31/17(b)	117,810,000	115,485,609
2.00%, 04/30/16	2,000,000	2,032,880
2.13%, 05/31/15	22,210,000	22,989,794
2.38%, 09/30/14(b)	135,666,000	142,101,999
2.38%, 02/28/15	31,732,000	33,201,188
2.50%, 03/31/15(b)	94,377,000	99,176,077
2.50%, 06/30/17	1,320,000	1,352,261
2.63%, 12/31/14(b)	51,702,000	54,590,077
2.63%, 04/30/18	50,000,000	50,883,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2011

2.63%, 08/15/20(b)	12,690,000	12,370,339
3.00%, 08/31/16(b)	97,800,000	103,880,229
3.13%, 08/31/13(b)	257,140,000	272,105,548
3.13%, 01/31/17	51,762,000	55,103,238
3.13%, 05/15/21	5,400,000	5,434,182
3.38%, 07/31/13(b)	209,458,000	222,565,873
3.50%, 05/15/20(b)	46,260,000	48,628,513
3.63%, 02/15/20	273,549,000	291,310,526
3.63%, 02/15/21	16,403,000	17,250,051
4.25%, 08/15/15(b)	39,820,000	44,624,685
4.75%, 05/15/14(b)	388,692,000	434,025,187
8.88%, 08/15/17(b)	16,890,000	23,634,516

		3,666,926,832

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $7,829,507,244)		8,054,785,019

Security	Shares	Value

SHORT-TERM INVESTMENTS—27.51%

MONEY MARKET FUNDS—27.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(g)(h)	2,413,568,823	2,413,568,823
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(g)(h)	704,329,559	704,329,559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(g)	100,000	100,000

		3,117,998,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,117,998,382)		3,117,998,382

TOTAL INVESTMENTS IN SECURITIES—126.40%
(Cost: $13,870,028,734)		14,325,726,755
Other Assets, Less Liabilities—(26.40)%		(2,991,818,319)

NET ASSETS—100.00%		$11,333,908,436

BAB	- Build America Bonds
FDIC	- Federal Deposit Insurance Corp.
GO	- General Obligation
RB	- Revenue Bond

Insured by:
AGM	- Assured Guaranty Municipal Corp.

(a)	Variable rate security. Rate shown is as of report date.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	To-be-announced (TBA). See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—87.98%

ADVERTISING—0.02%
Omnicom Group Inc.
4.45%, 08/15/20	$200,000	$199,978

		199,978
AEROSPACE & DEFENSE—1.23%
Boeing Co. (The)
3.50%, 02/15/15	300,000	319,101
4.88%, 02/15/20	550,000	601,952
5.00%, 03/15/14	900,000	992,894
5.88%, 02/15/40	250,000	278,803
6.88%, 03/15/39	150,000	188,382
General Dynamics Corp.
4.25%, 05/15/13	840,000	897,360
Goodrich Corp.
6.80%, 07/01/36	250,000	298,341
L-3 Communications Corp.
4.95%, 02/15/21	550,000	571,412
5.20%, 10/15/19	300,000	319,872
Lockheed Martin Corp.
4.25%, 11/15/19	300,000	310,324
6.15%, 09/01/36	618,000	699,458
Northrop Grumman Corp.
3.50%, 03/15/21	750,000	716,865
5.05%, 08/01/19	500,000	543,479
Raytheon Co.
3.13%, 10/15/20	250,000	236,400
4.88%, 10/15/40	250,000	236,910
6.40%, 12/15/18	150,000	176,422
Rockwell Collins Inc.
5.25%, 07/15/19	100,000	111,150
United Technologies Corp.
4.50%, 04/15/20	750,000	799,636
4.88%, 05/01/15	600,000	673,125
5.70%, 04/15/40	350,000	385,757
6.05%, 06/01/36	285,000	327,201
6.13%, 02/01/19	800,000	940,056

		10,624,900
AGRICULTURE—1.16%
Altria Group Inc.
4.13%, 09/11/15	200,000	212,695
4.75%, 05/05/21	500,000	507,076
9.25%, 08/06/19	950,000	1,251,996
9.70%, 11/10/18	1,600,000	2,139,068
10.20%, 02/06/39	150,000	223,321
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	176,880
5.45%, 03/15/18	580,000	656,366
5.77%, 03/01/41	500,000	538,121
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350,000	363,732
8.50%, 06/15/19	100,000	122,779

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Lorillard Tobacco Co.
6.88%, 05/01/20	500,000	557,211
Philip Morris International Inc.
2.50%, 05/16/16	300,000	302,814
4.88%, 05/16/13	600,000	645,866
5.65%, 05/16/18	800,000	910,655
6.38%, 05/16/38	500,000	578,609
Reynolds American Inc.
6.75%, 06/15/17	580,000	675,329
7.25%, 06/15/37	114,000	125,346

		9,987,864
AIRLINES—0.21%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22(a)	50,000	48,875
Continental Airlines Inc. Series 2007-1 Class A
5.98%, 04/19/22	236,754	245,041
Continental Airlines Inc. Series 2009-2 Class A
7.25%, 05/10/21	475,958	516,415
Delta Air Lines Inc. Series 2009-1 Class A
7.75%, 06/17/21	244,052	267,847
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19(a)	98,568	98,814
Southwest Airlines Co.
5.25%, 10/01/14	600,000	646,974

		1,823,966
AUTO MANUFACTURERS—0.17%
Daimler Finance North America LLC
6.50%, 11/15/13	546,000	608,949
8.50%, 01/18/31	600,000	827,414

		1,436,363
AUTO PARTS & EQUIPMENT—0.11%
BorgWarner Inc.
4.63%, 09/15/20	100,000	101,689
Johnson Controls Inc.
4.25%, 03/01/21	350,000	354,980
5.00%, 03/30/20	250,000	269,383
5.70%, 03/01/41	200,000	207,132

		933,184
BANKS—13.26%
Abbey National Capital Trust I
8.96%, 06/30/30(b)	250,000	277,500
Abbey National Treasury Services PLC
4.00%, 04/27/16	500,000	501,785
American Express Bank FSB
5.50%, 04/16/13	1,700,000	1,826,319
BAC Capital Trust XI
6.63%, 05/23/36	750,000	750,000
Bank of America Corp.
3.70%, 09/01/15(a)	1,200,000	1,238,640
4.50%, 04/01/15	2,300,000	2,442,086
4.88%, 01/15/13	570,000	601,021
5.25%, 12/01/15	700,000	753,960
5.42%, 03/15/17	700,000	732,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

5.63%, 07/01/20	1,000,000	1,048,807
5.65%, 05/01/18	800,000	851,653
5.75%, 12/01/17	250,000	271,272
5.88%, 01/05/21	500,000	532,962
6.50%, 08/01/16	1,750,000	2,001,527
7.38%, 05/15/14	1,050,000	1,198,376
7.63%, 06/01/19	300,000	353,556
Bank of America N.A.
6.00%, 10/15/36	426,000	425,673
Bank of Montreal
1.75%, 04/29/14	300,000	302,782
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	1,250,000	1,353,696
4.95%, 11/01/12	1,530,000	1,615,530
5.45%, 05/15/19(a)	200,000	222,025
Bank of Nova Scotia
2.25%, 01/22/13	750,000	768,358
3.40%, 01/22/15	1,350,000	1,421,459
4.38%, 01/13/21	150,000	154,682
Barclays Bank PLC
2.50%, 01/23/13	1,100,000	1,124,898
5.00%, 09/22/16	350,000	377,703
5.13%, 01/08/20	350,000	361,644
5.14%, 10/14/20	250,000	243,986
5.20%, 07/10/14	450,000	492,415
5.45%, 09/12/12	500,000	529,643
6.75%, 05/22/19	750,000	864,698
BB&T Capital Trust II
6.75%, 06/07/36	228,000	233,700
BB&T Corp.
2.05%, 04/28/14	500,000	505,318
3.85%, 07/27/12	500,000	516,815
6.85%, 04/30/19	900,000	1,065,744
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	500,000	499,667
BNP Paribas SA
3.25%, 03/11/15	1,250,000	1,288,646
5.00%, 01/15/21	500,000	510,288
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	200,000	201,046
2.35%, 12/11/15	300,000	299,249
Charter One Bank N.A.
6.38%, 05/15/12(a)	250,000	258,085
Citigroup Inc.
5.38%, 08/09/20(a)	1,750,000	1,837,109
Comerica Bank
5.75%, 11/21/16	1,000,000	1,138,439
Credit Suisse
5.40%, 01/14/20	800,000	833,473
Credit Suisse New York
3.50%, 03/23/15	300,000	312,626
4.38%, 08/05/20	1,000,000	1,011,591
5.00%, 05/15/13	1,877,000	2,010,026
5.30%, 08/13/19	250,000	273,417
5.50%, 05/01/14	900,000	994,908

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Deutsche Bank AG London
3.45%, 03/30/15	1,000,000	1,038,610
4.88%, 05/20/13	1,516,000	1,616,852
5.38%, 10/12/12	570,000	603,556
6.00%, 09/01/17	450,000	510,242
Discover Bank
7.00%, 04/15/20	550,000	621,663
Export-Import Bank of Korea (The)
5.13%, 06/29/20	1,000,000	1,032,518
8.13%, 01/21/14	800,000	918,932
Fifth Third Bancorp
3.63%, 01/25/16	500,000	512,611
6.25%, 05/01/13	750,000	814,565
8.25%, 03/01/38	350,000	424,311
First Horizon National Corp.
5.38%, 12/15/15	250,000	268,549
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,305,000	1,385,012
4.88%, 08/24/20	250,000	250,430
HSBC Holdings PLC
5.10%, 04/05/21	300,000	311,253
6.50%, 05/02/36	800,000	840,113
6.50%, 09/15/37	649,000	682,248
6.80%, 06/01/38	500,000	545,678
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,100,000	1,235,767
KeyCorp
3.75%, 08/13/15	600,000	621,488
5.10%, 03/24/21	300,000	309,311
6.50%, 05/14/13	700,000	766,500
KfW
1.25%, 10/26/15	1,500,000	1,474,781
1.38%, 07/15/13	500,000	507,678
1.88%, 01/14/13	1,500,000	1,534,293
2.00%, 01/17/12(a)	2,750,000	2,779,502
2.63%, 03/03/15(a)	1,500,000	1,570,207
2.63%, 02/16/16	1,000,000	1,038,650
2.75%, 09/08/20	1,000,000	966,094
3.25%, 03/15/13	1,661,000	1,741,229
3.50%, 03/10/14	1,200,000	1,284,201
4.00%, 01/27/20	400,000	427,270
4.50%, 07/16/18	1,050,000	1,174,536
4.88%, 01/17/17	500,000	570,459
4.88%, 06/17/19	1,800,000	2,054,224
5.13%, 03/14/16	1,710,000	1,969,166
Landwirtschaftliche Rentenbank
2.38%, 09/13/17(a)	1,000,000	992,794
3.25%, 03/15/13	1,150,000	1,204,284
4.13%, 07/15/13	1,000,000	1,071,393
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570,000	650,344
Lloyds TSB Bank PLC
4.88%, 01/21/16	450,000	467,686
6.38%, 01/21/21	600,000	634,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

National City Corp.
4.90%, 01/15/15	228,000	248,994
6.88%, 05/15/19	800,000	928,723
Northern Trust Corp.
5.50%, 08/15/13	600,000	659,204
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,000,000	1,011,471
4.50%, 03/09/15	150,000	166,438
5.00%, 04/25/17	1,050,000	1,198,863
PNC Funding Corp.
3.63%, 02/08/15(c)	500,000	524,384
4.25%, 09/21/15(c)	200,000	214,293
5.13%, 02/08/20(c)	1,000,000	1,077,951
Rabobank Nederland
1.85%, 01/10/14	500,000	506,338
4.50%, 01/11/21	500,000	520,551
Royal Bank of Canada
2.10%, 07/29/13	750,000	769,757
Royal Bank of Scotland Group PLC
3.25%, 01/11/14(a)	250,000	255,193
3.40%, 08/23/13	500,000	513,879
4.38%, 03/16/16	300,000	305,651
5.00%, 10/01/14	390,000	396,269
5.63%, 08/24/20	750,000	770,263
6.13%, 01/11/21	300,000	315,417
6.40%, 10/21/19	600,000	635,828
Sovereign Bank
8.75%, 05/30/18	250,000	291,915
State Street Corp.
2.88%, 03/07/16	200,000	204,354
4.30%, 05/30/14	200,000	216,822
4.38%, 03/07/21	600,000	616,512
4.96%, 03/15/18	200,000	209,096
SunTrust Banks Inc.
3.60%, 04/15/16	150,000	153,438
5.00%, 09/01/15	77,000	83,135
SunTrust Capital VIII
6.10%, 12/15/36(b)	250,000	246,250
Swedish Export Credit Corp.
3.25%, 09/16/14	500,000	530,283
U.S. Bancorp
1.38%, 09/13/13	500,000	501,774
2.45%, 07/27/15	1,000,000	1,010,315
2.88%, 11/20/14(a)	400,000	416,820
4.13%, 05/24/21	200,000	201,209
UBS AG Stamford
2.25%, 08/12/13	750,000	763,466
4.88%, 08/04/20	500,000	522,710
5.75%, 04/25/18	1,250,000	1,388,613
5.88%, 12/20/17	800,000	903,457
UBS AG Stamford Series 10
5.88%, 07/15/16	600,000	657,759
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(a)(b)	250,000	250,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Union Bank of California N.A.
5.95%, 05/11/16	600,000	657,959
US Bank N.A.
4.80%, 04/15/15	640,000	696,739
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	570,000	616,327
5.60%, 03/15/16	500,000	553,129
5.85%, 02/01/37	500,000	521,384
6.60%, 01/15/38	1,250,000	1,430,310
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	1,150,000	1,240,743
5.63%, 10/15/16	1,100,000	1,228,439
5.75%, 02/01/18	750,000	842,383
Wells Fargo & Co.
3.68%, 06/15/16	500,000	520,722
4.38%, 01/31/13	1,188,000	1,251,619
5.13%, 09/15/16	1,075,000	1,181,015
5.63%, 12/11/17	1,250,000	1,408,570
Wells Fargo Bank N.A.
4.75%, 02/09/15	750,000	808,027
Westpac Banking Corp.
2.10%, 08/02/13	500,000	508,022
2.25%, 11/19/12	300,000	305,946
3.00%, 08/04/15	1,000,000	1,016,159
4.20%, 02/27/15	250,000	266,560
4.88%, 11/19/19(a)	300,000	315,376

		114,411,683
BEVERAGES—1.80%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	1,080,000	1,209,985
6.45%, 09/01/37	228,000	265,445
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	450,000	483,757
4.38%, 02/15/21	75,000	76,931
5.38%, 11/15/14	900,000	1,004,961
5.38%, 01/15/20	250,000	276,950
6.38%, 01/15/40	750,000	864,935
7.20%, 01/15/14	1,000,000	1,143,399
7.75%, 01/15/19	250,000	318,595
8.20%, 01/15/39	350,000	493,351
Bottling Group LLC
6.95%, 03/15/14	1,000,000	1,159,210
Brown-Forman Corp.
2.50%, 01/15/16	300,000	304,080
Coca-Cola Co. (The)
3.15%, 11/15/20	500,000	484,023
3.63%, 03/15/14	1,200,000	1,280,467
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	250,000	242,247
4.50%, 09/01/21	200,000	207,123
7.38%, 03/03/14	350,000	408,154
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,298,644
5.88%, 09/30/36	228,000	252,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250,000	253,803
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	285,000	362,282
PepsiCo Inc.
2.50%, 05/10/16	100,000	101,544
3.10%, 01/15/15	300,000	315,896
3.75%, 03/01/14	750,000	802,131
5.15%, 05/15/12	250,000	261,396
5.50%, 01/15/40	250,000	266,708
7.90%, 11/01/18	1,100,000	1,417,813

		15,556,600
BIOTECHNOLOGY—0.32%
Amgen Inc.
5.75%, 03/15/40	500,000	530,284
5.85%, 06/01/17	775,000	895,064
6.38%, 06/01/37	500,000	567,286
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100,000	102,097
Celgene Corp.
3.95%, 10/15/20	200,000	195,383
Genentech Inc.
5.25%, 07/15/35	137,000	140,108
Gilead Sciences Inc.
4.50%, 04/01/21	200,000	204,286
Life Technologies Corp.
5.00%, 01/15/21	150,000	155,193

		2,789,701
BUILDING MATERIALS—0.27%
CRH America Inc.
5.30%, 10/15/13	570,000	611,064
6.00%, 09/30/16	494,000	547,006
Lafarge SA
6.50%, 07/15/16	500,000	547,209
7.13%, 07/15/36	125,000	127,041
Owens Corning Inc.
6.50%, 12/01/16	450,000	501,794

		2,334,114
CHEMICALS—1.31%
Agrium Inc.
6.75%, 01/15/19	250,000	295,299
Air Products & Chemicals Inc.
4.38%, 08/21/19(a)	150,000	157,650
Albemarle Corp.
4.50%, 12/15/20	200,000	203,089
Dow Chemical Co. (The)
5.90%, 02/15/15	500,000	563,783
6.00%, 10/01/12	527,000	562,412
7.60%, 05/15/14	600,000	699,276
8.55%, 05/15/19	600,000	779,644
9.40%, 05/15/39	750,000	1,159,812
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	500,000	509,339

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

4.63%, 01/15/20	750,000	796,763
5.25%, 12/15/16	228,000	258,744
5.88%, 01/15/14	102,000	113,822
6.00%, 07/15/18	779,000	903,421
Eastman Chemical Co.
5.50%, 11/15/19	600,000	652,764
Lubrizol Corp.
8.88%, 02/01/19	250,000	328,783
Monsanto Co.
2.75%, 04/15/16	150,000	153,520
5.88%, 04/15/38	150,000	169,150
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	150,000	151,240
5.25%, 05/15/14	250,000	275,905
5.63%, 12/01/40	500,000	516,862
6.50%, 05/15/19	250,000	295,198
PPG Industries Inc.
1.90%, 01/15/16	100,000	97,016
3.60%, 11/15/20	100,000	97,640
6.65%, 03/15/18	150,000	178,315
Praxair Inc.
2.13%, 06/14/13	450,000	460,942
4.05%, 03/15/21	200,000	204,856
4.63%, 03/30/15	500,000	551,292
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125,000	131,209
Sigma-Aldrich Corp.
3.38%, 11/01/20	50,000	48,135

		11,315,881
COMMERCIAL SERVICES—0.36%
Emory University
5.63%, 09/01/19	250,000	286,406
Equifax Inc.
6.30%, 07/01/17	100,000	110,666
Johns Hopkins University
5.25%, 07/01/19	250,000	281,113
McKesson Corp.
5.70%, 03/01/17	171,000	194,835
Moody’s Corp.
5.50%, 09/01/20(a)	100,000	104,407
Princeton University Series A
4.95%, 03/01/19	250,000	277,620
SAIC Inc.
4.45%, 12/01/20(d)	200,000	206,246
Stanford University
4.75%, 05/01/19	159,000	174,587
Vanderbilt University
5.25%, 04/01/19	250,000	280,634
Western Union Co. (The)
5.25%, 04/01/20	160,000	170,485
5.93%, 10/01/16	650,000	738,433
Yale University
2.90%, 10/15/14	250,000	262,700

		3,088,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

COMPUTERS—1.22%
Computer Sciences Corp.
6.50%, 03/15/18	600,000	662,076
Dell Inc.
2.30%, 09/10/15(a)	300,000	300,134
4.70%, 04/15/13	600,000	640,064
5.40%, 09/10/40	100,000	97,054
5.88%, 06/15/19	200,000	224,818
Hewlett-Packard Co.
1.25%, 09/13/13	250,000	250,748
2.65%, 06/01/16	400,000	402,829
3.75%, 12/01/20	350,000	340,961
4.30%, 06/01/21	200,000	202,260
4.75%, 06/02/14	500,000	547,947
6.13%, 03/01/14	1,600,000	1,802,120
International Business Machines Corp.
1.00%, 08/05/13	200,000	200,358
2.10%, 05/06/13	1,025,000	1,051,136
4.75%, 11/29/12	741,000	787,064
5.60%, 11/30/39	1,295,000	1,400,900
5.70%, 09/14/17	784,000	907,397
7.63%, 10/15/18	570,000	723,682

		10,541,548
COSMETICS & PERSONAL CARE—0.43%
Avon Products Inc.
6.50%, 03/01/19	600,000	699,038
Colgate-Palmolive Co.
2.95%, 11/01/20	250,000	240,982
Procter & Gamble Co. (The)
1.38%, 08/01/12	500,000	505,628
3.50%, 02/15/15	800,000	853,313
4.70%, 02/15/19	750,000	834,341
5.55%, 03/05/37	528,000	589,903

		3,723,205
DISTRIBUTION & WHOLESALE—0.02%
Ingram Micro Inc.
5.25%, 09/01/17	150,000	156,154

		156,154
DIVERSIFIED FINANCIAL SERVICES—14.44%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900,000	971,468
Alterra Finance LLC
6.25%, 09/30/20	100,000	103,557
American Express Co.
6.80%, 09/01/16(b)	228,000	239,970
7.00%, 03/19/18	756,000	899,683
8.13%, 05/20/19	250,000	319,764
8.15%, 03/19/38	500,000	693,031
American Express Credit Corp. Series C
7.30%, 08/20/13	1,000,000	1,122,206
American Express Credit Corp. Series D
2.75%, 09/15/15	1,000,000	1,006,490
5.13%, 08/25/14	450,000	494,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Ameriprise Financial Inc.
5.65%, 11/15/15	600,000	676,821
Associates Corp. of North America
6.95%, 11/01/18	855,000	985,773
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	634,547
6.95%, 08/10/12	1,600,000	1,715,114
7.25%, 02/01/18	750,000	891,315
Boeing Capital Corp.
4.70%, 10/27/19	250,000	270,716
BP Capital Markets PLC
3.13%, 10/01/15	850,000	871,368
3.63%, 05/08/14	400,000	420,858
3.88%, 03/10/15	500,000	528,145
4.50%, 10/01/20	300,000	306,394
4.75%, 03/10/19	250,000	264,625
5.25%, 11/07/13	600,000	651,503
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850,000	1,086,243
Capital One Capital III
7.69%, 08/15/36	500,000	513,750
Capital One Capital V
10.25%, 08/15/39	250,000	268,750
Capital One Financial Corp.
6.75%, 09/15/17	250,000	295,668
7.38%, 05/23/14	250,000	291,234
Caterpillar Financial Services Corp.
2.00%, 04/05/13	750,000	762,055
6.13%, 02/17/14	1,030,000	1,165,677
7.15%, 02/15/19	650,000	808,946
Charles Schwab Corp. (The)
4.95%, 06/01/14	600,000	662,857
Citigroup Inc.
4.75%, 05/19/15	250,000	268,290
5.00%, 09/15/14	1,600,000	1,693,077
5.30%, 10/17/12	750,000	791,175
5.50%, 04/11/13	1,647,000	1,765,331
6.00%, 12/13/13(a)	1,000,000	1,095,285
6.00%, 08/15/17	750,000	829,983
6.00%, 10/31/33	855,000	844,032
6.13%, 11/21/17	750,000	836,074
6.13%, 05/15/18	500,000	555,910
6.50%, 08/19/13	1,000,000	1,096,674
6.88%, 03/05/38	250,000	287,954
8.13%, 07/15/39	600,000	781,572
8.50%, 05/22/19	2,250,000	2,821,574
CME Group Inc.
5.40%, 08/01/13	125,000	136,287
Countrywide Financial Corp.
5.80%, 06/07/12	342,000	358,861
6.25%, 05/15/16(a)	575,000	630,227
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17(a)(b)	250,000	242,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Credit Suisse (USA) Inc.
5.38%, 03/02/16	969,000	1,086,671
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	150,000	183,323
Eksportfinans A/S
2.00%, 09/15/15	1,000,000	1,004,417
3.00%, 11/17/14	500,000	525,088
General Electric Capital Corp.
1.88%, 09/16/13	500,000	504,579
2.10%, 01/07/14	300,000	304,467
4.63%, 01/07/21	2,000,000	2,030,044
4.88%, 03/04/15(a)	1,050,000	1,153,196
5.00%, 01/08/16(a)	1,710,000	1,868,374
5.25%, 10/19/12	1,633,000	1,731,198
5.40%, 02/15/17(a)	750,000	827,626
5.63%, 09/15/17	2,400,000	2,687,155
5.63%, 05/01/18	1,200,000	1,324,340
5.65%, 06/09/14(a)	1,750,000	1,937,851
5.88%, 01/14/38	1,550,000	1,600,802
6.00%, 08/07/19	125,000	141,170
6.38%, 11/15/67(b)	400,000	416,000
6.75%, 03/15/32	1,267,000	1,452,119
6.88%, 01/10/39	850,000	993,942
General Electric Capital Corp. Series A
6.00%, 06/15/12	500,000	528,530
Goldman Sachs Capital II
5.79%, 06/01/12(b)	300,000	249,000
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	650,000	650,754
3.70%, 08/01/15	750,000	763,395
5.00%, 10/01/14	867,000	939,538
5.25%, 10/15/13	1,112,000	1,194,579
5.35%, 01/15/16	1,250,000	1,345,150
5.38%, 03/15/20	500,000	514,215
5.45%, 11/01/12	414,000	439,141
5.63%, 01/15/17	1,250,000	1,332,637
5.95%, 01/18/18	1,200,000	1,300,822
5.95%, 01/15/27	570,000	558,316
6.00%, 05/01/14	1,100,000	1,211,747
6.00%, 06/15/20	250,000	267,609
6.13%, 02/15/33	250,000	254,492
6.15%, 04/01/18	1,756,000	1,913,846
6.25%, 02/01/41	350,000	352,072
6.35%, 02/15/34	570,000	546,152
6.75%, 10/01/37	1,350,000	1,365,622
7.50%, 02/15/19	1,050,000	1,226,972
HSBC Finance Corp.
5.00%, 06/30/15	600,000	656,892
6.68%, 01/15/21(d)	1,314,000	1,407,732
7.00%, 05/15/12	1,165,000	1,235,157
Jefferies Group Inc.
3.88%, 11/09/15	200,000	204,804
5.13%, 04/13/18	200,000	204,591
6.45%, 06/08/27	250,000	253,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

8.50%, 07/15/19	250,000	298,562
John Deere Capital Corp.
1.60%, 03/03/14	500,000	506,443
2.95%, 03/09/15(a)	400,000	418,957
JPMorgan Chase & Co.
2.60%, 01/15/16	250,000	247,425
3.45%, 03/01/16	500,000	511,241
4.25%, 10/15/20	1,500,000	1,460,249
4.40%, 07/22/20	2,000,000	1,970,222
4.63%, 05/10/21	250,000	251,466
4.75%, 05/01/13	800,000	849,454
5.13%, 09/15/14	1,150,000	1,249,499
5.50%, 10/15/40	1,000,000	1,006,441
5.75%, 01/02/13	1,539,000	1,640,697
6.00%, 01/15/18	1,169,000	1,310,951
6.30%, 04/23/19	450,000	512,894
6.40%, 05/15/38	625,000	712,682
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150,000	153,605
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	950,000	973,047
Lazard Group LLC
6.85%, 06/15/17(a)	300,000	323,938
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741,000	812,709
6.05%, 08/15/12	1,600,000	1,696,220
6.05%, 05/16/16	1,250,000	1,356,087
6.40%, 08/28/17	776,000	871,674
6.88%, 04/25/18	1,275,000	1,456,842
7.75%, 05/14/38	1,150,000	1,338,975
Morgan Stanley
2.88%, 01/24/14	350,000	357,003
4.75%, 04/01/14	2,400,000	2,524,962
5.45%, 01/09/17	450,000	476,465
5.63%, 09/23/19	250,000	260,488
5.75%, 10/18/16	1,254,000	1,379,054
5.75%, 01/25/21	1,100,000	1,147,006
5.95%, 12/28/17	750,000	818,463
6.00%, 05/13/14	2,250,000	2,469,646
6.00%, 04/28/15	1,500,000	1,659,573
6.63%, 04/01/18	832,000	932,319
7.25%, 04/01/32	350,000	425,103
7.30%, 05/13/19	1,125,000	1,292,939
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	502,500
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83,000	84,148
5.55%, 01/15/20(a)	250,000	253,389
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	825,000	1,106,366
Nomura Holdings Inc.
4.13%, 01/19/16	500,000	507,067
5.00%, 03/04/15	250,000	264,091
6.70%, 03/04/20	550,000	601,296

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

NYSE Euronext
4.80%, 06/28/13	125,000	134,016
ORIX Corp.
4.71%, 04/27/15(a)	500,000	515,646
Raymond James Financial Inc.
4.25%, 04/15/16	50,000	51,917
SLM Corp.
5.00%, 10/01/13	1,300,000	1,332,500
5.13%, 08/27/12	350,000	361,375
5.63%, 08/01/33	250,000	217,500
6.25%, 01/25/16	350,000	364,000
8.00%, 03/25/20	150,000	165,750
8.45%, 06/15/18	600,000	678,000
Svensk Exportkredit AB
5.13%, 03/01/17	621,000	705,003
TECO Finance Inc.
6.57%, 11/01/17	600,000	699,891
Toyota Motor Credit Corp.
3.20%, 06/17/15	1,000,000	1,038,149
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(b)	300,000	307,500
Wells Fargo Capital XV
9.75%, 09/26/13(a)(b)	1,250,000	1,346,875

		124,557,548
ELECTRIC—5.70%
Alabama Power Co.
3.38%, 10/01/20	500,000	485,306
4.85%, 12/15/12	250,000	265,785
6.00%, 03/01/39	500,000	565,948
Ameren Energy Generating Co.
6.30%, 04/01/20(a)	250,000	251,250
7.00%, 04/15/18(a)	250,000	261,446
Appalachian Power Co. Series Q
7.00%, 04/01/38	800,000	941,334
Arizona Public Service Co.
5.80%, 06/30/14	400,000	442,359
Carolina Power & Light Co.
5.30%, 01/15/19	500,000	561,490
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,200,000	1,369,305
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250,000	306,173
Commonwealth Edison Co.
5.80%, 03/15/18	1,080,000	1,221,866
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	550,000	578,156
6.30%, 08/15/37	548,000	637,571
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	1,080,000	1,144,049
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	466,096
7.60%, 04/01/32	500,000	600,747
Consumers Energy Co.
6.70%, 09/15/19	700,000	845,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	588,720
Dominion Resources Inc.
4.45%, 03/15/21	500,000	511,906
5.15%, 07/15/15	867,000	964,038
7.00%, 06/15/38	250,000	306,311
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,080,147
Duke Energy Carolinas LLC
3.90%, 06/15/21	400,000	405,277
6.05%, 04/15/38	500,000	568,614
Duke Energy Corp.
3.95%, 09/15/14	500,000	533,780
6.30%, 02/01/14	850,000	953,304
Duke Energy Indiana Inc.
6.35%, 08/15/38	600,000	699,287
Edison International
3.75%, 09/15/17	200,000	201,346
Energy East Corp.
6.75%, 07/15/36(a)	400,000	441,122
Entergy Arkansas Inc.
3.75%, 02/15/21	300,000	290,464
Entergy Texas Inc.
7.13%, 02/01/19	500,000	600,402
Exelon Corp.
4.90%, 06/15/15	457,000	493,611
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	471,840
6.25%, 10/01/39	500,000	523,526
FirstEnergy Corp.
7.38%, 11/15/31	570,000	661,229
FirstEnergy Solutions Corp.
6.05%, 08/15/21	500,000	547,779
6.80%, 08/15/39	500,000	539,308
Florida Power & Light Co.
5.25%, 02/01/41	250,000	255,480
5.95%, 02/01/38	475,000	533,063
5.96%, 04/01/39	600,000	675,708
Florida Power Corp.
5.65%, 04/01/40	200,000	215,701
6.40%, 06/15/38	485,000	572,517
FPL Group Capital Inc.
6.00%, 03/01/19	150,000	168,741
Georgia Power Co.
5.40%, 06/01/40	200,000	207,324
Great Plains Energy Inc.
2.75%, 08/15/13	500,000	505,160
4.85%, 06/01/21	50,000	50,788
Indiana Michigan Power Co.
7.00%, 03/15/19	600,000	710,544
Integrys Energy Group Inc.
4.17%, 11/01/20	100,000	97,481
Interstate Power & Light Co.
6.25%, 07/15/39	100,000	113,716

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Kentucky Utilities Co.
1.63%, 11/01/15(d)	50,000	48,923
5.13%, 11/01/40(d)	500,000	497,698
LG&E and KU Energy LLC
2.13%, 11/15/15(d)	200,000	195,131
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	750,000	854,143
5.88%, 10/01/12	1,000,000	1,064,868
6.13%, 04/01/36	1,138,000	1,240,897
6.50%, 09/15/37	600,000	691,552
National Grid PLC
6.30%, 08/01/16	150,000	173,221
Nevada Power Co.
6.65%, 04/01/36	250,000	294,148
Nisource Finance Corp.
6.40%, 03/15/18	800,000	910,522
Oglethorpe Power Corp.
5.38%, 11/01/40	200,000	199,103
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	400,000	400,891
Oncor Electric Delivery Co.
5.95%, 09/01/13	500,000	544,764
6.80%, 09/01/18	150,000	176,704
7.00%, 09/01/22	585,000	701,429
Pacific Gas & Electric Co.
4.80%, 03/01/14	788,000	859,488
5.40%, 01/15/40	400,000	399,668
6.05%, 03/01/34	450,000	489,541
6.25%, 03/01/39(a)	550,000	618,906
8.25%, 10/15/18	250,000	325,600
PacifiCorp
3.85%, 06/15/21	200,000	201,972
Portland General Electric Co.
6.10%, 04/15/19	200,000	232,502
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	307,935
Progress Energy Inc.
4.40%, 01/15/21	200,000	205,514
7.75%, 03/01/31	500,000	641,184
PSEG Power LLC
2.50%, 04/15/13	250,000	254,984
6.95%, 06/01/12	450,000	477,431
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	519,026
Public Service Co. of Oklahoma
4.40%, 02/01/21	200,000	203,128
Public Service Electric and Gas Co.
5.50%, 03/01/40	500,000	529,541
Public Service Electric and Gas Co. Series D
5.70%, 12/01/36	250,000	271,070
Puget Sound Energy Inc.
5.76%, 10/01/39	250,000	262,657
5.76%, 07/15/40	250,000	266,894

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

San Diego Gas & Electric Co.
6.00%, 06/01/39(a)	200,000	229,790
SCANA Corp.
4.75%, 05/15/21	350,000	356,930
Sierra Pacific Power Co.
5.45%, 09/01/13	150,000	163,173
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250,000	280,223
Southern California Edison Co.
5.50%, 08/15/18	150,000	171,511
5.75%, 04/01/35	600,000	652,935
6.00%, 01/15/34	457,000	511,456
Southern Co.
2.38%, 09/15/15	200,000	199,886
Southern Power Co. Series B
6.25%, 07/15/12	850,000	900,486
TransAlta Corp.
4.75%, 01/15/15	750,000	803,000
UIL Holdings Corp.
4.63%, 10/01/20	100,000	97,583
Union Electric Co.
6.70%, 02/01/19	250,000	295,973
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	1,050,409
8.88%, 11/15/38	150,000	225,477
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	300,000	336,031
Wisconsin Electric Power Co.
4.25%, 12/15/19	450,000	469,627
Xcel Energy Inc.
6.50%, 07/01/36	800,000	913,441

		49,151,946
ELECTRICAL COMPONENTS & EQUIPMENT—0.09%
Emerson Electric Co.
5.00%, 04/15/19	700,000	764,092

		764,092
ELECTRONICS—0.34%
Agilent Technologies Inc.
5.00%, 07/15/20	500,000	528,838
Arrow Electronics Inc.
3.38%, 11/01/15	250,000	249,857
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	915,475
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275,000	281,214
3.20%, 03/01/16	300,000	309,905
4.50%, 03/01/21	650,000	678,619

		2,963,908
ENTERTAINMENT—0.02%
International Game Technology
7.50%, 06/15/19	150,000	174,024

		174,024

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

ENVIRONMENTAL CONTROL—0.30%
Allied Waste North America Inc.
6.88%, 06/01/17	400,000	434,500
Republic Services Inc.
6.20%, 03/01/40	500,000	534,699
Waste Management Inc.
6.10%, 03/15/18	250,000	287,320
6.13%, 11/30/39	250,000	269,506
6.38%, 03/11/15	500,000	576,657
7.00%, 07/15/28	114,000	134,553
7.38%, 03/11/19	250,000	305,888

		2,543,123
FOOD—1.88%
Campbell Soup Co.
3.05%, 07/15/17(a)	500,000	513,261
ConAgra Foods Inc.
7.00%, 04/15/19	700,000	809,823
Corn Products International Inc.
4.63%, 11/01/20	150,000	153,147
Delhaize Group
6.50%, 06/15/17(a)	450,000	519,237
General Mills Inc.
5.65%, 02/15/19	1,350,000	1,529,787
H.J. Heinz Co.
5.35%, 07/15/13	250,000	272,186
Hershey Co. (The)
4.13%, 12/01/20	100,000	102,968
Kellogg Co.
5.13%, 12/03/12	950,000	1,010,970
Kellogg Co. Series B
7.45%, 04/01/31	342,000	440,233
Kraft Foods Inc.
4.13%, 02/09/16	400,000	425,503
5.38%, 02/10/20	1,350,000	1,474,635
6.00%, 02/11/13	570,000	616,782
6.13%, 02/01/18	1,140,000	1,309,147
6.13%, 08/23/18	900,000	1,033,516
6.50%, 02/09/40	750,000	842,799
Kroger Co. (The)
5.40%, 07/15/40	250,000	249,064
5.50%, 02/01/13	285,000	305,222
7.50%, 01/15/14	300,000	344,235
7.50%, 04/01/31	350,000	432,126
Ralcorp Holdings Inc.
4.95%, 08/15/20	100,000	103,349
Safeway Inc.
3.95%, 08/15/20(a)	800,000	787,782
5.80%, 08/15/12	1,035,000	1,093,507
Sara Lee Corp.
6.13%, 11/01/32	500,000	480,946
Sysco Corp.
6.63%, 03/17/39	100,000	124,161

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Tyson Foods Inc.
10.50%, 03/01/14	250,000	301,250
Unilever Capital Corp.
2.75%, 02/10/16	300,000	308,547
4.25%, 02/10/21	250,000	261,295
5.90%, 11/15/32	342,000	386,824

		16,232,302
FOREST PRODUCTS & PAPER—0.21%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100,000	113,257
International Paper Co.
7.50%, 08/15/21(a)	400,000	482,675
7.95%, 06/15/18	347,000	423,198
9.38%, 05/15/19(a)	600,000	784,344

		1,803,474
GAS—0.32%
AGL Capital Corp.
5.25%, 08/15/19	200,000	215,145
5.88%, 03/15/41	200,000	207,753
Atmos Energy Corp.
8.50%, 03/15/19	300,000	380,324
Questar Corp.
2.75%, 02/01/16	50,000	50,571
Sempra Energy
2.00%, 03/15/14	250,000	250,853
6.00%, 10/15/39	500,000	539,045
9.80%, 02/15/19(a)	800,000	1,070,281

		2,713,972
HAND & MACHINE TOOLS—0.04%
Black & Decker Corp. (The)
8.95%, 04/15/14	250,000	296,528

		296,528
HEALTH CARE - PRODUCTS—0.84%
Baxter International Inc.
5.38%, 06/01/18	900,000	1,015,837
Becton, Dickinson and Co.
3.25%, 11/12/20	200,000	192,557
CareFusion Corp.
5.13%, 08/01/14	400,000	439,407
Covidien International Finance SA
6.00%, 10/15/17	700,000	817,919
CR Bard Inc.
2.88%, 01/15/16	100,000	102,689
Hospira Inc.
6.05%, 03/30/17	350,000	397,501
Johnson & Johnson
5.15%, 08/15/12	570,000	602,763
5.15%, 07/15/18	1,000,000	1,136,874
5.55%, 08/15/17	100,000	116,560
5.95%, 08/15/37	580,000	668,785
Medtronic Inc.
3.00%, 03/15/15	500,000	520,778
5.55%, 03/15/40	500,000	537,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

5.60%, 03/15/19	250,000	284,582
St. Jude Medical Inc.
2.50%, 01/15/16	100,000	100,920
3.75%, 07/15/14	300,000	319,624

		7,254,060
HEALTH CARE - SERVICES—0.97%
Aetna Inc.
3.95%, 09/01/20	100,000	99,836
4.13%, 06/01/21	400,000	400,131
6.63%, 06/15/36	550,000	630,667
CIGNA Corp.
4.38%, 12/15/20	150,000	152,035
4.50%, 03/15/21	200,000	202,346
5.13%, 06/15/20	1,000,000	1,068,906
Humana Inc.
7.20%, 06/15/18	250,000	291,140
Laboratory Corp. of America Holdings
3.13%, 05/15/16	250,000	254,911
Quest Diagnostics Inc.
4.70%, 04/01/21	200,000	206,336
6.95%, 07/01/37	250,000	282,704
UnitedHealth Group Inc.
4.70%, 02/15/21	200,000	209,181
4.88%, 04/01/13	600,000	637,634
5.38%, 03/15/16	250,000	278,788
5.80%, 03/15/36	274,000	282,941
6.00%, 02/15/18	841,000	960,211
6.88%, 02/15/38	300,000	352,396
WellPoint Inc.
4.35%, 08/15/20	200,000	205,636
5.25%, 01/15/16	500,000	559,919
6.38%, 06/15/37	650,000	722,866
WellPoint Inc./Anthem Inc.
6.80%, 08/01/12	500,000	532,533

		8,331,117
HOME BUILDERS—0.03%
Toll Brothers Finance Corp.
8.91%, 10/15/17(a)	250,000	293,750

		293,750
HOUSEHOLD PRODUCTS & WARES—0.20%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50,000	50,761
Clorox Co.
5.45%, 10/15/12	200,000	211,908
Fortune Brands Inc.
5.38%, 01/15/16	250,000	271,072
Kimberly-Clark Corp.
6.13%, 08/01/17	250,000	296,945
6.63%, 08/01/37	550,000	683,792
Tupperware Brands Corp.
4.75%, 06/01/21	200,000	198,900

		1,713,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

HOUSEWARES—0.04%
Newell Rubbermaid Inc.
4.70%, 08/15/20	100,000	101,860
5.50%, 04/15/13	250,000	267,827

		369,687
INSURANCE—3.47%
ACE INA Holdings Inc.
5.88%, 06/15/14	250,000	280,993
5.90%, 06/15/19(a)	350,000	399,180
Aegon NV
4.75%, 06/01/13	550,000	579,878
Aflac Inc.
6.45%, 08/15/40	150,000	154,493
8.50%, 05/15/19(a)	250,000	307,758
Alleghany Corp.
5.63%, 09/15/20	100,000	103,832
Allstate Corp. (The)
5.55%, 05/09/35	920,000	922,963
American International Group Inc.
3.65%, 01/15/14	350,000	359,034
5.05%, 10/01/15	800,000	839,938
5.85%, 01/16/18	684,000	728,267
6.40%, 12/15/20	350,000	382,619
8.18%, 05/15/68(b)	1,000,000	1,100,000
8.25%, 08/15/18	1,050,000	1,243,709
AON Corp.
5.00%, 09/30/20	250,000	259,411
6.25%, 09/30/40	500,000	534,793
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100,000	104,419
AXA SA
8.60%, 12/15/30	400,000	491,910
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000,000	1,047,663
4.00%, 04/15/12	500,000	515,441
5.40%, 05/15/18(a)	765,000	856,505
5.75%, 01/15/40	250,000	269,352
Chubb Corp. (The)
5.75%, 05/15/18	800,000	904,952
6.50%, 05/15/38	250,000	288,599
CNA Financial Corp.
5.88%, 08/15/20(a)	750,000	799,553
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	271,475
Genworth Financial Inc.
5.75%, 06/15/14	500,000	523,723
6.52%, 05/22/18(a)	300,000	305,268
Hartford Financial Services Group Inc.
4.63%, 07/15/13	800,000	840,558
6.63%, 03/30/40	500,000	533,572
Lincoln National Corp.
7.00%, 06/15/40	250,000	292,859
8.75%, 07/01/19	775,000	994,832

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Markel Corp.
5.35%, 06/01/21	300,000	299,985
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	600,000	663,653
MetLife Inc.
5.00%, 06/15/15	990,000	1,086,963
5.88%, 02/06/41	200,000	208,333
6.40%, 12/15/31	975,000	967,687
7.72%, 02/15/19	750,000	918,130
Principal Financial Group Inc.
6.05%, 10/15/36	300,000	323,469
Principal Life Income Fundings Trust
5.30%, 04/24/13	350,000	376,033
Progressive Corp. (The)
6.70%, 06/15/17(b)	400,000	420,000
Protective Life Secured Trust
5.45%, 09/28/12	600,000	629,205
Prudential Financial Inc.
5.10%, 09/20/14	1,600,000	1,745,724
5.70%, 12/14/36	285,000	285,554
7.38%, 06/15/19	700,000	839,673
8.88%, 06/15/18(a)(b)	250,000	300,000
Prudential Financial Inc. Series D
4.75%, 09/17/15	250,000	270,233
Reinsurance Group of America Inc.
5.00%, 06/01/21(a)	400,000	402,477
Torchmark Corp.
9.25%, 06/15/19	125,000	156,969
Travelers Companies Inc. (The)
5.80%, 05/15/18(a)	285,000	319,535
6.25%, 06/15/37	250,000	275,588
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	669,783
Unitrin Inc.
6.00%, 11/30/15	100,000	106,932
Unum Group
7.13%, 09/30/16	175,000	203,389
Willis North America Inc.
7.00%, 09/29/19(a)	450,000	505,743
WR Berkley Corp.
5.38%, 09/15/20	200,000	205,493
XL Capital Ltd.
5.25%, 09/15/14	500,000	539,462

		29,957,562
INTERNET—0.13%
eBay Inc.
1.63%, 10/15/15	200,000	195,323
3.25%, 10/15/20	100,000	94,028
Expedia Inc.
5.95%, 08/15/20	300,000	298,905
Google Inc.
1.25%, 05/19/14	200,000	201,028
2.13%, 05/19/16	100,000	100,123

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

3.63%, 05/19/21	200,000	199,076

		1,088,483
IRON & STEEL—0.50%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	195,138
ArcelorMittal SA
3.75%, 08/05/15	500,000	511,866
3.75%, 03/01/16	200,000	202,876
5.38%, 06/01/13	550,000	587,707
5.50%, 03/01/21(a)	250,000	251,655
6.13%, 06/01/18	250,000	269,796
6.75%, 03/01/41	250,000	252,372
7.00%, 10/15/39	400,000	415,873
9.85%, 06/01/19	250,000	321,488
Cliffs Natural Resources Inc.
4.80%, 10/01/20	700,000	714,713
Nucor Corp.
5.75%, 12/01/17	475,000	548,933

		4,272,417
LODGING—0.07%
Choice Hotels International Inc.
5.70%, 08/28/20	100,000	102,513
Marriott International Inc. Series J
5.63%, 02/15/13	500,000	534,882

		637,395
MACHINERY—0.34%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,329,175
6.05%, 08/15/36	500,000	574,299
Deere & Co.
4.38%, 10/16/19	500,000	534,101
5.38%, 10/16/29	350,000	380,861
Rockwell Automation Inc.
6.70%, 01/15/28	125,000	145,606

		2,964,042
MANUFACTURING—1.06%
3M Co. Series E
4.38%, 08/15/13	820,000	886,646
Cooper US Inc.
3.88%, 12/15/20	50,000	49,701
Danaher Corp.
5.40%, 03/01/19	600,000	674,567
Dover Corp.
5.38%, 10/15/35(a)	250,000	259,326
5.45%, 03/15/18(a)	100,000	112,518
Eaton Corp.
5.60%, 05/15/18	250,000	281,327
General Electric Co.
5.00%, 02/01/13	800,000	853,897
5.25%, 12/06/17	1,043,000	1,163,364
Harsco Corp.
2.70%, 10/15/15	200,000	198,457

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Honeywell International Inc.
4.25%, 03/01/13	600,000	637,772
5.00%, 02/15/19	250,000	277,786
5.70%, 03/15/37	500,000	553,837
Illinois Tool Works Inc.
6.25%, 04/01/19	600,000	715,756
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300,000	363,111
ITT Corp.
6.13%, 05/01/19	250,000	295,014
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100,000	116,658
Pentair Inc.
5.00%, 05/15/21	50,000	50,859
Tyco Electronics Group SA
6.55%, 10/01/17	665,000	785,966
Tyco International Finance SA
3.75%, 01/15/18	250,000	252,499
8.50%, 01/15/19(a)	250,000	317,595
Tyco International Ltd.
6.88%, 01/15/21	250,000	299,170

		9,145,826
MEDIA—4.04%
AOL Time Warner Inc.
7.63%, 04/15/31	750,000	899,626
CBS Corp.
5.75%, 04/15/20(a)	350,000	381,675
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617,000	694,313
9.46%, 11/15/22	450,000	630,447
Comcast Corp.
5.15%, 03/01/20	750,000	806,184
5.30%, 01/15/14	500,000	548,348
5.70%, 07/01/19	780,000	867,332
5.90%, 03/15/16	400,000	455,412
6.45%, 03/15/37	570,000	617,964
6.95%, 08/15/37	1,175,000	1,340,938
COX Communications Inc.
5.45%, 12/15/14	700,000	781,509
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	400,000	412,568
4.75%, 10/01/14	200,000	217,824
5.00%, 03/01/21	300,000	311,221
5.20%, 03/15/20	1,000,000	1,062,920
5.88%, 10/01/19	100,000	111,440
6.00%, 08/15/40	350,000	355,041
6.38%, 06/15/15	125,000	127,650
6.38%, 03/01/41	200,000	211,907
7.63%, 05/15/16	200,000	221,000
Discovery Communications LLC
6.35%, 06/01/40	500,000	534,322
Grupo Televisa SA
6.63%, 03/18/25	750,000	845,898

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

NBC Universal Inc.
2.10%, 04/01/14(a)(d)	500,000	507,262
2.88%, 04/01/16(d)	500,000	501,930
4.38%, 04/01/21(d)	350,000	346,791
5.95%, 04/01/41(a)(d)	800,000	819,700
6.40%, 04/30/40(d)	500,000	539,920
News America Inc.
4.50%, 02/15/21(d)	750,000	749,916
5.30%, 12/15/14	867,000	968,256
6.15%, 02/15/41	200,000	205,374
6.65%, 11/15/37	626,000	680,892
6.90%, 08/15/39	900,000	1,002,100
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500,000	573,439
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	942,334
Time Warner Cable Inc.
5.00%, 02/01/20	300,000	311,726
5.85%, 05/01/17(a)	1,000,000	1,116,730
6.20%, 07/01/13	200,000	219,785
6.55%, 05/01/37	513,000	545,947
6.75%, 07/01/18	1,300,000	1,496,879
7.30%, 07/01/38	250,000	287,473
7.50%, 04/01/14	450,000	520,886
8.25%, 04/01/19	1,780,000	2,209,653
Time Warner Inc.
3.15%, 07/15/15	1,400,000	1,445,485
4.88%, 03/15/20	800,000	835,070
5.88%, 11/15/16	750,000	858,220
6.10%, 07/15/40	200,000	203,964
6.25%, 03/29/41	450,000	468,358
7.70%, 05/01/32	437,000	530,462
Viacom Inc.
3.50%, 04/01/17	250,000	252,776
4.50%, 03/01/21	750,000	760,556
6.88%, 04/30/36	250,000	283,899
7.88%, 07/30/30	570,000	686,614
Walt Disney Co. (The)
5.50%, 03/15/19	250,000	288,407
6.38%, 03/01/12	867,000	905,778
7.00%, 03/01/32	250,000	312,761

		34,814,882
METAL FABRICATE & HARDWARE—0.03%
Commercial Metals Co.
7.35%, 08/15/18	250,000	273,286

		273,286
MINING—1.89%
Alcoa Inc.
5.40%, 04/15/21	350,000	358,303
5.55%, 02/01/17(a)	171,000	186,039
5.72%, 02/23/19	400,000	426,667
5.95%, 02/01/37	521,000	517,204
6.00%, 07/15/13(a)	800,000	875,490

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	300,000	290,298
Barrick Gold Corp.
1.75%, 05/30/14	200,000	201,264
6.95%, 04/01/19	800,000	960,249
Barrick North America Finance LLC
5.70%, 05/30/41(d)	400,000	402,570
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	929,009
6.50%, 04/01/19(a)	850,000	1,028,481
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	475,000	518,938
Newmont Mining Corp.
5.13%, 10/01/19(a)	250,000	271,215
6.25%, 10/01/39	250,000	269,736
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500,000	531,125
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	450,000	439,688
6.50%, 07/15/18	689,000	810,168
8.95%, 05/01/14	550,000	664,674
9.00%, 05/01/19	800,000	1,067,767
Southern Copper Corp.
6.75%, 04/16/40	350,000	356,458
7.50%, 07/27/35	300,000	329,821
Teck Resources Ltd.
3.85%, 08/15/17	50,000	51,364
6.13%, 10/01/35	500,000	529,422
9.75%, 05/15/14	186,000	225,525
10.75%, 05/15/19	600,000	758,250
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	248,387
6.25%, 01/23/17	1,299,000	1,479,847
6.88%, 11/21/36	1,200,000	1,313,611
Xstrata Canada Corp.
5.50%, 06/15/17	250,000	272,898

		16,314,468
MULTI-NATIONAL—5.39%
African Development Bank
3.00%, 05/27/14	700,000	740,367
Asian Development Bank
1.63%, 07/15/13	1,000,000	1,021,250
2.50%, 03/15/16	1,000,000	1,033,612
2.75%, 05/21/14(a)	1,755,000	1,845,356
3.63%, 09/05/13	950,000	1,012,483
Corporacion Andina de Fomento
5.75%, 01/12/17	300,000	330,448
8.13%, 06/04/19	250,000	306,584
European Bank for Reconstruction and Development Series G
2.75%, 04/20/15	1,000,000	1,050,535
European Investment Bank
1.25%, 02/14/14	750,000	757,019
1.38%, 10/20/15	700,000	692,451
1.63%, 03/15/13	2,100,000	2,141,233

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

1.88%, 06/17/13	1,500,000	1,537,658
2.25%, 03/15/16	1,000,000	1,019,423
2.75%, 03/23/15	2,200,000	2,309,373
2.88%, 01/15/15	1,200,000	1,265,467
2.88%, 09/15/20	250,000	243,159
3.00%, 04/08/14	1,000,000	1,056,944
3.13%, 06/04/14	150,000	159,120
4.00%, 02/16/21	800,000	843,013
4.88%, 01/17/17	600,000	684,551
4.88%, 02/15/36	250,000	265,950
5.13%, 05/30/17	3,710,000	4,292,017
European Investment Bank Series E
2.00%, 02/10/12	3,000,000	3,035,484
Inter-American Development Bank
3.00%, 04/22/14	150,000	158,826
3.88%, 02/14/20	1,050,000	1,117,747
4.38%, 09/20/12	1,563,000	1,643,604
5.13%, 09/13/16(a)	855,000	989,389
Inter-American Development Bank Series G
1.75%, 10/22/12	1,900,000	1,935,747
International Bank for Reconstruction and Development
1.13%, 07/06/12	500,000	500,383
1.13%, 08/25/14	400,000	402,419
1.75%, 07/15/13	1,000,000	1,025,373
2.00%, 04/02/12	1,000,000	1,014,345
2.13%, 03/15/16	1,400,000	1,428,903
2.38%, 05/26/15	2,000,000	2,081,555
3.50%, 10/08/13	1,600,000	1,706,544
International Finance Corp.
2.13%, 11/17/17	400,000	393,399
2.25%, 04/11/16	1,000,000	1,026,325
International Finance Corp. Series G
3.00%, 04/22/14	1,200,000	1,270,958
Korea Development Bank
4.38%, 08/10/15	500,000	529,905
8.00%, 01/23/14	500,000	572,889
Nordic Investment Bank
2.25%, 03/15/16	1,000,000	1,021,255

		46,463,063
OFFICE & BUSINESS EQUIPMENT—0.29%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	836,000
Xerox Corp.
4.50%, 05/15/21	150,000	150,229
5.50%, 05/15/12	600,000	626,571
6.35%, 05/15/18	250,000	287,805
6.75%, 12/15/39	500,000	581,013

		2,481,618
OIL & GAS—5.46%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,470,000	1,659,940
6.20%, 03/15/40	500,000	518,105
6.38%, 09/15/17	550,000	631,553
6.45%, 09/15/36	699,000	743,822

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Apache Corp.
5.10%, 09/01/40	350,000	344,467
5.25%, 04/15/13	285,000	308,147
5.63%, 01/15/17	500,000	574,712
6.00%, 01/15/37	250,000	277,921
BP Capital Markets PLC
3.20%, 03/11/16	100,000	101,736
4.74%, 03/11/21	100,000	103,406
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	911,440
6.25%, 03/15/38	171,000	190,521
6.50%, 02/15/37	300,000	343,017
Cenovus Energy Inc.
4.50%, 09/15/14	700,000	760,696
5.70%, 10/15/19	200,000	228,863
6.75%, 11/15/39	200,000	234,280
Chevron Corp.
3.95%, 03/03/14	1,100,000	1,187,231
ConocoPhillips
4.60%, 01/15/15	750,000	827,788
5.75%, 02/01/19	200,000	231,466
6.00%, 01/15/20	750,000	885,380
6.50%, 02/01/39	1,300,000	1,556,042
ConocoPhillips Holding Co.
6.95%, 04/15/29	728,000	893,886
Devon Energy Corp.
6.30%, 01/15/19	400,000	480,250
7.95%, 04/15/32	570,000	765,006
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250,000	283,331
EnCana Corp.
5.90%, 12/01/17	1,080,000	1,241,802
6.50%, 02/01/38	342,000	382,522
Ensco PLC
3.25%, 03/15/16	100,000	101,603
4.70%, 03/15/21	1,100,000	1,121,507
EOG Resources Inc.
5.63%, 06/01/19	600,000	679,321
5.88%, 09/15/17	150,000	173,252
EQT Corp.
8.13%, 06/01/19	250,000	305,603
Hess Corp.
5.60%, 02/15/41	300,000	301,913
7.13%, 03/15/33	137,000	165,937
8.13%, 02/15/19	800,000	1,026,055
Husky Energy Inc.
6.25%, 06/15/12	100,000	105,415
6.80%, 09/15/37	100,000	113,759
7.25%, 12/15/19	800,000	969,028
Marathon Oil Corp.
5.90%, 03/15/18	500,000	575,160
6.00%, 10/01/17	600,000	692,297
Marathon Petroleum Corp.
3.50%, 03/01/16(d)	50,000	50,899
6.50%, 03/01/41(d)	300,000	322,153

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Nabors Industries Inc.
6.15%, 02/15/18	450,000	502,717
9.25%, 01/15/19	225,000	289,919
Nexen Inc.
5.88%, 03/10/35	250,000	244,949
6.20%, 07/30/19	150,000	170,314
6.40%, 05/15/37	171,000	176,608
7.50%, 07/30/39	500,000	583,361
Noble Energy Inc.
6.00%, 03/01/41	200,000	211,940
8.25%, 03/01/19	250,000	322,098
Noble Holding International Ltd.
4.63%, 03/01/21(a)	300,000	308,858
6.20%, 08/01/40	200,000	216,969
NuStar Logistics LP
4.80%, 09/01/20	275,000	278,040
Pemex Project Funding Master Trust
5.75%, 03/01/18	450,000	487,125
6.63%, 06/15/35	570,000	592,800
Petro-Canada
6.80%, 05/15/38	350,000	406,153
9.25%, 10/15/21	350,000	481,243
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	255,838
5.38%, 01/27/21	750,000	774,142
5.75%, 01/20/20	250,000	264,608
5.88%, 03/01/18	1,350,000	1,465,861
6.75%, 01/27/41(a)	250,000	266,915
6.88%, 01/20/40	250,000	270,145
7.88%, 03/15/19	400,000	481,685
Petroleos Mexicanos
4.88%, 03/15/15	750,000	806,250
4.88%, 03/15/15(d)	500,000	539,250
5.50%, 01/21/21	750,000	781,875
6.50%, 06/02/41(d)	200,000	201,160
8.00%, 05/03/19	200,000	245,200
Rowan Companies Inc.
5.00%, 09/01/17	100,000	107,834
Shell International Finance BV
1.88%, 03/25/13	400,000	408,419
3.25%, 09/22/15	900,000	945,113
4.00%, 03/21/14	500,000	538,309
4.30%, 09/22/19	500,000	527,100
4.38%, 03/25/20	400,000	423,513
6.38%, 12/15/38	750,000	887,471
Statoil ASA
3.13%, 08/17/17	350,000	352,480
5.25%, 04/15/19	1,200,000	1,338,056
Suncor Energy Inc.
6.10%, 06/01/18	375,000	431,288
6.50%, 06/15/38	300,000	336,683
6.85%, 06/01/39	250,000	292,520
Talisman Energy Inc.
3.75%, 02/01/21	500,000	479,124
7.75%, 06/01/19	400,000	499,325

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Total Capital SA
3.00%, 06/24/15	1,000,000	1,038,098
4.13%, 01/28/21	500,000	511,767
Transocean Inc.
4.95%, 11/15/15	250,000	269,769
5.25%, 03/15/13	200,000	212,757
6.00%, 03/15/18	371,000	411,666
6.80%, 03/15/38	250,000	276,274
7.50%, 04/15/31	100,000	117,847
Valero Energy Corp.
4.50%, 02/01/15	500,000	536,837
6.13%, 02/01/20(a)	250,000	279,810
6.63%, 06/15/37	592,000	631,847
7.50%, 04/15/32	185,000	216,411

		47,067,573
OIL & GAS SERVICES—0.44%
Baker Hughes Inc.
5.13%, 09/15/40	300,000	299,512
7.50%, 11/15/18	250,000	316,985
Cameron International Corp.
4.50%, 06/01/21	500,000	502,375
Halliburton Co.
6.15%, 09/15/19	150,000	176,596
7.45%, 09/15/39	375,000	485,436
Weatherford International Inc.
6.35%, 06/15/17	171,000	196,430
Weatherford International Ltd.
6.75%, 09/15/40	550,000	604,460
9.63%, 03/01/19	950,000	1,243,568

		3,825,362
PHARMACEUTICALS—3.12%
Abbott Laboratories
5.13%, 04/01/19	750,000	831,172
5.30%, 05/27/40	900,000	926,360
5.88%, 05/15/16	1,315,000	1,536,084
AmerisourceBergen Corp.
5.88%, 09/15/15	285,000	321,912
AstraZeneca PLC
5.40%, 06/01/14	500,000	555,693
5.90%, 09/15/17	607,000	711,021
6.45%, 09/15/37	1,000,000	1,181,922
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150,000	169,491
5.88%, 11/15/36	126,000	142,063
6.13%, 05/01/38	230,000	268,599
Eli Lilly and Co.
4.20%, 03/06/14	1,080,000	1,167,697
5.55%, 03/15/37	578,000	614,580
Express Scripts Inc.
3.13%, 05/15/16	250,000	252,705
6.25%, 06/15/14	500,000	565,135
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780,000	840,747

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

5.65%, 05/15/18	750,000	859,699
6.38%, 05/15/38	584,000	686,161
McKesson Corp.
4.75%, 03/01/21	500,000	524,616
6.00%, 03/01/41	250,000	269,903
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500,000	530,016
Medco Health Solutions Inc.
7.13%, 03/15/18	500,000	593,664
Merck & Co. Inc.
5.00%, 06/30/19	730,000	812,957
5.85%, 06/30/39	1,300,000	1,460,341
Novartis Capital Corp.
1.90%, 04/24/13	500,000	511,127
2.90%, 04/24/15	500,000	520,824
4.13%, 02/10/14	500,000	539,396
Novartis Securities Investment Ltd.
5.13%, 02/10/19	580,000	646,744
Pfizer Inc.
5.35%, 03/15/15	500,000	564,350
6.20%, 03/15/19	1,250,000	1,471,684
7.20%, 03/15/39	500,000	639,448
Sanofi-Aventis SA
1.63%, 03/28/14	500,000	505,694
2.63%, 03/29/16	150,000	152,016
4.00%, 03/29/21	450,000	452,503
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	800,000	882,281
6.00%, 09/15/17	150,000	179,515
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	500,000	504,046
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	316,620
Wyeth
5.50%, 02/01/14	2,267,000	2,509,816
5.95%, 04/01/37	600,000	661,213

		26,879,815
PIPELINES—2.08%
Buckeye Partners LP
4.88%, 02/01/21	50,000	51,529
5.50%, 08/15/19	250,000	269,633
CenterPoint Energy Resources Corp.
4.50%, 01/15/21(d)	431,000	437,691
El Paso Natural Gas Co.
8.38%, 06/15/32	500,000	654,907
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250,000	307,276
Enbridge Inc.
5.80%, 06/15/14	600,000	668,330
Energy Transfer Partners LP
4.65%, 06/01/21	500,000	499,946
5.95%, 02/01/15	500,000	558,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

9.00%, 04/15/19	300,000	387,463
9.70%, 03/15/19	250,000	333,602
Enterprise Products Operating LLC
3.70%, 06/01/15	900,000	946,177
6.45%, 09/01/40	250,000	273,655
7.55%, 04/15/38(a)	250,000	308,967
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	698,641
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400,000	455,120
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	250,000	266,778
5.95%, 02/15/18	1,153,000	1,298,402
6.50%, 02/01/37	399,000	430,119
6.55%, 09/15/40	500,000	544,603
Magellan Midstream Partners LP
4.25%, 02/01/21	400,000	402,484
ONEOK Partners LP
3.25%, 02/01/16	250,000	255,448
6.13%, 02/01/41	250,000	262,683
6.65%, 10/01/36	171,000	190,026
8.63%, 03/01/19	300,000	384,702
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18(a)	300,000	350,711
Plains All American Pipeline LP
8.75%, 05/01/19	800,000	1,021,183
Southern Natural Gas Co.
5.90%, 04/01/17(d)	228,000	261,311
Texas Eastern Transmission LP
7.00%, 07/15/32	250,000	305,231
TransCanada PipeLines Ltd.
3.80%, 10/01/20	700,000	697,213
6.20%, 10/15/37	457,000	504,262
6.35%, 05/15/17(b)	150,000	151,500
6.50%, 08/15/18	700,000	830,195
7.63%, 01/15/39	500,000	640,985
Williams Companies Inc. (The)
8.75%, 03/15/32	500,000	680,116
Williams Partners LP
3.80%, 02/15/15	1,000,000	1,056,664
5.25%, 03/15/20	250,000	270,625
6.30%, 04/15/40	250,000	272,784

		17,929,187
REAL ESTATE INVESTMENT TRUSTS—1.29%
AvalonBay Communities Inc.
3.95%, 01/15/21	50,000	48,897
5.70%, 03/15/17	250,000	283,643
Boston Properties LP
5.88%, 10/15/19(a)	600,000	661,356
6.25%, 01/15/13	37,000	39,930
Brandywine Operating Partnership LP
4.95%, 04/15/18	500,000	513,179
Digital Realty Trust LP
4.50%, 07/15/15(a)	200,000	209,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

5.25%, 03/15/21	200,000	202,260
Duke Realty LP
8.25%, 08/15/19	250,000	306,937
Equity One Inc.
6.25%, 12/15/14	125,000	136,027
ERP Operating LP
5.25%, 09/15/14	250,000	274,694
5.75%, 06/15/17	457,000	516,812
HCP Inc.
5.38%, 02/01/21	1,000,000	1,047,868
6.70%, 01/30/18	600,000	682,599
Health Care Property Investors Inc.
5.65%, 12/15/13	250,000	267,870
Health Care REIT Inc.
4.95%, 01/15/21	200,000	198,459
5.25%, 01/15/22	500,000	505,652
6.20%, 06/01/16	250,000	282,078
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125,000	141,081
Hospitality Properties Trust
7.88%, 08/15/14	150,000	170,831
HRPT Properties Trust
6.25%, 06/15/17	250,000	278,652
Kimco Realty Corp.
4.30%, 02/01/18(a)	200,000	205,231
Liberty Property LP
4.75%, 10/01/20	400,000	405,074
Mack-Cali Realty Corp.
7.75%, 08/15/19	100,000	122,695
Nationwide Health Properties Inc.
6.25%, 02/01/13	250,000	265,764
ProLogis
5.50%, 04/01/12	250,000	254,743
6.25%, 03/15/17(a)	250,000	278,676
6.88%, 03/15/20	20,000	22,714
Realty Income Corp.
6.75%, 08/15/19(a)	250,000	291,000
Simon Property Group LP
5.10%, 06/15/15	285,000	314,581
5.65%, 02/01/20	650,000	715,324
6.13%, 05/30/18	415,000	469,696
6.75%, 02/01/40	500,000	578,747
UDR Inc.
4.25%, 06/01/18	250,000	250,736
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100,000	100,654
4.75%, 06/01/21	100,000	99,990

		11,143,712
RETAIL—2.79%
AutoZone Inc.
5.75%, 01/15/15	600,000	669,125
Best Buy Co. Inc.
3.75%, 03/15/16	50,000	50,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

5.50%, 03/15/21	50,000	50,558
Costco Wholesale Corp.
5.50%, 03/15/17	228,000	265,061
CVS Caremark Corp.
5.75%, 06/01/17	950,000	1,075,283
6.13%, 08/15/16	171,000	197,293
6.25%, 06/01/27	758,000	861,035
6.60%, 03/15/19	450,000	527,583
Gap Inc. (The)
5.95%, 04/12/21	500,000	488,750
Home Depot Inc. (The)
4.40%, 04/01/21	200,000	202,049
5.25%, 12/16/13(a)	600,000	655,952
5.40%, 03/01/16	570,000	643,071
5.88%, 12/16/36	850,000	880,909
5.95%, 04/01/41	500,000	524,793
Kohl’s Corp.
6.88%, 12/15/37	150,000	177,306
Lowe’s Companies Inc.
4.63%, 04/15/20	300,000	320,798
5.40%, 10/15/16	805,000	926,519
5.50%, 10/15/35	250,000	259,388
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	500,000	566,549
7.00%, 02/15/28	50,000	57,200
McDonald’s Corp.
5.35%, 03/01/18	1,185,000	1,351,578
6.30%, 03/01/38	250,000	297,410
Nordstrom Inc.
6.25%, 01/15/18(a)	500,000	582,207
7.00%, 01/15/38	150,000	183,544
Staples Inc.
9.75%, 01/15/14	150,000	180,733
Target Corp.
5.38%, 05/01/17	600,000	685,847
6.00%, 01/15/18	500,000	584,533
6.35%, 11/01/32	457,000	520,829
7.00%, 01/15/38	500,000	615,912
Wal-Mart Stores Inc.
0.75%, 10/25/13(a)	1,500,000	1,498,690
1.50%, 10/25/15	2,000,000	1,965,656
3.25%, 10/25/20	850,000	815,224
4.55%, 05/01/13	640,000	686,231
5.00%, 10/25/40	1,750,000	1,683,400
5.25%, 09/01/35	285,000	288,689
6.20%, 04/15/38	450,000	505,877
6.50%, 08/15/37	798,000	929,544
Walgreen Co.
5.25%, 01/15/19	600,000	673,930
Yum! Brands Inc.
6.25%, 03/15/18	550,000	627,434

		24,076,950

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

SAVINGS & LOANS—0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16(a)	100,000	103,018

		103,018
SEMICONDUCTORS—0.06%
Analog Devices Inc.
5.00%, 07/01/14	200,000	220,226
Broadcom Corp.
2.38%, 11/01/15(d)	50,000	49,556
Texas Instruments Inc.
2.38%, 05/16/16	250,000	251,124

		520,906
SOFTWARE—0.83%
Adobe Systems Inc.
4.75%, 02/01/20	250,000	260,800
CA Inc.
5.38%, 12/01/19	250,000	268,034
Fiserv Inc.
6.13%, 11/20/12	274,000	293,944
Microsoft Corp.
1.63%, 09/25/15	400,000	396,138
2.50%, 02/08/16	250,000	256,255
3.00%, 10/01/20	300,000	286,964
4.20%, 06/01/19	580,000	614,319
4.50%, 10/01/40	250,000	232,845
5.30%, 02/08/41	500,000	523,413
Oracle Corp.
5.00%, 07/08/19	450,000	493,898
5.25%, 01/15/16	570,000	645,496
5.38%, 07/15/40(d)	700,000	717,669
5.75%, 04/15/18	1,530,000	1,758,670
6.50%, 04/15/38	350,000	412,304

		7,160,749
TELECOMMUNICATIONS—5.92%
Alltel Corp.
7.88%, 07/01/32	400,000	529,481
America Movil SAB de CV
5.00%, 10/16/19	500,000	529,761
5.50%, 03/01/14	450,000	494,801
6.13%, 03/30/40	600,000	648,800
American Tower Corp.
4.50%, 01/15/18	250,000	249,547
5.05%, 09/01/20	300,000	299,962
AT&T Inc.
2.50%, 08/15/15	2,100,000	2,129,488
4.45%, 05/15/21	1,000,000	1,020,061
4.95%, 01/15/13	844,000	900,096
5.10%, 09/15/14	800,000	887,342
5.35%, 09/01/40	1,878,000	1,791,131
5.50%, 02/01/18	750,000	835,603
5.80%, 02/15/19	1,000,000	1,135,980
6.30%, 01/15/38	171,000	183,110
6.40%, 05/15/38	600,000	650,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

6.50%, 09/01/37	800,000	877,774
6.55%, 02/15/39	1,000,000	1,106,329
BellSouth Corp.
6.00%, 11/15/34	570,000	584,104
British Telecom PLC
5.15%, 01/15/13	350,000	372,042
5.95%, 01/15/18	750,000	840,761
9.88%, 12/15/30	378,000	538,749
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	750,000	829,020
8.50%, 11/15/18	750,000	980,352
CenturyLink Inc.
6.00%, 04/01/17(a)	630,000	673,349
Cisco Systems Inc.
4.45%, 01/15/20	800,000	834,864
4.95%, 02/15/19	550,000	599,523
5.50%, 02/22/16	797,000	910,979
5.50%, 01/15/40	300,000	306,301
5.90%, 02/15/39	800,000	858,847
Corning Inc.
5.75%, 08/15/40	350,000	359,759
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750,000	821,100
8.75%, 06/15/30	1,021,000	1,390,862
Embarq Corp.
7.08%, 06/01/16	750,000	852,412
8.00%, 06/01/36	600,000	650,875
France Telecom SA
4.38%, 07/08/14	400,000	435,704
5.38%, 07/08/19	500,000	564,474
8.50%, 03/01/31	570,000	789,382
Harris Corp.
4.40%, 12/15/20	200,000	203,891
6.38%, 06/15/19	100,000	116,183
Juniper Networks Inc.
3.10%, 03/15/16	50,000	51,075
4.60%, 03/15/21	50,000	51,585
5.95%, 03/15/41	50,000	52,327
Motorola Inc.
6.63%, 11/15/37	250,000	286,802
New Cingular Wireless Services Inc.
8.75%, 03/01/31	200,000	285,228
Nokia OYJ
5.38%, 05/15/19	150,000	158,173
6.63%, 05/15/39	100,000	104,172
Qwest Corp.
6.88%, 09/15/33	57,000	54,918
8.38%, 05/01/16	1,200,000	1,441,739
Rogers Communications Inc.
6.80%, 08/15/18	700,000	833,632
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	193,255
Royal KPN NV
8.38%, 10/01/30	250,000	326,470

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Telecom Italia Capital SA
4.95%, 09/30/14	600,000	634,384
5.25%, 11/15/13	915,000	973,055
5.25%, 10/01/15	300,000	317,969
7.18%, 06/18/19	300,000	340,644
7.72%, 06/04/38	700,000	747,049
Telefonica Emisiones SAU
3.73%, 04/27/15	150,000	154,621
3.99%, 02/16/16	1,000,000	1,023,826
4.95%, 01/15/15	200,000	215,498
5.46%, 02/16/21	250,000	259,740
5.88%, 07/15/19	250,000	269,126
6.42%, 06/20/16	150,000	169,470
7.05%, 06/20/36	500,000	556,422
Telefonica Europe BV
8.25%, 09/15/30	570,000	703,650
Verizon Communications Inc.
1.95%, 03/28/14	300,000	304,774
5.25%, 04/15/13	550,000	593,063
5.55%, 02/15/16	570,000	644,306
5.85%, 09/15/35	380,000	394,796
6.10%, 04/15/18	770,000	884,687
6.40%, 02/15/38	500,000	550,940
7.38%, 09/01/12	1,080,000	1,168,171
7.75%, 12/01/30	1,300,000	1,637,162
8.75%, 11/01/18	1,500,000	1,963,350
8.95%, 03/01/39	600,000	863,984
Vodafone Group PLC
4.15%, 06/10/14	600,000	645,490
5.00%, 12/16/13	497,000	541,301
5.45%, 06/10/19	500,000	556,575
5.63%, 02/27/17	150,000	169,020
5.75%, 03/15/16(a)	457,000	520,553
6.15%, 02/27/37	550,000	613,932

		51,040,626
TEXTILES—0.04%
Cintas Corp. No. 2
2.85%, 06/01/16	350,000	353,442

		353,442
TOYS, GAMES & HOBBIES—0.04%
Hasbro Inc.
6.13%, 05/15/14	250,000	277,500
Mattel Inc.
4.35%, 10/01/20	100,000	101,138

		378,638
TRANSPORTATION—1.26%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	500,000	525,041
5.90%, 07/01/12	150,000	158,492
6.15%, 05/01/37	399,000	440,152
7.00%, 02/01/14	450,000	514,530
Canadian National Railway Co.
5.55%, 03/01/19	300,000	342,272
6.38%, 11/15/37	750,000	886,131

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	261,004
CSX Corp.
3.70%, 10/30/20(a)	200,000	194,093
4.25%, 06/01/21	50,000	50,240
6.15%, 05/01/37	300,000	327,395
6.22%, 04/30/40	300,000	328,517
6.25%, 04/01/15	250,000	287,627
7.38%, 02/01/19(a)	250,000	305,761
FedEx Corp.
8.00%, 01/15/19(a)	250,000	315,488
Norfolk Southern Corp.
5.90%, 06/15/19(a)	200,000	229,592
7.05%, 05/01/37	137,000	169,773
7.70%, 05/15/17	1,000,000	1,249,084
Ryder System Inc.
3.15%, 03/02/15	200,000	204,562
3.50%, 06/01/17	100,000	101,141
3.60%, 03/01/16	300,000	306,720
Union Pacific Corp.
5.78%, 07/15/40	1,000,000	1,065,296
United Parcel Service Inc.
4.50%, 01/15/13	900,000	954,811
5.13%, 04/01/19	1,000,000	1,128,658
6.20%, 01/15/38	450,000	524,892

		10,871,272
TRUCKING & LEASING—0.05%
GATX Corp.
3.50%, 07/15/16	250,000	253,641
4.85%, 06/01/21	200,000	201,564

		455,205
WATER—0.07%
American Water Capital Corp.
6.59%, 10/15/37	250,000	274,601
Veolia Environnement
6.00%, 06/01/18	300,000	341,207

		615,808

TOTAL CORPORATE BONDS & NOTES
(Cost: $709,286,907)		758,921,487

FOREIGN GOVERNMENT BONDS & NOTES(e)—6.60%

BRAZIL—1.12%
Brazil (Federative Republic of)
4.88%, 01/22/21	1,100,000	1,150,050
5.88%, 01/15/19	250,000	286,375
6.00%, 01/17/17	450,000	518,175
7.13%, 01/20/37	1,257,000	1,529,141
7.88%, 03/07/15	1,350,000	1,626,750
8.00%, 01/15/18	588,778	707,711
8.25%, 01/20/34	500,000	680,000
8.75%, 02/04/25	900,000	1,251,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

10.13%, 05/15/27	600,000	933,000
11.00%, 08/17/40(a)	707,000	963,287

		9,645,489
CANADA—1.79%
British Columbia (Province of)
7.25%, 09/01/36	500,000	700,878
Canada (Government of)
2.38%, 09/10/14	500,000	520,540
Export Development Canada
3.13%, 04/24/14	1,400,000	1,489,069
Hydro-Quebec
8.05%, 07/07/24	885,000	1,233,162
Manitoba (Province of)
1.38%, 04/28/14	500,000	504,950
2.13%, 04/22/13	250,000	257,265
4.90%, 12/06/16	150,000	170,182
Nova Scotia (Province of)
2.38%, 07/21/15	250,000	257,260
5.13%, 01/26/17	250,000	285,255
Ontario (Province of)
1.38%, 01/27/14	500,000	505,676
1.88%, 11/19/12	1,150,000	1,173,129
2.30%, 05/10/16	250,000	252,402
2.95%, 02/05/15	1,500,000	1,580,646
4.00%, 10/07/19	500,000	525,109
4.10%, 06/16/14	1,755,000	1,909,271
4.40%, 04/14/20	1,050,000	1,126,080
Quebec (Province of)
3.50%, 07/29/20	400,000	401,089
4.60%, 05/26/15(a)	600,000	670,160
4.88%, 05/05/14(a)	500,000	555,129
5.00%, 03/01/16	570,000	648,735
5.13%, 11/14/16	188,000	215,611
7.50%, 09/15/29	320,000	439,721

		15,421,319
CHILE—0.03%
Chile (Republic of)
3.88%, 08/05/20	250,000	250,048

		250,048
HUNGARY—0.19%
Hungary (Republic of)
6.25%, 01/29/20	450,000	474,187
6.38%, 03/29/21	500,000	523,750
7.63%, 03/29/41	600,000	651,720

		1,649,657
ISRAEL—0.13%
Israel (State of)
5.13%, 03/26/19(a)	1,080,000	1,156,140

		1,156,140
ITALY—0.76%
Italy (Republic of)
2.13%, 10/05/12	500,000	507,961
3.13%, 01/26/15	450,000	462,771

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

4.38%, 06/15/13(a)	1,200,000	1,273,019
4.50%, 01/21/15	1,400,000	1,504,118
5.25%, 09/20/16	800,000	882,120
5.38%, 06/15/33(a)	500,000	516,597
5.63%, 06/15/12	750,000	785,963
6.88%, 09/27/23	500,000	594,086

		6,526,635
JAPAN—0.42%
Japan Finance Corp.
1.50%, 07/06/12	1,000,000	1,007,932
2.50%, 01/21/16	300,000	306,399
2.50%, 05/18/16	800,000	811,501
2.88%, 02/02/15	900,000	940,082
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500,000	567,129

		3,633,043
MEXICO—0.98%
United Mexican States
5.13%, 01/15/20	750,000	806,250
5.63%, 01/15/17	1,300,000	1,464,450
5.95%, 03/19/19	2,005,000	2,290,713
6.05%, 01/11/40	1,000,000	1,057,500
6.38%, 01/16/13(a)	867,000	938,527
6.75%, 09/27/34	300,000	347,250
7.50%, 04/08/33	1,045,000	1,314,088
11.38%, 09/15/16	200,000	284,000

		8,502,778
PANAMA—0.20%
Panama (Republic of)
6.70%, 01/26/36	1,500,000	1,740,000

		1,740,000
PERU—0.34%
Peru (Republic of)
5.63%, 11/18/50	800,000	758,000
6.55%, 03/14/37	300,000	331,500
7.13%, 03/30/19	500,000	598,750
7.35%, 07/21/25	200,000	243,500
8.38%, 05/03/16	250,000	307,500
8.75%, 11/21/33	500,000	683,750

		2,923,000
POLAND—0.28%
Poland (Republic of)
5.00%, 10/19/15	150,000	161,438
5.13%, 04/21/21	600,000	621,720
5.25%, 01/15/14	450,000	484,875
6.38%, 07/15/19	1,000,000	1,142,500

		2,410,533
SOUTH AFRICA—0.20%
South Africa (Republic of)
6.50%, 06/02/14	1,000,000	1,124,500
6.88%, 05/27/19	500,000	593,500

		1,718,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

SOUTH KOREA—0.16%
Korea (Republic of)
4.88%, 09/22/14	600,000	649,210
5.75%, 04/16/14(a)	500,000	551,591
7.13%, 04/16/19	150,000	181,269

		1,382,070

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $53,976,879)		56,958,712

MUNICIPAL DEBT OBLIGATIONS—3.29%

ARIZONA—0.03%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250,000	237,693

		237,693
CALIFORNIA—1.19%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	750,000	826,523
Series S1
7.04%, 04/01/41	300,000	336,888
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	180,000	192,958
Los Angeles Community College District GO BAB
6.75%, 08/01/42	500,000	591,865
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60,000	62,829
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	850,000	970,980
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450,000	462,483
6.76%, 07/01/34	500,000	574,785
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/25	500,000	540,455
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	750,000	776,925
State of California GO
5.45%, 04/01/15	750,000	820,778
State of California GO BAB
5.70%, 11/01/21	200,000	214,574
7.55%, 04/01/39	1,995,000	2,350,708
7.60%, 11/01/40	440,000	522,386
7.70%, 11/01/30	100,000	110,316
University of California RB College & University Revenue BAB
5.77%, 05/15/32	700,000	712,544
5.95%, 05/15/26	200,000	193,960

		10,261,957
CONNECTICUT—0.06%
State of Connecticut GO
Series A
5.85%, 03/15/32	500,000	546,675

		546,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

GEORGIA—0.08%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Series J
6.64%, 04/01/18	500,000	493,965
6.66%, 04/01/18	200,000	194,210

		688,175
ILLINOIS—0.50%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	690,000	750,844
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	50,000	55,416
State of Illinois GO
4.07%, 01/01/14	500,000	518,090
4.42%, 01/01/15	500,000	518,075
5.10%, 06/01/33	250,000	220,130
5.88%, 03/01/19	450,000	472,531
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100,000	103,314
7.35%, 07/01/35	1,500,000	1,647,465

		4,285,865
MASSACHUSETTS—0.08%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	480,000	459,413
Massachusetts School Building Authority Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205,000	221,988

		681,401
MISSOURI—0.06%
University of Missouri RB College & University Revenue BAB
5.79%, 11/01/41	500,000	564,335

		564,335
NEW JERSEY—0.33%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	700,000	785,316
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422,000	498,850
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	735,000	907,181
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250,000	255,003
6.10%, 12/15/28	250,000	258,483
Rutgers-State University of New Jersey/New Brunswick RB College & University
Revenue BAB
5.67%, 05/01/40	100,000	106,498

		2,811,331

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

NEW YORK—0.55%
Dormitory Authority of the State of New York RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250,000	261,688
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250,000	311,870
Series C-1
6.69%, 11/15/40	300,000	334,452
Series E
6.81%, 11/15/40	250,000	282,780
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500,000	511,785
5.72%, 06/15/42	550,000	592,702
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500,000	523,615
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500,000	523,615
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
6.04%, 12/01/29 (GOI)	500,000	558,550
State of New York GO BAB
5.85%, 06/01/40	500,000	532,310
5.97%, 03/01/36	250,000	271,572

		4,707,559
OHIO—0.10%
American Municipal Power–Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/24	240,000	264,734
8.08%, 02/15/42	100,000	127,486
Series E
6.27%, 02/15/21	100,000	101,732
Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	100,000	102,929
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250,000	243,708

		840,589
PENNSYLVANIA—0.03%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/40	250,000	242,452

		242,452
PUERTO RICO—0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	200,000	201,978

		201,978
TEXAS—0.16%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	250,000	281,247
North Texas Tollway RB Authority Revenue BAB
6.72%, 01/01/40	500,000	554,915
State of Texas GO BAB
5.52%, 04/01/39	250,000	268,630

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2011

Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	250,000	261,768

		1,366,560
UTAH—0.09%
State of Utah GO BAB
Series D
4.55%, 07/01/24	750,000	790,792

		790,792
WISCONSIN—0.01%
State of Wisconsin RB General Fund
Series A
5.70%, 05/01/26 (AGM)	125,000	134,880

		134,880

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $27,029,779)		28,362,242

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.67%

MONEY MARKET FUNDS—4.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(f)(g)	25,174,592	25,174,592
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(f)(g)	3,269,091	3,269,091
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(f)	11,888,396	11,888,396

		40,332,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,332,079)		40,332,079

TOTAL INVESTMENTS IN SECURITIES—102.54%
(Cost: $830,625,644)		884,574,520
Other Assets, Less Liabilities—(2.54)%		(21,927,216)

NET ASSETS—100.00%		$862,647,304

BAB	- Build America Bonds
GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
RB	- Revenue Bond

Insured by:
AGM	- Assured Guaranty Municipal Corp.
NPFGC	- National Public Finance Guarantee Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—36.58%

AEROSPACE & DEFENSE—0.45%
Boeing Co. (The)
5.00%, 03/15/14	$200,000	$220,643
Lockheed Martin Corp.
6.15%, 09/01/36	101,000	114,313
Raytheon Co.
4.88%, 10/15/40	50,000	47,382
United Technologies Corp.
6.05%, 06/01/36	101,000	115,956

		498,294
AGRICULTURE—0.43%
Altria Group Inc.
10.20%, 02/06/39	130,000	193,545
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61,000	63,098
Philip Morris International Inc.
5.65%, 05/16/18	140,000	159,364
Reynolds American Inc.
7.25%, 06/15/37	51,000	56,076

		472,083
AIRLINES—0.09%
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21(a)	50,000	48,750
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19(a)	49,284	49,407

		98,157
AUTO MANUFACTURERS—0.16%
Daimler Finance North America LLC
6.50%, 11/15/13	154,000	171,755

		171,755
AUTO PARTS & EQUIPMENT—0.05%
Johnson Controls Inc.
4.25%, 03/01/21	50,000	50,711

		50,711
BANKS—6.99%
BAC Capital Trust XI
6.63%, 05/23/36	50,000	50,000
Bank of America Corp.
4.88%, 01/15/13	202,000	212,994
5.42%, 03/15/17	200,000	209,390
5.65%, 05/01/18	150,000	159,685
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	2,500,000	2,573,218
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	130,000	140,784
Bank of Nova Scotia
4.38%, 01/13/21	50,000	51,561
Barclays Bank PLC
5.20%, 07/10/14	250,000	273,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

BB&T Corp.
6.85%, 04/30/19(a)	124,000	146,836
Comerica Inc.
3.00%, 09/16/15	50,000	50,931
Credit Suisse New York
5.30%, 08/13/19	100,000	109,367
Deutsche Bank AG London
6.00%, 09/01/17	132,000	149,671
HSBC Holdings PLC
6.50%, 05/02/36	102,000	107,114
KfW
2.00%, 01/17/12(a)	500,000	505,364
5.13%, 03/14/16	605,000	696,693
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	202,000	230,473
Lloyds TSB Bank PLC
6.38%, 01/21/21	100,000	105,699
National City Corp.
4.90%, 01/15/15(a)	170,000	185,653
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250,000	264,632
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	104,000	105,672
6.13%, 01/11/21	100,000	105,139
SunTrust Banks Inc.
5.25%, 11/05/12	94,000	98,800
UBS AG Stamford
5.88%, 12/20/17	250,000	282,330
US Bank N.A.
4.80%, 04/15/15	184,000	200,313
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255,000	288,374
Wells Fargo & Co.
5.63%, 12/11/17	200,000	225,371
Westpac Banking Corp.
4.20%, 02/27/15	125,000	133,280

		7,662,908
BEVERAGES—0.63%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	190,000	204,253
8.20%, 01/15/39	75,000	105,718
Diageo Capital PLC
5.88%, 09/30/36	81,000	89,800
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50,000	50,760
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	101,000	128,388
PepsiCo Inc.
7.90%, 11/01/18	90,000	116,003

		694,922
BIOTECHNOLOGY—0.15%
Amgen Inc.
5.70%, 02/01/19	140,000	160,034

		160,034

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

BUILDING MATERIALS—0.20%
CRH America Inc.
5.30%, 10/15/13	202,000	216,553

		216,553
CHEMICALS—0.51%
Dow Chemical Co. (The)
4.25%, 11/15/20	100,000	98,995
6.00%, 10/01/12	204,000	217,708
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	81,000	91,922
Eastman Chemical Co.
3.00%, 12/15/15	50,000	50,661
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50,000	50,413
PPG Industries Inc.
3.60%, 11/15/20	50,000	48,820

		558,519
COMMERCIAL SERVICES—0.17%
McKesson Corp.
5.70%, 03/01/17	61,000	69,503
Western Union Co. (The)
5.25%, 04/01/20	108,000	115,077

		184,580
COMPUTERS—0.60%
Dell Inc.
4.63%, 04/01/21(a)	100,000	102,170
Hewlett-Packard Co.
4.75%, 06/02/14	275,000	301,371
International Business Machines Corp.
4.75%, 11/29/12	132,000	140,206
5.70%, 09/14/17	100,000	115,739

		659,486
COSMETICS & PERSONAL CARE—0.05%
Procter & Gamble Co. (The)
5.55%, 03/05/37	51,000	56,979

		56,979
DISTRIBUTION & WHOLESALE—0.05%
Ingram Micro Inc.
5.25%, 09/01/17	50,000	52,051

		52,051
DIVERSIFIED FINANCIAL SERVICES—5.58%
American Express Co.
6.80%, 09/01/16(b)	81,000	85,253
8.15%, 03/19/38	103,000	142,765
Associates Corp. of North America
6.95%, 11/01/18	103,000	118,754
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	202,000	224,875
BP Capital Markets PLC
3.88%, 03/10/15	150,000	158,444
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250,000	319,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Citigroup Inc.
6.00%, 10/31/33	127,000	125,371
6.13%, 11/21/17	190,000	211,805
8.50%, 05/22/19	170,000	213,186
Countrywide Financial Corp.
5.80%, 06/07/12	101,000	105,979
Credit Suisse (USA) Inc.
5.38%, 03/02/16	142,000	159,244
Eksportfinans A/S
3.00%, 11/17/14	234,000	245,741
General Electric Capital Corp.
5.63%, 09/15/17	203,000	227,289
5.88%, 01/14/38	132,000	136,326
6.75%, 03/15/32	208,000	238,391
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	143,000	154,964
6.15%, 04/01/18	100,000	108,989
6.60%, 01/15/12	234,000	242,640
6.75%, 10/01/37	221,000	223,557
HSBC Finance Corp.
6.68%, 01/15/21(c)	157,000	168,199
Jefferies Group Inc.
8.50%, 07/15/19(a)	87,000	103,900
John Deere Capital Corp.
7.00%, 03/15/12	152,000	159,875
JPMorgan Chase & Co.
4.25%, 10/15/20	200,000	194,700
5.38%, 10/01/12	153,000	161,806
5.75%, 01/02/13	153,000	163,110
JPMorgan Chase Capital XXV
6.80%, 10/01/37	100,000	102,403
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	132,000	139,938
6.11%, 01/29/37	100,000	98,145
6.40%, 08/28/17	203,000	228,028
Morgan Stanley
5.75%, 10/18/16	355,000	390,402
5.75%, 01/25/21	100,000	104,273
6.00%, 04/28/15	187,000	206,893
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	203,000	213,137
SLM Corp.
5.38%, 05/15/14	132,000	135,960
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(b)	100,000	102,500

		6,116,325
ELECTRIC—2.54%
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100,000	105,119
Constellation Energy Group Inc.
4.55%, 06/15/15	92,000	98,804
Detroit Edison Co. (The)
3.45%, 10/01/20	50,000	49,017

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Dominion Resources Inc.
4.45%, 03/15/21	100,000	102,381
5.15%, 07/15/15	143,000	159,005
Duke Capital LLC
6.25%, 02/15/13	152,000	163,528
Duke Energy Corp.
6.25%, 01/15/12	101,000	104,594
Duke Energy Ohio Inc.
5.45%, 04/01/19	100,000	113,249
Entergy Arkansas Inc.
3.75%, 02/15/21	100,000	96,821
Exelon Corp.
4.90%, 06/15/15	102,000	110,171
Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	165,253
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100,000	107,862
Florida Power & Light Co.
5.95%, 02/01/38	94,000	105,490
Indiana Michigan Power Co.
7.00%, 03/15/19	134,000	158,688
LG&E and KU Energy LLC
2.13%, 11/15/15(c)	50,000	48,783
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	102,000	111,223
Oncor Electric Delivery Co.
7.00%, 09/01/22	101,000	121,101
Pacific Gas & Electric Co.
4.80%, 03/01/14	112,000	122,161
6.05%, 03/01/34	100,000	108,787
Progress Energy Inc.
4.40%, 01/15/21	100,000	102,757
PSEG Power LLC
8.63%, 04/15/31	61,000	79,819
Southern California Edison Co.
6.00%, 01/15/34	92,000	102,963
Southern Power Co. Series B
6.25%, 07/15/12	190,000	201,285
Xcel Energy Inc.
6.50%, 07/01/36	125,000	142,725

		2,781,586
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
Emerson Electric Co.
4.25%, 11/15/20(a)	110,000	115,950

		115,950
ELECTRONICS—0.05%
Arrow Electronics Inc.
5.13%, 03/01/21	50,000	50,471

		50,471
ENVIRONMENTAL CONTROL—0.12%
Republic Services Inc.
5.50%, 09/15/19	75,000	82,473

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Waste Management Inc.
7.00%, 07/15/28	41,000	48,392

		130,865
FOOD—0.73%
Campbell Soup Co.
3.05%, 07/15/17	50,000	51,326
Hershey Co. (The)
4.13%, 12/01/20	50,000	51,484
Kellogg Co.
4.15%, 11/15/19(a)	130,000	134,206
Kraft Foods Inc.
6.13%, 02/01/18(a)	200,000	229,675
6.50%, 02/09/40	50,000	56,187
Kroger Co. (The)
5.50%, 02/01/13	101,000	108,166
Safeway Inc.
3.95%, 08/15/20(a)	50,000	49,236
Unilever Capital Corp.
5.90%, 11/15/32	102,000	115,369

		795,649
FOREST PRODUCTS & PAPER—0.11%
International Paper Co.
7.30%, 11/15/39	100,000	115,729

		115,729
GAS—0.11%
ONEOK Inc.
6.00%, 06/15/35	61,000	62,527
Sempra Energy
6.00%, 10/15/39	55,000	59,295

		121,822
HEALTH CARE - PRODUCTS—0.14%
Johnson & Johnson
5.55%, 08/15/17	90,000	104,905
St. Jude Medical Inc.
2.50%, 01/15/16	50,000	50,460

		155,365
HEALTH CARE - SERVICES—0.46%
Aetna Inc.
6.75%, 12/15/37	100,000	116,017
CIGNA Corp.
4.38%, 12/15/20	50,000	50,678
UnitedHealth Group Inc.
5.38%, 03/15/16	140,000	156,121
5.80%, 03/15/36	51,000	52,664
WellPoint Inc.
5.25%, 01/15/16	120,000	134,381

		509,861
HOUSEHOLD PRODUCTS & WARES—0.11%
Kimberly-Clark Corp.
6.13%, 08/01/17	103,000	122,342

		122,342

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

INSURANCE—1.46%
Aflac Inc.
3.45%, 08/15/15(a)	50,000	51,302
Allstate Corp. (The)
5.55%, 05/09/35	132,000	132,425
American International Group Inc.
5.45%, 05/18/17	170,000	178,920
8.18%, 05/15/38(b)	50,000	55,000
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	122,000	134,364
Chubb Corp. (The)
5.75%, 05/15/18	150,000	169,679
CNA Financial Corp.
5.88%, 08/15/20(a)	25,000	26,652
Hartford Financial Services Group Inc.
5.50%, 03/30/20	75,000	78,899
Lincoln National Corp.
8.75%, 07/01/19	50,000	64,183
MetLife Inc.
5.00%, 06/15/15	304,000	333,775
Prudential Financial Inc.
5.70%, 12/14/36	101,000	101,196
Prudential Financial Inc. Series D
4.75%, 09/17/15	100,000	108,093
Travelers Companies Inc. (The)
5.80%, 05/15/18	150,000	168,176

		1,602,664
IRON & STEEL—0.12%
ArcelorMittal SA
9.85%, 06/01/19	100,000	128,595

		128,595
MACHINERY—0.22%
Caterpillar Inc.
5.70%, 08/15/16	204,000	237,852

		237,852
MANUFACTURING—0.49%
General Electric Co.
5.00%, 02/01/13	254,000	271,112
Honeywell International Inc.
5.00%, 02/15/19	110,000	122,226
Tyco International Ltd.
6.88%, 01/15/21	125,000	149,585

		542,923
MEDIA—1.61%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	143,000	160,919
Comcast Corp.
6.45%, 03/15/37	132,000	143,107
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.00%, 03/01/21	100,000	103,741
6.00%, 08/15/40	50,000	50,720
NBC Universal Inc.
4.38%, 04/01/21(c)	100,000	99,083

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

News America Inc.
5.30%, 12/15/14	183,000	204,373
6.15%, 02/15/41(c)	75,000	77,015
Time Warner Cable Inc.
6.55%, 05/01/37	81,000	86,202
7.50%, 04/01/14	140,000	162,053
8.25%, 04/01/19	75,000	93,103
Time Warner Inc.
7.70%, 05/01/32	202,000	245,202
Viacom Inc.
4.50%, 03/01/21(a)	100,000	101,408
7.88%, 07/30/30	57,000	68,661
Walt Disney Co. (The)
6.38%, 03/01/12	158,000	165,067

		1,760,654
MINING—1.03%
Alcoa Inc.
5.55%, 02/01/17(a)	61,000	66,365
5.95%, 02/01/37	61,000	60,555
Barrick North America Finance LLC
4.40%, 05/30/21(c)	100,000	100,800
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	193,000	206,804
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	155,000	169,338
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50,000	49,239
9.00%, 05/01/19	88,000	117,454
Teck Resources Ltd.
4.50%, 01/15/21	100,000	102,497
Vale Overseas Ltd.
6.25%, 01/23/17	152,000	173,161
6.88%, 11/21/36	75,000	82,101

		1,128,314
MULTI-NATIONAL—1.35%
Asian Development Bank
2.75%, 05/21/14(a)	309,000	324,909
European Investment Bank
4.63%, 05/15/14	605,000	667,740
Inter-American Development Bank
5.13%, 09/13/16(a)	203,000	234,908
International Bank for Reconstruction and Development
2.00%, 04/02/12	250,000	253,586

		1,481,143
OFFICE & BUSINESS EQUIPMENT—0.13%
Xerox Corp.
5.63%, 12/15/19	125,000	137,662

		137,662
OIL & GAS—2.27%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202,000	228,101

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Apache Corp.
5.25%, 04/15/13	101,000	109,203
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61,000	67,964
ConocoPhillips Holding Co.
6.95%, 04/15/29	204,000	250,485
Devon Energy Corp.
7.95%, 04/15/32	57,000	76,501
EnCana Holdings Finance Corp.
5.80%, 05/01/14	190,000	212,340
EOG Resources Inc.
4.10%, 02/01/21	100,000	100,387
Hess Corp.
7.13%, 03/15/33	51,000	61,772
Marathon Petroleum Corp.
5.13%, 03/01/21(c)	50,000	52,115
Nexen Inc.
6.20%, 07/30/19	50,000	56,771
7.50%, 07/30/39	50,000	58,336
NuStar Logistics LP
4.80%, 09/01/20	25,000	25,276
Pemex Project Funding Master Trust
6.63%, 06/15/35	202,000	210,080
Petrobras International Finance Co.
5.75%, 01/20/20	234,000	247,673
Shell International Finance BV
6.38%, 12/15/38	100,000	118,329
Statoil ASA
5.25%, 04/15/19	100,000	111,505
Suncor Energy Inc.
6.10%, 06/01/18	150,000	172,515
Talisman Energy Inc.
3.75%, 02/01/21	50,000	47,912
Total Capital SA
4.13%, 01/28/21	100,000	102,353
Transocean Inc.
6.50%, 11/15/20	100,000	114,016
Valero Energy Corp.
7.50%, 04/15/32	51,000	59,659

		2,483,293
OIL & GAS SERVICES—0.18%
Weatherford International Ltd.
9.63%, 03/01/19	150,000	196,353

		196,353
PHARMACEUTICALS—1.31%
Abbott Laboratories
5.88%, 05/15/16	101,000	117,980
AmerisourceBergen Corp.
5.88%, 09/15/15	101,000	114,081
AstraZeneca PLC
5.40%, 09/15/12	132,000	140,092
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45,000	50,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Eli Lilly and Co.
5.55%, 03/15/37	81,000	86,126
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158,000	181,110
Merck & Co. Inc.
4.75%, 03/01/15	90,000	99,107
Pfizer Inc.
7.20%, 03/15/39	80,000	102,312
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	200,000	220,570
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101,000	112,206
Wyeth
5.50%, 02/01/14	193,000	213,672

		1,437,993
PIPELINES—0.81%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21(c)	25,000	25,388
Energy Transfer Partners LP
5.65%, 08/01/12	160,000	167,902
Enterprise Products Operating LP
5.60%, 10/15/14	142,000	158,225
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	92,000	99,175
Magellan Midstream Partners LP
4.25%, 02/01/21	100,000	100,621
Plains All American Pipeline LP
3.95%, 09/15/15	100,000	105,282
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114,000	140,996
Williams Partners LP
5.25%, 03/15/20	84,000	90,930

		888,519
REAL ESTATE INVESTMENT TRUSTS—0.51%
Boston Properties LP
4.13%, 05/15/21	150,000	145,750
ERP Operating LP
5.25%, 09/15/14	84,000	92,297
HCP Inc.
6.70%, 01/30/18	134,000	152,447
Simon Property Group LP
5.65%, 02/01/20	150,000	165,075

		555,569
RETAIL—1.07%
Costco Wholesale Corp.
5.50%, 03/15/17	81,000	94,167
CVS Caremark Corp.
4.75%, 05/18/20	25,000	26,207
6.13%, 08/15/16(a)	61,000	70,379
Home Depot Inc. (The)
5.40%, 03/01/16	102,000	115,076
5.88%, 12/16/36	63,000	65,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Lowe’s Companies Inc.
6.88%, 02/15/28	25,000	29,774
McDonald’s Corp.
5.35%, 03/01/18	130,000	148,274
Target Corp.
7.00%, 01/15/38	103,000	126,878
Wal-Mart Stores Inc.
4.55%, 05/01/13	337,000	361,344
5.63%, 04/15/41	75,000	78,685
6.50%, 08/15/37	50,000	58,242

		1,174,317
SOFTWARE—0.27%
Microsoft Corp.
4.50%, 10/01/40	50,000	46,569
Oracle Corp.
5.25%, 01/15/16	132,000	149,484
5.38%, 07/15/40(c)	100,000	102,524

		298,577
TELECOMMUNICATIONS—2.70%
America Movil SAB de CV
6.13%, 03/30/40	100,000	108,133
American Tower Corp.
5.05%, 09/01/20	50,000	49,994
AT&T Inc.
6.55%, 02/15/39	150,000	165,949
BellSouth Corp.
6.00%, 11/15/34	202,000	206,998
British Telecom PLC
9.88%, 12/15/30	31,000	44,183
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	160,000	176,858
Cisco Systems Inc.
4.45%, 01/15/20	130,000	135,665
5.50%, 02/22/16	101,000	115,444
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61,000	83,098
Embarq Corp.
7.08%, 06/01/16	177,000	201,169
France Telecom SA
8.50%, 03/01/31	102,000	141,258
Qwest Corp.
6.88%, 09/15/33	31,000	29,868
8.88%, 03/15/12	81,000	85,354
Rogers Wireless Inc.
6.38%, 03/01/14	61,000	68,939
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	304,000	314,659
Telecom Italia Capital SA
5.25%, 10/01/15	160,000	169,583
Telefonica Emisiones SAU
3.99%, 02/16/16(a)	200,000	204,765
Telefonica Europe BV
8.25%, 09/15/30	77,000	95,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Verizon Communications Inc.
5.55%, 02/15/16	132,000	149,208
7.35%, 04/01/39	184,000	225,940
Vodafone Group PLC
5.75%, 03/15/16(a)	162,000	184,529

		2,956,648
TRANSPORTATION—0.46%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	102,000	112,520
CSX Corp.
4.25%, 06/01/21	50,000	50,240
6.22%, 04/30/40	25,000	27,376
Norfolk Southern Corp.
7.05%, 05/01/37	51,000	63,200
Union Pacific Corp.
5.78%, 07/15/40	80,000	85,224
United Parcel Service Inc.
4.50%, 01/15/13	160,000	169,744

		508,304

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,298,733)		40,072,377

FOREIGN GOVERNMENT BONDS & NOTES(d)—2.79%

BRAZIL—0.66%
Brazil (Federative Republic of)
6.00%, 01/17/17	300,000	345,450
8.00%, 01/15/18	317,333	381,435

		726,885
CANADA—0.85%
Export Development Canada
3.13%, 04/24/14	204,000	216,979
Nova Scotia (Province of)
2.38%, 07/21/15	100,000	102,904
Ontario (Province of)
2.30%, 05/10/16	150,000	151,441
4.95%, 11/28/16	160,000	182,187
Quebec (Province of)
5.00%, 03/01/16	122,000	138,852
7.50%, 09/15/29	102,000	140,161

		932,524
ITALY—0.26%
Italy (Republic of)
4.50%, 01/21/15	260,000	279,336

		279,336
JAPAN—0.09%
Japan Finance Corp.
2.50%, 01/21/16	100,000	102,133

		102,133
MEXICO—0.42%
United Mexican States
6.38%, 01/16/13	193,000	208,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

7.50%, 04/08/33	204,000	256,530

		465,452
PANAMA—0.11%
Panama (Republic of)
6.70%, 01/26/36	100,000	116,000

		116,000
PERU—0.22%
Peru (Republic of)
7.13%, 03/30/19	200,000	239,500

		239,500
POLAND—0.18%
Poland (Republic of)
6.38%, 07/15/19	170,000	194,225

		194,225

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,886,959)		3,056,055

MUNICIPAL DEBT OBLIGATIONS—1.25%
CALIFORNIA—0.56%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/41	100,000	112,296
Los Angeles Community College District GO BAB
6.75%, 08/01/42	100,000	118,373
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	50,000	57,117
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	80,000	81,827
State of California GO BAB
7.30%, 10/01/39	215,000	245,240

		614,853
GEORGIA—0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
6.66%, 04/01/18	80,000	77,684

		77,684
ILLINOIS—0.19%
State of Illinois GO
5.10%, 06/01/33	235,000	206,922

		206,922
MASSACHUSETTS—0.06%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	75,000	71,783

		71,783
NEW YORK—0.17%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	60,000	74,849
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100,000	107,764

		182,613
OHIO—0.20%
American Municipal Power–Ohio Inc. RB Electric Power & Light Revenues BAB Series E
6.27%, 02/15/21	50,000	50,866

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170,000	169,417

		220,283

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,309,353)		1,374,138

U.S. GOVERNMENT & AGENCY OBLIGATIONS—56.64%

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.08%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	1,634,000	1,741,968
4.50%, 01/15/15(a)	1,100,000	1,225,951
4.88%, 06/13/18(a)	504,000	577,708
5.13%, 07/15/12(a)	340,000	358,396
Federal National Mortgage Association
1.25%, 06/22/12	1,907,000	1,926,402
5.00%, 04/15/15	1,400,000	1,590,669
5.38%, 06/12/17	400,000	468,145
6.63%, 11/15/30	740,000	960,757

		8,849,996
U.S. GOVERNMENT OBLIGATIONS—48.56%
U.S. Treasury Bonds
3.88%, 08/15/40	650,000	611,910
4.25%, 11/15/40(a)	730,000	733,373
4.50%, 08/15/39(a)	2,268,000	2,382,103
4.75%, 02/15/41(a)	1,080,000	1,179,198
7.63%, 02/15/25(a)	2,180,000	3,155,855
8.13%, 08/15/19(a)	1,280,000	1,806,144
U.S. Treasury Notes
0.63%, 04/30/13(a)	2,500,000	2,509,000
1.00%, 01/15/14(a)	900,000	908,082
1.25%, 03/15/14(a)	2,500,000	2,537,900
1.25%, 04/15/14(a)	2,500,000	2,536,525
1.38%, 09/15/12	2,735,000	2,773,673
1.38%, 05/15/13	720,000	733,075
2.00%, 04/30/16(a)	3,000,000	3,049,320
2.13%, 02/29/16(a)	1,000,000	1,025,450
2.38%, 07/31/17	2,800,000	2,843,904
2.50%, 04/30/15(a)	2,127,000	2,234,073
3.25%, 03/31/17	272,000	291,026
3.63%, 08/15/19(a)	5,780,000	6,196,507
3.63%, 02/15/21	350,000	368,074
4.63%, 11/15/16(a)	6,066,000	6,952,849
4.75%, 05/15/14(a)	7,500,000	8,374,726

		53,202,767

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $59,524,036)		62,052,763

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—37.60%

MONEY MARKET FUNDS—37.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(e)(f)(g)	35,002,738	35,002,738
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	4,545,343	4,545,343
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	1,647,864	1,647,864

		41,195,945

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,195,945)		41,195,945

TOTAL INVESTMENTS IN SECURITIES—134.86%
(Cost: $142,215,026)		147,751,278
Other Assets, Less Liabilities—(34.86)%		(38,188,874)

NET ASSETS—100.00%		$109,562,404

BAB	- Build America Bonds
FDIC	- Federal Deposit Insurance Corp.
GO	- General Obligation
GOL	- General Obligation Limited
RB	- Revenue Bond

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Investments are denominated in U.S. dollars.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—91.51%

ADVERTISING—0.04%
Omnicom Group Inc.
4.45%, 08/15/20	$400,000	$399,956
6.25%, 07/15/19	1,000,000	1,132,386

		1,532,342
AEROSPACE & DEFENSE—0.98%
Boeing Co. (The)
1.88%, 11/20/12	4,000,000	4,076,465
4.88%, 02/15/20	1,250,000	1,368,073
6.00%, 03/15/19	2,550,000	2,990,540
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750,000	1,901,987
General Dynamics Corp.
4.25%, 05/15/13	2,500,000	2,670,714
5.25%, 02/01/14	1,174,000	1,304,181
Goodrich Corp.
3.60%, 02/01/21	1,500,000	1,440,499
L-3 Communications Corp.
4.75%, 07/15/20	1,250,000	1,282,460
4.95%, 02/15/21	1,100,000	1,142,825
5.20%, 10/15/19	1,300,000	1,386,112
Lockheed Martin Corp.
4.25%, 11/15/19	1,250,000	1,293,017
Northrop Grumman Corp.
3.70%, 08/01/14	2,500,000	2,659,560
Raytheon Co.
4.40%, 02/15/20	2,550,000	2,658,406
6.40%, 12/15/18	500,000	588,074
Rockwell Collins Inc.
5.25%, 07/15/19	200,000	222,299
United Technologies Corp.
4.50%, 04/15/20	1,500,000	1,599,272
4.88%, 05/01/15	3,000,000	3,365,623
6.13%, 02/01/19	1,711,000	2,010,544

		33,960,651
AGRICULTURE—1.18%
Altria Group Inc.
4.13%, 09/11/15	1,000,000	1,063,474
4.75%, 05/05/21	2,750,000	2,788,916
8.50%, 11/10/13	2,850,000	3,317,756
9.25%, 08/06/19	2,625,000	3,459,464
9.70%, 11/10/18	3,555,000	4,752,743
Archer-Daniels-Midland Co.
4.48%, 03/01/21	2,000,000	2,092,957
5.45%, 03/15/18	750,000	848,748
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350,000	363,732
5.35%, 04/15/14	2,375,000	2,572,152
8.50%, 06/15/19	900,000	1,105,012

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Security	Principal	Value
Lorillard Tobacco Co.
6.88%, 05/01/20	1,000,000	1,114,422
8.13%, 06/23/19	800,000	961,177
Philip Morris International Inc.
2.50%, 05/16/16	1,700,000	1,715,948
4.13%, 05/17/21	1,000,000	1,010,936
4.50%, 03/26/20	1,750,000	1,831,541
4.88%, 05/16/13	2,450,000	2,637,284
5.65%, 05/16/18	3,333,000	3,794,016
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,539,283
7.25%, 06/01/13	1,950,000	2,169,011
7.63%, 06/01/16	1,500,000	1,816,125

		40,954,697
AIRLINES—0.23%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22(a)	400,000	391,000
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21(a)	200,000	195,000
Delta Airlines Inc. Series 2010-1 Class A
6.20%, 07/02/18	1,976,584	2,060,589
Southwest Airlines Co.
5.75%, 12/15/16(a)	2,000,000	2,209,020
United Airlines 2009-1 Pass Through Trust
10.40%, 05/01/18(a)	2,727,362	3,116,011

		7,971,620
AUTO MANUFACTURERS—0.11%
Daimler Finance North America LLC
6.50%, 11/15/13	3,333,000	3,717,265

		3,717,265
AUTO PARTS & EQUIPMENT—0.12%
BorgWarner Inc.
4.63%, 09/15/20	600,000	610,136
Johnson Controls Inc.
4.25%, 03/01/21	1,000,000	1,014,228
5.50%, 01/15/16	2,200,000	2,480,340

		4,104,704
BANKS—15.80%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,250,000	1,254,464
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,302,844
6.00%, 09/13/17	750,000	859,963
American Express Centurion Bank
6.00%, 09/13/17	1,250,000	1,433,272
Bank of America Corp.
3.63%, 03/17/16	3,750,000	3,813,737
3.70%, 09/01/15(a)	5,500,000	5,677,100
4.50%, 04/01/15	6,000,000	6,370,660
4.88%, 01/15/13	5,870,000	6,189,464
4.90%, 05/01/13	2,000,000	2,119,506

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

5.42%, 03/15/17	3,000,000	3,140,844
5.49%, 03/15/19	2,250,000	2,291,066
5.63%, 07/01/20	3,250,000	3,408,622
5.65%, 05/01/18	5,575,000	5,934,956
5.75%, 12/01/17	5,500,000	5,967,988
6.50%, 08/01/16	2,250,000	2,573,392
7.38%, 05/15/14	5,000,000	5,706,554
7.63%, 06/01/19	2,750,000	3,240,931
Bank of America N.A.
5.30%, 03/15/17	2,000,000	2,113,085
6.10%, 06/15/17	5,850,000	6,327,628
Bank of Montreal
1.75%, 04/29/14	2,000,000	2,018,545
2.13%, 06/28/13	1,000,000	1,022,695
Bank of New York Mellon Corp. (The)
2.95%, 06/18/15(a)	2,000,000	2,070,454
3.10%, 01/15/15	500,000	515,778
4.15%, 02/01/21	1,000,000	1,011,829
4.30%, 05/15/14	8,250,000	8,934,395
4.60%, 01/15/20	925,000	975,409
4.95%, 11/01/12	3,333,000	3,519,322
5.45%, 05/15/19	1,500,000	1,665,191
Bank of Nova Scotia
2.25%, 01/22/13	2,000,000	2,048,956
2.90%, 03/29/16	2,000,000	2,043,583
3.40%, 01/22/15	6,000,000	6,317,595
4.38%, 01/13/21	650,000	670,289
Barclays Bank PLC
2.38%, 01/13/14	2,000,000	2,040,917
2.50%, 01/23/13	3,900,000	3,988,276
5.00%, 09/22/16	2,000,000	2,158,301
5.13%, 01/08/20	5,250,000	5,424,660
5.14%, 10/14/20	1,000,000	975,943
5.20%, 07/10/14	3,000,000	3,282,768
5.45%, 09/12/12	2,400,000	2,542,288
6.75%, 05/22/19	1,750,000	2,017,628
BB&T Corp.
2.05%, 04/28/14	2,000,000	2,021,274
3.20%, 03/15/16	750,000	767,103
3.85%, 07/27/12	1,000,000	1,033,630
5.20%, 12/23/15	2,137,000	2,361,057
5.25%, 11/01/19(a)	2,100,000	2,224,246
5.70%, 04/30/14	2,700,000	2,991,599
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	1,500,000	1,499,001
BNP Paribas SA
2.13%, 12/21/12	2,150,000	2,189,020
3.25%, 03/11/15	1,000,000	1,030,917
3.60%, 02/23/16	1,500,000	1,530,137
5.00%, 01/15/21	6,500,000	6,633,742
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	1,500,000	1,507,847
2.35%, 12/11/15(a)	1,700,000	1,695,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Charter One Bank N.A.
6.38%, 05/15/12	1,000,000	1,032,338
China Development Bank
5.00%, 10/15/15	1,000,000	1,099,049
Comerica Bank
5.20%, 08/22/17	2,700,000	2,932,794
Credit Suisse
5.40%, 01/14/20	4,000,000	4,167,368
Credit Suisse New York
3.45%, 07/02/12	2,000,000	2,060,575
3.50%, 03/23/15	2,500,000	2,605,220
4.38%, 08/05/20	1,750,000	1,770,284
5.00%, 05/15/13	5,200,000	5,568,533
5.30%, 08/13/19	1,500,000	1,640,502
5.50%, 05/01/14	4,000,000	4,421,813
6.00%, 02/15/18	2,000,000	2,196,014
Deutsche Bank AG London
2.38%, 01/11/13	2,000,000	2,043,290
3.25%, 01/11/16	1,000,000	1,023,301
3.45%, 03/30/15(a)	4,450,000	4,621,815
4.88%, 05/20/13	3,900,000	4,159,447
5.38%, 10/12/12	4,000,000	4,235,477
6.00%, 09/01/17	3,504,000	3,973,084
Discover Bank
7.00%, 04/15/20	500,000	565,149
8.70%, 11/18/19	1,000,000	1,233,246
Export-Import Bank of Korea (The)
5.13%, 06/29/20(a)	2,450,000	2,529,668
5.50%, 10/17/12	2,550,000	2,678,277
8.13%, 01/21/14	4,650,000	5,341,294
Fifth Third Bancorp
3.63%, 01/25/16	1,700,000	1,742,877
4.50%, 06/01/18	500,000	498,496
5.45%, 01/15/17	1,300,000	1,384,671
6.25%, 05/01/13	1,500,000	1,629,130
Fifth Third Capital Trust IV
6.50%, 04/15/17(b)	500,000	495,000
First Horizon National Corp.
5.38%, 12/15/15	1,000,000	1,074,196
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500,000	2,653,280
HSBC Holdings PLC
5.10%, 04/05/21	3,000,000	3,112,528
5.25%, 12/12/12	1,711,000	1,808,608
ICICI Bank Ltd.
6.63%, 10/03/12(c)	1,500,000	1,584,262
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	6,341,000	7,123,638
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,680,990
5.70%, 08/15/12	1,350,000	1,431,000
KeyCorp
3.75%, 08/13/15	2,000,000	2,071,628
5.10%, 03/24/21	450,000	463,967

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

KfW
1.25%, 06/15/12	2,000,000	2,018,967
1.25%, 10/26/15(a)	2,000,000	1,966,375
1.38%, 07/15/13	3,750,000	3,807,589
1.38%, 01/13/14	5,500,000	5,576,777
1.88%, 01/14/13	10,500,000	10,740,048
2.00%, 01/17/12	3,000,000	3,032,184
2.63%, 03/03/15(a)	5,100,000	5,338,702
2.63%, 02/16/16	3,000,000	3,115,949
2.75%, 10/21/14(a)	2,500,000	2,629,759
2.75%, 09/08/20	750,000	724,570
3.25%, 03/15/13	6,750,000	7,076,038
3.50%, 05/16/13	6,500,000	6,868,375
3.50%, 03/10/14	9,350,000	10,006,064
4.00%, 01/27/20(a)	3,500,000	3,738,615
4.50%, 07/16/18(a)	6,047,000	6,764,210
4.75%, 05/15/12	2,500,000	2,604,614
4.88%, 01/17/17	6,000,000	6,845,506
4.88%, 06/17/19	3,000,000	3,423,706
KfW Series G
4.38%, 03/15/18	14,250,000	15,840,126
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12(a)	1,200,000	1,232,934
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	3,000,000	3,006,173
2.50%, 02/15/16(a)	2,000,000	2,053,230
3.13%, 07/15/15	6,000,000	6,351,313
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,857,135
Lloyds TSB Bank PLC
4.88%, 01/21/16	3,700,000	3,845,415
6.38%, 01/21/21	2,600,000	2,748,166
Manufacturers and Traders Trust Co.
6.63%, 12/04/17	1,000,000	1,159,124
National City Corp.
4.90%, 01/15/15	1,322,000	1,443,726
Northern Trust Corp.
3.45%, 11/04/20	650,000	632,072
4.63%, 05/01/14	1,000,000	1,094,142
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500,000	1,517,206
4.75%, 10/16/12	3,333,000	3,528,080
4.88%, 02/16/16(a)	4,250,000	4,809,259
5.00%, 04/25/17(a)	1,800,000	2,055,193
PNC Funding Corp.
4.25%, 09/21/15(d)	750,000	803,598
4.38%, 08/11/20(d)	2,000,000	2,041,571
5.13%, 02/08/20(d)	1,500,000	1,616,927
5.25%, 11/15/15(d)	2,937,000	3,237,882
5.40%, 06/10/14(d)	3,000,000	3,309,701
5.63%, 02/01/17(d)	1,750,000	1,912,409
Rabobank Nederland
2.13%, 10/13/15	500,000	496,407
4.50%, 01/11/21	5,850,000	6,090,446

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Royal Bank of Canada
1.13%, 01/15/14	1,000,000	1,000,035
2.10%, 07/29/13	1,000,000	1,026,342
2.63%, 12/15/15	2,000,000	2,033,166
Royal Bank of Canada New York
2.25%, 03/15/13	500,000	509,780
Royal Bank of Scotland Group PLC
3.40%, 08/23/13	1,450,000	1,490,250
3.95%, 09/21/15	3,850,000	3,897,220
4.38%, 03/16/16	500,000	509,418
4.88%, 03/16/15	2,250,000	2,369,592
5.00%, 10/01/14	2,183,000	2,218,092
5.05%, 01/08/15	2,000,000	2,030,894
6.13%, 01/11/21	4,700,000	4,941,529
6.40%, 10/21/19	1,000,000	1,059,713
Sovereign Bank
5.13%, 03/15/13	1,250,000	1,271,443
8.75%, 05/30/18	250,000	291,915
State Street Corp.
2.88%, 03/07/16	300,000	306,531
4.30%, 05/30/14	1,500,000	1,626,162
4.38%, 03/07/21	1,300,000	1,335,775
4.96%, 03/15/18	500,000	522,740
5.25%, 10/15/18	1,000,000	1,103,874
SunTrust Bank
6.00%, 09/11/17	750,000	848,552
7.25%, 03/15/18	500,000	581,825
SunTrust Banks Inc.
3.60%, 04/15/16	1,600,000	1,636,669
Swedish Export Credit Corp.
3.25%, 09/16/14	1,500,000	1,590,849
U.S. Bancorp
1.13%, 10/30/13	2,000,000	1,995,643
1.38%, 09/13/13	500,000	501,774
2.45%, 07/27/15	1,000,000	1,010,315
2.88%, 11/20/14	500,000	521,025
3.44%, 02/01/16	2,000,000	2,030,439
4.13%, 05/24/21	3,000,000	3,018,135
U.S. Bancorp Series S
2.00%, 06/14/13	1,500,000	1,526,595
UBS AG Stamford
2.25%, 01/28/14	500,000	507,720
3.88%, 01/15/15	1,900,000	2,005,523
4.88%, 08/04/20	4,000,000	4,181,683
5.75%, 04/25/18	4,950,000	5,498,906
5.88%, 12/20/17	3,533,000	3,989,892
UBS AG Stamford Series 10
5.88%, 07/15/16	2,250,000	2,466,595
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(b)	1,300,000	1,300,000
US Bank N.A.
4.80%, 04/15/15	1,692,000	1,842,004
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192,000	4,532,709

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750,000	2,994,239
5.50%, 05/01/13	6,000,000	6,473,441
5.63%, 10/15/16	4,000,000	4,467,051
5.75%, 06/15/17	3,900,000	4,410,432
5.75%, 02/01/18	2,900,000	3,257,216
Wells Fargo & Co.
3.63%, 04/15/15(a)	500,000	526,516
3.68%, 06/15/16(a)	3,900,000	4,061,630
4.38%, 01/31/13	3,000,000	3,160,655
4.60%, 04/01/21	2,000,000	2,047,479
5.00%, 11/15/14	1,000,000	1,086,632
5.13%, 09/01/12	4,000,000	4,206,104
5.13%, 09/15/16	3,750,000	4,119,819
5.63%, 12/11/17	3,897,000	4,391,359
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000,000	4,309,479
5.75%, 05/16/16	900,000	1,013,731
Westpac Banking Corp.
2.10%, 08/02/13	1,500,000	1,524,066
2.25%, 11/19/12	4,050,000	4,130,270
3.00%, 08/04/15	3,500,000	3,556,557
3.00%, 12/09/15	1,500,000	1,518,480
4.20%, 02/27/15	1,000,000	1,066,239
4.63%, 06/01/18(a)	1,650,000	1,717,467
4.88%, 11/19/19	1,000,000	1,051,252

		547,290,745
BEVERAGES—2.16%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,670,000	2,991,353
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,250,000	3,346,156
4.13%, 01/15/15	3,200,000	3,440,049
4.38%, 02/15/21	225,000	230,792
5.38%, 11/15/14	3,000,000	3,349,870
5.38%, 01/15/20	8,000,000	8,862,398
7.20%, 01/15/14	2,000,000	2,286,799
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,516,470
6.95%, 03/15/14	2,500,000	2,898,025
Brown-Forman Corp.
2.50%, 01/15/16	1,200,000	1,216,321
Coca-Cola Co. (The)
3.15%, 11/15/20	8,100,000	7,841,168
3.63%, 03/15/14	1,950,000	2,080,758
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	100,000	99,755
3.50%, 09/15/20	750,000	726,741
4.50%, 09/01/21	1,484,000	1,536,853
7.38%, 03/03/14	1,600,000	1,865,846
Diageo Capital PLC
7.38%, 01/15/14	2,750,000	3,171,266

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,744,085
5.50%, 04/01/13	1,750,000	1,887,122
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	6,850,000	6,954,208
PepsiAmericas Inc.
4.38%, 02/15/14	2,500,000	2,709,003
PepsiCo Inc.
2.50%, 05/10/16	500,000	507,722
3.10%, 01/15/15	2,800,000	2,948,359
3.13%, 11/01/20	500,000	476,129
4.50%, 01/15/20	1,500,000	1,604,917
4.65%, 02/15/13	2,433,000	2,586,330
5.00%, 06/01/18	1,950,000	2,168,484
7.90%, 11/01/18	1,322,000	1,703,953

		74,750,932
BIOTECHNOLOGY—0.47%
Amgen Inc.
3.45%, 10/01/20	1,000,000	964,989
4.85%, 11/18/14	2,500,000	2,754,614
5.70%, 02/01/19	1,711,000	1,955,843
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	300,000	306,291
Biogen Idec Inc.
6.00%, 03/01/13	3,350,000	3,581,187
Celgene Corp.
3.95%, 10/15/20	1,500,000	1,465,375
Genentech Inc.
4.75%, 07/15/15	2,000,000	2,204,984
Gilead Sciences Inc.
4.50%, 04/01/21	1,000,000	1,021,430
Life Technologies Corp.
4.40%, 03/01/15	2,000,000	2,124,924

		16,379,637
BUILDING MATERIALS—0.24%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,786,023
6.00%, 09/30/16	2,200,000	2,436,059
Lafarge SA
6.50%, 07/15/16	2,000,000	2,188,835
Owens Corning
9.00%, 06/15/19	1,640,000	1,967,414

		8,378,331
CHEMICALS—1.32%
Airgas Inc.
2.85%, 10/01/13	1,000,000	1,023,486
Albemarle Corp.
4.50%, 12/15/20	1,000,000	1,015,445
Dow Chemical Co. (The)
2.50%, 02/15/16	1,000,000	991,695
4.25%, 11/15/20	4,000,000	3,959,815
4.85%, 08/15/12	1,950,000	2,041,720
5.70%, 05/15/18	1,300,000	1,445,453

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

5.90%, 02/15/15(a)	1,750,000	1,973,240
6.00%, 10/01/12	1,322,000	1,410,833
7.60%, 05/15/14	2,600,000	3,030,197
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	1,000,000	1,018,677
3.25%, 01/15/15	4,400,000	4,616,596
4.63%, 01/15/20	4,250,000	4,514,991
5.00%, 01/15/13	555,000	592,334
5.88%, 01/15/14(a)	578,000	644,994
6.00%, 07/15/18	2,250,000	2,609,367
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,415,083
Monsanto Co.
2.75%, 04/15/16	650,000	665,253
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	700,000	705,785
5.25%, 05/15/14(a)	2,750,000	3,034,955
PPG Industries Inc.
1.90%, 01/15/16	100,000	97,016
3.60%, 11/15/20	100,000	97,640
5.75%, 03/15/13	2,000,000	2,158,058
6.65%, 03/15/18	584,000	694,240
Praxair Inc.
3.25%, 09/15/15	1,950,000	2,050,604
5.25%, 11/15/14	1,666,000	1,877,196
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,224,091
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500,000	524,834
Sigma-Aldrich Corp.
3.38%, 11/01/20	350,000	336,947

		45,770,545
COMMERCIAL SERVICES—0.50%
Block Financial LLC
5.13%, 10/30/14(a)	1,000,000	1,035,000
Cornell University
5.45%, 02/01/19	750,000	850,220
Emory University
5.63%, 09/01/19	1,000,000	1,145,623
Johns Hopkins University
5.25%, 07/01/19	750,000	843,338
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,842,388
Moody’s Corp.
5.50%, 09/01/20(a)	800,000	835,252
Princeton University Series A
4.95%, 03/01/19	500,000	555,240
SAIC Inc.
4.45%, 12/01/20(c)	800,000	824,985
Stanford University
3.63%, 05/01/14	3,000,000	3,209,353
4.75%, 05/01/19	318,000	349,174
Trustees of Dartmouth College
4.75%, 06/01/19	500,000	545,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Vanderbilt University
5.25%, 04/01/19	750,000	841,902
Western Union Co. (The)
5.25%, 04/01/20	802,000	854,556
5.93%, 10/01/16	1,250,000	1,420,064
6.50%, 02/26/14(a)	1,100,000	1,231,945
Yale University
2.90%, 10/15/14	1,000,000	1,050,801

		17,434,921
COMPUTERS—1.49%
Computer Sciences Corp.
5.50%, 03/15/13	2,000,000	2,132,681
6.50%, 03/15/18	1,000,000	1,103,460
Dell Inc.
2.10%, 04/01/14	1,000,000	1,018,711
2.30%, 09/10/15(a)	4,500,000	4,502,004
3.10%, 04/01/16(a)	1,000,000	1,021,699
4.70%, 04/15/13	1,500,000	1,600,159
5.88%, 06/15/19	750,000	843,068
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,000,000	2,199,383
Hewlett-Packard Co.
1.25%, 09/13/13	2,500,000	2,507,479
2.20%, 12/01/15	2,000,000	2,005,241
2.65%, 06/01/16	1,500,000	1,510,611
3.75%, 12/01/20	500,000	487,087
4.30%, 06/01/21	2,000,000	2,022,603
4.50%, 03/01/13	2,750,000	2,923,125
6.13%, 03/01/14	4,038,000	4,548,099
IBM International Group Capital LLC
5.05%, 10/22/12	2,550,000	2,708,235
International Business Machines Corp.
1.00%, 08/05/13	2,500,000	2,504,471
2.00%, 01/05/16	2,000,000	1,992,253
4.75%, 11/29/12	3,333,000	3,540,193
5.70%, 09/14/17	750,000	868,045
6.50%, 10/15/13	2,500,000	2,820,453
7.63%, 10/15/18	3,490,000	4,430,964
8.38%, 11/01/19	1,125,000	1,504,208
Lexmark International Inc.
6.65%, 06/01/18(a)	700,000	770,000

		51,564,232
COSMETICS & PERSONAL CARE—0.38%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,101,480
6.50%, 03/01/19	1,000,000	1,165,062
Colgate-Palmolive Co. Series F
3.15%, 08/05/15	1,900,000	1,995,812
Procter & Gamble Co. (The)
1.38%, 08/01/12	1,500,000	1,516,885
1.80%, 11/15/15(a)	2,800,000	2,801,351
3.50%, 02/15/15	1,200,000	1,279,969

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

4.70%, 02/15/19	3,000,000	3,337,366

		13,197,925
DISTRIBUTION & WHOLESALE—0.02%
Ingram Micro Inc.
5.25%, 09/01/17	700,000	728,717

		728,717
DIVERSIFIED FINANCIAL SERVICES—16.85%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	4,975,000	5,370,057
Alterra Finance LLC
6.25%, 09/30/20	400,000	414,229
American Express Co.
4.88%, 07/15/13	1,666,000	1,782,382
5.50%, 09/12/16	4,125,000	4,659,650
6.80%, 09/01/16(b)	1,322,000	1,391,405
7.00%, 03/19/18	1,800,000	2,142,104
7.25%, 05/20/14	2,500,000	2,878,611
8.13%, 05/20/19	3,200,000	4,092,976
American Express Credit Corp. Series C
7.30%, 08/20/13	6,150,000	6,901,566
American Express Credit Corp. Series D
2.75%, 09/15/15	1,750,000	1,761,358
Ameriprise Financial Inc.
5.30%, 03/15/20	1,500,000	1,631,540
5.65%, 11/15/15	1,200,000	1,353,642
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,729,000	4,151,276
6.40%, 10/02/17	2,250,000	2,580,812
6.95%, 08/10/12	4,500,000	4,823,758
7.25%, 02/01/18	5,166,000	6,139,381
BP Capital Markets PLC
3.13%, 10/01/15	2,700,000	2,767,876
3.63%, 05/08/14	2,100,000	2,209,507
3.88%, 03/10/15	2,200,000	2,323,838
4.50%, 10/01/20	2,000,000	2,042,627
4.75%, 03/10/19	1,250,000	1,323,124
5.25%, 11/07/13	3,512,000	3,813,464
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500,000	3,194,833
Capital One Financial Corp.
6.15%, 09/01/16	1,750,000	1,971,557
6.75%, 09/15/17	2,000,000	2,365,345
7.38%, 05/23/14	900,000	1,048,444
Caterpillar Financial Services Corp.
1.55%, 12/20/13	4,400,000	4,442,281
6.13%, 02/17/14	4,350,000	4,923,003
7.15%, 02/15/19	1,750,000	2,177,931
Charles Schwab Corp. (The)
4.45%, 07/22/20	1,000,000	1,034,076
4.95%, 06/01/14	1,300,000	1,436,190
Citigroup Inc.
5.00%, 09/15/14	3,760,000	3,978,730
5.30%, 10/17/12	4,000,000	4,219,598

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

5.30%, 01/07/16	4,100,000	4,495,111
5.50%, 04/11/13	10,906,000	11,689,558
5.50%, 10/15/14	2,000,000	2,186,475
5.50%, 02/15/17	2,250,000	2,380,666
5.63%, 08/27/12	4,500,000	4,728,782
6.00%, 12/13/13	2,000,000	2,190,569
6.00%, 08/15/17	1,000,000	1,106,644
6.01%, 01/15/15	4,000,000	4,443,991
6.13%, 11/21/17	8,010,000	8,929,269
6.13%, 05/15/18	6,450,000	7,171,243
6.38%, 08/12/14	4,750,000	5,311,442
6.50%, 08/19/13	2,500,000	2,741,685
8.50%, 05/22/19	5,250,000	6,583,672
CME Group Inc.
5.75%, 02/15/14	1,800,000	2,008,477
Countrywide Financial Corp.
5.80%, 06/07/12(a)	1,985,000	2,082,863
6.25%, 05/15/16	750,000	822,035
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17(a)(b)	1,617,000	1,568,490
Credit Suisse (USA) Inc.
5.38%, 03/02/16	5,004,000	5,611,665
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	2,250,000	2,463,447
5.13%, 08/15/15	2,750,000	3,060,956
Discover Financial Services
10.25%, 07/15/19	1,300,000	1,714,985
Eaton Vance Corp.
6.50%, 10/02/17	1,000,000	1,151,400
Eksportfinans A/S
3.00%, 11/17/14	1,500,000	1,575,265
5.50%, 05/25/16	2,000,000	2,299,550
5.50%, 06/26/17	1,000,000	1,155,013
Franklin Resources Inc.
2.00%, 05/20/13	2,500,000	2,545,347
General Electric Capital Corp.
2.80%, 01/08/13	12,150,000	12,483,702
4.38%, 09/16/20	2,250,000	2,245,504
4.63%, 01/07/21	9,500,000	9,642,707
4.80%, 05/01/13	3,250,000	3,463,533
5.00%, 01/08/16(a)	7,635,000	8,342,126
5.25%, 10/19/12	6,916,000	7,331,881
5.50%, 01/08/20	1,000,000	1,085,436
5.63%, 09/15/17	4,000,000	4,478,591
5.63%, 05/01/18	2,800,000	3,090,126
5.90%, 05/13/14	6,000,000	6,708,480
6.00%, 08/07/19	1,690,000	1,908,615
6.38%, 11/15/17(b)	1,500,000	1,560,000
General Electric Capital Corp. Series A
3.75%, 11/14/14	2,250,000	2,378,900
5.45%, 01/15/13(a)	2,750,000	2,943,312
5.55%, 05/04/20	2,000,000	2,165,011
6.00%, 06/15/12	5,250,000	5,549,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Goldman Sachs Capital II
5.79%, 06/01/12(b)	2,500,000	2,075,000
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	1,790,000	1,792,076
3.70%, 08/01/15	5,000,000	5,089,300
5.00%, 10/01/14	6,692,000	7,251,893
5.13%, 01/15/15	6,500,000	7,007,585
5.15%, 01/15/14	1,950,000	2,101,257
5.25%, 10/15/13	5,100,000	5,478,734
5.35%, 01/15/16	2,250,000	2,421,270
5.38%, 03/15/20	3,500,000	3,599,502
5.45%, 11/01/12	750,000	795,544
5.63%, 01/15/17	3,500,000	3,731,385
5.70%, 09/01/12	1,150,000	1,215,223
5.75%, 10/01/16(a)	4,250,000	4,681,163
5.95%, 01/18/18	2,750,000	2,981,050
6.00%, 05/01/14	1,700,000	1,872,700
6.00%, 06/15/20	4,000,000	4,281,739
6.15%, 04/01/18	8,706,000	9,488,577
HSBC Finance Capital Trust IX
5.91%, 11/30/15(b)	1,100,000	1,056,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950,000	2,134,899
5.50%, 01/19/16(a)	9,500,000	10,590,105
6.38%, 11/27/12	3,250,000	3,491,585
6.68%, 01/15/21(c)	2,954,000	3,164,719
7.00%, 05/15/12	1,900,000	2,014,419
Jefferies Group Inc.
3.88%, 11/09/15	800,000	819,215
5.13%, 04/13/18	1,800,000	1,841,320
5.50%, 03/15/16	900,000	970,913
8.50%, 07/15/19	650,000	776,262
John Deere Capital Corp.
1.60%, 03/03/14	2,000,000	2,025,774
John Deere Capital Corp. Series D
5.35%, 04/03/18	4,000,000	4,537,271
JPMorgan Chase & Co.
2.60%, 01/15/16	2,250,000	2,226,827
3.45%, 03/01/16	2,500,000	2,556,205
3.70%, 01/20/15	2,000,000	2,083,685
4.25%, 10/15/20	1,000,000	973,499
4.40%, 07/22/20	6,300,000	6,206,198
4.65%, 06/01/14	1,950,000	2,107,228
4.75%, 05/01/13	6,000,000	6,370,903
4.95%, 03/25/20	2,000,000	2,064,681
5.13%, 09/15/14	1,500,000	1,629,781
5.15%, 10/01/15	6,920,000	7,532,220
5.38%, 10/01/12	2,250,000	2,379,504
5.75%, 01/02/13	4,992,000	5,321,871
6.00%, 01/15/18	7,050,000	7,906,079
6.30%, 04/23/19	4,750,000	5,413,879
Lazard Group LLC
6.85%, 06/15/17	1,650,000	1,781,657

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000,000	1,073,871
5.45%, 07/15/14	7,192,000	7,887,996
6.05%, 08/15/12	6,500,000	6,890,896
6.05%, 05/16/16	4,700,000	5,098,886
6.40%, 08/28/17	4,025,000	4,521,249
6.88%, 04/25/18	4,838,000	5,528,000
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	2,250,000	2,426,343
Morgan Stanley
3.80%, 04/29/16	4,000,000	4,057,484
4.10%, 01/26/15	2,500,000	2,617,468
4.20%, 11/20/14	1,500,000	1,569,287
4.75%, 04/01/14	5,343,000	5,621,197
5.30%, 03/01/13	7,350,000	7,821,655
5.38%, 10/15/15	1,625,000	1,765,408
5.45%, 01/09/17	4,000,000	4,235,241
5.50%, 01/26/20	3,200,000	3,292,778
5.50%, 07/24/20	3,450,000	3,544,387
5.63%, 09/23/19	4,350,000	4,532,496
5.75%, 10/18/16	2,325,000	2,556,859
5.75%, 01/25/21	2,000,000	2,085,466
5.95%, 12/28/17	3,950,000	4,310,570
6.00%, 05/13/14	5,000,000	5,488,102
6.00%, 04/28/15	7,000,000	7,744,673
6.63%, 04/01/18	3,233,000	3,622,822
7.30%, 05/13/19	4,600,000	5,286,684
Morgan Stanley Series F
5.55%, 04/27/17	2,000,000	2,135,675
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324,000	2,335,620
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	2,500,000	2,533,893
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,500,000	1,472,533
5.50%, 07/01/13	1,500,000	1,639,899
10.38%, 11/01/18	1,500,000	2,102,408
Nomura Holdings Inc.
4.13%, 01/19/16	1,800,000	1,825,442
5.00%, 03/04/15	2,500,000	2,640,911
6.70%, 03/04/20	1,000,000	1,093,265
NYSE Euronext
4.80%, 06/28/13	1,000,000	1,072,125
ORIX Corp.
4.71%, 04/27/15	1,250,000	1,289,116
5.00%, 01/12/16	1,500,000	1,560,088
PACCAR Financial Corp. Series S
2.05%, 06/17/13	1,500,000	1,528,214
Raymond James Financial Inc.
4.25%, 04/15/16	200,000	207,670
SLM Corp.
5.00%, 10/01/13	1,990,000	2,039,750
5.13%, 08/27/12	750,000	774,375
5.38%, 05/15/14	2,025,000	2,085,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

6.25%, 01/25/16	2,250,000	2,340,000
8.00%, 03/25/20	2,000,000	2,210,000
8.45%, 06/15/18	4,166,000	4,707,580
Svensk Exportkredit AB
5.13%, 03/01/17	1,000,000	1,135,271
TD Ameritrade Holding Corp.
4.15%, 12/01/14	3,100,000	3,316,236
TECO Finance Inc.
5.15%, 03/15/20(a)	2,300,000	2,467,677
Toyota Motor Credit Corp.
1.38%, 08/12/13	1,000,000	1,005,151
2.80%, 01/11/16	3,500,000	3,574,773
3.20%, 06/17/15	3,000,000	3,114,448
4.25%, 01/11/21	500,000	513,063
UFJ Finance Aruba AEC
6.75%, 07/15/13	2,250,000	2,452,500
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(b)	2,200,000	2,255,000
Wells Fargo Capital XV
9.75%, 09/26/13(a)(b)	2,000,000	2,155,000

		583,747,208
ELECTRIC—4.73%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	3,986,779
Ameren Corp.
8.88%, 05/15/14	1,750,000	2,023,965
Ameren Energy Generating Co.
7.00%, 04/15/18(a)	500,000	522,892
Ameren Illinois Co.
6.13%, 11/15/17	2,000,000	2,302,393
Appalachian Power Co. Series O
5.65%, 08/15/12	1,000,000	1,052,255
Arizona Public Service Co.
5.80%, 06/30/14	2,250,000	2,488,268
Carolina Power & Light Co.
5.30%, 01/15/19	3,000,000	3,368,938
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/14	1,000,000	1,102,777
7.00%, 03/01/14	2,584,000	2,948,569
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000,000	3,674,074
Connecticut Light & Power Co.
5.65%, 05/01/18	1,625,000	1,827,239
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	2,200,000	2,508,761
5.85%, 04/01/18	2,450,000	2,821,092
7.13%, 12/01/18	1,174,000	1,449,924
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,579,490
Consumers Energy Co.
6.13%, 03/15/19	750,000	869,265
6.70%, 09/15/19	2,650,000	3,202,203

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Detroit Edison Co. (The)
3.45%, 10/01/20(a)	1,000,000	980,334
3.90%, 06/01/21	1,350,000	1,365,523
Dominion Resources Inc.
4.45%, 03/15/21	2,500,000	2,559,529
5.15%, 07/15/15	3,998,000	4,445,470
5.70%, 09/17/12	800,000	849,116
8.88%, 01/15/19	1,250,000	1,618,160
Duke Capital LLC
6.25%, 02/15/13	1,533,000	1,649,268
Duke Energy Carolinas LLC
3.90%, 06/15/21	400,000	405,277
Duke Energy Corp.
3.95%, 09/15/14	1,625,000	1,734,786
5.05%, 09/15/19	500,000	542,181
7.00%, 11/15/18	2,330,000	2,852,350
Duke Energy Indiana Inc.
3.75%, 07/15/20(a)	6,900,000	6,899,425
Edison International
3.75%, 09/15/17	1,500,000	1,510,097
Enersis SA
7.40%, 12/01/16(a)	2,000,000	2,368,020
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	3,000,000	3,368,807
Entergy Texas Inc.
7.13%, 02/01/19	1,500,000	1,801,206
Exelon Corp.
4.90%, 06/15/15	4,333,000	4,680,122
Exelon Generation Co. LLC
4.00%, 10/01/20	700,000	673,495
5.20%, 10/01/19	950,000	1,005,837
5.35%, 01/15/14	3,333,000	3,623,602
FirstEnergy Solutions Corp.
4.80%, 02/15/15	1,000,000	1,078,724
Florida Power & Light Co.
5.55%, 11/01/17	2,250,000	2,598,384
Florida Power Corp.
5.65%, 06/15/18	2,133,000	2,445,431
FPL Group Capital Inc.
2.55%, 11/15/13	1,000,000	1,024,809
6.65%, 06/15/17(b)	768,000	771,840
7.88%, 12/15/15	1,174,000	1,421,334
Georgia Power Co.
4.25%, 12/01/19	1,000,000	1,047,185
Great Plains Energy Inc.
4.85%, 06/01/21	250,000	253,940
Integrys Energy Group Inc.
4.17%, 11/01/20	500,000	487,407
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,164,433
Kentucky Utilities Co.
1.63%, 11/01/15(c)	300,000	293,537
3.25%, 11/01/20(c)	100,000	95,673

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

LG&E and KU Energy LLC
2.13%, 11/15/15(c)	600,000	585,392
3.75%, 11/15/20(c)	300,000	287,271
Louisville Gas & Electric Co.
1.63%, 11/15/15(c)	250,000	245,092
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,795,809
5.88%, 10/01/12	500,000	532,434
National Grid PLC
6.30%, 08/01/16	2,183,000	2,520,945
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,468,431
7.13%, 03/15/19	1,000,000	1,214,706
Nisource Finance Corp.
6.40%, 03/15/18	3,000,000	3,414,458
Northern States Power Co.
1.95%, 08/15/15	700,000	700,313
NSTAR
4.50%, 11/15/19	1,000,000	1,057,566
Ohio Power Co. Series K
6.00%, 06/01/16	2,750,000	3,152,600
Oncor Electric Delivery Co.
6.38%, 05/01/12	500,000	524,614
Pacific Gas & Electric Co.
3.50%, 10/01/20	1,000,000	961,283
4.25%, 05/15/21(a)	1,500,000	1,530,434
4.80%, 03/01/14(a)	4,192,000	4,572,304
PacifiCorp
3.85%, 06/15/21	1,300,000	1,312,820
Portland General Electric Co.
6.10%, 04/15/19	1,000,000	1,162,511
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	309,067
6.30%, 07/15/13	2,250,000	2,454,081
Progress Energy Inc.
4.40%, 01/15/21	1,700,000	1,746,873
4.88%, 12/01/19	250,000	266,919
PSEG Power LLC
2.50%, 04/15/13	1,500,000	1,529,904
5.13%, 04/15/20	500,000	530,109
5.50%, 12/01/15	2,200,000	2,435,910
6.95%, 06/01/12	584,000	619,600
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,185,374
SCANA Corp.
4.75%, 05/15/21	1,000,000	1,019,801
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750,000	898,503
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,428,999
Southern Co.
2.38%, 09/15/15	1,700,000	1,699,033
Southern Power Co.
4.88%, 07/15/15	1,750,000	1,905,440

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,340,539
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	1,000,000	1,103,627
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125,000	1,451,358
TransAlta Corp.
4.75%, 01/15/15	3,000,000	3,212,001
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,506,250
UIL Holdings Corp.
4.63%, 10/01/20	500,000	487,915
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,183,892
Virginia Electric and Power Co.
5.10%, 11/30/12	2,250,000	2,391,381
5.95%, 09/15/17	1,000,000	1,159,265
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,375,000	2,654,615
Xcel Energy Inc.
4.70%, 05/15/20	950,000	1,006,918

		163,910,543
ELECTRICAL COMPONENTS & EQUIPMENT—0.10%
Emerson Electric Co.
4.13%, 04/15/15	2,700,000	2,924,401
5.25%, 10/15/18	584,000	649,852

		3,574,253
ELECTRONICS—0.58%
Agilent Technologies Inc.
2.50%, 07/15/13	377,000	385,505
5.00%, 07/15/20	1,100,000	1,163,445
5.50%, 09/14/15	1,500,000	1,669,582
6.50%, 11/01/17	500,000	579,649
Amphenol Corp.
4.75%, 11/15/14	2,550,000	2,741,101
Arrow Electronics Inc.
3.38%, 11/01/15(a)	1,000,000	999,427
Avnet Inc.
5.88%, 03/15/14(a)	1,000,000	1,079,840
5.88%, 06/15/20(a)	1,750,000	1,860,137
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,125,000	2,431,732
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	100,000	102,259
3.20%, 03/01/16	1,500,000	1,549,526
3.25%, 11/20/14	2,150,000	2,272,724
4.50%, 03/01/21	3,000,000	3,132,086

		19,967,013
ENTERTAINMENT—0.04%
International Game Technology
7.50%, 06/15/19	1,250,000	1,450,203

		1,450,203

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

ENVIRONMENTAL CONTROL—0.25%
Allied Waste North America Inc.
6.88%, 06/01/17	2,334,000	2,535,307
Republic Services Inc.
5.00%, 03/01/20	1,750,000	1,852,745
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,533,140
6.38%, 03/11/15	2,350,000	2,710,290

		8,631,482
FOOD—1.75%
Campbell Soup Co.
3.38%, 08/15/14(a)	2,000,000	2,138,095
4.25%, 04/15/21	1,000,000	1,029,996
ConAgra Foods Inc.
5.88%, 04/15/14	700,000	771,746
7.00%, 04/15/19	750,000	867,667
Corn Products International Inc.
4.63%, 11/01/20	800,000	816,781
General Mills Inc.
1.55%, 05/16/14	1,000,000	1,005,967
5.25%, 08/15/13	300,000	326,179
5.65%, 09/10/12	1,950,000	2,074,436
5.65%, 02/15/19	2,048,000	2,320,744
H.J. Heinz Co.
5.35%, 07/15/13	1,850,000	2,014,179
Hershey Co. (The)
4.13%, 12/01/20	600,000	617,811
Kellogg Co.
3.25%, 05/21/18	800,000	808,539
4.00%, 12/15/20	1,250,000	1,254,844
4.15%, 11/15/19(a)	750,000	774,265
4.45%, 05/30/16	2,500,000	2,731,535
Kraft Foods Inc.
4.13%, 02/09/16	1,500,000	1,595,637
5.38%, 02/10/20	5,650,000	6,171,621
6.00%, 02/11/13	3,683,000	3,985,276
6.13%, 02/01/18	1,601,000	1,838,548
6.13%, 08/23/18	1,500,000	1,722,527
6.25%, 06/01/12	822,000	867,666
6.50%, 08/11/17	2,500,000	2,938,820
Kroger Co. (The)
3.90%, 10/01/15	3,300,000	3,506,880
6.40%, 08/15/17	1,250,000	1,478,179
7.50%, 01/15/14	3,000,000	3,442,350
Ralcorp Holdings Inc.
4.95%, 08/15/20	900,000	930,145
Safeway Inc.
3.95%, 08/15/20(a)	1,700,000	1,674,036
5.80%, 08/15/12	1,048,000	1,107,242
6.35%, 08/15/17(a)	750,000	868,770
Sara Lee Corp.
4.10%, 09/15/20	1,500,000	1,471,439
Sysco Corp.
5.25%, 02/12/18	2,000,000	2,219,759

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Tyson Foods Inc.
6.85%, 04/01/16(a)	800,000	894,000
Unilever Capital Corp.
3.65%, 02/15/14	2,500,000	2,662,298
4.25%, 02/10/21	1,750,000	1,829,067

		60,757,044
FOREST PRODUCTS & PAPER—0.21%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,325,000	1,500,655
International Paper Co.
7.40%, 06/15/14(a)	1,076,000	1,242,215
7.95%, 06/15/18	2,174,000	2,651,390
9.38%, 05/15/19	1,300,000	1,699,412
Plum Creek Timberlands LP
4.70%, 03/15/21	200,000	198,429

		7,292,101
GAS—0.17%
AGL Capital Corp.
5.25%, 08/15/19	350,000	376,504
National Fuel Gas Co.
8.75%, 05/01/19	750,000	940,312
Questar Corp.
2.75%, 02/01/16	200,000	202,283
Sempra Energy
6.15%, 06/15/18	2,284,000	2,612,633
9.80%, 02/15/19	1,250,000	1,672,314

		5,804,046
HAND & MACHINE TOOLS—0.05%
Black & Decker Corp. (The)
8.95%, 04/15/14	1,000,000	1,186,112
Snap-On Inc.
4.25%, 01/15/18	450,000	467,057

		1,653,169
HEALTH CARE - PRODUCTS—1.01%
Baxter International Inc.
5.90%, 09/01/16	2,700,000	3,179,665
Becton, Dickinson and Co.
3.25%, 11/12/20	1,000,000	962,783
CareFusion Corp.
5.13%, 08/01/14	2,000,000	2,197,036
6.38%, 08/01/19	500,000	575,213
Covidien International Finance SA
4.20%, 06/15/20(a)	4,050,000	4,132,253
6.00%, 10/15/17	1,000,000	1,168,456
CR Bard Inc.
2.88%, 01/15/16	500,000	513,445
Hospira Inc.
6.05%, 03/30/17	2,200,000	2,498,580
Johnson & Johnson
2.15%, 05/15/16	500,000	503,792
2.95%, 09/01/20	200,000	193,355
3.55%, 05/15/21	1,500,000	1,499,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

5.15%, 08/15/12	2,325,000	2,458,639
5.15%, 07/15/18	1,250,000	1,421,092
5.55%, 08/15/17	2,000,000	2,331,209
Medtronic Inc.
2.63%, 03/15/16	3,000,000	3,042,744
4.13%, 03/15/21	1,000,000	1,022,150
4.45%, 03/15/20	2,000,000	2,111,471
4.50%, 03/15/14	700,000	761,074
5.60%, 03/15/19	750,000	853,745
St. Jude Medical Inc.
2.50%, 01/15/16	250,000	252,300
3.75%, 07/15/14	1,010,000	1,076,069
4.88%, 07/15/19	1,000,000	1,076,604
Stryker Corp.
4.38%, 01/15/20(a)	1,000,000	1,051,619

		34,883,204
HEALTH CARE - SERVICES—0.86%
Aetna Inc.
3.95%, 09/01/20	1,300,000	1,297,874
4.13%, 06/01/21	1,000,000	1,000,327
6.00%, 06/15/16	1,800,000	2,074,530
CIGNA Corp.
4.38%, 12/15/20	400,000	405,427
4.50%, 03/15/21	1,300,000	1,315,249
Coventry Health Care Inc.
5.95%, 03/15/17	900,000	922,500
Howard Hughes Medical Institute
3.45%, 09/01/14	750,000	791,961
Humana Inc.
7.20%, 06/15/18	3,500,000	4,075,958
Laboratory Corp. of America Holdings
3.13%, 05/15/16	1,250,000	1,274,558
4.63%, 11/15/20	1,000,000	1,028,878
Quest Diagnostics Inc.
4.70%, 04/01/21	500,000	515,840
5.45%, 11/01/15	2,000,000	2,221,458
UnitedHealth Group Inc.
4.70%, 02/15/21	800,000	836,724
4.88%, 03/15/15	1,322,000	1,441,855
5.50%, 11/15/12	2,500,000	2,659,638
6.00%, 02/15/18	1,600,000	1,826,798
WellPoint Inc.
4.35%, 08/15/20	700,000	719,727
5.00%, 12/15/14	1,125,000	1,226,716
5.25%, 01/15/16	2,000,000	2,239,676
5.88%, 06/15/17	750,000	859,869
6.00%, 02/15/14	900,000	998,760

		29,734,323
HOME BUILDERS—0.07%
MDC Holdings Inc.
5.63%, 02/01/20	2,000,000	1,980,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Toll Brothers Finance Corp.
6.75%, 11/01/19	500,000	523,750

		2,503,750
HOME FURNISHINGS—0.06%
Whirlpool Corp.
8.60%, 05/01/14	1,800,000	2,111,188

		2,111,188
HOUSEHOLD PRODUCTS & WARES—0.25%
Church & Dwight Co. Inc.
3.35%, 12/15/15	150,000	152,284
Clorox Co.
5.45%, 10/15/12	1,000,000	1,059,538
5.95%, 10/15/17	500,000	571,285
Fortune Brands Inc.
5.38%, 01/15/16	2,250,000	2,439,645
Kimberly-Clark Corp.
3.88%, 03/01/21(a)	400,000	408,928
5.00%, 08/15/13(a)	1,375,000	1,495,710
6.13%, 08/01/17	1,137,000	1,350,507
Tupperware Brands Corp.
4.75%, 06/01/21	1,000,000	994,499

		8,472,396
HOUSEWARES—0.07%
Newell Rubbermaid Inc.
4.70%, 08/15/20	300,000	305,581
5.50%, 04/15/13	2,000,000	2,142,618

		2,448,199
INSURANCE—3.42%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,000,000	2,005,159
5.88%, 06/15/14	1,000,000	1,123,972
5.90%, 06/15/19	750,000	855,385
Aegon NV
4.75%, 06/01/13	2,000,000	2,108,646
Aflac Inc.
3.45%, 08/15/15(a)	700,000	718,232
8.50%, 05/15/19(a)	500,000	615,516
Alleghany Corp.
5.63%, 09/15/20	400,000	415,330
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	75,000	76,098
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,838,225
7.45%, 05/16/19	750,000	907,743
American International Group Inc.
3.65%, 01/15/14	1,000,000	1,025,812
5.05%, 10/01/15	1,500,000	1,574,884
5.60%, 10/18/16	2,989,000	3,187,232
5.85%, 01/16/18	3,750,000	3,992,690
6.40%, 12/15/20	2,000,000	2,186,393
8.25%, 08/15/18	3,100,000	3,671,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

AON Corp.
3.13%, 05/27/16	100,000	100,535
5.00%, 09/30/20	2,000,000	2,075,285
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(a)	400,000	417,677
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500,000	1,561,033
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13	1,500,000	1,534,226
3.20%, 02/11/15	5,250,000	5,500,229
4.63%, 10/15/13	1,625,000	1,754,097
4.85%, 01/15/15	2,670,000	2,940,590
5.00%, 08/15/13	4,000,000	4,337,407
5.40%, 05/15/18(a)	750,000	839,710
Chubb Corp. (The)
5.75%, 05/15/18	1,000,000	1,131,190
6.38%, 04/15/17(b)	1,500,000	1,597,500
CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,805,383
5.88%, 08/15/20(a)	900,000	959,463
Genworth Financial Inc.
5.75%, 06/15/14	2,750,000	2,880,475
6.52%, 05/22/18	1,000,000	1,017,559
Hartford Financial Services Group Inc.
4.63%, 07/15/13	1,300,000	1,365,906
6.00%, 01/15/19	1,500,000	1,623,556
6.30%, 03/15/18	1,737,000	1,912,614
Lincoln National Corp.
7.00%, 05/17/16(b)	1,000,000	1,020,000
8.75%, 07/01/19	2,150,000	2,759,857
Manulife Financial Corp.
3.40%, 09/17/15	1,000,000	1,028,644
Markel Corp.
5.35%, 06/01/21	1,300,000	1,299,934
Marsh & McLennan Companies Inc.
4.85%, 02/15/13	1,000,000	1,046,378
5.75%, 09/15/15	1,000,000	1,106,089
9.25%, 04/15/19	500,000	650,104
MetLife Inc.
2.38%, 02/06/14	2,000,000	2,036,603
4.75%, 02/08/21	2,000,000	2,054,498
5.00%, 06/15/15	3,333,000	3,659,442
7.72%, 02/15/19	1,650,000	2,019,887
Principal Life Income Fundings Trust
5.30%, 12/14/12	2,000,000	2,125,479
5.30%, 04/24/13	2,353,000	2,528,014
Progressive Corp. (The)
6.70%, 06/15/17(b)	1,000,000	1,050,000
Protective Life Corp.
7.38%, 10/15/19	500,000	574,824
Prudential Financial Inc.
3.00%, 05/12/16	750,000	751,411
4.50%, 07/15/13	1,800,000	1,903,937
5.10%, 09/20/14	2,450,000	2,673,140

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

7.38%, 06/15/19	1,000,000	1,199,533
8.88%, 06/15/18(b)	1,000,000	1,200,000
Prudential Financial Inc. Series D
4.75%, 09/17/15	4,000,000	4,323,728
6.00%, 12/01/17	1,000,000	1,134,362
Reinsurance Group of America Inc.
5.00%, 06/01/21(a)	1,500,000	1,509,290
6.45%, 11/15/19	1,000,000	1,108,365
Torchmark Corp.
9.25%, 06/15/19	325,000	408,120
Transatlantic Holdings Inc.
5.75%, 12/14/15	3,100,000	3,324,477
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,125,000	1,179,141
5.80%, 05/15/18	2,937,000	3,292,895
Unitrin Inc.
6.00%, 11/30/15	1,000,000	1,069,325
Unum Group
7.13%, 09/30/16	650,000	755,445
Willis Group Holdings PLC
5.75%, 03/15/21	150,000	155,083
Willis North America Inc.
6.20%, 03/28/17	485,000	533,612
7.00%, 09/29/19	1,600,000	1,798,199
WR Berkley Corp.
5.38%, 09/15/20	300,000	308,239
XL Capital Ltd.
5.25%, 09/15/14	2,900,000	3,128,879

		118,374,588
INTERNET—0.24%
eBay Inc.
0.88%, 10/15/13	150,000	149,502
1.63%, 10/15/15	750,000	732,460
3.25%, 10/15/20	400,000	376,113
Expedia Inc.
5.95%, 08/15/20	1,400,000	1,394,889
Google Inc.
1.25%, 05/19/14	1,500,000	1,507,707
2.13%, 05/19/16	600,000	600,741
3.63%, 05/19/21	1,450,000	1,443,302
Symantec Corp.
2.75%, 09/15/15(a)	1,000,000	993,624
4.20%, 09/15/20	1,000,000	969,931

		8,168,269
IRON & STEEL—0.54%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	520,368
ArcelorMittal SA
3.75%, 03/01/16	1,300,000	1,318,697
5.25%, 08/05/20(a)	1,000,000	995,559
5.38%, 06/01/13	1,500,000	1,602,836
5.50%, 03/01/21(a)	1,750,000	1,761,585
6.13%, 06/01/18	1,617,000	1,745,038
9.85%, 06/01/19	2,300,000	2,957,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500,000	2,781,023
Cliffs Natural Resources Inc.
4.88%, 04/01/21	2,000,000	2,038,095
Nucor Corp.
5.75%, 12/01/17	2,700,000	3,120,253

		18,841,147
LODGING—0.08%
Choice Hotels International Inc.
5.70%, 08/28/20	400,000	410,051
Marriott International Inc. Series J
5.63%, 02/15/13	2,179,000	2,331,016

		2,741,067
MACHINERY—0.21%
Caterpillar Inc.
3.90%, 05/27/21	1,000,000	1,003,231
5.70%, 08/15/16	5,004,000	5,834,377
Deere & Co.
4.38%, 10/16/19	504,000	538,374

		7,375,982
MACHINERY—DIVERSIFIED—0.02%
Roper Industries Inc.
6.63%, 08/15/13	500,000	555,758

		555,758
MANUFACTURING—1.27%
3M Co. Series E
4.38%, 08/15/13	2,000,000	2,162,551
Cooper US Inc.
3.88%, 12/15/20	200,000	198,804
Danaher Corp.
5.40%, 03/01/19	500,000	562,140
5.63%, 01/15/18	1,100,000	1,247,432
Dover Corp.
4.30%, 03/01/21	1,000,000	1,037,827
Eaton Corp.
5.60%, 05/15/18	1,750,000	1,969,287
GE Capital Trust I
6.38%, 11/15/17(b)	1,250,000	1,300,000
General Electric Co.
5.00%, 02/01/13	6,620,000	7,065,995
5.25%, 12/06/17	4,250,000	4,740,456
Harsco Corp.
2.70%, 10/15/15	1,000,000	992,287
Honeywell International Inc.
3.88%, 02/15/14	3,000,000	3,231,837
4.25%, 03/01/21	1,000,000	1,034,609
5.00%, 02/15/19	1,750,000	1,944,503
5.30%, 03/01/18	878,000	991,898
Illinois Tool Works Inc.
5.15%, 04/01/14	2,700,000	2,998,293
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000,000	1,101,453
6.88%, 08/15/18	1,250,000	1,485,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

ITT Corp.
4.90%, 05/01/14	2,200,000	2,395,297
Pentair Inc.
5.00%, 05/15/21	650,000	661,162
Textron Inc.
5.60%, 12/01/17(a)	1,000,000	1,070,782
Tyco Electronics Group SA
4.88%, 01/15/21	850,000	894,932
6.55%, 10/01/17	1,000,000	1,181,904
Tyco International Finance SA
3.38%, 10/15/15	1,000,000	1,032,291
3.75%, 01/15/18	1,250,000	1,262,494
8.50%, 01/15/19	1,000,000	1,270,379

		43,834,425
MEDIA—3.36%
CBS Corp.
5.75%, 04/15/20	1,000,000	1,090,500
8.20%, 05/15/14	2,200,000	2,585,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	4,842,000	5,448,724
Comcast Corp.
5.15%, 03/01/20(a)	3,000,000	3,224,736
5.70%, 05/15/18	1,800,000	1,995,607
5.90%, 03/15/16	1,950,000	2,220,133
6.30%, 11/15/17	1,750,000	2,015,783
6.50%, 01/15/17	2,700,000	3,134,130
COX Communications Inc.
4.63%, 06/01/13	1,950,000	2,078,923
5.45%, 12/15/14	584,000	652,002
7.13%, 10/01/12	2,125,000	2,294,941
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500,000	2,578,550
3.55%, 03/15/15	2,000,000	2,076,249
4.75%, 10/01/14	850,000	925,752
5.00%, 03/01/21	1,000,000	1,037,404
5.88%, 10/01/19	3,250,000	3,621,810
6.38%, 06/15/15	700,000	714,840
7.63%, 05/15/16	6,000,000	6,630,000
Discovery Communications LLC
3.70%, 06/01/15	1,050,000	1,106,339
5.05%, 06/01/20	2,500,000	2,648,158
Historic TW Inc.
6.88%, 06/15/18	1,000,000	1,174,797
NBC Universal Inc.
2.10%, 04/01/14(a)(c)	1,000,000	1,014,524
3.65%, 04/30/15(c)	1,250,000	1,315,742
5.15%, 04/30/20(a)(c)	8,550,000	9,037,247
News America Inc.
4.50%, 02/15/21(c)	3,000,000	2,999,666
5.30%, 12/15/14	2,783,000	3,108,024
6.90%, 03/01/19	750,000	888,126
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,179,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,686,813
6.50%, 07/15/18	2,200,000	2,591,419
Time Warner Cable Inc.
5.00%, 02/01/20	2,000,000	2,078,170
5.40%, 07/02/12	3,322,000	3,488,135
5.85%, 05/01/17	1,322,000	1,476,316
6.75%, 07/01/18	2,218,000	2,553,905
7.50%, 04/01/14	2,600,000	3,009,562
8.25%, 02/14/14	2,200,000	2,574,299
8.25%, 04/01/19	4,100,000	5,089,649
8.75%, 02/14/19	500,000	635,089
Time Warner Inc.
4.88%, 03/15/20	4,850,000	5,062,609
5.88%, 11/15/16	4,150,000	4,748,819
Viacom Inc.
3.50%, 04/01/17	3,600,000	3,639,978
5.63%, 09/15/19	500,000	556,784
Walt Disney Co. (The)
3.75%, 06/01/21	1,000,000	1,008,245
4.50%, 12/15/13	1,500,000	1,630,622
5.50%, 03/15/19	2,000,000	2,307,259
6.38%, 03/01/12	2,433,000	2,541,821

		116,476,912
METAL FABRICATE & HARDWARE—0.06%
Commercial Metals Co.
7.35%, 08/15/18	2,000,000	2,186,288

		2,186,288
MINING—1.70%
Alcoa Inc.
5.40%, 04/15/21	2,000,000	2,047,448
5.55%, 02/01/17	795,000	864,920
6.15%, 08/15/20(a)	1,500,000	1,625,817
6.75%, 07/15/18	2,908,000	3,296,942
Barrick Gold Corp.
2.90%, 05/30/16	800,000	804,131
6.95%, 04/01/19	1,500,000	1,800,467
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000,000	1,106,841
Barrick North America Finance LLC
4.40%, 05/30/21	1,000,000	1,008,004
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	5,792,000	6,206,252
5.50%, 04/01/14	1,000,000	1,117,526
6.50%, 04/01/19(a)	3,100,000	3,750,930
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	3,333,000	3,641,302
Newmont Mining Corp.
5.13%, 10/01/19	2,000,000	2,169,716
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	400,000	393,910
2.50%, 05/20/16	1,000,000	1,002,387
3.50%, 11/02/20	700,000	670,577
4.13%, 05/20/21	1,000,000	1,006,852

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

6.50%, 07/15/18	5,343,000	6,282,623
8.95%, 05/01/14	4,000,000	4,833,993
Teck Resources Ltd.
3.85%, 08/15/17	100,000	102,728
9.75%, 05/15/14	742,000	899,675
10.25%, 05/15/16	1,500,000	1,796,250
10.75%, 05/15/19	3,450,000	4,359,937
Vale Overseas Ltd.
5.63%, 09/15/19	1,500,000	1,601,588
6.25%, 01/11/16	3,250,000	3,691,295
6.25%, 01/23/17	1,322,000	1,506,049
Xstrata Canada Corp.
6.00%, 10/15/15	1,250,000	1,403,160

		58,991,320
MULTI-NATIONAL—7.17%
African Development Bank
1.75%, 10/01/12	3,000,000	3,052,672
1.88%, 01/23/12	2,700,000	2,726,544
3.00%, 05/27/14	2,900,000	3,067,236
Asian Development Bank
1.63%, 07/15/13	6,650,000	6,791,311
2.50%, 03/15/16	3,000,000	3,100,836
2.63%, 02/09/15	2,500,000	2,619,089
2.75%, 05/21/14(a)	3,300,000	3,469,901
3.63%, 09/05/13	2,353,000	2,507,761
Asian Development Bank Series E
5.50%, 06/27/16(a)	1,800,000	2,107,044
Corporacion Andina de Fomento
8.13%, 06/04/19	2,000,000	2,452,672
Council of Europe Development Bank
2.75%, 02/10/15	1,000,000	1,046,950
European Bank for Reconstruction & Development
1.63%, 09/03/15	5,500,000	5,508,123
European Investment Bank
1.25%, 02/14/14	3,000,000	3,028,077
1.63%, 03/15/13	6,800,000	6,933,516
1.63%, 09/01/15	1,000,000	1,002,797
1.75%, 09/14/12	5,600,000	5,697,740
1.88%, 06/17/13	3,000,000	3,075,316
2.75%, 03/23/15	12,000,000	12,596,579
2.88%, 03/15/13	3,250,000	3,384,753
2.88%, 09/15/20	8,250,000	8,024,251
3.00%, 04/08/14	2,600,000	2,748,054
3.13%, 06/04/14	4,000,000	4,243,190
3.25%, 05/15/13	2,250,000	2,366,026
4.63%, 05/15/14	20,092,000	22,175,587
4.88%, 01/17/17	4,000,000	4,563,670
5.13%, 09/13/16	6,000,000	6,917,050
5.13%, 05/30/17	2,500,000	2,892,195
European Investment Bank Series E
2.00%, 02/10/12	6,900,000	6,981,613
4.25%, 07/15/13	9,000,000	9,674,064

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Inter-American Development Bank
2.25%, 07/15/15	5,000,000	5,151,514
3.00%, 04/22/14	1,750,000	1,852,965
3.88%, 02/14/20	750,000	798,391
4.25%, 09/10/18	1,000,000	1,110,737
5.13%, 09/13/16(a)	6,692,000	7,743,853
Inter-American Development Bank Series E
3.88%, 09/17/19	3,000,000	3,228,838
Inter-American Development Bank Series G
1.75%, 10/22/12	5,000,000	5,094,070
3.50%, 03/15/13	3,000,000	3,159,322
International Bank for Reconstruction and Development
1.13%, 08/25/14	3,000,000	3,018,140
1.75%, 07/15/13	5,000,000	5,126,864
2.00%, 04/02/12(a)	7,500,000	7,607,587
2.13%, 03/15/16(a)	15,500,000	15,820,001
2.38%, 05/26/15	10,650,000	11,084,279
3.50%, 10/08/13	3,137,000	3,345,893
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	1,625,000	1,723,186
International Finance Corp.
2.13%, 11/17/17	3,500,000	3,442,242
2.75%, 04/20/15	2,000,000	2,103,398
International Finance Corp. Series G
3.00%, 04/22/14	4,800,000	5,083,831
Korea Development Bank
3.25%, 03/09/16	3,000,000	3,006,477
5.30%, 01/17/13	1,500,000	1,585,410
8.00%, 01/23/14(a)	4,250,000	4,869,560
Nordic Investment Bank
2.25%, 03/15/16	5,000,000	5,106,275
2.63%, 10/06/14	2,000,000	2,094,915
5.00%, 02/01/17	512,000	589,032

		248,501,397
OFFICE & BUSINESS EQUIPMENT—0.41%
Pitney Bowes Inc.
3.88%, 06/15/13	1,000,000	1,041,009
5.00%, 03/15/15(a)	2,200,000	2,369,582
5.75%, 09/15/17(a)	1,137,000	1,244,042
Xerox Corp.
4.50%, 05/15/21	500,000	500,763
5.50%, 05/15/12	2,600,000	2,715,142
5.63%, 12/15/19	550,000	605,713
6.35%, 05/15/18	1,750,000	2,014,632
6.40%, 03/15/16	3,100,000	3,575,918

		14,066,801
OIL & GAS—4.66%
Anadarko Petroleum Corp.
5.95%, 09/15/16	4,833,000	5,457,476
6.38%, 09/15/17	1,700,000	1,952,073
7.63%, 03/15/14	1,500,000	1,726,655
8.70%, 03/15/19	500,000	642,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Apache Corp.
5.25%, 04/15/13	1,322,000	1,429,368
5.63%, 01/15/17	2,250,000	2,586,204
BP Capital Markets PLC
3.20%, 03/11/16	1,500,000	1,526,037
4.74%, 03/11/21	2,500,000	2,585,143
Canadian Natural Resources Ltd.
5.15%, 02/01/13	1,750,000	1,863,794
5.70%, 05/15/17	2,284,000	2,602,161
Cenovus Energy Inc.
4.50%, 09/15/14	1,850,000	2,010,410
5.70%, 10/15/19	1,000,000	1,144,316
Chevron Corp.
3.95%, 03/03/14	3,300,000	3,561,694
4.95%, 03/03/19	2,550,000	2,854,099
ConocoPhillips
4.60%, 01/15/15	2,000,000	2,207,435
4.75%, 10/15/12	2,000,000	2,114,188
4.75%, 02/01/14	3,100,000	3,394,481
5.20%, 05/15/18	1,650,000	1,865,206
5.75%, 02/01/19	3,000,000	3,471,985
6.00%, 01/15/20	450,000	531,228
Devon Energy Corp.
6.30%, 01/15/19	1,200,000	1,440,750
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750,000	849,995
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,799,766
Ensco PLC
3.25%, 03/15/16	450,000	457,213
4.70%, 03/15/21	4,800,000	4,893,849
EOG Resources Inc.
2.50%, 02/01/16	500,000	500,241
2.95%, 06/01/15	2,000,000	2,061,896
4.10%, 02/01/21	250,000	250,967
5.63%, 06/01/19	1,500,000	1,698,304
5.88%, 09/15/17	453,000	523,222
EQT Corp.
8.13%, 06/01/19	750,000	916,809
Hess Corp.
8.13%, 02/15/19	1,500,000	1,923,853
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,458,390
Marathon Oil Corp.
5.90%, 03/15/18	1,637,000	1,883,075
Marathon Petroleum Corp.
3.50%, 03/01/16(c)	100,000	101,799
5.13%, 03/01/21(c)	1,500,000	1,563,450
Nabors Industries Inc.
9.25%, 01/15/19	3,250,000	4,187,720
Noble Energy Inc.
8.25%, 03/01/19	750,000	966,293
Noble Holding International Ltd.
3.45%, 08/01/15	3,000,000	3,113,414

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

NuStar Logistics LP
4.80%, 09/01/20(a)	1,600,000	1,617,687
Occidental Petroleum Corp.
4.10%, 02/01/21	3,500,000	3,592,393
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467,000	3,753,027
Petro-Canada
6.05%, 05/15/18	2,750,000	3,152,031
Petrobras International Finance Co.
3.88%, 01/27/16	1,000,000	1,023,351
5.38%, 01/27/21	3,750,000	3,870,708
5.75%, 01/20/20	2,000,000	2,116,865
5.88%, 03/01/18	1,762,000	1,913,220
6.13%, 10/06/16	6,250,000	7,034,147
7.88%, 03/15/19	2,700,000	3,251,375
Petroleos Mexicanos
4.88%, 03/15/15	2,000,000	2,150,000
5.50%, 01/21/21	2,000,000	2,085,000
6.00%, 03/05/20	450,000	486,000
8.00%, 05/03/19	2,500,000	3,065,000
Rowan Companies Inc.
5.00%, 09/01/17	800,000	862,671
Shell International Finance BV
1.88%, 03/25/13	2,500,000	2,552,617
3.10%, 06/28/15	4,000,000	4,174,745
3.25%, 09/22/15	2,250,000	2,362,782
4.00%, 03/21/14	3,650,000	3,929,653
4.30%, 09/22/19	2,000,000	2,108,398
Statoil ASA
3.88%, 04/15/14	1,800,000	1,931,105
5.25%, 04/15/19	2,550,000	2,843,369
Suncor Energy Inc.
6.10%, 06/01/18	750,000	862,575
Sunoco Inc.
4.88%, 10/15/14(a)	1,000,000	1,080,581
Talisman Energy Inc.
7.75%, 06/01/19(a)	1,950,000	2,434,208
Total Capital Canada Ltd.
1.63%, 01/28/14	650,000	657,997
Total Capital SA
2.30%, 03/15/16	500,000	499,573
3.13%, 10/02/15	3,100,000	3,228,546
4.13%, 01/28/21	650,000	665,297
4.45%, 06/24/20	2,000,000	2,101,878
Transocean Inc.
4.95%, 11/15/15	2,750,000	2,967,456
6.00%, 03/15/18	1,500,000	1,664,420
6.50%, 11/15/20	2,000,000	2,280,321
Valero Energy Corp.
6.13%, 06/15/17	657,000	746,743
6.13%, 02/01/20(a)	1,750,000	1,958,670
9.38%, 03/15/19	1,000,000	1,309,454

		161,451,136

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

OIL & GAS SERVICES—0.28%
Baker Hughes Inc.
7.50%, 11/15/18	950,000	1,204,542
Cameron International Corp.
4.50%, 06/01/21	1,850,000	1,858,787
Halliburton Co.
6.15%, 09/15/19	1,500,000	1,765,963
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	2,280,197
Weatherford International Ltd.
5.13%, 09/15/20	2,450,000	2,527,345
5.15%, 03/15/13	48,000	50,934

		9,687,768
PACKAGING & CONTAINERS—0.05%
Bemis Co. Inc.
5.65%, 08/01/14	1,000,000	1,097,742
6.80%, 08/01/19	500,000	581,516

		1,679,258
PHARMACEUTICALS—2.96%
Abbott Laboratories
2.70%, 05/27/15	4,400,000	4,583,078
5.13%, 04/01/19	3,050,000	3,380,101
5.60%, 11/30/17	6,216,000	7,195,959
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	897,964
AstraZeneca PLC
5.40%, 09/15/12	2,433,000	2,582,148
5.90%, 09/15/17	1,350,000	1,581,347
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650,000	1,864,396
Cardinal Health Inc.
4.00%, 06/15/15(a)	2,000,000	2,091,920
Eli Lilly and Co.
4.20%, 03/06/14	2,100,000	2,270,522
5.20%, 03/15/17	1,000,000	1,122,928
Express Scripts Inc.
3.13%, 05/15/16	3,000,000	3,032,455
6.25%, 06/15/14	2,000,000	2,260,538
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	3,650,000	3,934,264
5.65%, 05/15/18	3,333,000	3,820,505
McKesson Corp.
4.75%, 03/01/21	750,000	786,924
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,500,000	1,562,641
Medco Health Solutions Inc.
2.75%, 09/15/15	400,000	401,302
6.13%, 03/15/13	640,000	688,883
7.13%, 03/15/18	1,700,000	2,018,458
Merck & Co. Inc.
4.00%, 06/30/15	250,000	270,633
4.75%, 03/01/15	600,000	660,711
5.00%, 06/30/19	6,000,000	6,681,835

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Novartis Capital Corp.
2.90%, 04/24/15	5,650,000	5,885,312
4.13%, 02/10/14	2,950,000	3,182,439
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,711,000	4,138,046
Pfizer Inc.
5.35%, 03/15/15	6,350,000	7,167,251
6.20%, 03/15/19	6,300,000	7,417,287
Sanofi-Aventis SA
1.63%, 03/28/14	2,500,000	2,528,469
2.63%, 03/29/16	2,200,000	2,229,575
4.00%, 03/29/21	2,000,000	2,011,127
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,400,000	3,749,696
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,900,000	1,953,332
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800,000	804,955
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	1,000,000	1,008,091
Wyeth
5.50%, 03/15/13	1,950,000	2,106,369
5.50%, 02/01/14	4,192,000	4,641,001

		102,512,462
PIPELINES—1.79%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750,000	822,325
Buckeye Partners LP
4.88%, 02/01/21	2,400,000	2,473,405
5.50%, 08/15/19	500,000	539,266
CenterPoint Energy Resources Corp.
4.50%, 01/15/21(c)	1,888,000	1,917,312
Duke Capital LLC
8.00%, 10/01/19	750,000	933,588
Enbridge Energy Partners LP
9.88%, 03/01/19	875,000	1,176,286
Enbridge Inc.
5.60%, 04/01/17	1,625,000	1,836,619
Energy Transfer Partners LP
4.65%, 06/01/21	800,000	799,913
5.95%, 02/01/15	2,500,000	2,791,123
9.00%, 04/15/19	1,800,000	2,324,779
9.70%, 03/15/19	1,500,000	2,001,610
Enterprise Products Operating LLC
3.20%, 02/01/16	350,000	356,864
4.60%, 08/01/12	1,125,000	1,170,950
6.50%, 01/31/19	2,550,000	2,966,929
Enterprise Products Operating LP
5.60%, 10/15/14	3,998,000	4,454,809
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150,000	1,188,201
5.00%, 12/15/13	3,000,000	3,266,340
6.85%, 02/15/20	1,000,000	1,183,412
9.00%, 02/01/19	2,100,000	2,714,609

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Magellan Midstream Partners LP
6.55%, 07/15/19	1,625,000	1,897,505
ONEOK Inc.
5.20%, 06/15/15	1,000,000	1,091,495
ONEOK Partners LP
3.25%, 02/01/16	1,000,000	1,021,793
8.63%, 03/01/19	1,000,000	1,282,341
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	3,000,000	3,232,607
Plains All American Pipeline LP
5.00%, 02/01/21	125,000	129,839
5.75%, 01/15/20	1,000,000	1,095,893
8.75%, 05/01/19	2,200,000	2,808,253
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,125,000	1,371,210
TransCanada PipeLines Ltd.
3.40%, 06/01/15	2,000,000	2,092,308
3.80%, 10/01/20	1,000,000	996,019
6.35%, 05/15/17(b)	500,000	505,000
6.50%, 08/15/18	3,423,000	4,059,655
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,000,000	1,154,441
Williams Partners LP
3.80%, 02/15/15	750,000	792,498
5.25%, 03/15/20	2,500,000	2,706,252
7.25%, 02/01/17	750,000	902,416

		62,057,865
REAL ESTATE—0.02%
Regency Centers LP
5.88%, 06/15/17	500,000	558,690

		558,690
REAL ESTATE INVESTMENT TRUSTS—1.50%
Arden Realty LP
5.25%, 03/01/15	1,000,000	1,088,881
AvalonBay Communities Inc.
3.95%, 01/15/21	550,000	537,863
5.70%, 03/15/17	750,000	850,928
Boston Properties LP
5.63%, 11/15/20	2,000,000	2,195,808
6.25%, 01/15/13	553,000	596,792
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000,000	1,069,424
Digital Realty Trust LP
4.50%, 07/15/15(a)	800,000	837,049
5.25%, 03/15/21	800,000	809,040
Duke Realty LP
5.95%, 02/15/17	1,000,000	1,083,223
6.75%, 03/15/20	1,250,000	1,434,522
7.38%, 02/15/15	500,000	568,826
Equity One Inc.
6.25%, 12/15/14	500,000	544,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

ERP Operating LP
4.75%, 07/15/20	1,500,000	1,550,425
5.13%, 03/15/16	1,516,000	1,659,448
5.75%, 06/15/17	1,322,000	1,495,024
HCP Inc.
2.70%, 02/01/14	200,000	203,074
3.75%, 02/01/16	150,000	154,276
5.38%, 02/01/21	1,450,000	1,519,408
6.00%, 01/30/17(a)	500,000	557,206
6.70%, 01/30/18	1,076,000	1,224,128
Health Care Property Investors Inc.
5.65%, 12/15/13	1,600,000	1,714,368
Health Care REIT Inc.
3.63%, 03/15/16	300,000	304,161
4.95%, 01/15/21	1,000,000	992,296
6.20%, 06/01/16	1,625,000	1,833,506
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500,000	521,693
6.50%, 01/17/17	500,000	564,323
Hospitality Properties Trust
5.63%, 03/15/17	900,000	951,565
7.88%, 08/15/14	450,000	512,493
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	1,114,606
Kimco Realty Corp.
5.70%, 05/01/17	2,500,000	2,793,170
Liberty Property LP
6.63%, 10/01/17	1,300,000	1,505,815
Mack-Cali Realty Corp.
7.75%, 08/15/19	300,000	368,085
Nationwide Health Properties Inc.
6.25%, 02/01/13	500,000	531,527
ProLogis
6.63%, 05/15/18(a)	2,250,000	2,525,847
6.88%, 03/15/20	120,000	136,284
7.63%, 08/15/14	500,000	575,542
Realty Income Corp.
6.75%, 08/15/19	1,000,000	1,164,002
Simon Property Group LP
4.20%, 02/01/15	2,500,000	2,685,328
4.38%, 03/01/21	1,400,000	1,402,601
5.25%, 12/01/16	1,322,000	1,469,049
5.65%, 02/01/20	2,000,000	2,200,996
6.13%, 05/30/18	1,950,000	2,207,004
10.35%, 04/01/19	500,000	698,481
UDR Inc.
4.25%, 06/01/18	800,000	802,357
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	400,000	402,615
4.75%, 06/01/21	500,000	499,952
Vornado Realty Trust
4.25%, 04/01/15	1,500,000	1,567,999

		52,025,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

RETAIL—2.33%
AutoZone Inc.
5.75%, 01/15/15	2,095,000	2,336,362
6.50%, 01/15/14	1,174,000	1,316,494
Best Buy Co. Inc.
3.75%, 03/15/16	200,000	201,839
5.50%, 03/15/21	2,950,000	2,982,943
Costco Wholesale Corp.
5.50%, 03/15/17	750,000	871,912
CVS Caremark Corp.
3.25%, 05/18/15	2,000,000	2,068,611
4.75%, 05/18/20	2,000,000	2,096,564
5.75%, 06/01/17	1,900,000	2,150,566
6.60%, 03/15/19(a)	2,500,000	2,931,016
Gap Inc. (The)
5.95%, 04/12/21	1,350,000	1,319,625
Home Depot Inc. (The)
4.40%, 04/01/21	2,000,000	2,020,487
5.25%, 12/16/13	2,000,000	2,186,507
5.40%, 03/01/16	3,333,000	3,760,275
Kohl’s Corp.
6.25%, 12/15/17	500,000	589,695
Lowe’s Companies Inc.
2.13%, 04/15/16	500,000	496,243
4.63%, 04/15/20	1,250,000	1,336,656
5.40%, 10/15/16	1,500,000	1,726,433
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	3,500,000	3,965,847
McDonald’s Corp.
3.63%, 05/20/21	1,000,000	1,006,186
4.30%, 03/01/13	3,000,000	3,181,170
5.35%, 03/01/18	2,284,000	2,605,066
Nordstrom Inc.
6.25%, 01/15/18(a)	2,200,000	2,561,711
Staples Inc.
9.75%, 01/15/14	3,100,000	3,735,146
Target Corp.
3.88%, 07/15/20	1,000,000	1,005,652
6.00%, 01/15/18	2,550,000	2,981,121
TJX Companies Inc. (The)
6.95%, 04/15/19	500,000	609,284
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,000,000	982,828
2.25%, 07/08/15	1,000,000	1,016,178
2.80%, 04/15/16	1,500,000	1,537,249
3.20%, 05/15/14	2,500,000	2,642,991
3.25%, 10/25/20	1,750,000	1,678,402
3.63%, 07/08/20	1,300,000	1,289,444
4.13%, 02/01/19(a)	500,000	525,967
4.25%, 04/15/21	3,000,000	3,085,088
4.55%, 05/01/13	6,683,000	7,165,757
5.38%, 04/05/17	1,000,000	1,147,271
5.80%, 02/15/18	2,084,000	2,408,468

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Walgreen Co.
4.88%, 08/01/13	2,500,000	2,711,778
5.25%, 01/15/19	584,000	655,958
Yum! Brands Inc.
3.88%, 11/01/20	300,000	293,600
5.30%, 09/15/19	750,000	807,162
6.25%, 03/15/18	500,000	570,395

		80,561,947
SAVINGS & LOANS—0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16(a)	250,000	257,546

		257,546
SEMICONDUCTORS—0.12%
Analog Devices Inc.
3.00%, 04/15/16	150,000	152,459
5.00%, 07/01/14	300,000	330,339
Broadcom Corp.
2.38%, 11/01/15(c)	150,000	148,669
KLA-Tencor Corp.
6.90%, 05/01/18	500,000	569,011
National Semiconductor Corp.
6.60%, 06/15/17	1,500,000	1,788,126
Texas Instruments Inc.
1.38%, 05/15/14	400,000	401,753
2.38%, 05/16/16	750,000	753,372

		4,143,729
SOFTWARE—0.85%
Adobe Systems Inc.
3.25%, 02/01/15	750,000	780,039
4.75%, 02/01/20	750,000	782,400
CA Inc.
5.38%, 12/01/19	1,000,000	1,072,137
Dun & Bradstreet Corp.
2.88%, 11/15/15	1,000,000	1,005,677
Fiserv Inc.
6.13%, 11/20/12	1,097,000	1,176,847
6.80%, 11/20/17	500,000	574,844
Intuit Inc.
5.75%, 03/15/17	1,700,000	1,908,250
Microsoft Corp.
2.50%, 02/08/16	1,600,000	1,640,029
2.95%, 06/01/14	2,500,000	2,634,331
4.00%, 02/08/21	2,000,000	2,056,489
4.20%, 06/01/19	3,050,000	3,230,472
Oracle Corp.
3.75%, 07/08/14	3,000,000	3,225,290
4.95%, 04/15/13	1,000,000	1,076,630
5.00%, 07/08/19	1,000,000	1,097,552
5.25%, 01/15/16	4,104,000	4,647,572
5.75%, 04/15/18	2,100,000	2,413,861

		29,322,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

TELECOMMUNICATIONS—5.13%
America Movil SAB de CV
3.63%, 03/30/15	1,000,000	1,049,848
5.00%, 03/30/20	3,500,000	3,717,705
5.50%, 03/01/14	2,700,000	2,968,807
American Tower Corp.
4.50%, 01/15/18	500,000	499,095
4.63%, 04/01/15	500,000	529,408
5.05%, 09/01/20	1,000,000	999,872
7.00%, 10/15/17	1,000,000	1,140,746
AT&T Inc.
2.50%, 08/15/15	11,000,000	11,154,459
4.95%, 01/15/13	2,750,000	2,932,776
5.10%, 09/15/14	4,250,000	4,714,005
5.50%, 02/01/18	3,614,000	4,026,492
5.63%, 06/15/16	1,950,000	2,220,100
5.80%, 02/15/19	2,700,000	3,067,145
6.70%, 11/15/13	3,060,000	3,456,716
AT&T Wireless Services Inc.
8.13%, 05/01/12	4,000,000	4,272,145
British Telecom PLC
5.95%, 01/15/18	2,170,000	2,432,601
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	7,850,000	8,677,078
8.50%, 11/15/18	2,470,000	3,228,627
Cisco Systems Inc.
3.15%, 03/14/17	1,000,000	1,020,774
4.45%, 01/15/20	2,500,000	2,608,952
4.95%, 02/15/19	1,000,000	1,090,041
5.50%, 02/22/16	13,342,000	15,250,035
Corning Inc.
4.25%, 08/15/20	200,000	203,028
Deutsche Telekom International Finance BV
5.88%, 08/20/13	3,115,000	3,417,296
6.00%, 07/08/19	1,000,000	1,161,943
6.75%, 08/20/18	1,200,000	1,440,831
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,788,120
France Telecom SA
2.13%, 09/16/15	1,400,000	1,395,213
4.38%, 07/08/14	1,500,000	1,633,892
5.38%, 07/08/19	1,000,000	1,128,948
Harris Corp.
4.40%, 12/15/20	200,000	203,891
6.38%, 06/15/19	1,300,000	1,510,377
Juniper Networks Inc.
3.10%, 03/15/16	550,000	561,826
4.60%, 03/15/21	100,000	103,170
Nokia OYJ
5.38%, 05/15/19	1,500,000	1,581,726
Qwest Communications International Inc.
7.13%, 04/01/18	2,000,000	2,184,918
Qwest Communications International Inc. Series B
7.50%, 02/15/14	1,000,000	1,014,348

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Qwest Corp.
6.50%, 06/01/17	1,000,000	1,118,704
7.50%, 10/01/14	1,500,000	1,713,867
8.38%, 05/01/16	1,400,000	1,682,029
Rogers Wireless Inc.
6.38%, 03/01/14	5,416,000	6,120,859
Telecom Italia Capital SA
5.25%, 11/15/13	6,899,000	7,336,726
5.25%, 10/01/15	500,000	529,948
7.18%, 06/18/19	2,550,000	2,895,475
Telefonica Emisiones SAU
2.58%, 04/26/13	1,500,000	1,522,769
3.73%, 04/27/15	1,250,000	1,288,510
3.99%, 02/16/16	800,000	819,061
4.95%, 01/15/15	1,000,000	1,077,490
5.13%, 04/27/20	2,500,000	2,550,616
5.46%, 02/16/21	2,400,000	2,493,500
5.88%, 07/15/19	750,000	807,378
6.22%, 07/03/17	800,000	895,668
6.42%, 06/20/16	1,950,000	2,203,116
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750,000	818,790
Verizon Communications Inc.
1.95%, 03/28/14	3,000,000	3,047,736
3.00%, 04/01/16	1,000,000	1,017,642
4.60%, 04/01/21	1,000,000	1,034,286
5.25%, 04/15/13	4,250,000	4,582,760
5.50%, 02/15/18	1,000,000	1,116,618
5.55%, 02/15/16	2,600,000	2,938,942
6.10%, 04/15/18	5,692,000	6,539,792
6.35%, 04/01/19	1,000,000	1,166,095
8.75%, 11/01/18	3,674,000	4,808,900
Virgin Media Secured Finance PLC
5.25%, 01/15/21(c)	1,000,000	1,042,113
Vodafone Group PLC
2.88%, 03/16/16	1,000,000	1,015,065
4.15%, 06/10/14	3,500,000	3,765,361
5.45%, 06/10/19	1,750,000	1,948,012
5.63%, 02/27/17	2,350,000	2,647,980
5.75%, 03/15/16	2,433,000	2,771,349

		177,704,111
TEXTILES—0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	1,150,000	1,161,308

		1,161,308
TOYS, GAMES & HOBBIES—0.05%
Hasbro Inc.
6.13%, 05/15/14	1,000,000	1,110,000
Mattel Inc.
4.35%, 10/01/20	500,000	505,691

		1,615,691

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

TRANSPORTATION—1.04%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	1,666,000	1,895,989
5.90%, 07/01/12	1,950,000	2,060,396
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	2,909,313
Canadian Pacific Railway Co.
7.25%, 05/15/19	500,000	606,718
CSX Corp.
4.25%, 06/01/21	200,000	200,958
6.25%, 04/01/15	3,350,000	3,854,203
7.38%, 02/01/19(a)	1,500,000	1,834,568
Federal Express Corp.
9.65%, 06/15/12	300,000	327,026
FedEx Corp.
8.00%, 01/15/19(a)	500,000	630,976
Norfolk Southern Corp.
5.75%, 01/15/16	2,200,000	2,506,229
5.75%, 04/01/18	1,550,000	1,765,228
Ryder System Inc.
3.15%, 03/02/15	800,000	818,246
3.50%, 06/01/17(a)	450,000	455,137
3.60%, 03/01/16	100,000	102,240
5.85%, 11/01/16	1,500,000	1,681,261
Union Pacific Corp.
5.45%, 01/31/13	1,500,000	1,609,417
5.70%, 08/15/18	1,137,000	1,292,649
5.75%, 11/15/17	1,350,000	1,554,540
7.88%, 01/15/19	1,000,000	1,278,804
United Parcel Service Inc.
3.13%, 01/15/21	2,000,000	1,915,239
3.88%, 04/01/14	2,750,000	2,976,443
4.50%, 01/15/13	2,600,000	2,758,343
5.13%, 04/01/19	1,000,000	1,128,659

		36,162,582
TRUCKING & LEASING—0.07%
GATX Corp.
3.50%, 07/15/16	750,000	760,922
4.75%, 10/01/12	500,000	522,266
4.85%, 06/01/21	1,000,000	1,007,822

		2,291,010
WATER—0.05%
Veolia Environnement
6.00%, 06/01/18	1,625,000	1,848,206

		1,848,206

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,977,469,871)		3,169,832,187

FOREIGN GOVERNMENT BONDS & NOTES(e)—6.22%

BRAZIL—0.61%
Brazil (Federative Republic of)
4.88%, 01/22/21	500,000	522,750
5.88%, 01/15/19	2,650,000	3,035,575
6.00%, 01/17/17(a)	3,125,000	3,598,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

7.88%, 03/07/15	900,000	1,084,500
8.00%, 01/15/18	5,953,888	7,156,574
8.88%, 10/14/19	1,000,000	1,360,000
10.25%, 06/17/13(a)	1,750,000	2,078,125
12.75%, 01/15/20	1,500,000	2,460,000

		21,295,962
CANADA—2.16%
British Columbia (Province of)
2.85%, 06/15/15(a)	3,000,000	3,157,460
Canada (Government of)
2.38%, 09/10/14	3,000,000	3,123,239
Export Development Canada
2.38%, 03/19/12	5,625,000	5,720,023
3.13%, 04/24/14	4,000,000	4,254,482
Manitoba (Province of)
4.90%, 12/06/16	3,750,000	4,254,562
New Brunswick (Province of)
5.20%, 02/21/17	500,000	573,307
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	855,766
9.25%, 03/01/20	2,000,000	2,779,238
Ontario (Province of)
1.38%, 01/27/14	4,500,000	4,551,089
1.88%, 11/19/12	4,000,000	4,080,448
2.30%, 05/10/16	2,000,000	2,019,220
2.63%, 01/20/12	9,311,000	9,447,667
2.95%, 02/05/15(a)	6,000,000	6,322,585
4.00%, 10/07/19(a)	2,000,000	2,100,437
4.10%, 06/16/14	2,000,000	2,175,807
4.40%, 04/14/20	5,250,000	5,630,401
4.95%, 11/28/16	2,000,000	2,277,335
5.45%, 04/27/16	1,625,000	1,877,309
Quebec (Province of)
3.50%, 07/29/20	3,000,000	3,008,166
4.63%, 05/14/18(a)	1,000,000	1,114,783
5.00%, 03/01/16(a)	4,692,000	5,340,113

		74,663,437
CHILE—0.08%
Chile (Republic of)
5.50%, 01/15/13	2,750,000	2,935,955

		2,935,955
HUNGARY—0.20%
Hungary (Republic of)
4.75%, 02/03/15	1,000,000	1,027,500
6.25%, 01/29/20	2,000,000	2,107,500
6.38%, 03/29/21	3,500,000	3,666,250

		6,801,250
ISRAEL—0.09%
Israel (State of)
5.13%, 03/26/19(a)	2,000,000	2,141,000
5.50%, 11/09/16(a)	1,000,000	1,111,000

		3,252,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

ITALY—0.77%
Italy (Republic of)
2.13%, 10/05/12	4,000,000	4,063,687
3.13%, 01/26/15(a)	3,500,000	3,599,333
4.50%, 01/21/15	13,851,000	14,881,098
5.25%, 09/20/16	3,800,000	4,190,068

		26,734,186
JAPAN—0.55%
Japan Finance Corp.
1.50%, 07/06/12	4,000,000	4,031,729
1.88%, 09/24/15	1,500,000	1,498,944
2.13%, 11/05/12	2,750,000	2,808,913
2.50%, 01/21/16	1,600,000	1,634,127
2.50%, 05/18/16	2,000,000	2,028,752
2.88%, 02/02/15	3,900,000	4,073,690
Japan Finance Organization for Municipalities
5.00%, 05/16/17(a)	2,500,000	2,835,644

		18,911,799
MEXICO—0.82%
United Mexican States
5.13%, 01/15/20	5,500,000	5,912,500
5.63%, 01/15/17	2,700,000	3,041,550
5.88%, 02/17/14	2,500,000	2,768,750
5.95%, 03/19/19	5,700,000	6,512,251
6.38%, 01/16/13	5,356,000	5,797,870
8.13%, 12/30/19(a)	2,250,000	3,082,500
11.38%, 09/15/16(a)	800,000	1,136,000

		28,251,421
PANAMA—0.12%
Panama (Republic of)
5.20%, 01/30/20(a)	4,000,000	4,300,000

		4,300,000
PERU—0.11%
Peru (Republic of)
7.13%, 03/30/19	1,650,000	1,975,875
9.88%, 02/06/15(a)	1,625,000	2,006,875

		3,982,750
POLAND—0.35%
Poland (Republic of)
3.88%, 07/16/15	1,750,000	1,811,250
5.13%, 04/21/21	2,000,000	2,072,400
6.25%, 07/03/12	2,700,000	2,857,950
6.38%, 07/15/19	4,800,000	5,484,000

		12,225,600
SOUTH AFRICA—0.20%
South Africa (Republic of)
5.50%, 03/09/20	2,500,000	2,720,000
6.88%, 05/27/19	2,000,000	2,374,000
7.38%, 04/25/12	1,625,000	1,718,437

		6,812,437

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

SOUTH KOREA—0.16%
Korea (Republic of)
5.75%, 04/16/14(a)	2,500,000	2,757,955
7.13%, 04/16/19	2,200,000	2,658,611

		5,416,566

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $205,064,855)		215,583,363

MUNICIPAL DEBT OBLIGATIONS—0.41%

CALIFORNIA—0.12%
California State GO
3.95%, 11/01/15	875,000	908,950
5.25%, 04/01/14	2,000,000	2,161,720
6.20%, 10/01/19	1,000,000	1,115,180

		4,185,850
ILLINOIS—0.24%
State of Illinois GO Property Tax
5.67%, 03/01/18	2,000,000	2,109,480
State of Illinois GO
4.07%, 01/01/14	2,500,000	2,590,450
4.42%, 01/01/15	3,000,000	3,108,450
5.88%, 03/01/19	450,000	472,531

		8,280,911
NEW JERSEY—0.02%
New Jersey State Turnpike Authority RB Turnpike Revenue Series B
4.25%, 01/01/16 (AMBAC)	500,000	520,660

		520,660
PUERTO RICO—0.03%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
3.67%, 05/01/14	1,000,000	1,009,890

		1,009,890

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $13,419,867)		13,997,311

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.49%

MONEY MARKET FUNDS—5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(f)(g)	141,307,980	141,307,980
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(f)(g)	18,349,798	18,349,798
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(f)	30,611,411	30,611,411

		190,269,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,269,189)		190,269,189

TOTAL INVESTMENTS IN SECURITIES—103.63%
(Cost: $3,386,223,782)		3,589,682,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2011

Other Assets, Less Liabilities—(3.63)%	(125,702,330)

NET ASSETS—100.00%	$3,463,979,720

GO - General Obligation

RB - Revenue Bond

Insured by:

AMBAC - Ambac Financial Group Inc.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—33.55%

AEROSPACE & DEFENSE—0.41%
Boeing Co. (The)
4.88%, 02/15/20	$450,000	$492,506
General Dynamics Corp.
5.25%, 02/01/14	500,000	555,444
L-3 Communications Corp.
4.95%, 02/15/21	600,000	623,359
United Technologies Corp.
5.38%, 12/15/17(a)	673,000	765,603

		2,436,912
AGRICULTURE—0.43%
Altria Group Inc.
4.75%, 05/05/21	100,000	101,415
9.70%, 11/10/18	526,000	703,219
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250,000	261,620
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	150,000	155,885
Philip Morris International Inc.
5.65%, 05/16/18	685,000	779,748
Reynolds American Inc.
6.75%, 06/15/17	447,000	520,469

		2,522,356
AIRLINES—0.03%
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21(a)	100,000	97,500
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19(a)	49,284	49,407

		146,907
AUTO MANUFACTURERS—0.12%
Daimler Finance North America LLC
6.50%, 11/15/13	640,000	713,786

		713,786
AUTO PARTS & EQUIPMENT—0.03%
Johnson Controls Inc.
4.25%, 03/01/21	200,000	202,846

		202,846
BANKS—6.70%
Bank of America Corp.
5.63%, 07/01/20	750,000	786,605
5.65%, 05/01/18	1,010,000	1,075,212
7.38%, 05/15/14	1,053,000	1,201,800
7.63%, 06/01/19	262,000	308,772
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	8,700,000	8,954,800
Bank of America N.A.
5.30%, 03/15/17	500,000	528,271

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Bank of Montreal
1.75%, 04/29/14	150,000	151,391
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,010,000	1,066,461
Bank of Nova Scotia
2.05%, 10/07/15	300,000	298,898
4.38%, 01/13/21	150,000	154,682
Barclays Bank PLC
5.13%, 01/08/20	700,000	723,288
5.20%, 07/10/14	400,000	437,702
5.45%, 09/12/12	500,000	529,643
BB&T Corp.
3.20%, 03/15/16	250,000	255,701
6.85%, 04/30/19	262,000	310,250
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	100,000	99,933
BNP Paribas SA
5.00%, 01/15/21	500,000	510,288
Charter One Bank N.A.
6.38%, 05/15/12	352,000	363,383
Comerica Inc.
3.00%, 09/16/15	50,000	50,931
Credit Suisse New York
5.00%, 05/15/13	526,000	563,279
6.00%, 02/15/18	400,000	439,203
Deutsche Bank AG London
6.00%, 09/01/17	848,000	961,523
Export-Import Bank of Korea (The)
8.13%, 01/21/14	550,000	631,766
Fifth Third Bancorp
5.45%, 01/15/17	526,000	560,259
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350,000	350,602
HSBC Holdings PLC
5.10%, 04/05/21	150,000	155,626
5.25%, 12/12/12	200,000	211,410
KeyCorp
6.50%, 05/14/13	526,000	575,970
KfW
2.00%, 01/17/12	1,250,000	1,263,410
2.63%, 03/03/15(a)	750,000	785,103
3.25%, 03/15/13	1,000,000	1,048,302
4.88%, 01/17/17	842,000	960,653
KfW Series G
4.38%, 03/15/18	1,347,000	1,497,309
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	842,000	960,683
Lloyds TSB Bank PLC
4.88%, 01/21/16	200,000	207,860
6.38%, 01/21/21	200,000	211,397
National City Corp.
6.88%, 05/15/19	526,000	610,635
Northern Trust Corp.
3.45%, 11/04/20	50,000	48,621

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Oesterreichische Kontrollbank AG
1.88%, 03/21/12	400,000	404,884
PNC Funding Corp.
5.25%, 11/15/15(b)	135,000	148,830
Rabobank Nederland
4.50%, 01/11/21	500,000	520,551
Royal Bank of Canada
2.88%, 04/19/16	350,000	356,986
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	161,000	163,588
5.63%, 08/24/20	150,000	154,053
6.13%, 01/11/21	400,000	420,556
State Street Corp.
4.30%, 05/30/14	179,000	194,055
4.38%, 03/07/21	300,000	308,256
SunTrust Bank
7.25%, 03/15/18	262,000	304,877
U.S. Bancorp
4.13%, 05/24/21	100,000	100,605
UBS AG Stamford
5.88%, 12/20/17	1,010,000	1,140,614
US Bank N.A.
4.80%, 04/15/15	736,000	801,250
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300,000	335,029
5.75%, 06/15/17	1,010,000	1,142,189
Wells Fargo & Co.
3.75%, 10/01/14	600,000	635,806
4.60%, 04/01/21	400,000	409,496
5.25%, 10/23/12	1,500,000	1,588,761
Westpac Banking Corp.
2.10%, 08/02/13	200,000	203,209
4.88%, 11/19/19	375,000	394,220

		39,579,437
BEVERAGES—1.01%
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	1,000,000	1,029,587
5.38%, 01/15/20	400,000	443,120
7.75%, 01/15/19	400,000	509,752
Bottling Group LLC
6.95%, 03/15/14	307,000	355,877
Coca-Cola Co. (The)
5.35%, 11/15/17	1,000,000	1,165,769
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300,000	299,707
Diageo Finance BV
5.30%, 10/28/15	673,000	756,006
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100,000	101,521
PepsiCo Inc.
3.75%, 03/01/14	526,000	562,561
7.90%, 11/01/18	550,000	708,906

		5,932,806

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

BIOTECHNOLOGY—0.08%
Amgen Inc.
5.70%, 02/01/19	262,000	299,492
Celgene Corp.
3.95%, 10/15/20	100,000	97,692
Gilead Sciences Inc.
4.50%, 04/01/21	100,000	102,143

		499,327
BUILDING MATERIALS—0.10%
CRH America Inc.
5.30%, 10/15/13	370,000	396,656
Owens Corning
9.00%, 06/15/19(a)	160,000	191,943

		588,599
CHEMICALS—0.55%
Dow Chemical Co. (The)
6.00%, 10/01/12	268,000	286,009
7.60%, 05/15/14	526,000	613,032
8.55%, 05/15/19	400,000	519,763
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300,000	293,408
4.25%, 04/01/21	350,000	359,311
Eastman Chemical Co.
3.00%, 12/15/15	200,000	202,643
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300,000	354,238
PPG Industries Inc.
3.60%, 11/15/20(a)	200,000	195,280
Praxair Inc.
4.05%, 03/15/21	100,000	102,428
4.50%, 08/15/19	256,000	273,156
Sigma-Aldrich Corp.
3.38%, 11/01/20	50,000	48,135

		3,247,403
COMMERCIAL SERVICES—0.12%
McKesson Corp.
5.70%, 03/01/17	336,000	382,834
Moody’s Corp.
5.50%, 09/01/20(a)	100,000	104,406
Western Union Co. (The)
5.25%, 04/01/20	216,000	230,155

		717,395
COMPUTERS—0.45%
Computer Sciences Corp.
6.50%, 03/15/18	150,000	165,519
Dell Inc.
2.30%, 09/10/15	100,000	100,045
4.63%, 04/01/21(a)	250,000	255,425
Hewlett-Packard Co.
1.25%, 09/13/13	150,000	150,449
1.55%, 05/30/14	150,000	150,731
2.65%, 06/01/16	150,000	151,061
5.50%, 03/01/18	526,000	590,386

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

International Business Machines Corp.
4.75%, 11/29/12	673,000	714,836
5.70%, 09/14/17	300,000	347,218

		2,625,670
COSMETICS & PERSONAL CARE—0.06%
Colgate-Palmolive Co.
2.95%, 11/01/20(a)	150,000	144,589
Procter & Gamble Co. (The)
4.70%, 02/15/19(a)	200,000	222,491

		367,080
DISTRIBUTION & WHOLESALE—0.02%
Ingram Micro Inc.
5.25%, 09/01/17	100,000	104,102

		104,102
DIVERSIFIED FINANCIAL SERVICES—6.06%
Alterra Finance LLC
6.25%, 09/30/20	100,000	103,557
American Express Co.
4.88%, 07/15/13	507,000	542,418
6.80%, 09/01/16(c)	268,000	282,070
7.00%, 03/19/18	842,000	1,002,028
Ameriprise Financial Inc.
5.30%, 03/15/20	150,000	163,154
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	1,047,000	1,165,563
BP Capital Markets PLC
3.13%, 10/01/15	100,000	102,514
3.88%, 03/10/15	150,000	158,444
4.75%, 03/10/19	150,000	158,775
5.25%, 11/07/13	276,000	299,691
Capital One Financial Corp.
6.75%, 09/15/17	526,000	622,086
Charles Schwab Corp. (The)
4.95%, 06/01/14	262,000	289,448
Citigroup Inc.
5.00%, 09/15/14	650,000	687,812
5.50%, 04/11/13	526,000	563,791
6.00%, 02/21/12	1,718,000	1,783,188
6.13%, 05/15/18	1,010,000	1,122,939
8.50%, 05/22/19	512,000	642,065
Countrywide Financial Corp.
5.80%, 06/07/12	168,000	176,283
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,123,000	1,259,372
Eksportfinans A/S
3.00%, 11/17/14	375,000	393,816
General Electric Capital Corp.
5.00%, 01/08/16(a)	640,000	699,274
5.30%, 02/11/21(a)	700,000	733,983
5.63%, 05/01/18	762,000	840,956
5.88%, 02/15/12	1,685,000	1,749,192
6.00%, 08/07/19	262,000	295,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

General Electric Capital Corp. Series A
6.00%, 06/15/12	500,000	528,530
Goldman Sachs Capital II
5.79%, 06/01/12(c)	150,000	124,500
Goldman Sachs Group Inc. (The)
5.25%, 10/15/13	375,000	402,848
5.35%, 01/15/16	660,000	710,239
5.45%, 11/01/12	200,000	212,145
6.15%, 04/01/18	1,685,000	1,836,464
6.60%, 01/15/12	526,000	545,421
HSBC Finance Corp.
5.50%, 01/19/16	350,000	390,162
6.68%, 01/15/21(d)	619,000	663,155
Jefferies Group Inc.
8.50%, 07/15/19	262,000	312,893
John Deere Capital Corp.
7.00%, 03/15/12	538,000	565,872
JPMorgan Chase & Co.
4.25%, 10/15/20	750,000	730,125
5.75%, 01/02/13	2,127,000	2,267,552
6.00%, 01/15/18	800,000	897,144
6.30%, 04/23/19	262,000	298,618
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	235,000	252,360
5.45%, 07/15/14	1,285,000	1,409,354
6.05%, 08/15/12	473,000	501,445
Morgan Stanley
3.45%, 11/02/15	150,000	151,602
4.75%, 04/01/14	600,000	631,240
5.30%, 03/01/13	200,000	212,834
5.45%, 01/09/17	500,000	529,405
5.75%, 10/18/16	473,000	520,170
5.75%, 01/25/21	700,000	729,913
6.00%, 04/28/15	736,000	814,297
6.63%, 04/01/18	603,000	675,707
7.30%, 05/13/19	262,000	301,111
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	640,000	671,958
Nomura Holdings Inc.
6.70%, 03/04/20	225,000	245,985
ORIX Corp.
5.00%, 01/12/16	250,000	260,015
SLM Corp.
5.38%, 05/15/14	637,000	656,110
6.25%, 01/25/16	500,000	520,000
Toyota Motor Credit Corp.
1.38%, 08/12/13	400,000	402,060

		35,809,545
ELECTRIC—1.88%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18(a)	1,621,000	1,866,526
Constellation Energy Group Inc.
4.55%, 06/15/15	606,000	650,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Detroit Edison Co. (The)
3.45%, 10/01/20	150,000	147,050
Dominion Resources Inc.
5.15%, 07/15/15	640,000	711,631
Duke Capital LLC
6.25%, 02/15/13	640,000	688,540
Duke Energy Corp.
5.05%, 09/15/19	262,000	284,103
6.25%, 01/15/12	235,000	243,362
Duke Energy Indiana Inc.
3.75%, 07/15/20	200,000	199,983
Edison International
3.75%, 09/15/17	200,000	201,346
Entergy Arkansas Inc.
3.75%, 02/15/21	200,000	193,642
Exelon Corp.
4.90%, 06/15/15	440,000	475,249
Exelon Generation Co. LLC
5.35%, 01/15/14	640,000	695,801
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300,000	323,617
FPL Group Capital Inc.
6.00%, 03/01/19	256,000	287,985
Great Plains Energy Inc.
4.85%, 06/01/21	50,000	50,788
Integrys Energy Group Inc.
4.17%, 11/01/20	50,000	48,741
Kentucky Utilities Co.
3.25%, 11/01/20(d)	50,000	47,837
LG&E and KU Energy LLC
2.13%, 11/15/15(d)	100,000	97,565
3.75%, 11/15/20(d)	100,000	95,757
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300,000	341,657
Northern States Power Co.
1.95%, 08/15/15	100,000	100,045
Pacific Gas & Electric Co.
4.80%, 03/01/14	947,000	1,032,913
Portland General Electric Co.
6.10%, 04/15/19	100,000	116,251
Progress Energy Inc.
4.40%, 01/15/21	300,000	308,272
PSEG Power LLC
2.50%, 04/15/13	200,000	203,987
Public Service Co. of Oklahoma
4.40%, 02/01/21	100,000	101,564
SCANA Corp.
4.75%, 05/15/21	150,000	152,970
Southern Co.
2.38%, 09/15/15	100,000	99,943
Southern Power Co.
4.88%, 07/15/15	307,000	334,269
Southwestern Electric Power Co.
6.45%, 01/15/19	262,000	299,166

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

TXU Electric Delivery Co.
6.38%, 01/15/15	268,000	305,352
UIL Holdings Corp.
4.63%, 10/01/20	100,000	97,583
Union Electric Co.
6.70%, 02/01/19	262,000	310,180

		11,114,491
ELECTRICAL COMPONENTS & EQUIPMENT—0.14%
Emerson Electric Co.
4.88%, 10/15/19	300,000	327,410
5.25%, 10/15/18	440,000	489,615

		817,025
ELECTRONICS—0.11%
Agilent Technologies Inc.
5.00%, 07/15/20	100,000	105,768
6.50%, 11/01/17	225,000	260,842
Arrow Electronics Inc.
5.13%, 03/01/21	150,000	151,414
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100,000	103,302
4.50%, 03/01/21	50,000	52,201

		673,527
ENTERTAINMENT—0.02%
International Game Technology
7.50%, 06/15/19	100,000	116,016

		116,016
ENVIRONMENTAL CONTROL—0.14%
Republic Services Inc.
5.00%, 03/01/20	400,000	423,485
Waste Management Inc.
4.60%, 03/01/21	400,000	411,034

		834,519
FOOD—0.55%
Campbell Soup Co.
3.05%, 07/15/17	200,000	205,305
Corn Products International Inc.
4.63%, 11/01/20	50,000	51,049
General Mills Inc.
1.55%, 05/16/14	200,000	201,193
6.00%, 02/15/12	268,000	278,435
Hershey Co. (The)
4.13%, 12/01/20	50,000	51,484
Kellogg Co.
4.45%, 05/30/16	300,000	327,784
Kraft Foods Inc.
4.13%, 02/09/16	500,000	531,879
6.13%, 02/01/18	504,000	578,781
6.25%, 06/01/12	246,000	259,666
Kroger Co. (The)
3.90%, 10/01/15	300,000	318,807
Safeway Inc.
3.95%, 08/15/20(a)	200,000	196,946

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Unilever Capital Corp.
4.25%, 02/10/21	250,000	261,295

		3,262,624
FOREST PRODUCTS & PAPER—0.05%
International Paper Co.
7.95%, 06/15/18	262,000	319,533

		319,533
GAS—0.04%
Sempra Energy
2.00%, 03/15/14	100,000	100,341
6.50%, 06/01/16	112,000	129,858

		230,199
HEALTH CARE - PRODUCTS—0.23%
Baxter International Inc.
4.25%, 03/15/20	200,000	209,701
Becton, Dickinson and Co.
3.25%, 11/12/20	100,000	96,278
Johnson & Johnson
3.55%, 05/15/21	200,000	199,988
5.55%, 08/15/17	305,000	355,510
Medtronic Inc.
3.00%, 03/15/15	200,000	208,311
4.13%, 03/15/21	200,000	204,430
St. Jude Medical Inc.
2.50%, 01/15/16	100,000	100,920

		1,375,138
HEALTH CARE - SERVICES—0.27%
Aetna Inc.
3.95%, 09/01/20	100,000	99,836
4.13%, 06/01/21	300,000	300,098
CIGNA Corp.
4.38%, 12/15/20	100,000	101,357
Quest Diagnostics Inc.
4.70%, 04/01/21	150,000	154,752
UnitedHealth Group Inc.
4.70%, 02/15/21	200,000	209,181
4.88%, 03/15/15(a)	268,000	292,298
WellPoint Inc.
4.35%, 08/15/20	100,000	102,818
5.25%, 01/15/16	300,000	335,951

		1,596,291
HOUSEHOLD PRODUCTS & WARES—0.12%
Fortune Brands Inc.
5.38%, 01/15/16	300,000	325,286
Kimberly-Clark Corp.
6.13%, 08/01/17	256,000	304,072
Tupperware Brands Corp.
4.75%, 06/01/21(d)	100,000	99,450

		728,808
INSURANCE—1.31%
Aflac Inc.
3.45%, 08/15/15(a)	100,000	102,605

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Allstate Corp. (The)
5.00%, 08/15/14(a)	336,000	370,735
American International Group Inc.
3.65%, 01/15/14	250,000	256,453
5.60%, 10/18/16	673,000	717,634
6.40%, 12/15/20	200,000	218,639
AON Corp.
3.13%, 05/27/16	100,000	100,535
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	979,000	1,078,216
Chubb Corp. (The)
6.38%, 04/15/17(c)	250,000	266,250
CNA Financial Corp.
5.88%, 08/15/20(a)	75,000	79,955
Genworth Financial Inc.
5.75%, 06/15/14	526,000	550,956
Hartford Financial Services Group Inc.
5.38%, 03/15/17	250,000	265,751
Lincoln National Corp.
8.75%, 07/01/19	300,000	385,096
Markel Corp.
5.35%, 06/01/21	200,000	199,990
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350,000	387,131
MetLife Inc.
5.00%, 06/15/15	640,000	702,683
Principal Life Income Fundings Trust
5.30%, 12/14/12	526,000	559,001
Prudential Financial Inc.
3.00%, 05/12/16	150,000	150,282
5.10%, 09/20/14	673,000	734,295
Reinsurance Group of America Inc.
5.00%, 06/01/21	200,000	201,239
Travelers Companies Inc. (The)
6.25%, 06/20/16	262,000	301,130
Willis Group Holdings PLC
5.75%, 03/15/21	100,000	103,389

		7,731,965
INTERNET—0.05%
eBay Inc.
3.25%, 10/15/20(a)	100,000	94,028
Google Inc.
2.13%, 05/19/16	200,000	200,247

		294,275
IRON & STEEL—0.20%
ArcelorMittal SA
6.13%, 06/01/18	500,000	539,591
9.00%, 02/15/15	526,000	633,018

		1,172,609
MACHINERY—0.27%
Caterpillar Inc.
3.90%, 05/27/21	200,000	200,646
5.70%, 08/15/16	943,000	1,099,484

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Deere & Co.
4.38%, 10/16/19	300,000	320,461

		1,620,591
MANUFACTURING—0.45%
3M Co. Series E
4.38%, 08/15/13	500,000	540,638
General Electric Co.
5.00%, 02/01/13	1,047,000	1,117,537
Harsco Corp.
2.70%, 10/15/15	100,000	99,229
Honeywell International Inc.
5.30%, 03/01/18	262,000	295,988
Pentair Inc.
5.00%, 05/15/21	50,000	50,858
Tyco International Finance SA
4.13%, 10/15/14	500,000	534,075

		2,638,325
MEDIA—1.33%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247,000	277,950
Comcast Corp.
6.50%, 01/15/17	800,000	928,631
COX Communications Inc.
5.45%, 12/15/14	600,000	669,865
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.55%, 03/15/15	450,000	467,156
5.00%, 03/01/21	200,000	207,481
Discovery Communications LLC
3.70%, 06/01/15	600,000	632,194
NBC Universal Inc.
2.88%, 04/01/16(d)	300,000	301,158
News America Inc.
5.30%, 12/15/14	606,000	676,774
Thomson Reuters Corp.
6.50%, 07/15/18	300,000	353,375
Time Warner Cable Inc.
5.85%, 05/01/17	336,000	375,221
6.20%, 07/01/13	100,000	109,893
6.75%, 07/01/18	450,000	518,150
7.50%, 04/01/14	526,000	608,857
Time Warner Inc.
3.15%, 07/15/15	100,000	103,249
4.88%, 03/15/20	750,000	782,878
Viacom Inc.
3.50%, 04/01/17	150,000	151,666
Walt Disney Co. (The)
6.38%, 03/01/12	673,000	703,101

		7,867,599
MINING—0.68%
Alcoa Inc.
5.55%, 02/01/17(a)	418,000	454,763

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Barrick Gold Corp.
2.90%, 05/30/16(d)	200,000	201,033
6.95%, 04/01/19	225,000	270,070
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,247,000	1,336,187
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14(a)	510,000	616,334
9.00%, 05/01/19	225,000	300,310
Teck Resources Ltd.
3.85%, 08/15/17	50,000	51,364
10.75%, 05/15/19	300,000	379,125
Vale Overseas Ltd.
6.25%, 01/11/16	336,000	381,623

		3,990,809
MULTI-NATIONAL—2.16%
African Development Bank
1.88%, 01/23/12	500,000	504,916
Asian Development Bank
2.63%, 02/09/15	400,000	419,054
2.75%, 05/21/14(a)	526,000	553,081
European Bank for Reconstruction and Development Series G
2.75%, 04/20/15	300,000	315,161
European Investment Bank
1.75%, 09/14/12	1,000,000	1,017,454
2.75%, 03/23/15	600,000	629,829
4.00%, 02/16/21	500,000	526,883
4.63%, 05/15/14	3,741,000	4,128,950
Inter-American Development Bank
5.13%, 09/13/16(a)	1,247,000	1,443,004
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,053,000	1,068,105
2.38%, 05/26/15	750,000	780,583
International Finance Corp.
2.25%, 04/11/16	500,000	513,162
2.75%, 04/20/15	500,000	525,850
Nordic Investment Bank
5.00%, 02/01/17	307,000	353,189

		12,779,221
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.
4.75%, 01/15/16	256,000	271,912
Xerox Corp.
4.25%, 02/15/15	200,000	213,855
4.50%, 05/15/21	150,000	150,229
5.63%, 12/15/19	400,000	440,519

		1,076,515
OIL & GAS—1.55%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306,000	345,539
Apache Corp.
5.25%, 04/15/13	336,000	363,289
BP Capital Markets PLC
3.20%, 03/11/16	100,000	101,736
4.74%, 03/11/21	200,000	206,811

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

Canadian Natural Resources Ltd.
5.90%, 02/01/18	500,000	574,599
Cenovus Energy Inc.
4.50%, 09/15/14	200,000	217,342
Chevron Corp.
3.95%, 03/03/14	358,000	386,390
ConocoPhillips
4.75%, 02/01/14	900,000	985,495
5.75%, 02/01/19	300,000	347,198
EnCana Corp.
5.90%, 12/01/17	350,000	402,436
EOG Resources Inc.
2.95%, 06/01/15	300,000	309,284
Husky Energy Inc.
7.25%, 12/15/19	300,000	363,385
Marathon Petroleum Corp.
3.50%, 03/01/16(d)	50,000	50,900
Nabors Industries Inc.
5.00%, 09/15/20(a)	300,000	308,952
Noble Holding International Ltd.
4.63%, 03/01/21(a)	200,000	205,906
NuStar Logistics LP
4.80%, 09/01/20	100,000	101,105
Pemex Project Funding Master Trust
5.75%, 03/01/18	500,000	541,250
Petrobras International Finance Co.
5.88%, 03/01/18	500,000	542,911
7.88%, 03/15/19	262,000	315,504
Rowan Companies Inc.
5.00%, 09/01/17	100,000	107,834
Shell International Finance BV
4.30%, 09/22/19	526,000	554,509
Statoil ASA
5.25%, 04/15/19	500,000	557,523
Talisman Energy Inc.
3.75%, 02/01/21	100,000	95,825
Total Capital SA
2.30%, 03/15/16	200,000	199,829
4.13%, 01/28/21	250,000	255,883
Transocean Inc.
6.00%, 03/15/18	173,000	191,963
Valero Energy Corp.
6.13%, 02/01/20(a)	450,000	503,658

		9,137,056
OIL & GAS SERVICES—0.08%
Cameron International Corp.
4.50%, 06/01/21	150,000	150,713
Weatherford International Inc.
6.35%, 06/15/17	268,000	307,855

		458,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

PHARMACEUTICALS—1.04%
Abbott Laboratories
5.15%, 11/30/12	804,000	859,487
AmerisourceBergen Corp.
5.88%, 09/15/15	254,000	286,897
AstraZeneca PLC
5.40%, 09/15/12	710,000	753,524
Express Scripts Inc.
3.13%, 05/15/16	250,000	252,704
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	608,000	696,930
Medco Health Solutions Inc.
7.13%, 03/15/18	542,000	643,532
Merck & Co. Inc.
4.00%, 06/30/15	315,000	340,998
Novartis Capital Corp.
2.90%, 04/24/15	300,000	312,494
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262,000	292,150
Pfizer Inc.
6.20%, 03/15/19	429,000	505,082
Sanofi-Aventis SA
4.00%, 03/29/21	200,000	201,113
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150,000	150,929
Wyeth
5.50%, 02/01/14	747,000	827,010

		6,122,850
PIPELINES—0.61%
Buckeye Partners LP
4.88%, 02/01/21	50,000	51,529
CenterPoint Energy Resources Corp.
4.50%, 01/15/21(d)	75,000	76,164
Energy Transfer Partners LP
4.65%, 06/01/21	200,000	199,978
5.95%, 02/01/15	315,000	351,682
Enterprise Products Operating LP
5.60%, 10/15/14	707,000	787,781
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	51,661
6.85%, 02/15/20	250,000	295,853
ONEOK Partners LP
3.25%, 02/01/16	250,000	255,448
Plains All American Pipeline LP
3.95%, 09/15/15	300,000	315,845
8.75%, 05/01/19	300,000	382,944
TransCanada PipeLines Ltd.
6.50%, 08/15/18	500,000	592,997
Williams Partners LP
5.25%, 03/15/20	225,000	243,563

		3,605,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

REAL ESTATE INVESTMENT TRUSTS—0.42%
AvalonBay Communities Inc.
3.95%, 01/15/21	50,000	48,897
Boston Properties LP
6.25%, 01/15/13	130,000	140,295
CommonWealth REIT
5.88%, 09/15/20(a)	300,000	318,130
Duke Realty LP
7.38%, 02/15/15	250,000	284,413
Entertainment Properties Trust
7.75%, 07/15/20(d)	150,000	170,473
ERP Operating LP
5.13%, 03/15/16	336,000	367,793
HCP Inc.
6.70%, 01/30/18	250,000	284,416
Health Care REIT Inc.
3.63%, 03/15/16	50,000	50,693
4.95%, 01/15/21	100,000	99,230
Liberty Property LP
4.75%, 10/01/20	100,000	101,268
Simon Property Group LP
6.13%, 05/30/18	500,000	565,898
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21	50,000	49,995

		2,481,501
RETAIL—0.83%
Best Buy Co. Inc.
5.50%, 03/15/21	50,000	50,558
Costco Wholesale Corp.
5.30%, 03/15/12	202,000	210,067
CVS Caremark Corp.
5.75%, 06/01/17	205,000	232,035
6.30%, 06/01/12(c)	338,000	331,240
Gap Inc. (The)
5.95%, 04/12/21	100,000	97,750
Home Depot Inc. (The)
5.40%, 03/01/16	640,000	722,045
McDonald’s Corp.
5.35%, 03/01/18	473,000	539,491
Target Corp.
6.00%, 01/15/18	473,000	552,969
Wal-Mart Stores Inc.
3.25%, 10/25/20	750,000	719,315
4.55%, 05/01/13	1,020,000	1,093,681
Yum! Brands Inc.
6.25%, 03/15/18	304,000	346,800

		4,895,951
SAVINGS & LOANS—0.02%
Santander Holdings USA Inc.
4.63%, 04/19/16(a)	100,000	103,018

		103,018

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

SEMICONDUCTORS—0.03%
Texas Instruments Inc.
2.38%, 05/16/16	150,000	150,674

		150,674
SOFTWARE—0.27%
Microsoft Corp.
2.50%, 02/08/16	150,000	153,753
2.95%, 06/01/14	350,000	368,806
Oracle Corp.
5.25%, 01/15/16	943,000	1,067,900

		1,590,459
TELECOMMUNICATIONS—1.94%
America Movil SAB de CV
5.00%, 03/30/20	375,000	398,326
American Tower Corp.
5.05%, 09/01/20	150,000	149,981
AT&T Inc.
4.95%, 01/15/13	979,000	1,044,068
5.50%, 02/01/18	800,000	891,310
British Telecom PLC
5.95%, 01/15/18	150,000	168,152
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526,000	687,554
Cisco Systems Inc.
5.50%, 02/22/16	1,247,000	1,425,333
Corning Inc.
4.25%, 08/15/20	50,000	50,757
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315,000	358,997
Embarq Corp.
7.08%, 06/01/16	521,000	592,142
France Telecom SA
4.38%, 07/08/14	600,000	653,557
Harris Corp.
4.40%, 12/15/20	150,000	152,918
Qwest Corp.
8.38%, 05/01/16	300,000	360,435
Rogers Wireless Inc.
6.38%, 03/01/14	336,000	379,728
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	247,000	255,661
Telecom Italia Capital SA
4.95%, 09/30/14	526,000	556,144
Telefonica Emisiones SAU
3.73%, 04/27/15	450,000	463,864
5.46%, 02/16/21	450,000	467,531
Verizon Communications Inc.
5.50%, 02/15/18	450,000	502,478
5.55%, 02/15/16	1,047,000	1,183,489
Vodafone Group PLC
5.75%, 03/15/16	640,000	729,003

		11,471,428

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

TEXTILES—0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	150,000	151,475

		151,475
TRANSPORTATION—0.35%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	250,000	266,470
CSX Corp.
3.70%, 10/30/20(a)	250,000	242,616
4.25%, 06/01/21	50,000	50,240
Norfolk Southern Corp.
7.70%, 05/15/17	480,000	599,560
Ryder System Inc.
3.50%, 06/01/17	100,000	101,141
3.60%, 03/01/16	100,000	102,240
Union Pacific Corp.
5.75%, 11/15/17	315,000	362,726
United Parcel Service Inc.
5.13%, 04/01/19	282,000	318,282

		2,043,275
TRUCKING & LEASING—0.03%
GATX Corp.
4.85%, 06/01/21	200,000	201,564

		201,564

TOTAL CORPORATE BONDS & NOTES
(Cost: $186,575,205)		198,147,515

FOREIGN GOVERNMENT BONDS & NOTES(e)—2.31%

BRAZIL—0.17%
Brazil (Federative Republic of)
8.00%, 01/15/18	829,889	997,526

		997,526
CANADA—0.84%
Canada (Government of)
2.38%, 09/10/14	526,000	547,608
Export Development Canada
2.38%, 03/19/12	500,000	508,446
Nova Scotia (Province of)
2.38%, 07/21/15	300,000	308,712
Ontario (Province of)
2.30%, 05/10/16	100,000	100,961
2.63%, 01/20/12(a)	1,000,000	1,014,678
2.95%, 02/05/15	375,000	395,162
4.10%, 06/16/14	600,000	652,742
Quebec (Province of)
5.00%, 03/01/16(a)	1,247,000	1,419,250

		4,947,559
HUNGARY—0.05%
Hungary (Republic of)
6.25%, 01/29/20	250,000	263,438

		263,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

ISRAEL—0.05%
Israel (State of)
5.13%, 03/26/19(a)	262,000	280,471

		280,471
ITALY—0.30%
Italy (Republic of)
2.13%, 10/05/12	1,200,000	1,219,106
4.50%, 01/21/15	500,000	537,185

		1,756,291
JAPAN—0.19%
Japan Finance Corp.
2.13%, 11/05/12	1,000,000	1,021,423
2.50%, 05/18/16	100,000	101,437

		1,122,860
MEXICO—0.41%
United Mexican States
6.38%, 01/16/13	2,257,000	2,443,202

		2,443,202
PERU—0.08%
Peru (Republic of)
7.13%, 03/30/19	415,000	496,963

		496,963
POLAND—0.12%
Poland (Republic of)
5.13%, 04/21/21	400,000	414,480
6.38%, 07/15/19	262,000	299,335

		713,815
SOUTH AFRICA—0.05%
South Africa (Republic of)
6.88%, 05/27/19(a)	262,000	310,994

		310,994
SOUTH KOREA—0.05%
Korea (Republic of)
7.13%, 04/16/19	262,000	316,616

		316,616

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $13,039,507)		13,649,735

MUNICIPAL DEBT OBLIGATIONS—0.10%

CALIFORNIA—0.05%
State of California GO BAB
7.55%, 04/01/39	250,000	294,575

		294,575
ILLINOIS—0.05%
State of Illinois GO
4.07%, 01/01/14	20,000	20,724
4.42%, 01/01/15	250,000	259,037

		279,761

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $536,207)		574,336

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

U.S. GOVERNMENT & AGENCY OBLIGATIONS—62.92%

U.S. GOVERNMENT AGENCY OBLIGATIONS—11.21%
Federal Home Loan Banks
3.63%, 10/18/13(a)	5,170,000	5,523,824
5.00%, 11/17/17	7,130,000	8,246,609
Federal Home Loan Mortgage Corp.
0.75%, 03/28/13	7,660,000	7,699,626
2.13%, 09/21/12(a)	7,451,000	7,624,944
4.50%, 01/15/13	10,430,000	11,119,174
Federal National Mortgage Association
1.25%, 06/22/12	13,295,000	13,430,266
2.75%, 03/13/14(a)	6,342,000	6,666,905
5.00%, 04/15/15	5,167,000	5,870,703

		66,182,051
U.S. GOVERNMENT OBLIGATIONS—51.71%
U.S. Treasury Notes
0.63%, 07/31/12	1,140,000	1,145,027
0.63%, 04/30/13(a)	16,300,000	16,358,680
0.75%, 12/15/13(a)	3,730,000	3,741,936
1.00%, 07/15/13	2,400,000	2,425,512
1.00%, 01/15/14(a)	7,500,000	7,567,350
1.13%, 12/15/12	11,220,000	11,359,352
1.25%, 03/15/14(a)	3,120,000	3,167,299
1.25%, 04/15/14(a)	10,400,000	10,551,943
1.38%, 03/15/13(a)	2,824,000	2,873,307
1.38%, 05/15/13	3,850,000	3,919,916
1.75%, 04/15/13	9,062,000	9,286,738
1.88%, 06/15/12(a)	16,323,000	16,600,327
1.88%, 06/30/15	9,150,000	9,372,619
1.88%, 08/31/17	170,000	167,277
1.88%, 09/30/17	3,180,000	3,122,792
2.00%, 04/30/16	5,000,000	5,082,200
2.13%, 05/31/15	6,060,000	6,272,767
2.25%, 01/31/15	8,071,000	8,410,466
2.38%, 07/31/17	4,950,000	5,027,616
2.50%, 03/31/15(a)	6,348,000	6,670,796
2.50%, 04/30/15(a)	6,073,000	6,378,715
2.63%, 11/15/20(a)	7,740,000	7,505,013
2.75%, 02/28/18	4,080,000	4,197,014
2.88%, 03/31/18	2,040,000	2,112,033
3.13%, 04/30/17	3,850,000	4,089,239
3.38%, 11/15/19	22,587,000	23,696,698
3.50%, 05/15/20(a)	80,000	84,096
3.63%, 08/15/19(a)	9,390,000	10,066,644
3.63%, 02/15/20	8,717,000	9,282,994
3.63%, 02/15/21(a)	6,480,000	6,814,627
4.75%, 05/15/14(a)	47,957,000	53,550,230
4.88%, 08/15/16(a)	35,288,000	40,853,975
8.50%, 02/15/20(a)	2,516,000	3,649,232

		305,404,430

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2011

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $358,951,259)		371,586,481

Security	Shares	Value

SHORT-TERM INVESTMENTS—28.83%

MONEY MARKET FUNDS—28.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(f)(g)	146,834,558	146,834,558
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(f)(g)	19,067,462	19,067,462
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(f)	4,330,038	4,330,038

		170,232,058

TOTAL SHORT-TERM INVESTMENTS
(Cost: $170,232,058)		170,232,058

TOTAL INVESTMENTS IN SECURITIES—127.71%
(Cost: $729,334,236)		754,190,125
Other Assets, Less Liabilities—(27.71)%		(163,639,686)

NET ASSETS—100.00%		$590,550,439

BAB	- Build America Bonds
FDIC	- Federal Deposit Insurance Corp.
GO	- General Obligation

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Variable rate security. Rate shown is as of report date.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—99.26%

MORTGAGE-BACKED SECURITIES—99.26%
Federal Home Loan Mortgage Corp.
0.50%, 06/15/33(a)	$71,246	$71,260
3.00%, 11/01/40(a)	16,146,126	16,676,502
3.16%, 11/01/40(a)	12,746,383	13,255,628
3.35%, 11/01/40(a)	7,804,016	8,054,184
3.50%, 03/01/26	14,846,155	15,162,625
3.50%, 06/01/26(b)	11,900,000	12,139,859
4.00%, 10/01/25	21,843,623	22,798,544
4.00%, 02/01/26	11,756,827	12,266,522
4.00%, 06/01/26(b)	11,227,000	11,697,131
4.00%, 01/01/41	39,754,460	40,046,198
4.00%, 02/01/41	22,848,937	23,016,615
4.00%, 03/01/41	14,931,588	15,041,163
4.00%, 06/01/41(b)	12,643,000	12,718,068
4.50%, 04/01/22	11,877,541	12,674,873
4.50%, 07/01/24	8,716,496	9,244,952
4.50%, 09/01/24	5,470,961	5,802,649
4.50%, 06/01/26(b)	12,353,000	13,074,878
4.50%, 08/01/30	17,092,171	17,944,322
4.50%, 03/01/39	2,876,123	2,990,401
4.50%, 06/01/39	5,922,052	6,157,356
4.50%, 09/01/39	5,621,009	5,844,351
4.50%, 10/01/39	34,371,006	35,736,685
4.50%, 11/01/39	5,054,061	5,254,876
4.50%, 12/01/39	12,964,348	13,479,467
4.50%, 01/01/40	5,421,378	5,636,788
4.50%, 08/01/40	18,037,214	18,738,692
4.50%, 11/01/40	30,863,559	32,063,861
4.50%, 02/01/41	33,403,950	34,706,576
4.50%, 06/01/41(b)	27,153,000	28,171,237
5.00%, 12/01/24	16,615,004	17,929,127
5.00%, 08/01/25	12,123,302	13,062,004
5.00%, 06/01/26(b)	26,006,000	27,695,582
5.00%, 06/01/33	4,628,189	4,952,510
5.00%, 12/01/33	21,426,109	22,927,546
5.00%, 07/01/35	26,663,061	28,500,658
5.00%, 01/01/36	15,759,277	16,834,931
5.00%, 03/01/38	34,462,363	36,659,719
5.00%, 01/01/40	3,483,380	3,709,333
5.00%, 04/01/40	4,102,559	4,373,276
5.00%, 07/01/40	2,274,458	2,424,544
5.00%, 09/01/40	15,865,134	16,912,034
5.07%, 12/01/33(a)	715,979	757,209
5.09%, 12/01/38(a)	10,676,235	11,399,090
5.50%, 02/01/34	14,749,213	16,047,777
5.50%, 01/01/35	22,000,000	23,925,724
5.50%, 02/01/35	7,523,963	8,182,557
5.50%, 05/01/35	12,538,018	13,628,163
5.50%, 05/01/36	12,855,809	13,940,333
5.50%, 07/01/36	25,683,655	27,850,344

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2011

5.50%, 04/01/38	9,441,472	10,224,729
5.50%, 05/01/38	9,833,446	10,649,221
5.50%, 06/01/41(b)	17,178,000	18,603,237
6.00%, 09/01/36	12,284,407	13,538,926
6.00%, 10/01/36	6,552,240	7,273,612
6.00%, 02/01/37	7,657,120	8,439,088
6.00%, 11/01/37	41,544,795	45,702,148
6.00%, 06/01/41(b)	9,347,000	10,274,398
Federal National Mortgage Association
3.00%, 06/01/41(b)	8,000,000	7,961,250
3.50%, 01/01/26	12,218,158	12,473,935
3.50%, 02/01/26	22,612,393	23,085,765
3.50%, 09/01/40	6,251,054	6,055,317
3.50%, 11/01/40	7,003,550	6,784,251
3.50%, 12/01/40	4,926,662	4,772,396
3.50%, 03/01/41	4,567,721	4,424,717
3.50%, 06/01/41(b)	12,173,000	12,250,910
4.00%, 10/01/25	32,553,221	33,979,327
4.00%, 11/01/25	20,194,324	21,100,429
4.00%, 03/01/26	8,905,947	9,291,955
4.00%, 06/01/26(b)	33,672,000	34,289,276
4.00%, 12/01/30	9,858,587	10,125,541
4.00%, 01/01/31	5,159,155	5,298,944
4.00%, 02/01/31	4,933,707	5,067,388
4.00%, 12/01/39	19,252,295	19,437,983
4.00%, 07/01/40	23,639,352	23,867,354
4.00%, 12/01/40	62,020,308	62,542,698
4.00%, 01/01/41	22,151,550	22,338,130
4.50%, 09/01/18	9,706,201	10,357,279
4.50%, 04/01/19	5,193,149	5,547,997
4.50%, 11/01/22	13,008,706	13,889,612
4.50%, 06/01/23	2,705,103	2,880,938
4.50%, 03/01/24	2,949,170	3,150,687
4.50%, 10/01/24	12,594,639	13,374,323
4.50%, 06/01/26(b)	15,992,000	16,954,019
4.50%, 03/01/36	18,992,192	19,859,756
4.50%, 09/01/39	19,996,803	20,794,742
4.50%, 12/01/39	9,406,738	9,782,098
4.50%, 08/01/40	63,125,778	65,650,167
4.50%, 09/01/40	31,317,984	32,570,385
4.50%, 01/01/41	35,115,980	36,520,262
4.50%, 04/01/41	29,939,102	31,136,362
4.50%, 06/01/41(b)	36,410,000	37,820,887
4.74%, 04/01/38(a)	7,434,418	7,818,568
5.00%, 08/01/20	13,099,705	14,075,333
5.00%, 12/01/23	11,581,535	12,440,286
5.00%, 06/01/26(b)	45,327,000	48,365,488
5.00%, 11/01/33	31,547,788	33,762,832
5.00%, 04/01/35	15,597,942	16,676,940
5.00%, 02/01/36	23,259,895	24,850,944
5.00%, 06/01/39	39,690,536	42,273,215
5.00%, 07/01/40	14,442,725	15,416,483
5.00%, 03/01/41	19,867,555	21,174,465

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2011

5.00%, 05/01/41	25,000,000	26,644,528
5.12%, 12/01/38(a)	12,695,886	13,568,893
5.50%, 01/01/24	17,234,487	18,688,612
5.50%, 06/01/26(b)	34,436,000	37,335,877
5.50%, 02/01/30	8,784,714	9,548,951
5.50%, 05/01/33	13,062,122	14,215,327
5.50%, 11/01/33	24,132,856	26,263,454
5.50%, 09/01/34	17,139,067	18,645,705
5.50%, 04/01/36	25,330,763	27,542,681
5.50%, 05/01/37	29,771,918	32,293,432
5.50%, 08/01/37	35,000,000	38,056,249
5.50%, 03/01/38	13,579,779	14,718,656
5.50%, 06/01/38	13,271,873	14,384,927
6.00%, 01/01/25	14,921,443	16,370,803
6.00%, 03/01/34	14,572,724	16,136,384
6.00%, 06/01/36	11,980,751	13,221,442
6.00%, 09/01/36	31,500,332	34,709,272
6.00%, 08/01/37	30,531,862	33,568,793
6.00%, 05/01/38	20,495,117	22,533,717
6.00%, 06/01/41(b)	16,774,000	18,448,779
6.50%, 08/01/36	743,532	839,071
6.50%, 09/01/36	4,329,251	4,885,532
6.50%, 10/01/36	717,467	809,657
6.50%, 12/01/36	635,032	716,629
6.50%, 07/01/37	1,058,183	1,194,153
6.50%, 08/01/37	31,989,375	36,099,433
6.50%, 10/01/37	2,163,581	2,441,587
6.50%, 11/01/37	593,317	669,548
6.50%, 12/01/37	16,526,388	18,656,635
6.50%, 06/01/38	574,214	647,894
6.50%, 06/01/41(b)	8,897,000	10,046,659
7.00%, 04/01/37	9,611,766	10,894,440
Government National Mortgage Association
4.00%, 06/01/26(b)	10,283,000	10,538,468
4.00%, 09/20/40	21,530,739	22,034,777
4.00%, 01/20/41	10,095,396	10,331,977
4.00%, 02/15/41	23,893,004	24,551,662
4.50%, 03/15/39	20,263,984	21,516,919
4.50%, 04/15/39	6,203,109	6,586,651
4.50%, 08/15/39	18,476,703	19,619,129
4.50%, 11/20/39	7,368,032	7,787,367
4.50%, 01/20/40	7,699,691	8,138,270
4.50%, 08/20/40	13,463,939	14,230,852
4.50%, 09/15/40	20,197,285	21,404,136
4.50%, 10/20/40	30,847,571	32,604,666
4.50%, 04/20/41	34,933,975	36,930,070
4.50%, 06/01/41(b)	30,803,000	32,543,765
5.00%, 05/20/33	2,319,108	2,530,442
5.00%, 07/20/35	12,307,303	13,397,240
5.00%, 01/15/39	29,226,231	31,698,527
5.00%, 10/20/39	15,961,177	17,322,047
5.00%, 05/15/40	12,810,684	13,896,638
5.00%, 07/20/40	41,191,448	44,704,426

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2011

5.00%, 08/20/40	14,989,891	16,268,291
5.00%, 06/01/41(b)	18,775,000	20,329,805
5.50%, 11/20/34	11,952,218	13,211,332
5.50%, 03/20/36	3,355,800	3,695,634
5.50%, 07/20/36	5,585,853	6,151,517
5.50%, 03/20/39	11,805,378	12,991,132
5.50%, 12/15/39	4,305,968	4,746,592
5.50%, 01/15/40	26,038,470	28,712,181
5.50%, 06/01/41(b)	8,817,000	9,708,344
6.00%, 03/15/37	21,519,868	24,056,807
6.00%, 12/15/38	10,499,404	11,724,434
6.00%, 11/15/39	5,323,576	5,944,711
6.00%, 06/01/41(b)	6,878,000	7,662,522
6.50%, 10/20/38	12,566,841	14,172,508

		2,875,717,276

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $2,849,157,842)		2,875,717,276

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.24%

MONEY MARKET FUNDS—14.24%
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)	412,553,203	412,553,203
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	100,000	100,000

		412,653,203

TOTAL SHORT-TERM INVESTMENTS
(Cost: $412,653,203)		412,653,203

TOTAL INVESTMENTS IN SECURITIES—113.50%
(Cost: $3,261,811,045)		3,288,370,479
Other Assets, Less Liabilities—(13.50)%		(391,103,415)

NET ASSETS—100.00%		$2,897,267,064

(a)	Variable rate security. Rate shown is as of report date.
(b)	To-be-announced (TBA). See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.22%
U.S. Treasury Notes
0.75%, 11/30/11	$516,382,000	$517,977,651
0.75%, 05/31/12	390,000,000	392,012,396
0.88%, 01/31/12	474,409,000	476,676,661
1.00%, 07/31/11	408,496,000	409,112,833
1.00%, 08/31/11	534,032,000	535,222,929
1.00%, 09/30/11	533,993,000	535,536,245
1.00%, 10/31/11	534,159,000	536,098,034
1.00%, 12/31/11	513,508,000	516,044,745
1.13%, 06/30/11	45,748,000	45,783,231
5.13%, 06/30/11	332,630,000	333,950,551

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,297,032,273)		4,298,415,276

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.90%

MONEY MARKET FUNDS—8.90%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	385,710,639	385,710,639

		385,710,639

TOTAL SHORT-TERM INVESTMENTS
(Cost: $385,710,639)		385,710,639

TOTAL INVESTMENTS IN SECURITIES—108.12%
(Cost: $4,682,742,912)		4,684,125,915
Other Assets, Less Liabilities—(8.12)%		(351,957,415)

NET ASSETS—100.00%		$4,332,168,500

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

May 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.13%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16(a)	$491,661,258	$503,491,857
0.50%, 04/15/15(a)	526,102,632	550,845,897
0.63%, 04/15/13(a)	481,191,448	499,762,430
1.13%, 01/15/21(a)	864,999,317	894,598,513
1.25%, 04/15/14(a)	520,808,243	556,044,176
1.25%, 07/15/20	693,730,513	730,801,737
1.38%, 07/15/18(a)	470,837,050	509,681,107
1.38%, 01/15/20(a)	862,211,730	921,892,948
1.63%, 01/15/15(a)	698,625,467	761,392,599
1.63%, 01/15/18(a)	454,317,429	498,542,392
1.75%, 01/15/28(a)	484,883,824	505,339,860
1.88%, 07/15/13(a)	827,614,182	888,650,728
1.88%, 07/15/15(a)	630,075,879	697,809,035
1.88%, 07/15/19(a)	572,813,040	639,492,058
2.00%, 01/15/14(a)	802,659,194	871,763,134
2.00%, 07/15/14(a)	688,209,610	755,955,243
2.00%, 01/15/16(a)	609,258,302	679,418,203
2.00%, 01/15/26(a)	618,543,723	672,859,594
2.13%, 01/15/19(a)	439,322,855	497,807,710
2.13%, 02/15/40(a)	294,719,185	317,559,922
2.13%, 02/15/41(a)	354,842,268	381,621,770
2.38%, 01/15/17(a)	514,020,874	586,385,375
2.38%, 01/15/25(a)	897,798,682	1,027,137,805
2.38%, 01/15/27(a)	498,380,267	566,284,578
2.50%, 07/15/16(a)	602,618,123	691,221,819
2.50%, 01/15/29(a)	467,281,675	541,316,615
2.63%, 07/15/17(a)	408,582,771	475,360,518
3.00%, 07/15/12(a)	782,070,344	824,839,815
3.38%, 04/15/32	198,941,382	261,918,764
3.63%, 04/15/28(a)	644,249,905	846,483,977
3.88%, 04/15/29(a)	701,299,864	957,164,736

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,648,859,209)		20,113,444,915

Security	Shares	Value

SHORT-TERM INVESTMENTS—26.83%

MONEY MARKET FUNDS—26.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(c)(d)	4,657,077,991	4,657,077,991
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(c)(d)	604,753,122	604,753,122

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS TIPS BOND FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	237,252,718	237,252,718

		5,499,083,831

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,499,083,831)		5,499,083,831

TOTAL INVESTMENTS IN SECURITIES—124.96%
(Cost: $24,147,943,040)		25,612,528,746
Other Assets, Less Liabilities—(24.96)%		(5,115,570,640)

NET ASSETS—100.00%		$20,496,958,106

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—97.35%

ADVERTISING—0.17%
Affinion Group Inc.
7.88%, 12/15/18(a)	$7,500,000	$7,134,000
Lamar Media Corp.
7.88%, 04/15/18(b)	7,950,000	8,526,375

		15,660,375
AEROSPACE & DEFENSE—0.72%
BE Aerospace Inc.
6.88%, 10/01/20	15,450,000	16,333,547
8.50%, 07/01/18	10,000,000	11,043,750
TransDigm Inc.
7.75%, 12/15/18(a)	35,359,000	37,686,801

		65,064,098
AIRLINES—0.60%
American Airlines Inc.
7.50%, 03/15/16(a)(b)	22,500,000	22,143,750
Continental Airlines Inc.
6.75%, 09/15/15(a)(b)	17,000,000	17,127,500
Delta Air Lines Inc.
9.50%, 09/15/14(a)(b)	13,852,000	14,944,230

		54,215,480
APPAREL—0.37%
Hanesbrands Inc.
6.38%, 12/15/20(b)	25,570,000	25,079,908
8.00%, 12/15/16(b)	8,000,000	8,685,000

		33,764,908
AUTO MANUFACTURERS—0.57%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19(a)	7,500,000	7,463,250
8.25%, 06/15/21(a)	21,250,000	21,157,031
Navistar International Corp.
8.25%, 11/01/21	20,625,000	22,670,313

		51,290,594
AUTO PARTS & EQUIPMENT—0.80%
Allison Transmission Inc.
7.13%, 05/15/19(a)	3,000,000	2,988,750
11.00%, 11/01/15(a)	610,000	656,513
Delphi Corp.
5.88%, 05/15/19(a)	9,400,000	9,358,875
6.13%, 05/15/21(a)	3,500,000	3,508,750
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20(b)	23,500,000	25,732,500
10.50%, 05/15/16(b)	14,383,000	16,252,790
TRW Automotive Inc.
7.25%, 03/15/17(a)	12,220,000	13,604,933

		72,103,111

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

BANKS—3.34%
Ally Financial Inc.
7.50%, 09/15/20	36,950,000	39,628,875
CIT Group Inc.
7.00%, 05/01/14(b)	20,076,188	20,402,426
7.00%, 05/01/15	48,500,000	48,964,791
7.00%, 05/01/16	72,500,000	72,758,929
7.00%, 05/01/17	102,650,000	102,970,781
Regions Bank
7.50%, 05/15/18	16,000,000	17,178,800

		301,904,602
BEVERAGES—0.69%
Constellation Brands Inc.
7.25%, 09/01/16	10,181,000	11,114,258
7.25%, 05/15/17	19,754,000	21,582,533
8.38%, 12/15/14	12,250,000	14,005,833
Pernod-Ricard SA
5.75%, 04/07/21(a)	15,000,000	15,662,295

		62,364,919
BIOTECHNOLOGY—0.20%
FMC Finance III SA
6.88%, 07/15/17	17,000,000	18,105,000

		18,105,000
BUILDING MATERIALS—0.72%
Building Materials Corp. of America
6.75%, 05/01/21(a)	5,000,000	5,043,750
6.88%, 08/15/18(a)	14,200,000	14,507,667
Hanson Ltd.
6.13%, 08/15/16	15,330,000	16,185,925
Texas Industries Inc.
9.25%, 08/15/20	8,550,000	9,052,312
USG Corp.
6.30%, 11/15/16	8,920,000	8,528,796
9.75%, 01/15/18	10,985,000	11,400,599

		64,719,049
CHEMICALS—3.12%
Celanese U.S. Holdings LLC
5.88%, 06/15/21(b)	6,150,000	6,280,688
6.63%, 10/15/18	5,000,000	5,266,667
CF Industries Inc.
6.88%, 05/01/18	9,000,000	10,338,750
7.13%, 05/01/20(b)	1,350,000	1,581,188
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18	19,050,000	20,454,937
9.00%, 11/15/20(b)	15,500,000	16,623,750
Huntsman International LLC
5.50%, 06/30/16	12,700,000	12,620,625
8.63%, 03/15/21	13,500,000	15,120,000
Ineos Finance PLC
9.00%, 05/15/15(a)	14,900,000	16,129,250
Ineos Group Holdings PLC
8.50%, 02/15/16(a)(b)	11,000,000	11,316,250
Lyondell Chemical Co.
8.00%, 11/01/17(a)(b)	39,020,000	43,995,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

11.00%, 05/01/18	73,900,000	83,322,250
Momentive Performance Materials Inc.
9.00%, 01/15/21(a)	14,458,000	15,479,096
Nalco Co.
6.63%, 01/15/19(a)	11,250,000	11,681,250
8.25%, 05/15/17(b)	10,240,000	11,170,133

		281,379,884
COAL—1.29%
Alpha Natural Resources Inc.
6.00%, 06/01/19	6,100,000	6,138,125
6.25%, 06/01/21	4,500,000	4,578,750
Arch Coal Inc.
7.25%, 10/01/20	11,600,000	12,233,167
8.75%, 08/01/16(b)	14,000,000	15,470,000
Consol Energy Inc.
8.00%, 04/01/17	29,900,000	32,703,125
8.25%, 04/01/20	27,250,000	30,065,833
Peabody Energy Corp.
7.38%, 11/01/16	13,596,000	15,325,241

		116,514,241
COMMERCIAL SERVICES—2.45%
ARAMARK Corp.
8.50%, 02/01/15(b)	25,960,000	27,008,784
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19	14,300,000	14,848,167
9.63%, 03/15/18	9,650,000	10,558,708
Ceridian Corp.
11.25%, 11/15/15	17,800,000	18,526,833
Hertz Corp. (The)
6.75%, 04/15/19(a)	26,750,000	26,995,208
7.38%, 01/15/21(a)(b)	3,000,000	3,107,500
7.50%, 10/15/18(a)(b)	26,750,000	27,931,458
Iron Mountain Inc.
8.38%, 08/15/21	11,300,000	12,091,000
RSC Equipment Rental Inc.
8.25%, 02/01/21(b)	14,000,000	14,455,000
9.50%, 12/01/14	11,882,000	12,421,641
10.00%, 07/15/17(a)	7,600,000	8,616,500
United Rentals (North America) Inc.
8.38%, 09/15/20(b)	19,750,000	20,515,313
9.25%, 12/15/19	12,400,000	13,877,667
10.88%, 06/15/16	8,700,000	9,979,625

		220,933,404
COMPUTERS—1.19%
Seagate HDD Cayman
7.00%, 11/01/21(a)	5,000,000	5,050,170
7.75%, 12/15/18(a)	17,400,000	18,444,000
Seagate Technology
6.88%, 05/01/20(a)	14,250,000	14,356,875
SunGard Data Systems Inc.
7.38%, 11/15/18	15,000,000	15,300,000
7.63%, 11/15/20(b)	24,200,000	24,986,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

10.25%, 08/15/15(b)	21,450,000	22,388,437
10.63%, 05/15/15	6,000,000	6,558,750

		107,084,732
DISTRIBUTION & WHOLESALE—0.25%
McJunkin Red Man Corp.
9.50%, 12/15/16(a)	22,075,000	22,737,250

		22,737,250
DIVERSIFIED FINANCIAL SERVICES—8.82%
Ally Financial Inc.
6.25%, 12/01/17(a)	21,500,000	21,940,750
6.75%, 12/01/14(b)	17,600,000	18,766,000
7.50%, 12/31/13(b)	4,664,000	5,037,120
8.00%, 12/31/18(b)	8,075,000	8,865,677
8.00%, 03/15/20	43,200,000	47,709,000
8.30%, 02/12/15	45,300,000	50,384,925
E*Trade Financial Corp.
6.75%, 06/01/16	8,700,000	8,696,375
Ford Motor Credit Co. LLC
5.63%, 09/15/15	29,500,000	30,938,125
5.75%, 02/01/21	10,000,000	10,027,083
6.63%, 08/15/17	35,900,000	39,011,333
7.00%, 04/15/15	34,800,000	38,048,281
8.00%, 06/01/14	21,175,000	23,636,223
8.00%, 12/15/16	36,150,000	41,708,167
8.13%, 01/15/20(b)	22,400,000	26,145,000
8.70%, 10/01/14	20,250,000	23,076,562
12.00%, 05/15/15	21,500,000	27,364,125
International Lease Finance Corp.
5.65%, 06/01/14	11,200,000	11,469,500
8.25%, 12/15/20(b)	20,500,000	23,045,417
8.63%, 09/15/15	30,500,000	33,816,875
8.75%, 03/15/17(b)	35,475,000	40,175,437
8.88%, 09/01/17(b)	12,500,000	14,242,188
Nuveen Investments Inc.
10.50%, 11/15/15	17,500,000	18,550,000
Petroplus Finance Ltd.
6.75%, 05/01/14(a)(b)	13,390,000	13,088,725
7.00%, 05/01/17(a)	13,215,000	12,471,656
9.38%, 09/15/19(a)(b)	6,850,000	6,929,917
Pinafore LLC/Pinafore Inc.
9.00%, 10/01/18(a)(b)	24,000,000	26,280,000
Pinnacle Foods Finance LLC
8.25%, 09/01/17(b)	8,000,000	8,480,000
9.25%, 04/01/15	14,000,000	14,632,940
Residential Capital LLC
8.50%, 04/17/13(b)	2,775,000	2,858,250
9.63%, 05/15/15(b)	46,775,000	47,710,500
Springleaf Finance Corp.
6.90%, 12/15/17	67,800,000	63,969,300
UPCB Finance III Ltd.
6.63%, 07/01/20(a)(b)	16,500,000	16,458,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18	20,000,000	20,866,667

		796,400,868
ELECTRIC—7.84%
AES Corp. (The)
7.75%, 10/15/15(b)	13,450,000	14,595,226
8.00%, 10/15/17	42,891,000	46,286,538
8.00%, 06/01/20(b)	10,700,000	11,562,687
9.75%, 04/15/16	5,000,000	5,762,500
Calpine Construction Finance Co. LP
8.00%, 06/01/16(a)	18,550,000	20,173,125
Calpine Corp.
7.25%, 10/15/17(a)	40,125,000	41,521,016
7.50%, 02/15/21(a)	38,000,000	39,406,000
7.88%, 07/31/20(a)	34,050,000	35,922,750
7.88%, 01/15/23(a)(b)	29,800,000	31,066,500
Dynegy Holdings Inc.
7.50%, 06/01/15(b)	9,300,000	7,770,482
7.75%, 06/01/19(b)	23,373,000	16,901,601
8.38%, 05/01/16(b)	23,700,000	19,503,715
Edison Mission Energy
7.00%, 05/15/17	26,383,000	21,713,912
7.20%, 05/15/19(b)	20,700,000	16,715,250
7.75%, 06/15/16(b)	8,500,000	7,657,585
Energy Future Holdings Corp.
9.75%, 10/15/19	7,589,000	8,008,596
10.00%, 01/15/20	6,000,000	6,520,000
Energy Future Intermediate Holding Co. LLC
9.75%, 10/15/19(b)	6,308,000	6,656,769
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20	52,042,000	56,725,780
GenOn Energy Inc.
9.50%, 10/15/18(b)	14,000,000	14,735,350
9.88%, 10/15/20(b)	13,000,000	13,650,000
Intergen NV
9.00%, 06/30/17(a)	32,720,000	35,419,400
NRG Energy Inc.
7.38%, 01/15/17(b)	25,350,000	26,707,281
7.63%, 01/15/18(a)	26,800,000	26,934,000
7.63%, 05/15/19(a)	13,000,000	12,880,833
7.88%, 05/15/21(a)	17,800,000	17,711,000
8.25%, 09/01/20(b)	21,215,000	21,732,116
8.50%, 06/15/19(b)	17,155,000	17,729,692
Puget Energy Inc.
6.50%, 12/15/20(a)	10,000,000	10,462,300
RRI Energy Inc.
7.63%, 06/15/14(b)	13,900,000	14,463,240
7.88%, 06/15/17(b)	14,450,000	14,487,028
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20(a)(b)	63,200,000	64,121,666
15.00%, 04/01/21(a)(b)	3,110,000	2,659,050

		708,162,988
ELECTRONICS—0.70%
NXP BV/NXP Funding LLC
9.50%, 10/15/15(b)	17,225,000	18,441,516

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

9.75%, 08/01/18(a)	30,250,000	34,787,500
Sanmina-SCI Corp.
7.00%, 05/15/19(a)(b)	10,750,000	10,454,375

		63,683,391
ENTERTAINMENT—0.72%
AMC Entertainment Inc.
8.75%, 06/01/19(b)	15,539,000	16,714,137
9.75%, 12/01/20(a)(b)	11,000,000	11,605,000
Pinnacle Entertainment Inc.
8.63%, 08/01/17	10,500,000	11,501,875
WMG Acquisition Corp.
9.50%, 06/15/16	23,970,000	25,408,200

		65,229,212
FOOD—1.58%
Blue Merger Sub Inc.
7.63%, 02/15/19(a)(b)	28,610,000	29,164,319
Dean Foods Co.
7.00%, 06/01/16(b)	10,500,000	10,484,250
9.75%, 12/15/18(a)(b)	10,000,000	10,755,000
Smithfield Foods Inc.
7.75%, 07/01/17(b)	11,230,000	11,930,173
10.00%, 07/15/14	15,375,000	17,950,312
SUPERVALU Inc.
7.50%, 11/15/14(b)	8,800,000	8,979,667
8.00%, 05/01/16(b)	22,370,000	23,246,158
Tyson Foods Inc.
6.85%, 04/01/16	13,385,000	14,924,275
10.50%, 03/01/14	4,450,000	5,356,688
U.S. Foodservice
8.50%, 06/30/19(a)	10,000,000	10,075,000

		142,865,842
FOREST PRODUCTS & PAPER—0.76%
AbitibiBowater Inc.
10.25%, 10/15/18(a)	18,400,000	20,255,333
NewPage Corp.
11.38%, 12/31/14(b)	39,800,000	38,506,500
Stora Enso OYJ
6.40%, 04/15/16(a)	9,768,000	10,256,400

		69,018,233
GAS—0.39%
Sabine Pass LNG LP
7.50%, 11/30/16	34,610,000	35,648,300

		35,648,300
HEALTH CARE - PRODUCTS—0.66%
Alere Inc.
8.63%, 10/01/18	4,000,000	4,226,667
9.00%, 05/15/16	13,905,000	14,756,681
Biomet Inc.
10.00%, 10/15/17	9,800,000	10,804,500
11.63%, 10/15/17	26,241,000	29,488,324

		59,276,172
HEALTH CARE - SERVICES—4.87%
Apria Healthcare Group Inc.
11.25%, 11/01/14	15,250,000	16,145,938

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

Community Health Systems Inc.
8.88%, 07/15/15(b)	61,425,000	63,405,956
DaVita Inc.
6.38%, 11/01/18	18,650,000	19,050,975
6.63%, 11/01/20(b)	17,150,000	17,557,313
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21(a)(b)	7,000,000	6,827,870
HCA Holdings Inc.
7.75%, 05/15/21(a)(b)	33,000,000	34,484,890
HCA Inc.
6.50%, 02/15/16(b)	4,000,000	4,120,000
7.25%, 09/15/20(b)	12,000,000	13,057,500
7.88%, 02/15/20(b)	43,800,000	48,043,125
8.50%, 04/15/19	35,000,000	39,086,250
9.13%, 11/15/14	21,350,000	22,324,200
9.25%, 11/15/16	72,084,000	76,972,196
Tenet Healthcare Corp.
8.00%, 08/01/20(b)	14,200,000	14,661,500
8.88%, 07/01/19(b)	19,950,000	22,145,497
9.00%, 05/01/15	13,602,000	14,826,180
9.25%, 02/01/15(b)	9,000,000	9,907,500
10.00%, 05/01/18	14,941,000	17,101,220

		439,718,110
HOLDING COMPANIES - DIVERSIFIED—0.22%
Leucadia National Corp.
7.13%, 03/15/17	8,720,000	9,138,816
8.13%, 09/15/15(b)	9,875,000	10,977,208

		20,116,024
HOME BUILDERS—0.57%
DR Horton Inc.
6.50%, 04/15/16(b)	9,000,000	9,472,500
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16	15,750,000	15,828,750
Lennar Corp.
12.25%, 06/01/17	9,205,000	11,276,125
Standard Pacific Corp.
8.38%, 05/15/18	7,000,000	7,110,833
8.38%, 01/15/21	8,000,000	8,046,667

		51,734,875
HOUSEHOLD PRODUCTS & WARES—1.92%
Jarden Corp.
7.50%, 05/01/17(b)	13,670,000	14,515,831
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21(a)	33,850,000	34,907,812
7.13%, 04/15/19(a)	27,140,000	28,135,133
8.25%, 02/15/21(a)	15,000,000	15,237,500
7.75%, 10/15/16(a)	22,950,000	24,355,688
8.50%, 05/15/18(a)(b)	21,250,000	22,082,292
9.00%, 04/15/19(a)(b)	32,100,000	33,878,875

		173,113,131
INTERNET—0.17%
Level 3 Communications Inc.
11.88%, 02/01/19(a)(b)	13,500,000	14,934,375

		14,934,375

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

INVESTMENT COMPANIES—0.33%
Offshore Group Investments Ltd.
11.50%, 08/01/15	22,000,000	24,299,000
11.50%, 08/01/15(a)	5,000,000	5,500,000

		29,799,000
IRON & STEEL—0.61%
Steel Dynamics Inc.
6.75%, 04/01/15	10,820,000	11,135,583
7.75%, 04/15/16(b)	9,175,000	9,758,632
United States Steel Corp.
6.05%, 06/01/17	8,800,000	8,860,984
7.00%, 02/01/18(b)	8,000,000	8,310,000
7.38%, 04/01/20(b)	16,200,000	17,010,000

		55,075,199
LODGING—3.93%
Caesars Entertainment Operating Co. Inc.
12.75%, 04/15/18(b)	19,750,000	20,342,500
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16(a)(b)	19,000,000	19,465,500
Harrah’s Operating Co. Inc.
10.00%, 12/15/18(b)	92,967,000	84,910,549
10.75%, 02/01/16(b)	9,200,000	9,213,800
11.25%, 06/01/17	44,300,000	49,848,575
MGM Resorts International
7.50%, 06/01/16(b)	16,750,000	16,386,636
7.63%, 01/15/17(b)	17,000,000	16,590,938
9.00%, 03/15/20	16,600,000	18,515,917
10.00%, 11/01/16(a)(b)	10,500,000	11,383,750
10.38%, 05/15/14(b)	9,500,000	10,936,875
11.13%, 11/15/17(b)	19,200,000	22,224,000
11.38%, 03/01/18(b)	11,000,000	12,677,500
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18(b)	7,750,000	8,505,625
7.88%, 10/15/14(b)	9,200,000	10,537,833
Wynn Las Vegas LLC
7.75%, 08/15/20	27,350,000	30,016,625
7.88%, 11/01/17(b)	12,050,000	13,224,875

		354,781,498
MACHINERY—0.90%
Case New Holland Inc.
7.88%, 12/01/17(a)	31,900,000	35,568,500
Manitowoc Co. Inc. (The)
8.50%, 11/01/20(b)	12,775,000	13,867,263
9.50%, 02/15/18(b)	13,200,000	14,657,500
Terex Corp.
8.00%, 11/15/17(b)	16,664,000	17,316,673

		81,409,936
MANUFACTURING—1.04%
Bombardier Inc.
7.50%, 03/15/18(a)(b)	16,250,000	18,179,687
7.75%, 03/15/20(a)(b)	18,400,000	20,746,000
Eastman Kodak Co.
9.75%, 03/01/18(a)(b)	10,000,000	9,650,000
RBS Global Inc./Rexnord LLC

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

8.50%, 05/01/18	24,450,000	26,406,000
SPX Corp.
6.88%, 09/01/17(a)	10,250,000	10,967,500
7.63%, 12/15/14(b)	7,000,000	7,781,667

		93,730,854
MEDIA—7.53%
Cablevision Systems Corp.
7.75%, 04/15/18	27,300,000	29,523,000
8.00%, 04/15/20(b)	6,200,000	6,796,750
8.63%, 09/15/17	27,050,000	30,419,979
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	33,525,000	39,950,625
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21	3,000,000	2,948,750
7.00%, 01/15/19	26,600,000	27,122,500
7.00%, 01/15/19(a)	3,300,000	3,361,875
7.25%, 10/30/17	21,000,000	21,896,250
7.88%, 04/30/18	21,050,000	22,326,156
8.13%, 04/30/20	15,000,000	16,248,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17(a)	39,400,000	41,993,833
Charter Communications Inc.
10.88%, 09/15/14(a)	11,700,000	12,952,875
Clear Channel Communications Inc.
9.00%, 03/01/21(a)	26,000,000	26,000,000
10.75%, 08/01/16	16,350,000	15,687,825
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17	8,900,000	9,706,563
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17	48,025,000	52,267,208
CSC Holdings LLC
8.50%, 04/15/14	16,708,000	18,712,960
8.50%, 06/15/15	6,650,000	7,215,250
8.63%, 02/15/19(b)	9,500,000	10,933,906
DISH DBS Corp.
6.75%, 06/01/21(a)	17,350,000	17,523,500
7.13%, 02/01/16(b)	38,534,000	41,163,560
7.75%, 05/31/15	14,800,000	16,156,667
7.88%, 09/01/19	27,000,000	29,370,938
McClatchy Co. (The)
11.50%, 02/15/17(b)	19,000,000	20,820,833
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18(a)	25,500,000	27,457,550
Quebecor Media Inc.
7.75%, 03/15/16(b)	28,536,000	29,511,760
Sirius XM Radio Inc.
8.75%, 04/01/15(a)(b)	22,750,000	25,366,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.13%, 12/01/17(a)(b)	8,250,000	8,755,313
Univision Communications Inc.
6.88%, 05/15/19(a)	3,800,000	3,788,125
7.88%, 11/01/20(a)	17,000,000	17,892,500
8.50%, 05/15/21(a)(b)	20,500,000	20,927,083
Videotron Ltee
9.13%, 04/15/18	9,500,000	10,604,375

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

XM Satellite Radio Inc.
7.63%, 11/01/18(a)	13,850,000	14,715,625

		680,119,134
MINING—0.86%
Novelis Inc.
7.25%, 02/15/15	22,693,000	22,976,662
8.38%, 12/15/17	27,200,000	29,602,667
8.75%, 12/15/20	23,000,000	25,482,083

		78,061,412
OFFICE & BUSINESS EQUIPMENT—0.55%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18(a)(b)	9,762,000	10,429,070
8.50%, 04/01/19(a)	20,000,000	20,225,000
11.00%, 10/12/15	1,324,000	1,420,542
12.54%, 10/12/17	16,000,000	17,545,000

		49,619,612
OIL & GAS—7.52%
ATP Oil & Gas Corp.
11.88%, 05/01/15(b)	34,700,000	35,966,550
Chaparral Energy Inc.
8.25%, 09/01/21	8,500,000	8,797,500
Chesapeake Energy Corp.
6.13%, 02/15/21(b)	20,000,000	20,300,000
6.50%, 08/15/17	6,850,000	7,398,000
6.63%, 08/15/20	25,650,000	26,847,000
6.88%, 08/15/18	17,250,000	18,488,303
6.88%, 11/15/20(b)	11,050,000	11,759,590
7.25%, 12/15/18	14,200,000	15,726,500
9.50%, 02/15/15	29,381,000	34,575,662
Concho Resources Inc.
6.50%, 01/15/22	5,000,000	5,012,500
7.00%, 01/15/21	3,590,000	3,747,062
Denbury Resources Inc.
6.38%, 08/15/21	4,000,000	4,056,667
8.25%, 02/15/20	32,030,000	35,313,075
9.75%, 03/01/16	9,000,000	10,102,500
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17(a)	20,250,000	21,735,000
Forest Oil Corp.
7.25%, 06/15/19(b)	21,905,000	22,434,371
8.50%, 02/15/14	11,230,000	12,437,225
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19(a)	15,050,000	14,974,750
7.75%, 02/01/21(a)	22,600,000	23,743,560
8.63%, 04/15/20	26,700,000	29,236,500
Newfield Exploration Co.
6.88%, 02/01/20	14,225,000	15,031,083
7.13%, 05/15/18	12,826,000	13,697,099
OPTI Canada Inc.
7.88%, 12/15/14	13,000,000	6,314,648
8.25%, 12/15/14(b)	24,020,000	11,852,158
Petrohawk Energy Corp.
7.25%, 08/15/18	37,500,000	39,281,250
7.88%, 06/01/15	17,736,000	18,681,920

Schdule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

10.50%, 08/01/14	6,750,000	7,666,875
Pioneer Natural Resources Co.
6.65%, 03/15/17(b)	11,669,000	12,719,210
6.88%, 05/01/18	8,775,000	9,577,492
7.50%, 01/15/20(b)	9,325,000	10,576,104
Plains Exploration & Production Co.
6.63%, 05/01/21	10,500,000	10,473,750
7.00%, 03/15/17(b)	8,870,000	9,102,690
7.63%, 06/01/18	7,975,000	8,420,271
7.75%, 06/15/15	16,750,000	17,364,167
8.63%, 10/15/19	10,100,000	11,099,900
10.00%, 03/01/16(b)	12,150,000	13,738,491
Quicksilver Resources Inc.
8.25%, 08/01/15	9,200,000	9,706,000
11.75%, 01/01/16(b)	13,350,000	15,474,875
Range Resources Corp.
6.75%, 08/01/20	14,000,000	14,770,000
SandRidge Energy Inc.
7.50%, 03/15/21(a)	13,800,000	14,283,000
8.00%, 06/01/18(a)(b)	15,525,000	16,223,625
8.75%, 01/15/20(b)	11,500,000	12,477,500
Tesoro Corp.
6.50%, 06/01/17	10,725,000	11,086,969
6.63%, 11/01/15	7,000,000	7,195,417

		679,466,809
OIL & GAS SERVICES—0.43%
CGGVeritas
7.75%, 05/15/17	9,095,000	9,549,750
Expro Finance Luxembourg SCA
8.50%, 12/15/16(a)(b)	30,250,000	29,493,750

		39,043,500
PACKAGING & CONTAINERS—1.11%
Ball Corp.
5.75%, 05/15/21	11,000,000	11,034,375
6.63%, 03/15/18	10,100,000	10,428,250
6.75%, 09/15/20(b)	6,400,000	6,784,000
Berry Plastics Corp.
9.50%, 05/15/18(b)	11,600,000	11,778,833
9.75%, 01/15/21	17,000,000	17,191,250
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17	4,500,000	4,935,938
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21(a)	21,950,000	22,718,250
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16(b)	13,725,000	15,189,000

		100,059,896
PHARMACEUTICALS—2.01%
Elan Finance PLC
8.75%, 10/15/16	12,000,000	12,810,000
Giant Funding Corp.
8.25%, 02/01/18(a)	8,100,000	8,525,250
Mylan Inc.
6.00%, 11/15/18(a)(b)	17,500,000	18,068,750
7.63%, 07/15/17(a)(b)	17,000,000	18,731,875

Schdule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

7.88%, 07/15/20(a)	17,050,000	18,953,917
Omnicare Inc.
6.88%, 12/15/15	1,750,000	1,798,125
7.75%, 06/01/20	6,000,000	6,420,000
Valeant Pharmaceuticals International Inc.
6.50%, 07/15/16(a)	13,600,000	13,532,000
6.75%, 10/01/17(a)(b)	11,000,000	10,876,250
6.88%, 12/01/18(a)	22,750,000	22,446,667
7.00%, 10/01/20(a)	20,725,000	20,349,359
7.25%, 07/15/22(a)	29,850,000	29,271,656

		181,783,849
PIPELINES—1.62%
El Paso Corp.
7.00%, 06/15/17	26,090,000	30,006,950
7.25%, 06/01/18	10,550,000	12,317,125
8.25%, 02/15/16	3,800,000	4,541,479
Energy Transfer Equity LP
7.50%, 10/15/20	44,250,000	48,158,750
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18(a)	17,500,000	18,243,750
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	7,610,000	8,076,112
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 08/15/21	10,000,000	10,100,000
6.75%, 11/01/20	3,000,000	3,086,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
8.75%, 04/15/18	8,750,000	9,679,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 02/01/21(a)	2,000,000	1,990,000

		146,200,103
REAL ESTATE—0.46%
Realogy Corp.
11.50%, 04/15/17(a)(b)	31,675,000	33,417,125
13.38%, 04/15/18(a)(b)(c)	6,526,000	7,945,405

		41,362,530
REAL ESTATE INVESTMENT TRUSTS—0.86%
FelCor Escrow Holdings LLC
6.75%, 06/01/19(a)	7,000,000	6,960,625
Host Hotels & Resorts Inc.
5.88%, 06/15/19(a)	5,000,000	5,008,333
6.00%, 11/01/20	11,500,000	11,507,188
Host Hotels & Resorts LP
6.75%, 06/01/16	24,150,000	24,934,875
6.88%, 11/01/14(b)	9,235,000	9,523,594
9.00%, 05/15/17(b)	7,050,000	7,966,500
Omega Healthcare Investors Inc.
6.75%, 10/15/22(a)	11,605,000	11,561,481

		77,462,596
RETAIL—3.51%
Burger King Corp.
9.88%, 10/15/18(b)	14,500,000	15,430,417
Claire’s Stores Inc.
8.88%, 03/15/19(a)(b)	9,500,000	9,135,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

Dollar General Corp.
10.63%, 07/15/15	18,704,000	19,826,240
Inergy LP
6.88%, 08/01/21(a)(b)	18,600,000	19,251,000
7.00%, 10/01/18(a)	8,000,000	8,190,000
Limited Brands Inc.
6.63%, 04/01/21(b)	28,500,000	29,604,375
6.90%, 07/15/17	16,062,000	17,487,502
7.00%, 05/01/20(b)	7,000,000	7,466,667
8.50%, 06/15/19	13,000,000	15,152,421
Michaels Stores Inc.
7.75%, 11/01/18(a)(b)	18,500,000	18,962,500
Neiman Marcus Group Inc. (The)
10.38%, 10/15/15	9,650,000	10,151,800
Rite Aid Corp.
7.50%, 03/01/17(b)	10,800,000	10,829,296
8.00%, 08/15/20(b)	17,100,000	18,446,625
8.63%, 03/01/15	7,500,000	6,962,188
9.38%, 12/15/15	9,900,000	9,223,500
9.50%, 06/15/17(b)	28,870,000	26,515,291
10.38%, 07/15/16(b)	11,000,000	11,788,333
Sears Holdings Corp.
6.63%, 10/15/18(a)	25,200,000	23,121,000
Toys R Us Property Co. I LLC
10.75%, 07/15/17	20,725,000	23,332,896
Toys R Us Property Co. II LLC
8.50%, 12/01/17	14,775,000	15,790,781

		316,668,665
SEMICONDUCTORS—1.45%
Advanced Micro Devices Inc.
7.75%, 08/01/20(b)	6,100,000	6,389,750
8.13%, 12/15/17(b)	14,460,000	15,327,600
Freescale Semiconductor Inc.
8.88%, 12/15/14(b)	20,918,000	21,815,731
9.25%, 04/15/18(a)	29,250,000	32,485,781
10.13%, 12/15/16(b)	17,250,000	18,459,053
10.13%, 03/15/18(a)(b)	13,725,000	15,577,875
10.75%, 08/01/20(a)(b)	18,500,000	21,136,250

		131,192,040
SHIPBUILDING—0.15%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18(a)	7,650,000	7,994,250
7.13%, 03/15/21(a)	5,220,000	5,428,800

		13,423,050
SOFTWARE—2.58%
Fidelity National Information Services Inc.
7.63%, 07/15/17	11,600,000	12,731,000
7.88%, 07/15/20	10,900,000	12,017,250
First Data Corp.
7.38%, 06/15/19(a)(b)	14,000,000	14,221,667
8.25%, 01/15/21(a)(b)	44,392,000	44,128,423
8.88%, 08/15/20(a)	10,000,000	10,847,917
9.88%, 09/24/15(b)	13,488,000	13,933,743
11.25%, 03/31/16(b)	51,075,000	51,220,928

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

12.63%, 01/15/21(a)	67,992,000	73,842,145

		232,943,073
TELECOMMUNICATIONS—13.67%
Avaya Inc.
7.00%, 04/01/19(a)	20,000,000	19,541,667
9.75%, 11/01/15	17,800,000	18,489,750
Cincinnati Bell Inc.
8.25%, 10/15/17	13,900,000	14,131,667
8.38%, 10/15/20	17,000,000	17,226,667
8.75%, 03/15/18(b)	10,300,000	9,965,250
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15(a)(b)	67,400,000	73,703,656
12.00%, 12/01/17(a)(b)	3,750,000	4,090,625
CommScope Inc.
8.25%, 01/15/19(a)(b)	33,500,000	35,113,583
Cricket Communications Inc.
7.75%, 05/15/16(b)	22,283,000	23,684,972
7.75%, 10/15/20(b)	29,100,000	28,699,875
7.75%, 10/15/20(a)	5,000,000	4,927,083
Crown Castle International Corp.
7.13%, 11/01/19	10,750,000	11,471,146
9.00%, 01/15/15	18,600,000	20,569,211
Digicel Group Ltd.
8.88%, 01/15/15(a)	21,000,000	21,750,225
10.50%, 04/15/18(a)	18,000,000	20,241,000
Digicel Ltd.
8.25%, 09/01/17(a)(b)	13,050,000	13,833,000
12.00%, 04/01/14(a)	10,000,000	11,625,000
Frontier Communications Corp.
7.13%, 03/15/19(b)	11,700,000	12,083,906
7.88%, 04/15/15	8,800,000	9,573,667
8.13%, 10/01/18	10,600,000	11,666,625
8.25%, 05/01/14	11,975,000	13,247,843
8.25%, 04/15/17	31,910,000	35,021,225
8.50%, 04/15/20	22,500,000	24,750,000
8.75%, 04/15/22(b)	9,940,000	10,905,008
Global Crossing Ltd.
12.00%, 09/15/15	21,800,000	25,520,170
Intelsat Jackson Holdings SA
7.25%, 04/01/19(a)	34,000,000	34,212,500
7.25%, 10/15/20(a)	18,900,000	18,947,250
7.50%, 04/01/21(a)	19,000,000	19,104,500
8.50%, 11/01/19(b)	12,000,000	12,860,000
9.50%, 06/15/16	15,500,000	16,280,037
11.25%, 06/15/16	19,918,000	21,139,685
Intelsat Luxembourg SA
11.25%, 02/04/17	62,500,000	67,500,000
Level 3 Financing Inc.
8.75%, 02/15/17	8,450,000	8,703,500
9.25%, 11/01/14	18,272,000	18,814,450
9.38%, 04/01/19(a)(b)	18,000,000	18,978,750
10.00%, 02/01/18(b)	13,700,000	14,761,750
MetroPCS Wireless Inc.

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

6.63%, 11/15/20(b)	22,000,000	21,938,125
7.88%, 09/01/18(b)	22,575,000	24,155,250
NII Capital Corp.
7.63%, 04/01/21	4,000,000	4,220,000
8.88%, 12/15/19	12,400,000	13,717,500
10.00%, 08/15/16	14,960,000	17,334,900
PAETEC Holding Corp.
8.88%, 06/30/17	11,000,000	11,935,000
9.88%, 12/01/18(a)	9,500,000	10,194,687
Qwest Communications International Inc.
7.13%, 04/01/18	6,400,000	6,936,000
8.00%, 10/01/15	1,600,000	1,752,000
Sprint Nextel Corp.
6.00%, 12/01/16(b)	46,003,000	46,684,830
8.38%, 08/15/17(b)	24,750,000	27,952,031
Virgin Media Finance PLC
8.38%, 10/15/19	16,950,000	19,035,155
9.13%, 08/15/16	8,950,000	9,445,979
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	32,250,000	36,644,600
West Corp.
7.88%, 01/15/19(a)(b)	18,800,000	19,176,000
8.63%, 10/01/18(a)	10,100,000	10,642,875
11.00%, 10/15/16(b)	11,600,000	12,436,167
Wind Acquisition Finance SA
7.25%, 02/15/18(a)	29,550,000	31,359,937
11.75%, 07/15/17(a)	40,025,000	46,429,000
Windstream Corp.
7.00%, 03/15/19(b)	18,800,000	19,264,264
7.50%, 04/01/23	12,500,000	12,906,250
7.75%, 10/15/20(b)	24,300,000	26,183,250
7.88%, 11/01/17	18,200,000	19,842,550
8.13%, 09/01/18(b)	7,875,000	8,564,063
8.63%, 08/01/16	31,626,000	33,220,478

		1,235,106,134
TEXTILES—0.03%
Mohawk Industries Inc.
6.88%, 01/15/16	2,387,000	2,598,846

		2,598,846
TRANSPORTATION—0.50%
CEVA Group PLC
8.38%, 12/01/17(a)(b)	8,750,000	9,061,719
11.50%, 04/01/18(a)(b)	12,000,000	13,110,000
CHC Helicopter SA
9.25%, 10/15/20(a)	24,000,000	23,200,000

		45,371,719

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,268,145,231)		8,793,022,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.87%

MONEY MARKET FUNDS—14.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	1,075,186,178	1,075,186,178
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	139,620,208	139,620,208
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	128,396,177	128,396,177

		1,343,202,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,343,202,563)		1,343,202,563

TOTAL INVESTMENTS IN SECURITIES—112.22%
(Cost: $9,611,347,794)		10,136,225,186
Other Assets, Less Liabilities—(12.22)%		(1,103,908,198)

NET ASSETS—100.00%		$9,032,316,988

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES—98.71%

AEROSPACE & DEFENSE—1.04%
Boeing Co. (The)
3.50%, 02/15/15(a)	$15,700,000	$16,710,735
4.88%, 02/15/20(a)	7,000,000	7,650,937
Lockheed Martin Corp.
4.25%, 11/15/19	10,000,000	10,374,540
6.15%, 09/01/36	15,000,000	16,808,025
United Technologies Corp.
4.50%, 04/15/20	12,100,000	12,901,750
4.88%, 05/01/15	20,850,000	23,343,483
5.70%, 04/15/40	16,800,000	18,539,287
6.13%, 02/01/19	24,000,000	28,280,364
6.13%, 07/15/38	7,500,000	8,689,852

		143,298,973
AGRICULTURE—1.99%
Altria Group Inc.
4.13%, 09/11/15(a)	11,855,000	12,617,478
4.75%, 05/05/21	22,650,000	22,786,172
9.25%, 08/06/19	5,000,000	6,586,588
9.70%, 11/10/18	59,285,000	79,128,018
9.95%, 11/10/38(a)	2,935,000	4,270,014
10.20%, 02/06/39	33,197,000	49,260,478
Archer-Daniels-Midland Co.
4.48%, 03/01/21	5,000,000	5,236,200
5.77%, 03/01/41	13,000,000	14,018,550
Philip Morris International Inc.
4.50%, 03/26/20	17,135,000	17,974,418
5.65%, 05/16/18	36,111,000	41,144,278
6.38%, 05/16/38	18,590,000	21,689,441

		274,711,635
AUTO MANUFACTURERS—0.18%
Daimler Finance North America LLC
8.50%, 01/18/31	18,000,000	24,917,054

		24,917,054
BANKS—14.48%
Abbey National Treasury Services PLC
4.00%, 04/27/16	10,000,000	10,032,800
American Express Bank FSB
6.00%, 09/13/17	2,500,000	2,859,883
Bank of America Corp.
3.63%, 03/17/16	9,000,000	9,062,240
3.70%, 09/01/15	16,000,000	16,360,107
4.50%, 04/01/15	35,000,000	37,030,233
4.75%, 08/01/15(a)	11,050,000	11,762,745
5.42%, 03/15/17	2,280,000	2,390,951
5.63%, 07/01/20	12,500,000	13,094,250
5.65%, 05/01/18(a)	17,950,000	19,167,362
5.75%, 12/01/17	12,000,000	13,031,957
5.88%, 01/05/21	5,000,000	5,326,927
6.00%, 09/01/17	13,815,000	15,183,893
6.50%, 08/01/16	36,000,000	40,626,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

7.38%, 05/15/14	20,000,000	22,775,800
7.63%, 06/01/19	10,000,000	11,872,665
Bank of America N.A.
6.00%, 10/15/36	4,655,000	4,713,150
Bank of America N.A. Series BKNT
5.30%, 03/15/17	1,000,000	1,056,766
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14(a)	25,000,000	27,096,841
Bank of Nova Scotia
2.05%, 10/07/15(a)	2,500,000	2,487,954
2.90%, 03/29/16	17,000,000	17,332,730
3.40%, 01/22/15(a)	32,379,000	34,038,731
4.38%, 01/13/21	10,000,000	10,236,550
Barclays Bank PLC
3.90%, 04/07/15(a)	18,000,000	18,950,226
5.00%, 09/22/16(a)	25,400,000	27,408,759
5.13%, 01/08/20	35,925,000	37,087,102
5.14%, 10/14/20(a)	4,500,000	4,392,079
5.20%, 07/10/14	38,879,000	42,535,440
6.75%, 05/22/19(a)	28,058,000	32,281,602
BB&T Corp.
5.20%, 12/23/15	11,000,000	12,011,945
BNP Paribas SA
3.25%, 03/11/15(a)	30,000,000	30,881,670
3.60%, 02/23/16(a)	35,000,000	35,722,750
5.00%, 01/15/21(a)	31,500,000	32,099,571
Credit Suisse
5.40%, 01/14/20(a)	30,160,000	31,520,035
Credit Suisse New York
3.50%, 03/23/15	74,000,000	77,142,366
4.38%, 08/05/20(a)	5,000,000	5,063,940
5.30%, 08/13/19(a)	92,560,000	101,115,784
5.50%, 05/01/14(a)	17,800,000	19,717,854
6.00%, 02/15/18(a)	11,000,000	12,089,452
Deutsche Bank AG London
3.25%, 01/11/16(a)	9,000,000	9,238,002
3.88%, 08/18/14	28,300,000	30,011,395
6.00%, 09/01/17	50,000,000	57,074,939
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,000,000	5,427,423
Fifth Third Bancorp
3.63%, 01/25/16(a)	8,650,000	8,856,177
8.25%, 03/01/38	12,600,000	15,585,709
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,000,000	3,014,280
HSBC Holdings PLC
5.10%, 04/05/21(a)	17,300,000	17,960,053
6.50%, 09/15/37	87,093,000	93,144,094
6.80%, 06/01/38	5,852,000	6,427,260
KeyCorp
3.75%, 08/13/15	10,000,000	10,321,107
5.10%, 03/24/21	10,000,000	10,404,617
Lloyds TSB Bank PLC
4.88%, 01/21/16(a)	29,500,000	30,659,859
6.38%, 01/21/21(a)	32,000,000	33,751,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

PNC Funding Corp.
3.63%, 02/08/15(a)(b)	13,596,000	14,289,192
4.38%, 08/11/20(b)	6,000,000	6,160,080
5.13%, 02/08/20(b)	10,000,000	10,787,045
Rabobank Nederland
2.13%, 10/13/15(a)	15,000,000	14,834,000
4.50%, 01/11/21(a)	22,000,000	22,863,764
5.25%, 05/24/41	15,000,000	15,011,000
Royal Bank of Canada
2.63%, 12/15/15(a)	12,500,000	12,718,781
2.88%, 04/19/16(a)	8,000,000	8,146,840
Royal Bank of Scotland Group PLC
3.95%, 09/21/15(a)	12,000,000	12,155,683
4.38%, 03/16/16(a)	22,643,000	23,076,840
4.88%, 03/16/15	26,090,000	27,377,576
5.00%, 10/01/14	14,900,000	15,050,416
5.63%, 08/24/20	9,650,000	9,849,562
6.13%, 01/11/21(a)	22,000,000	23,067,000
6.40%, 10/21/19	25,000,000	26,367,437
U.S. Bancorp
2.45%, 07/27/15	4,976,000	5,029,069
4.13%, 05/24/21	10,700,000	10,764,682
4.20%, 05/15/14(a)	8,400,000	9,059,531
UBS AG Stamford
3.88%, 01/15/15	2,000,000	2,108,133
4.88%, 08/04/20(a)	10,140,000	10,564,689
5.75%, 04/25/18(a)	83,451,000	92,693,198
5.88%, 12/20/17	21,340,000	24,105,623
UBS AG Stamford Series 10
5.88%, 07/15/16(a)	15,000,000	16,523,737
US Bank N.A.
4.95%, 10/30/14	25,250,000	27,753,285
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	14,000,000	14,622,409
6.60%, 01/15/38	64,279,000	73,814,757
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	25,900,000	28,127,918
5.50%, 08/01/35	17,668,000	17,362,153
5.63%, 10/15/16	3,427,000	3,807,045
Wells Fargo & Co.
3.63%, 04/15/15(a)	7,750,000	8,163,747
3.68%, 06/15/16(a)	22,550,000	23,374,293
3.75%, 10/01/14	38,172,000	40,509,144
5.63%, 12/11/17	107,408,000	120,942,374
Wells Fargo Bank N.A.
4.75%, 02/09/15	36,500,000	39,439,257
5.75%, 05/16/16(a)	4,575,000	5,141,758
Wells Fargo Capital X
5.95%, 12/15/36	7,270,000	7,357,563

		2,002,457,350
BEVERAGES—2.67%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15(a)	17,500,000	18,839,362
5.00%, 04/15/20	3,000,000	3,231,192
5.38%, 11/15/14	3,000,000	3,340,230

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

5.38%, 01/15/20	38,690,000	42,863,490
7.75%, 01/15/19	35,503,000	45,183,425
8.20%, 01/15/39	21,000,000	29,444,310
Bottling Group LLC
5.13%, 01/15/19	21,320,000	23,716,334
Coca-Cola Co. (The)
1.50%, 11/15/15(a)	12,750,000	12,534,997
3.15%, 11/15/20	32,800,000	31,765,029
Diageo Capital PLC
5.75%, 10/23/17(a)	19,000,000	21,894,386
Diageo Finance BV
5.30%, 10/28/15	3,500,000	3,941,993
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	15,000,000	18,970,350
PepsiCo Inc.
2.50%, 05/10/16	11,500,000	11,625,293
3.10%, 01/15/15	5,650,000	5,951,063
3.13%, 11/01/20	11,900,000	11,324,794
4.50%, 01/15/20	10,600,000	11,263,088
4.88%, 11/01/40	1,500,000	1,459,915
5.50%, 01/15/40	14,345,000	15,254,832
7.90%, 11/01/18	43,767,000	56,431,501

		369,035,584
BIOTECHNOLOGY—0.65%
Amgen Inc.
3.45%, 10/01/20	3,000,000	2,893,900
4.85%, 11/18/14	1,000,000	1,119,386
5.70%, 02/01/19	34,000,000	38,769,639
6.38%, 06/01/37	5,000,000	5,737,125
6.40%, 02/01/39	20,500,000	23,516,203
Genentech Inc.
4.75%, 07/15/15	16,750,000	18,399,088

		90,435,341
CHEMICALS—1.48%
Dow Chemical Co. (The)
2.50%, 02/15/16(a)	12,750,000	12,624,604
4.25%, 11/15/20	2,400,000	2,375,889
7.60%, 05/15/14	49,120,000	57,207,853
8.55%, 05/15/19(a)	25,500,000	33,051,619
9.40%, 05/15/39(a)	26,979,000	41,533,079
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	8,800,000	9,263,505
3.63%, 01/15/21(a)	14,200,000	13,925,594
4.63%, 01/15/20(a)	12,500,000	13,274,417
6.00%, 07/15/18	17,400,000	20,185,994
Rohm and Haas Co.
6.00%, 09/15/17	1,500,000	1,708,555

		205,151,109
COMPUTERS—1.33%
Hewlett-Packard Co.
2.65%, 06/01/16	2,550,000	2,568,038
3.75%, 12/01/20	15,500,000	15,189,902
4.30%, 06/01/21	3,000,000	3,033,904
4.75%, 06/02/14	32,090,000	35,126,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

5.50%, 03/01/18	13,377,000	15,089,982
International Business Machines Corp.
2.00%, 01/05/16	13,375,000	13,323,256
5.60%, 11/30/39	25,060,000	27,084,347
5.70%, 09/14/17	35,140,000	40,900,304
7.63%, 10/15/18	21,387,000	27,215,670
8.38%, 11/01/19	3,000,000	4,016,400

		183,548,750
COSMETICS & PERSONAL CARE—0.62%
Procter & Gamble Co. (The)
1.80%, 11/15/15(a)	6,000,000	5,965,929
3.50%, 02/15/15(a)	24,765,000	26,397,962
4.70%, 02/15/19	22,865,000	25,313,927
4.95%, 08/15/14	4,000,000	4,478,999
5.55%, 03/05/37(a)	21,150,000	23,186,509

		85,343,326
DIVERSIFIED FINANCIAL SERVICES—20.62%
American Express Co.
6.15%, 08/28/17	13,000,000	14,953,218
7.00%, 03/19/18	2,500,000	2,987,103
7.25%, 05/20/14(a)	9,980,000	11,467,399
8.13%, 05/20/19	58,542,000	75,284,445
8.15%, 03/19/38	16,661,000	23,015,595
American Express Credit Corp. Series D
2.75%, 09/15/15	23,500,000	23,647,415
5.13%, 08/25/14	20,500,000	22,465,950
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	15,600,000	17,338,308
6.40%, 10/02/17	15,000,000	17,218,048
BP Capital Markets PLC
3.13%, 10/01/15(a)	5,000,000	5,118,775
3.63%, 05/08/14(a)	19,100,000	20,069,539
3.88%, 03/10/15(a)	28,950,000	30,550,017
4.50%, 10/01/20	21,300,000	21,718,225
4.75%, 03/10/19	22,150,000	23,394,170
Capital One Bank (USA) N.A.
8.80%, 07/15/19	60,610,000	77,753,603
Capital One Capital V
10.25%, 08/15/39(a)	6,310,000	6,720,150
Capital One Capital VI
8.88%, 05/15/40	13,310,000	13,871,016
Capital One Financial Corp.
7.38%, 05/23/14	2,310,000	2,685,349
Caterpillar Financial Services Corp.
7.15%, 02/15/19(a)	19,310,000	24,047,245
Citigroup Inc.
4.59%, 12/15/15(a)	16,000,000	16,991,627
4.75%, 05/19/15	26,601,000	28,511,838
5.00%, 09/15/14(a)	38,627,000	40,991,335
5.50%, 10/15/14	7,750,000	8,474,625
5.50%, 02/15/17	40,000,000	43,004,933
5.88%, 02/22/33(a)	2,250,000	2,206,765
6.00%, 08/15/17	8,500,000	9,472,473
6.01%, 01/15/15(a)	20,590,000	22,913,026

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

6.13%, 11/21/17	5,810,000	6,502,629
6.13%, 05/15/18	8,075,000	8,987,334
6.13%, 08/25/36(a)	14,960,000	14,990,269
6.38%, 08/12/14(a)	15,500,000	17,313,345
6.63%, 06/15/32(a)	1,500,000	1,603,913
8.13%, 07/15/39	54,610,000	71,188,686
8.50%, 05/22/19	84,284,000	105,627,237
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	5,000,000	5,475,792
General Electric Capital Corp.
2.25%, 11/09/15	7,000,000	6,908,399
3.50%, 06/29/15	4,500,000	4,707,662
4.63%, 01/07/21(a)	22,500,000	22,804,800
5.30%, 02/11/21(a)	2,900,000	3,035,353
5.63%, 09/15/17(a)	500,000	558,293
5.63%, 05/01/18	93,281,000	103,271,162
5.88%, 01/14/38	84,987,000	87,851,062
5.90%, 05/13/14(a)	25,250,000	28,205,788
6.00%, 08/07/19	19,000,000	21,275,440
6.75%, 03/15/32	23,775,000	27,108,043
6.88%, 01/10/39	20,000,000	23,324,989
General Electric Capital Corp. Series A
3.75%, 11/14/14	40,000,000	42,253,600
6.15%, 08/07/37	2,000,000	2,143,131
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16(a)	10,000,000	10,006,973
3.70%, 08/01/15(a)	8,020,000	8,169,453
5.00%, 10/01/14(a)	10,000,000	10,782,545
5.13%, 01/15/15	17,155,000	18,499,780
5.35%, 01/15/16(a)	6,000,000	6,467,649
5.38%, 03/15/20	19,312,000	19,846,518
5.95%, 01/15/27(a)	5,000,000	4,977,650
6.00%, 05/01/14	88,356,000	97,259,378
6.15%, 04/01/18	88,186,000	96,437,667
6.25%, 09/01/17(a)	13,100,000	14,498,262
6.25%, 02/01/41	10,100,000	10,190,227
6.35%, 02/15/34(a)	19,500,000	18,730,354
6.75%, 10/01/37	93,787,000	94,521,264
HSBC Finance Corp.
5.00%, 06/30/15	36,353,000	39,765,251
5.50%, 01/19/16	5,000,000	5,567,148
6.68%, 01/15/21(c)	31,522,000	33,770,576
Jefferies Group Inc.
5.13%, 04/13/18	13,500,000	13,699,260
JPMorgan Chase & Co.
3.40%, 06/24/15	12,750,000	13,173,419
3.45%, 03/01/16	5,000,000	5,104,637
4.25%, 10/15/20	6,000,000	5,885,120
4.63%, 05/10/21(a)	6,750,000	6,774,300
4.65%, 06/01/14	100,242,000	108,300,755
5.13%, 09/15/14	14,935,000	16,209,180
5.50%, 10/15/40(a)	5,000,000	5,060,617
6.00%, 01/15/18	10,400,000	11,691,428
6.30%, 04/23/19	99,140,000	113,048,823
6.40%, 05/15/38	31,805,000	36,229,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17	8,500,000	9,527,365
JPMorgan Chase Capital XVIII
6.95%, 08/17/36(a)	10,000,000	10,196,288
JPMorgan Chase Capital XX Series T
6.55%, 09/29/36	10,000,000	10,229,890
JPMorgan Chase Capital XXII
6.45%, 01/15/87(a)	3,205,000	3,279,130
JPMorgan Chase Capital XXV
6.80%, 10/01/37	9,655,000	9,826,264
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	8,710,000	8,907,848
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	14,000,000	14,959,887
6.05%, 05/16/16(a)	10,000,000	10,803,466
6.88%, 04/25/18	85,250,000	97,083,339
7.75%, 05/14/38	43,274,000	50,661,637
Morgan Stanley
3.45%, 11/02/15(a)	12,000,000	12,014,520
4.10%, 01/26/15	2,000,000	2,077,127
4.20%, 11/20/14(a)	20,500,000	21,461,552
5.45%, 01/09/17	14,500,000	15,590,255
5.50%, 01/26/20	5,500,000	5,656,017
5.50%, 07/24/20	11,500,000	11,798,828
5.63%, 09/23/19(a)	10,500,000	10,949,715
5.75%, 10/18/16(a)	5,000,000	5,459,818
5.75%, 01/25/21	30,000,000	31,197,800
5.95%, 12/28/17	22,000,000	24,064,847
6.00%, 05/13/14	20,750,000	22,758,060
6.00%, 04/28/15	73,976,000	81,749,312
6.25%, 08/28/17	24,500,000	27,279,770
6.63%, 04/01/18(a)	40,000,000	44,820,000
7.25%, 04/01/32	14,842,000	18,005,350
7.30%, 05/13/19(a)	62,885,000	72,255,459
Nomura Holdings Inc.
5.00%, 03/04/15(a)	34,000,000	36,009,094
6.70%, 03/04/20(a)	18,000,000	19,809,480
SLM Corp.
5.63%, 08/01/33	10,000,000	8,848,385
6.25%, 01/25/16	25,400,000	26,568,400
8.00%, 03/25/20	9,000,000	9,848,430
8.45%, 06/15/18	43,921,000	49,360,876
Toyota Motor Credit Corp.
3.20%, 06/17/15	13,465,000	14,008,389
4.25%, 01/11/21	5,000,000	5,130,631
Toyota Motor Credit Corp. Series B
4.50%, 06/17/20(a)	13,150,000	13,765,245

		2,852,638,985
ELECTRIC—1.30%
Duke Energy Carolinas LLC
5.30%, 02/15/40	11,000,000	11,344,245
Exelon Corp.
4.90%, 06/15/15	9,226,000	9,964,787
Exelon Generation Co. LLC
6.25%, 10/01/39(a)	13,000,000	13,484,341

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

Florida Power Corp.
6.40%, 06/15/38	11,068,000	13,060,459
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	23,000,000	25,320,429
6.50%, 09/15/37(a)	8,310,000	9,582,453
National Grid PLC
6.30%, 08/01/16	9,200,000	10,591,996
Nisource Finance Corp.
6.40%, 03/15/18	10,005,000	11,402,143
Pacific Gas & Electric Co.
5.40%, 01/15/40(a)	20,000,000	20,046,500
5.80%, 03/01/37	5,100,000	5,353,623
6.05%, 03/01/34(a)	30,700,000	33,291,941
8.25%, 10/15/18	12,955,000	16,781,519

		180,224,436
ENVIRONMENTAL CONTROL—0.08%
Republic Services Inc.
5.00%, 03/01/20	10,000,000	10,582,400

		10,582,400
FOOD—2.51%
General Mills Inc.
5.20%, 03/17/15	12,600,000	14,015,944
5.65%, 02/15/19(a)	12,350,000	13,972,170
5.70%, 02/15/17	16,000,000	18,363,781
Kellogg Co.
4.00%, 12/15/20(a)	13,500,000	13,581,608
4.45%, 05/30/16	7,200,000	7,831,279
Kellogg Co. Series B
7.45%, 04/01/31	15,000,000	19,200,817
Kraft Foods Inc.
4.13%, 02/09/16(a)	24,000,000	25,510,080
5.38%, 02/10/20	52,500,000	57,163,225
6.13%, 02/01/18	905,000	1,037,775
6.13%, 08/23/18	37,265,000	42,701,379
6.50%, 08/11/17(a)	15,026,000	17,617,724
6.50%, 02/09/40(a)	41,500,000	46,466,512
6.88%, 02/01/38	18,000,000	20,959,364
7.00%, 08/11/37	15,000,000	17,665,275
Kroger Co. (The)
6.15%, 01/15/20	8,000,000	9,357,543
Unilever Capital Corp.
4.25%, 02/10/21	18,000,000	18,864,900
4.80%, 02/15/19	3,000,000	3,291,103

		347,600,479
FOREST PRODUCTS & PAPER—0.53%
International Paper Co.
7.30%, 11/15/39	8,000,000	9,225,272
7.50%, 08/15/21(a)	7,000,000	8,417,876
7.95%, 06/15/18	46,069,000	56,084,410

		73,727,558
GAS—0.12%
Sempra Energy
6.00%, 10/15/39	10,000,000	10,723,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

6.50%, 06/01/16	5,450,000	6,352,888

		17,075,938
HEALTH CARE - PRODUCTS—0.89%
Covidien International Finance SA
6.00%, 10/15/17(a)	12,634,000	14,694,561
6.55%, 10/15/37(a)	13,900,000	16,400,954
Johnson & Johnson
2.15%, 05/15/16	5,500,000	5,527,335
3.55%, 05/15/21	5,000,000	4,999,699
5.15%, 07/15/18	10,975,000	12,520,500
5.55%, 08/15/17(a)	10,400,000	12,140,576
5.95%, 08/15/37	16,055,000	18,625,529
Medtronic Inc.
3.00%, 03/15/15	22,500,000	23,531,573
4.45%, 03/15/20	13,560,000	14,279,227

		122,719,954
HEALTH CARE - SERVICES—0.73%
Aetna Inc.
3.95%, 09/01/20	5,750,000	5,702,668
6.00%, 06/15/16	10,000,000	11,515,108
6.63%, 06/15/36	8,500,000	9,723,106
UnitedHealth Group Inc.
5.80%, 03/15/36	1,000,000	1,032,443
6.00%, 02/15/18	9,328,000	10,664,775
6.88%, 02/15/38	24,388,000	28,491,647
WellPoint Inc.
5.25%, 01/15/16	6,000,000	6,708,174
5.85%, 01/15/36	14,000,000	14,524,068
6.38%, 06/15/37	11,100,000	12,282,803

		100,644,792
INSURANCE—3.27%
Allstate Corp. (The)
5.55%, 05/09/35	10,000,000	10,049,954
American International Group Inc.
5.45%, 05/18/17	1,000,000	1,047,542
5.85%, 01/16/18(a)	102,360,000	108,351,800
6.25%, 05/01/36	3,000,000	3,080,919
6.25%, 03/15/37	12,000,000	11,100,000
6.40%, 12/15/20	13,000,000	14,124,110
8.25%, 08/15/18	25,000,000	29,618,250
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	34,000,000	35,657,636
4.25%, 01/15/21	10,000,000	10,271,013
4.85%, 01/15/15	4,655,000	5,151,086
5.40%, 05/15/18(a)	9,399,000	10,548,478
5.75%, 01/15/40(a)	12,000,000	12,912,420
MetLife Inc.
4.75%, 02/08/21	20,000,000	20,538,900
5.00%, 06/15/15(a)	1,000,000	1,098,566
5.70%, 06/15/35	15,000,000	15,461,450
5.88%, 02/06/41	12,250,000	12,810,111
6.38%, 06/15/34	5,000,000	5,595,543
6.75%, 06/01/16	22,247,000	26,222,866

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

MetLife Inc. Series A
6.82%, 08/15/18	20,029,000	23,659,877
Prudential Financial Inc.
7.38%, 06/15/19	10,550,000	12,613,142
Prudential Financial Inc. Series D
3.88%, 01/14/15	6,000,000	6,301,222
4.75%, 09/17/15(a)	20,000,000	21,666,133
6.00%, 12/01/17	10,000,000	11,355,400
6.63%, 12/01/37	18,750,000	21,091,644
Travelers Companies Inc. (The)
5.35%, 11/01/40	17,000,000	16,739,220
6.25%, 06/15/37	5,000,000	5,538,200

		452,605,482
INTERNET—0.15%
Google Inc.
2.13%, 05/19/16	11,550,000	11,548,383
3.63%, 05/19/21	10,000,000	9,881,290

		21,429,673
IRON & STEEL—0.97%
ArcelorMittal SA
3.75%, 08/05/15(a)	7,700,000	7,910,338
5.25%, 08/05/20(a)	15,000,000	14,923,163
5.50%, 03/01/21(a)	14,500,000	14,564,433
6.13%, 06/01/18(a)	27,100,000	29,222,443
6.75%, 03/01/41(a)	13,056,000	13,104,190
7.00%, 10/15/39(a)	14,000,000	14,449,085
9.00%, 02/15/15(a)	13,335,000	16,060,781
9.85%, 06/01/19	18,994,000	24,368,268

		134,602,701
MACHINERY—0.34%
Caterpillar Inc.
3.90%, 05/27/21	4,800,000	4,815,507
5.20%, 05/27/41	5,000,000	5,072,276
6.05%, 08/15/36(a)	9,000,000	10,293,240
7.90%, 12/15/18	12,310,000	15,910,946
Deere & Co.
4.38%, 10/16/19(a)	10,077,000	10,747,070

		46,839,039
MANUFACTURING—0.52%
General Electric Co.
5.25%, 12/06/17(a)	28,700,000	32,139,518
Honeywell International Inc.
4.25%, 03/01/21(a)	8,000,000	8,291,115
5.00%, 02/15/19	9,000,000	9,947,047
5.30%, 03/01/18(a)	19,000,000	21,502,883

		71,880,563
MEDIA—7.55%
AOL Time Warner Inc.
7.63%, 04/15/31	15,213,000	18,355,259
Comcast Corp.
4.95%, 06/15/16	15,000,000	16,474,932
5.15%, 03/01/20(a)	39,000,000	41,860,364
5.70%, 05/15/18	7,500,000	8,388,479
5.85%, 11/15/15(a)	15,000,000	17,040,938

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

5.90%, 03/15/16(a)	10,000,000	11,338,860
6.30%, 11/15/17	15,000,000	17,432,589
6.40%, 03/01/40(a)	21,000,000	22,714,559
6.50%, 01/15/15	10,000,000	11,476,011
6.50%, 01/15/17	13,279,000	15,495,708
6.55%, 07/01/39	17,750,000	19,422,659
6.95%, 08/15/37	71,210,000	81,213,225
COX Communications Inc.
5.45%, 12/15/14	18,000,000	20,028,150
DIRECTV Holdings LLC
3.55%, 03/15/15	18,200,000	19,044,237
5.20%, 03/15/20	12,000,000	12,767,940
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16(a)	7,000,000	7,100,886
3.50%, 03/01/16	17,100,000	17,658,059
4.60%, 02/15/21	12,000,000	12,115,200
4.75%, 10/01/14(a)	13,500,000	14,768,730
5.00%, 03/01/21	21,900,000	22,679,005
5.88%, 10/01/19	16,200,000	17,980,580
6.00%, 08/15/40	14,900,000	15,115,817
6.35%, 03/15/40	4,645,000	4,902,137
6.38%, 03/01/41	7,705,000	8,131,637
Discovery Communications LLC
3.70%, 06/01/15	10,430,000	10,987,491
5.05%, 06/01/20	17,000,000	17,953,507
6.35%, 06/01/40(a)	10,000,000	10,718,657
Historic TW Inc.
6.63%, 05/15/29(a)	3,000,000	3,311,550
NBC Universal Inc.
5.95%, 04/01/41(c)	1,900,000	1,946,787
News America Inc.
6.20%, 12/15/34	25,000,000	25,874,160
6.65%, 11/15/37	33,000,000	36,064,917
Thomson Reuters Corp.
5.70%, 10/01/14	15,000,000	16,822,170
6.50%, 07/15/18	11,500,000	13,564,825
Time Warner Cable Inc.
5.00%, 02/01/20(a)	35,000,000	36,341,025

6.75%, 07/01/18	14,750,000	17,088,623
6.75%, 06/15/39	71,034,000	77,776,547
7.50%, 04/01/14	31,870,000	36,890,281
8.25%, 04/01/19	52,487,000	65,290,514
Time Warner Inc.
3.15%, 07/15/15	15,500,000	16,013,941
4.70%, 01/15/21	14,750,000	15,096,133
4.75%, 03/29/21	13,500,000	13,739,625
4.88%, 03/15/20(a)	18,000,000	18,738,270
5.88%, 11/15/16	16,015,000	18,317,583
6.10%, 07/15/40	8,000,000	8,246,317
6.25%, 03/29/41	14,500,000	15,122,884
6.50%, 11/15/36	30,150,000	32,332,833
7.70%, 05/01/32	25,200,000	30,671,033
Viacom Inc.
6.25%, 04/30/16(a)	14,000,000	16,218,901

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

6.88%, 04/30/36	20,900,000	23,701,468
Walt Disney Co. (The)
5.63%, 09/15/16	10,000,000	11,641,987

		1,043,977,990
MINING—0.58%
Alcoa Inc.
5.40%, 04/15/21	17,500,000	17,915,166
5.55%, 02/01/17(a)	5,000,000	5,434,863
5.72%, 02/23/19	13,350,000	14,272,051
6.15%, 08/15/20(a)	12,500,000	13,538,208
6.75%, 07/15/18	7,100,000	8,054,247
Barrick Gold Corp.
6.95%, 04/01/19	10,140,000	12,204,125
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18(a)	8,000,000	9,406,884

		80,825,544
OFFICE & BUSINESS EQUIPMENT—0.27%
Xerox Corp.
4.25%, 02/15/15(a)	15,000,000	16,060,255
6.35%, 05/15/18	11,000,000	12,687,840
8.25%, 05/15/14	6,800,000	8,019,565

		36,767,660
OIL & GAS—8.17%
Anadarko Petroleum Corp.
5.95%, 09/15/16	26,200,000	29,512,083
6.20%, 03/15/40	18,000,000	18,612,342
6.38%, 09/15/17	26,000,000	29,823,300
6.45%, 09/15/36	20,567,000	21,826,627
Apache Corp.
5.10%, 09/01/40	20,500,000	20,019,480
6.00%, 01/15/37	10,000,000	11,013,439
BP Capital Markets PLC
3.20%, 03/11/16	23,800,000	24,219,832
4.74%, 03/11/21	11,200,000	11,537,120
Cenovus Energy Inc.
4.50%, 09/15/14	10,000,000	10,826,620
5.70%, 10/15/19(a)	19,815,000	22,676,752
6.75%, 11/15/39	14,000,000	16,342,830
Chevron Corp.
3.95%, 03/03/14	7,500,000	8,094,759
4.95%, 03/03/19	22,000,000	24,537,854
ConocoPhillips
4.60%, 01/15/15	9,000,000	9,917,817
5.75%, 02/01/19(a)	46,974,000	54,515,953
6.00%, 01/15/20	5,000,000	5,894,064
6.50%, 02/01/39(a)	56,802,000	67,413,832
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16(a)	11,500,000	13,339,563
Devon Energy Corp.
7.95%, 04/15/32	10,510,000	14,058,416
Devon Financing Corp. ULC
7.88%, 09/30/31(a)	19,650,000	26,002,951
EnCana Corp.
6.50%, 08/15/34	10,000,000	11,042,263
6.50%, 02/01/38(a)	9,000,000	10,038,290

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

EnCana Holdings Finance Corp.
5.80%, 05/01/14	17,245,000	19,258,325
EOG Resources Inc.
4.10%, 02/01/21	8,000,000	7,993,960
5.63%, 06/01/19(a)	10,500,000	11,921,711
Hess Corp.
5.60%, 02/15/41(a)	13,500,000	13,491,900
6.00%, 01/15/40	8,300,000	8,731,268
7.30%, 08/15/31	6,060,000	7,406,210
8.13%, 02/15/19	20,300,000	25,900,694
Marathon Oil Corp.
5.90%, 03/15/18	15,000,000	17,198,081
6.60%, 10/01/37(a)	10,000,000	11,357,368
Nexen Inc.
5.88%, 03/10/35	8,000,000	7,796,174
6.40%, 05/15/37	16,354,000	16,826,904
Occidental Petroleum Corp.
4.10%, 02/01/21(a)	14,500,000	14,836,603
4.13%, 06/01/16(a)	7,000,000	7,580,300
Pemex Project Funding Master Trust
5.75%, 03/01/18	33,750,000	36,578,475
6.63%, 06/15/35	29,293,000	30,259,669
Petro-Canada
6.80%, 05/15/38	3,715,000	4,323,585
Shell International Finance BV
3.10%, 06/28/15(a)	28,000,000	29,293,600
3.25%, 09/22/15(a)	10,000,000	10,538,400
4.30%, 09/22/19(a)	22,500,000	23,687,437
4.38%, 03/25/20	6,000,000	6,341,340
5.50%, 03/25/40	22,100,000	23,561,340
6.38%, 12/15/38(a)	35,541,000	42,071,123
Statoil ASA
2.90%, 10/15/14(a)	15,000,000	15,703,500
3.13%, 08/17/17(a)	5,000,000	5,043,475
5.10%, 08/17/40(a)	10,400,000	10,303,356
5.25%, 04/15/19	24,500,000	27,350,112
Suncor Energy Inc.
6.10%, 06/01/18	15,600,000	17,945,790
6.50%, 06/15/38	18,000,000	20,220,120
6.85%, 06/01/39	10,000,000	11,717,055
Total Capital SA
2.30%, 03/15/16(a)	4,600,000	4,604,984
3.00%, 06/24/15(a)	14,580,000	15,164,765
3.13%, 10/02/15(a)	18,200,000	19,058,894
4.45%, 06/24/20	23,000,000	24,164,751
Transocean Inc.
4.95%, 11/15/15	10,000,000	10,782,467
6.00%, 03/15/18	15,000,000	16,618,725
6.50%, 11/15/20	19,250,000	21,757,954
6.80%, 03/15/38	8,000,000	8,816,680
Valero Energy Corp.
6.13%, 06/15/17(a)	9,200,000	10,462,874
6.13%, 02/01/20(a)	4,725,000	5,272,840
6.63%, 06/15/37	22,555,000	23,949,740
7.50%, 04/15/32	3,600,000	4,161,496

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

9.38%, 03/15/19(a)	14,730,000	19,269,527

		1,130,589,759
OIL & GAS SERVICES—0.17%
Weatherford International Ltd.
9.63%, 03/01/19	17,775,000	23,228,485

		23,228,485
PHARMACEUTICALS - 5.76%
Abbott Laboratories
2.70%, 05/27/15	27,000,000	28,042,240
4.13%, 05/27/20	2,750,000	2,824,498
5.13%, 04/01/19(a)	63,154,000	69,928,565
5.30%, 05/27/40	21,500,000	22,085,302
5.60%, 11/30/17	3,750,000	4,341,178
6.15%, 11/30/37	15,567,000	17,812,384
AstraZeneca PLC
5.40%, 06/01/14	15,000,000	16,789,549
5.90%, 09/15/17(a)	15,450,000	18,106,745
6.45%, 09/15/37	32,908,000	38,788,560
Eli Lilly and Co.
5.20%, 03/15/17(a)	15,000,000	17,026,680
5.55%, 03/15/37	8,500,000	8,999,774
Express Scripts Inc.
3.13%, 05/15/16	15,000,000	15,134,250
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	41,076,000	46,993,839
6.38%, 05/15/38	34,541,000	40,494,220
Merck & Co. Inc.
2.25%, 01/15/16	8,000,000	8,039,200
3.88%, 01/15/21	10,000,000	10,046,767
4.00%, 06/30/15	22,900,000	24,887,954
5.00%, 06/30/19	25,300,000	28,127,275
5.85%, 06/30/39	10,000,000	11,263,633
Novartis Capital Corp.
2.90%, 04/24/15	26,450,000	27,540,798
4.40%, 04/24/20(a)	13,000,000	13,828,252
Novartis Securities Investment Ltd.
5.13%, 02/10/19	37,200,000	41,331,473
Pfizer Inc.
5.35%, 03/15/15	60,372,000	68,304,880
6.20%, 03/15/19(a)	33,489,000	39,446,195
7.20%, 03/15/39	31,941,000	40,715,957
Sanofi-Aventis SA
2.63%, 03/29/16	22,150,000	22,478,041
4.00%, 03/29/21	27,500,000	27,683,562
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	15,000,000	17,787,925
6.50%, 12/01/33	9,665,000	11,761,935
6.55%, 09/15/37	13,200,000	15,965,481
Wyeth
5.50%, 02/15/16	4,067,000	4,642,320
5.95%, 04/01/37	31,643,000	34,770,610

		795,990,042

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

PIPELINES—1.43%
Enterprise Products Operating LLC
3.20%, 02/01/16(a)	13,000,000	13,268,108
5.20%, 09/01/20(a)	12,950,000	13,788,707
5.95%, 02/01/41	5,000,000	5,097,605
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	9,000,000	10,425,444
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	8,800,000	9,844,190
6.95%, 01/15/38	17,100,000	19,475,515
TransCanada PipeLines Ltd.
3.80%, 10/01/20(a)	11,500,000	11,452,612
6.10%, 06/01/40(a)	7,500,000	8,196,845
6.20%, 10/15/37	11,700,000	12,974,422
6.50%, 08/15/18	6,500,000	7,751,640
7.13%, 01/15/19(a)	17,065,000	21,130,054
7.63%, 01/15/39	14,000,000	18,025,819
Williams Partners LP
3.80%, 02/15/15	5,000,000	5,270,992
5.25%, 03/15/20(a)	21,000,000	22,650,915
6.30%, 04/15/40	17,000,000	18,445,493

		197,798,361
REAL ESTATE INVESTMENT TRUSTS—0.33%
Boston Properties LP
4.13%, 05/15/21	8,500,000	8,241,288
Simon Property Group LP
4.38%, 03/01/21	9,000,000	9,033,240
5.65%, 02/01/20	15,000,000	16,508,475
6.13%, 05/30/18	10,000,000	11,350,911

		45,133,914
RETAIL—4.74%
CVS Caremark Corp.
5.75%, 06/01/17	43,265,000	48,895,701
6.13%, 09/15/39	22,000,000	22,815,467
Home Depot Inc. (The)
4.40%, 04/01/21	6,000,000	6,061,462
5.40%, 03/01/16	37,000,000	41,626,281
5.88%, 12/16/36	34,200,000	35,417,888
5.95%, 04/01/41(a)	8,000,000	8,396,683
McDonald’s Corp.
5.35%, 03/01/18	15,000,000	17,082,513
6.30%, 10/15/37	11,500,000	13,640,064
6.30%, 03/01/38	9,000,000	10,682,818
Target Corp.
3.88%, 07/15/20	15,000,000	15,088,500
6.00%, 01/15/18	28,100,000	32,892,830
6.50%, 10/15/37	14,400,000	16,731,072
7.00%, 01/15/38	30,600,000	37,467,237
Wal-Mart Stores Inc.
1.50%, 10/25/15	17,750,000	17,395,503
2.25%, 07/08/15(a)	9,000,000	9,173,290
2.80%, 04/15/16(a)	17,000,000	17,423,317
2.88%, 04/01/15(a)	20,000,000	20,888,760
3.25%, 10/25/20(a)	27,950,000	26,854,444

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

3.63%, 07/08/20(a)	18,630,000	18,481,910
4.25%, 04/15/21	10,000,000	10,290,830
4.50%, 07/01/15(a)	10,000,000	10,980,867
4.88%, 07/08/40	12,000,000	11,263,536
5.00%, 10/25/40(a)	6,000,000	5,744,472
5.25%, 09/01/35	12,500,000	12,579,272
5.38%, 04/05/17	8,500,000	9,730,858
5.63%, 04/01/40	2,500,000	2,613,347
5.63%, 04/15/41	30,000,000	31,266,180
5.80%, 02/15/18	15,000,000	17,348,774
6.20%, 04/15/38	18,000,000	20,223,270
6.50%, 08/15/37	91,016,000	106,303,635

		655,360,781
SOFTWARE—1.83%
Microsoft Corp.
1.63%, 09/25/15(a)	17,750,000	17,579,653
2.95%, 06/01/14	20,000,000	21,036,300
3.00%, 10/01/20	13,000,000	12,417,019
4.20%, 06/01/19(a)	31,000,000	32,781,722
4.50%, 10/01/40(a)	13,300,000	12,319,032
5.20%, 06/01/39	2,500,000	2,601,363
5.30%, 02/08/41(a)	13,000,000	13,558,927
Oracle Corp.
3.75%, 07/08/14(a)	31,472,000	33,755,411
5.00%, 07/08/19	60,837,000	67,031,720
5.75%, 04/15/18	10,000,000	11,494,270
6.13%, 07/08/39	24,500,000	27,635,902
6.50%, 04/15/38	500,000	587,507

		252,798,826
TELECOMMUNICATIONS—10.86%
AT&T Corp.
8.00%, 11/15/31	1,339,000	1,764,595
AT&T Inc.
2.50%, 08/15/15	5,000,000	5,061,733
2.95%, 05/15/16	7,500,000	7,606,440
4.45%, 05/15/21	3,750,000	3,820,220
5.10%, 09/15/14	40,500,000	44,698,427
5.35%, 09/01/40	15,000,000	14,377,425
5.50%, 02/01/18	113,683,000	126,659,145
5.63%, 06/15/16	22,500,000	25,504,263
5.80%, 02/15/19	19,250,000	21,820,729
6.15%, 09/15/34	2,185,000	2,298,497
6.30%, 01/15/38(a)	31,800,000	33,946,977
6.50%, 09/01/37	29,000,000	31,719,942
6.55%, 02/15/39	89,845,000	99,155,188
British Telecom PLC
5.95%, 01/15/18	16,000,000	17,925,120
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	35,800,000	46,853,322
Cisco Systems Inc.
3.15%, 03/14/17(a)	10,000,000	10,238,750
4.45%, 01/15/20	36,700,000	38,355,990
4.95%, 02/15/19	22,000,000	23,979,236
5.50%, 02/22/16	36,000,000	40,879,140

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

5.50%, 01/15/40	24,200,000	24,738,394
5.90%, 02/15/39	23,350,000	25,159,951
Deutsche Telekom International Finance BV
4.88%, 07/08/14	10,683,000	11,676,586
5.75%, 03/23/16	15,595,000	17,698,188
6.00%, 07/08/19(a)	14,200,000	16,426,561
France Telecom SA
2.13%, 09/16/15(a)	5,000,000	4,988,135
4.38%, 07/08/14	15,000,000	16,350,437
5.38%, 07/08/19(a)	26,337,000	29,560,798
8.50%, 03/01/31	26,600,000	36,753,326
Telecom Italia Capital SA
4.95%, 09/30/14	44,806,000	47,381,246
5.25%, 10/01/15	10,797,000	11,427,494
6.18%, 06/18/14(a)	8,004,000	8,755,616
7.00%, 06/04/18	3,695,000	4,136,017
7.18%, 06/18/19	8,000,000	9,071,324
7.20%, 07/18/36	2,000,000	2,029,465
7.72%, 06/04/38(a)	44,573,000	47,522,841
Telefonica Emisiones SAU
3.73%, 04/27/15	5,500,000	5,690,007
3.99%, 02/16/16(a)	19,750,000	20,217,575
4.95%, 01/15/15(a)	12,200,000	13,106,708
5.13%, 04/27/20(a)	16,130,000	16,452,191
5.46%, 02/16/21	17,850,000	18,540,081
5.88%, 07/15/19	22,200,000	23,856,031
6.42%, 06/20/16	15,150,000	17,104,567
7.05%, 06/20/36	24,000,000	26,680,920
Telefonica Europe BV
8.25%, 09/15/30	12,000,000	14,850,480
Verizon Communications Inc.
3.00%, 04/01/16(a)	14,000,000	14,284,821
4.60%, 04/01/21	18,500,000	19,099,650
5.50%, 02/15/18(a)	3,500,000	3,911,215
5.85%, 09/15/35	13,000,000	13,510,036
6.00%, 04/01/41	18,000,000	18,927,711
6.10%, 04/15/18(a)	5,000,000	5,757,015
6.35%, 04/01/19	30,000,000	35,021,500
6.40%, 02/15/38	72,783,000	79,971,753
7.35%, 04/01/39(a)	5,200,000	6,399,380
7.75%, 12/01/30	17,965,000	22,834,663
8.75%, 11/01/18	76,293,000	99,723,211
8.95%, 03/01/39	6,000,000	8,581,762
Vodafone Group PLC
4.15%, 06/10/14	16,500,000	17,734,132
5.00%, 09/15/15	8,740,000	9,676,550
5.45%, 06/10/19	21,500,000	23,997,526
5.63%, 02/27/17	31,850,000	36,206,124
6.15%, 02/27/37	18,000,000	20,021,576

		1,502,498,703
TRANSPORTATION—0.55%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	10,000,000	10,672,083

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2011

United Parcel Service Inc.
3.13%, 01/15/21(a)	20,000,000	19,183,193
5.13%, 04/01/19(a)	24,000,000	27,234,360
5.50%, 01/15/18	750,000	856,488
6.20%, 01/15/38	15,000,000	17,542,200

		75,488,324

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,685,460,633)		13,651,929,511
Security	Shares	Value

SHORT-TERM INVESTMENTS—3.20%

MONEY MARKET FUNDS—3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(d)(e)	326,890,097	326,890,097
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(d)(e)	42,448,893	42,448,893
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(d)	73,187,252	73,187,252

		442,526,242

TOTAL SHORT-TERM INVESTMENTS
(Cost: $442,526,242)		442,526,242

TOTAL INVESTMENTS IN SECURITIES—101.91%
(Cost: $13,127,986,875)		14,094,455,753
Other Assets, Less Liabilities—(1.91)%		(263,584,781)

NET ASSETS—100.00%		$13,830,870,972

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2011

Security	Principal	Value

QUASI-SOVEREIGN BONDS & NOTES(a)—16.82%

BRAZIL—1.03%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19(b)	$25,300,000	$28,083,000

		28,083,000
CHINA—0.91%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20(b)	26,052,000	24,884,089

		24,884,089
INDONESIA—1.08%
Majapahit Holding BV
7.75%, 01/20/20(b)	25,300,000	29,601,000

		29,601,000
KAZAKHSTAN—3.79%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13(b)	23,760,000	26,343,900
9.13%, 07/02/18(b)	61,432,000	75,945,310
11.75%, 01/23/15	1,000,000	1,257,500

		103,546,710
MALAYSIA—2.48%
Petronas Capital Ltd.
5.25%, 08/12/19(b)	62,744,000	67,929,164

		67,929,164
MEXICO—2.18%
Pemex Project Funding Master Trust
6.63%, 06/15/35	19,228,000	19,852,910
Petroleos Mexicanos
8.00%, 05/03/19	32,637,000	39,898,732

		59,751,642
PHILIPPINES ISLANDS—1.16%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19(b)	27,071,000	31,605,393

		31,605,393
RUSSIA—1.22%
RSHB Capital SA
9.00%, 06/11/14(b)	15,045,000	17,301,750
VEB Finance Ltd.
6.90%, 07/09/20(b)	14,809,000	16,067,765

		33,369,515

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2011

SOUTH AFRICA—0.72%
Eskom Holdings Ltd.
5.75%, 01/26/21(b)	18,925,000	19,800,281

		19,800,281
UKRAINE—0.97%
Naftogaz Ukraine
9.50%, 09/30/14	24,035,000	26,402,448

		26,402,448
VENEZUELA—1.28%
Petroleos de Venezuela SA
5.38%, 04/12/27	45,570,000	21,645,750
5.50%, 04/12/37(b)	1,788,000	835,890
8.50%, 11/02/17(b)	17,710,000	12,618,375

		35,100,015

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $442,466,149)		460,073,257
SOVEREIGN BONDS & NOTES(a)—79.54%
ARGENTINA—2.77%
Argentina (Republic of)
2.50%, 12/31/38(c)	55,660,000	23,794,650
8.28%, 12/31/33	14,310,463	12,235,446
8.28%, 12/31/33(d)	45,555,408	39,860,982

		75,891,078
BELARUS—0.42%
Belarus (Republic of)
8.75%, 08/03/15(b)	12,954,000	11,464,290

		11,464,290
BRAZIL—6.86%
Brazil (Federative Republic of)
7.13%, 01/20/37	65,274,000	79,471,095
8.00%, 01/15/18	45,652,444	54,805,759
10.13%, 05/15/27	21,758,000	33,779,295
11.00%, 08/17/40	14,421,000	19,691,876

		187,748,025
BULGARIA—0.74%
Bulgaria (Republic of)
8.25%, 01/15/15(b)	17,204,000	20,257,710

		20,257,710
CHILE—0.93%
Chile (Republic of)
3.88%, 08/05/20	25,300,000	25,395,389

		25,395,389

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2011

COLOMBIA—4.34%
Colombia (Republic of)
7.38%, 01/27/17	35,167,000	42,639,987
7.38%, 03/18/19	28,842,000	35,691,975
7.38%, 09/18/37	32,131,000	40,404,733

		118,736,695
CROATIA—1.99%
Croatia (Government of)
6.38%, 03/24/21(b)	7,500,000	7,736,250
6.63%, 07/14/20(b)	10,165,000	10,764,735
6.75%, 11/05/19(b)	6,330,000	6,788,925
6.75%, 11/05/19(e)	27,288,000	29,276,122

		54,566,032
EGYPT—0.48%
Egypt (Republic of)
5.75%, 04/29/20(b)	13,260,000	13,077,675

		13,077,675
EL SALVADOR—0.50%
El Salvador (Republic of)
7.65%, 06/15/35(b)	13,156,000	13,583,570

		13,583,570
HUNGARY—2.69%
Hungary (Republic of)
4.75%, 02/03/15	12,144,000	12,477,960
6.25%, 01/29/20	25,553,000	27,086,180
7.63%, 03/29/41	31,372,000	33,997,836

		73,561,976
INDONESIA—4.89%
Indonesia (Republic of)
4.88%, 05/05/21(b)	5,020,000	5,095,451
6.63%, 02/17/37(b)	49,082,000	54,603,725
6.88%, 01/17/18(b)	64,055,000	74,060,391

		133,759,567
IRAQ—1.14%
Iraq (Republic of)
5.80%, 01/15/28(b)	33,915,000	31,159,406

		31,159,406
IVORY COAST—0.59%
Ivory Coast (Republic of)
2.50%, 12/31/32(b)(c)(f)	30,107,000	16,031,978

		16,031,978
LEBANON—2.71%
Lebanon (Republic of)
6.38%, 03/09/20	3,948,000	4,017,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2011

9.00%, 03/20/17	60,258,000	70,200,570

		74,217,660
LITHUANIA—2.11%
Lithuania (Republic of)
6.75%, 01/15/15(b)	25,300,000	28,177,875
7.38%, 02/11/20(b)	25,300,000	29,474,500

		57,652,375
MEXICO—5.54%
United Mexican States
5.63%, 01/15/17	45,034,000	50,595,699
5.88%, 02/17/14	28,842,000	31,913,673
6.05%, 01/11/40	10,626,000	11,290,125
6.75%, 09/27/34	49,841,000	57,815,560

		151,615,057
PANAMA—2.31%
Panama (Republic of)
6.70%, 01/26/36	26,565,000	30,881,812
7.25%, 03/15/15	27,577,000	32,237,513

		63,119,325
PERU—3.91%
Peru (Republic of)
6.55%, 03/14/37	65,527,000	72,407,335
7.13%, 03/30/19	29,095,000	34,623,050

		107,030,385
PHILIPPINE ISLANDS—5.54%
Philippines (Republic of the)
7.75%, 01/14/31	90,321,000	111,094,830
8.38%, 06/17/19	31,625,000	40,559,062

		151,653,892
POLAND—3.43%
Poland (Republic of)
5.00%, 10/19/15	34,408,000	37,014,406
5.13%, 04/21/21	8,534,000	8,790,020
6.38%, 07/15/19	42,072,000	47,909,490

		93,713,916
RUSSIA—7.10%
Russian Federation (The)
3.63%, 04/29/15(b)	25,200,000	25,704,000
5.00%, 04/29/20(b)	33,300,000	34,132,500
5.74%, 04/03/17	7,719,000	8,228,454
7.50%, 03/31/30(b)(c)	80,640,490	95,034,817
11.00%, 07/24/18(b)	5,000,000	7,087,500
12.75%, 06/24/28(b)	13,600,000	24,174,000

		194,361,271
SOUTH AFRICA—2.54%
South Africa (Republic of)
5.50%, 03/09/20	27,577,000	30,031,353

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2011

5.88%, 05/30/22	26,818,000	29,794,798
6.50%, 06/02/14	8,602,000	9,672,949

		69,499,100
SRI LANKA—0.47%
Sri Lanka (Government of)
6.25%, 10/04/20(b)	13,005,000	13,005,000

		13,005,000
TURKEY—7.83%
Turkey (Republic of)
6.88%, 03/17/36	93,872,000	103,306,136
7.25%, 03/15/15	97,152,000	110,899,008

		214,205,144
UKRAINE—1.82%
Ukraine (Government of)
6.58%, 11/21/16(b)	9,979,000	10,088,769
7.75%, 09/23/20(b)	38,690,000	39,657,250

		49,746,019
URUGUAY—2.13%
Uruguay (Republic of)
7.63%, 03/21/36	47,311,000	58,310,808

		58,310,808
VENEZUELA—3.26%
Venezuela (Republic of)
5.75%, 02/26/16(b)	57,937,000	43,018,222
7.75%, 10/13/19(b)	22,011,000	15,044,519
8.25%, 10/13/24(b)	10,879,000	6,962,560
9.25%, 09/15/27	33,902,000	24,070,420

		89,095,721
VIETNAM—0.50%
Vietnam (Republic of)
6.75%, 01/29/20(b)	13,052,000	13,639,340

		13,639,340

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $2,102,236,555)		2,176,098,404
U.S. GOVERNMENT OBLIGATIONS—0.82%
UNITED STATES—0.82%
U.S. Treasury Notes
3.00%, 09/30/16	357,000	378,950
3.25%, 06/30/16	20,533,000	22,087,409

		22,466,359

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $21,266,736)		22,466,359

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.50%

MONEY MARKET FUNDS—1.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(g)(h)	41,143,206	41,143,206

		41,143,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,143,206)		41,143,206

TOTAL INVESTMENTS IN SECURITIES—98.68%
(Cost: $2,607,112,646)		2,699,781,226
Other Assets, Less Liabilities—1.32%		36,001,947

NET ASSETS—100.00%		$2,735,783,173

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Issuer is in default of interest payments.
(g)	Affiliated issuer. See Note 2.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.94%

CALIFORNIA—97.94%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	$250,000	$216,098
0.00%, 10/01/17 (AMBAC)	70,000	50,275
4.75%, 10/01/25 (NPFGC)	500,000	495,355
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34 (AGM)	400,000	400,220
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37 (NPFGC)	625,000	570,275
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (NPFGC-FGIC)	1,105,000	1,147,299
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28	500,000	520,005
5.00%, 04/01/39	650,000	651,820
5.50%, 04/01/43 (PR 04/01/18)	2,100,000	2,178,435
Series F
5.00%, 04/01/24	635,000	688,251
5.00%, 04/01/31	2,550,000	2,592,272
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	500,000	609,225
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,075,000	1,288,592
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500,000	599,345
5.25%, 07/01/19 (PR 07/01/13) (AGM)	300,000	329,364
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.13%, 05/01/19 (PR 05/01/12)	1,000,000	1,054,460
5.38%, 05/01/17 (PR 05/01/12) (XLCA)	2,000,000	2,113,500
5.38%, 05/01/18 (PR 05/01/12) (AMBAC)	2,500,000	2,641,875
5.38%, 05/01/22 (PR 05/01/12)	630,000	665,752
5.50%, 05/01/12	1,245,000	1,305,121
5.50%, 05/01/14 (PR 05/01/12) (AMBAC)	2,385,000	2,523,068
5.50%, 05/01/15 (PR 05/01/12) (AMBAC)	1,000,000	1,057,890
6.00%, 05/01/13 (PR 05/01/12)	550,000	584,353
Series H
5.00%, 05/01/22 (AGM)	1,150,000	1,283,848
Series K
5.00%, 05/01/18	1,500,000	1,766,085
Series L
4.00%, 05/01/15	125,000	138,453
5.00%, 05/01/17	1,000,000	1,176,430
5.00%, 05/01/19	1,550,000	1,825,993
5.00%, 05/01/22	1,500,000	1,718,490
Series M
4.00%, 05/01/16	1,000,000	1,119,770
4.00%, 05/01/19	1,000,000	1,105,150
5.00%, 05/01/13	500,000	542,805
California State Department of Water Resources RB Water Revenue
Series AE

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 12/01/25	500,000	545,300
5.00%, 12/01/26	500,000	541,690
Series AG
5.00%, 12/01/26	500,000	552,410
California State Public Works Board RB Lease Abatement
5.00%, 01/01/19 (AMBAC)	500,000	524,145
5.00%, 12/01/19 (AMBAC)	270,000	283,103
5.00%, 01/01/21	600,000	615,522
5.00%, 12/01/27 (AMBAC)	1,430,000	1,389,331
5.25%, 06/01/30	250,000	242,403
Series E
5.00%, 04/01/34	350,000	340,683
Series G-1
5.25%, 10/01/23	105,000	108,316
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29	250,000	241,088
Series C
5.25%, 06/01/28	300,000	295,692
California State University RB College & University Revenue
Series A
5.00%, 11/01/22 (AMBAC)	635,000	656,507
5.00%, 11/01/30 (AMBAC)	535,000	530,383
5.00%, 11/01/33 (AGM)	1,385,000	1,346,732
5.25%, 11/01/34	250,000	251,275
Series C
5.00%, 11/01/38 (NPFGC)	400,000	383,852
California Statewide Communities Development Authority RB Miscellaneous Revenue
5.00%, 06/15/13	3,700,000	3,961,627
Chabot-Las Positas Community College District GO
5.00%, 08/01/29 (AMBAC)	250,000	254,193
5.00%, 08/01/31 (AMBAC)	700,000	703,430
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33 (AMBAC)	280,000	281,207
5.00%, 11/01/38 (AMBAC)	250,000	245,233
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	400,000	399,972
City & County of San Francisco GO Series 2008
2.85%, 06/15/12	500,000	512,420
City of Los Angeles RB Sewer Revenue
Series A
4.75%, 06/01/35 (NPFGC)	1,000,000	987,310
5.00%, 06/01/16	200,000	232,342
5.00%, 06/01/39	500,000	506,245
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (AMBAC)	240,000	218,340
Series D
5.00%, 03/01/28 (NPFGC)	550,000	539,561
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	550,000	564,240
City of Vista COP Lease Abatement
5.00%, 05/01/37 (NPFGC)	750,000	678,382

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	250,000	238,218
Series C
6.00%, 07/01/41 (PR 07/01/18)	500,000	520,420
Desert Community College District GO
Series C
5.00%, 08/01/37 (AGM)	500,000	499,240
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35 (NPFGC)	850,000	853,357
5.00%, 06/01/37 (NPFGC-FGIC)	1,025,000	1,052,767
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	380,000	403,587
5.00%, 07/01/33	650,000	653,438
5.00%, 07/01/35	580,000	579,171
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31 (AMBAC)	900,000	888,201
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
5.75%, 01/15/40	2,000,000	1,671,160
Series A
0.00%, 01/01/25 (AMBAC)	800,000	474,672
0.00%, 01/01/26	400,000	226,760
Grossmont Union High School District GO
5.00%, 08/01/33	430,000	432,283
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	455,000	456,379
Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (NPFGC-FGIC)	500,000	515,745
5.00%, 08/01/32 (NPFGC-FGIC)	2,100,000	2,116,485
5.50%, 08/01/20 (PR 08/01/11) (NPFGC)	1,425,000	1,437,483
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	230,000	242,333
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/35 (AMBAC)	600,000	610,158
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (NPFGC-FGIC)	500,000	480,660
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/27	735,000	776,248
5.00%, 05/15/40	3,000,000	2,972,730
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12 (NPFGC)	695,000	730,382
Series A-1
5.00%, 07/01/17 (AMBAC)	200,000	235,658
5.00%, 07/01/37 (AMBAC)	1,950,000	1,971,313
5.00%, 07/01/39 (AMBAC)	650,000	656,760
5.25%, 07/01/38	1,200,000	1,239,324
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.13%, 07/01/41 (PR 07/01/11)	1,000,000	1,000,170

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series A-2
5.00%, 07/01/35 (AMBAC)	850,000	860,225
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	30,000	30,992
5.00%, 09/01/25	500,000	507,250
Los Angeles Unified School District GO
Series A
5.25%, 07/01/20 (PR 07/01/13) (AGM)	1,900,000	2,088,898
5.50%, 07/01/15 (PR 07/01/13) (NPFGC)	750,000	828,450
Series A-1
4.50%, 07/01/22 (AGM)	500,000	518,975
4.50%, 07/01/25 (NPFGC)	860,000	855,089
4.50%, 01/01/28 (NPFGC)	3,275,000	3,123,728
5.00%, 07/01/20 (FGIC)	1,225,000	1,337,969
5.00%, 07/01/21 (FGIC)	900,000	977,553
Series B
4.75%, 07/01/19 (AGM)	1,250,000	1,359,837
5.00%, 07/01/23 (FGIC)	500,000	529,790
Series C
5.00%, 07/01/32 (AGM)	100,000	101,198
Series F
5.00%, 01/01/34	80,000	80,207
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	500,000	590,365
Series A
5.00%, 07/01/35 (AGM)	700,000	712,376
Series B
5.00%, 07/01/21	720,000	818,395
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (AGM)	500,000	225,690
Newport Mesa Unified School District GO
0.00%, 08/01/38	500,000	86,355
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	500,000	511,145
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	885,000	903,930
Peralta Community College District GO
Series C
5.00%, 08/01/39	275,000	259,911
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40	500,000	69,525
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47 (PR 05/01/17) (AMBAC)	125,000	112,154
Riverside County Palm Desert Financing Authority RB Lease Abatement
Series A
6.00%, 05/01/22	195,000	212,092
Sacramento Area Flood Control Agency Special Assessment
5.63%, 10/01/37 (BHAC)	750,000	801,187
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	550,000	535,601

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14) (AMBAC)	600,000	687,096
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/33 (NPFGC)	1,000,000	989,350
Series U
5.00%, 08/15/16 (AGM)	200,000	231,930
5.00%, 08/15/22 (AGM)	765,000	832,756
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	1,000,000	1,110,640
Series C
5.00%, 08/01/31 (AGM)	75,000	75,368
San Diego Community College District GO
5.00%, 08/01/30 (AGM)	550,000	560,181
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (AGM)	1,100,000	1,117,300
5.00%, 05/01/38 (AGM)	650,000	654,127
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	500,000	509,755
Series B
5.00%, 05/15/14	1,200,000	1,330,092
5.00%, 05/15/22	450,000	500,045
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	1,000,000	1,044,020
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	400,000	407,640
San Diego Unified School District GO
0.00%, 07/01/38	500,000	84,350
0.00%, 07/01/45	1,000,000	102,710
Series F-1
4.50%, 07/01/29 (AGM)	1,700,000	1,656,803
5.25%, 07/01/28 (AGM)	450,000	488,790
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
5.13%, 07/01/36 (PR 07/01/11) (AMBAC)	1,000,000	1,004,010
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue Issue 32F, Second Series
5.25%, 05/01/19 (NPFGC-FGIC)	400,000	455,556
Series A
4.90%, 05/01/29	1,000,000	1,003,660
Series F
5.00%, 05/01/35	800,000	788,984
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.50%, 11/01/31 (AGM)	1,000,000	963,720
Series B
5.00%, 11/01/39	1,000,000	1,013,670
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	170,000	134,360
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/32 (AMBAC)	500,000	495,510

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

San Jose Redevelopment Agency TA Tax Increment/Allocation Revenue
Series C
5.00%, 08/01/25 (NPFGC)	685,000	585,065
Series D
5.00%, 08/01/20 (AMBAC)	220,000	206,859
5.00%, 08/01/21 (AMBAC)	480,000	440,731
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	400,000	408,296
5.00%, 09/01/38	550,000	554,505
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34 (NPFGC)	495,000	480,833
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	750,000	716,902
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (AMBAC)	1,150,000	1,186,880
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500,000	443,645
5.00%, 07/01/30	500,000	521,105
6.00%, 07/01/27	195,000	215,803
Series A
5.50%, 01/01/14 (AGM)	300,000	331,257
State of California GO
3.50%, 03/01/17	100,000	106,832
4.00%, 11/01/13	750,000	799,867
4.50%, 08/01/26	1,800,000	1,740,294
4.50%, 08/01/30	505,000	462,343
5.00%, 09/01/12	900,000	946,980
5.00%, 02/01/13	225,000	239,645
5.00%, 03/01/13	500,000	534,005
5.00%, 04/01/15	1,500,000	1,683,210
5.00%, 03/01/16	370,000	422,285
5.00%, 11/01/16	365,000	421,265
5.00%, 03/01/17	900,000	989,964
5.00%, 04/01/17	650,000	748,072
5.00%, 06/01/17 (XLCA)	500,000	576,315
5.00%, 03/01/18	750,000	814,980
5.00%, 05/01/18	600,000	653,232
5.00%, 06/01/18 (NPFGC)	560,000	633,422
5.00%, 08/01/18	550,000	617,083
5.00%, 06/01/19 (NPFGC)	350,000	387,993
5.00%, 08/01/19	1,050,000	1,156,291
5.00%, 10/01/20	400,000	432,012
5.00%, 12/01/20	500,000	540,790
5.00%, 11/01/21	900,000	972,981
5.00%, 03/01/22 (AMBAC)	550,000	576,736
5.00%, 06/01/22 (AMBAC)	1,500,000	1,597,170
5.00%, 08/01/22	500,000	530,385
5.00%, 03/01/23	625,000	654,150
5.00%, 08/01/24	750,000	777,180
5.00%, 03/01/25	750,000	780,127
5.00%, 12/01/26	1,250,000	1,277,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 03/01/27	300,000	308,760
5.00%, 09/01/27	500,000	509,435
5.00%, 06/01/29 (AMBAC)	500,000	503,315
5.00%, 10/01/29	750,000	760,050
5.00%, 06/01/32	2,620,000	2,609,887
5.00%, 02/01/33 (PR 02/01/14)	2,395,000	2,675,047
5.00%, 09/01/35	1,350,000	1,312,915
5.00%, 06/01/37	800,000	772,904
5.00%, 11/01/37	1,000,000	965,830
5.00%, 12/01/37	885,000	854,760
5.00%, 04/01/38	500,000	482,080
5.13%, 11/01/11	1,000,000	1,017,990
5.25%, 10/01/29	2,175,000	2,244,448
5.25%, 04/01/32 (PR 04/01/12)	835,000	870,237
5.25%, 04/01/34 (PR 04/01/14)	1,200,000	1,357,068
5.25%, 03/01/38	2,915,000	2,906,430
5.50%, 11/01/39	2,600,000	2,663,180
5.50%, 03/01/40	1,500,000	1,538,610
5.75%, 04/01/29	1,000,000	1,065,380
5.75%, 04/01/31	1,000,000	1,071,460
6.00%, 03/01/33	515,000	560,222
6.00%, 04/01/38	1,250,000	1,331,762
Series 2
5.00%, 09/01/29 (AMBAC)	590,000	594,915
Series A
4.00%, 07/01/16	50,000	55,052
4.40%, 07/01/18	390,000	438,118
5.00%, 07/01/11	725,000	727,661
5.00%, 07/01/12 (NPFGC)	945,000	989,809
5.00%, 07/01/16	500,000	575,155
5.00%, 07/01/17	550,000	551,749
5.00%, 07/01/18	1,425,000	1,660,453
5.00%, 07/01/19	825,000	962,932
5.00%, 07/01/20	1,000,000	1,147,230
5.00%, 07/01/22	2,240,000	2,407,037
5.25%, 07/01/14	550,000	617,578
5.25%, 07/01/14 (NPFGC-FGIC)	1,345,000	1,510,260
5.25%, 07/01/21	125,000	143,698
Series B
5.00%, 07/01/23	1,215,000	1,346,147
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	500,000	471,710
University of California RB College & University Revenue
Series B
5.25%, 05/15/23 (AMBAC)	400,000	423,776
Series J
4.50%, 05/15/35 (AGM)	3,050,000	2,755,522
University of California RB Health, Hospital, Nursing Home Revenue
Series A
4.50%, 05/15/37 (NPFGC)	1,000,000	868,210
Vacaville Unified School District GO
5.00%, 08/01/25 (AMBAC)	380,000	393,422
West Contra Costa Unified School District GO
Series B

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.63%, 08/01/35 (BHAC)	195,000	206,097
William S Hart Union High School District GO
Series A
0.00%, 08/01/33	450,000	97,916
Yosemite Community College District GO
Series C
5.00%, 08/01/28 (AGM)	645,000	670,136
5.00%, 08/01/32 (AGM)	500,000	504,460
Yuba Community College District GO
Series A
5.00%, 08/01/22 (AMBAC)	430,000	454,910

		192,230,145

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $188,130,008)		192,230,145
Security	Shares	Value

SHORT-TERM INVESTMENTS—0.62%

MONEY MARKET FUNDS—0.62%
BlackRock Liquidity Funds - California Money Fund, Institutional Shares
0.11%(a)(b)	1,223,410	1,223,410

		1,223,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,223,410)		1,223,410

TOTAL INVESTMENTS IN SECURITIES—98.56%
(Cost: $189,353,418)		193,453,555
Other Assets, Less Liabilities—1.44%		2,823,073

NET ASSETS—100.00%		$196,276,628

COP	- Certificates of Participation
GO	- General Obligation
PR	- Prerefunded
RB	- Revenue Bond
TA	- Tax Allocation

Insured by:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.08%

ALABAMA—0.33%
Alabama Public School & College Authority RB Sales Tax Revenue
5.00%, 12/01/11	$2,545,000	$2,605,138
Series A
5.00%, 05/01/14	1,000,000	1,116,840
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37 (AMBAC)	500,000	465,835
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/43 (PR 01/01/13) (NPFGC)	2,525,000	2,706,876

		6,894,689
ALASKA—0.02%
City of Anchorage GO
Series B
5.25%, 12/01/16 (AMBAC)	300,000	358,443

		358,443
ARIZONA—1.54%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17 (PR 03/01/13) (NPFGC)	3,500,000	3,789,275
Series A-1
5.00%, 09/01/17 (NPFGC-FGIC)	245,000	263,392
Arizona School Facilities Board COP Lease non-Terminable
5.13%, 09/01/21	1,000,000	1,063,210
5.25%, 09/01/23	1,465,000	1,535,921
5.75%, 09/01/19	1,200,000	1,352,424
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	850,000	1,002,617
5.00%, 07/01/24	685,000	761,878
5.25%, 07/01/20	480,000	568,344
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	600,000	641,496
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	1,700,000	1,612,654
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	370,000	399,237
5.00%, 07/01/15 (NPFGC-FGIC)	3,250,000	3,249,870
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	800,000	826,824
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25 (NPFGC)	1,800,000	1,857,870
5.00%, 07/01/19 (NPFGC)	500,000	548,190
Pima County Industrial Development Authority RB Lease Appropriation
4.75%, 09/01/30	295,000	285,929
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/12	500,000	513,925

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 01/01/27	1,800,000	1,924,704
5.00%, 01/01/38	8,265,000	8,483,692
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18 (AGM)	200,000	220,744
5.00%, 10/01/29 (AGM)	1,000,000	997,550
5.25%, 10/01/20 (AGM)	355,000	392,577

		32,292,323
CALIFORNIA—23.17%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	250,000	216,098
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32 (AGM)	3,040,000	650,378
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (NPFGC-FGIC)	3,500,000	3,626,750
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28	1,425,000	1,482,014
5.13%, 04/01/39	825,000	834,331
5.63%, 04/01/19	295,000	309,340
Series F
5.00%, 04/01/17	150,000	171,560
5.00%, 04/01/21	250,000	274,583
5.00%, 04/01/23	275,000	300,438
5.00%, 04/01/25	2,000,000	2,149,040
5.00%, 04/01/26	1,200,000	1,277,760
5.00%, 04/01/31	3,100,000	3,146,283
Series S-2
5.00%, 10/01/20	1,010,000	988,032
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39	120,000	136,938
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	2,000,000	2,436,900
5.00%, 07/01/24 (FGIC)	2,500,000	3,045,275
5.00%, 07/01/29 (PR 01/01/28) (FGIC)	3,600,000	4,315,284
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,000,000	1,198,690
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	470,000	573,142
5.25%, 07/01/21 (PR 07/01/13) (AGM)	850,000	933,198
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/12 (NPFGC-FGIC)	200,000	206,264
5.00%, 02/01/13 (NPFGC-FGIC)	185,000	198,289
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.25%, 05/01/20 (PR 05/01/12) (NPFGC)	3,100,000	3,272,360
5.38%, 05/01/17 (PR 05/01/12) (XLCA)	1,500,000	1,585,125
5.38%, 05/01/18 (PR 05/01/12) (AMBAC)	1,000,000	1,056,750
5.38%, 05/01/22 (PR 05/01/12)	500,000	528,375
5.50%, 05/01/14 (PR 05/01/12) (AMBAC)	2,400,000	2,538,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.50%, 05/01/15 (PR 05/01/12) (AMBAC)	7,385,000	7,812,518
5.75%, 05/01/17 (PR 05/01/12)	12,675,000	13,437,781
6.00%, 05/01/14 (PR 05/01/12)	500,000	531,230
Series H
5.00%, 05/01/22	5,000,000	5,581,950
Series K
5.00%, 05/01/18	2,040,000	2,401,876
Series L
4.00%, 05/01/15	100,000	110,762
5.00%, 05/01/12	1,030,000	1,075,032
5.00%, 05/01/17	520,000	611,744
5.00%, 05/01/18	1,100,000	1,295,129
5.00%, 05/01/19	450,000	530,127
5.00%, 05/01/20	2,500,000	2,945,750
5.00%, 05/01/22	2,680,000	3,070,369
Series M
4.00%, 05/01/16	1,500,000	1,679,655
4.00%, 05/01/19	500,000	552,575
5.00%, 05/01/15	1,000,000	1,146,610
California State Department of Water Resources RB Water Revenue
5.00%, 05/01/21	1,000,000	1,123,860
5.00%, 05/01/22	2,525,000	2,818,885
Series AE
5.00%, 12/01/24	500,000	550,545
5.00%, 12/01/27	500,000	538,485
5.00%, 12/01/28	695,000	744,074
Series G-4
5.00%, 05/01/16	1,250,000	1,460,087
California State Public Works Board RB Lease Abatement
5.00%, 12/01/19 (AMBAC)	20,000	20,971
5.25%, 01/01/16 (AMBAC)	1,350,000	1,488,861
5.25%, 06/01/30	2,400,000	2,327,064
6.25%, 04/01/34	3,000,000	3,131,670
Series A-1
6.00%, 03/01/35	1,000,000	1,027,970
Series G-1
5.75%, 10/01/30	2,775,000	2,826,199
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29	1,000,000	964,350
Series C
5.25%, 06/01/28	2,725,000	2,685,869
California State University RB College & University Revenue
Series A
5.00%, 11/01/30 (AMBAC)	1,365,000	1,353,220
5.25%, 11/01/34	500,000	502,550
5.25%, 11/01/38	2,500,000	2,489,075
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	250,000	262,673
5.00%, 06/15/13	6,450,000	6,906,079
Chabot-Las Positas Community College District GO
5.00%, 08/01/31 (AMBAC)	5,145,000	5,170,210
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	500,000	499,965
City & County of San Francisco GO Series 2008

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

2.85%, 06/15/12	1,000,000	1,024,840
City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32 (AGM)	3,550,000	3,593,665
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/34 (NPFGC)	4,000,000	4,050,560
5.00%, 06/01/39	500,000	506,245
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (AMBAC)	1,390,000	1,264,552
Series D
5.00%, 03/01/28 (NPFGC)	1,000,000	981,020
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	1,165,000	1,195,162
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	2,000,000	1,905,740
Series B
5.75%, 07/01/39	1,250,000	1,281,312
Series C
6.00%, 07/01/18	1,705,000	1,774,632
County of Solano COP Lease Abatement
5.00%, 11/01/32 (PR 11/01/12) (NPFGC)	1,500,000	1,597,740
Desert Community College District GO
Series C
5.00%, 08/01/37 (AGM)	1,620,000	1,617,538
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35 (NPFGC)	1,100,000	1,104,345
5.00%, 06/01/37 (NPFGC-FGIC)	275,000	282,450
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35	500,000	499,285
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/40	1,000,000	1,022,340
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
5.75%, 01/15/40	3,000,000	2,506,740
Series A
0.00%, 01/01/20	235,000	185,732
Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (NPFGC-FGIC)	2,000,000	2,062,980
5.00%, 08/01/32 (NPFGC-FGIC)	700,000	705,495
6.00%, 08/01/33	1,000,000	1,096,480
Series F-1
5.00%, 08/01/33	1,000,000	1,007,720
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	2,000,000	2,107,240
5.13%, 08/15/22	1,050,000	1,090,855
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14	665,000	746,855

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 07/01/15	900,000	1,034,712
5.00%, 07/01/17	300,000	353,487
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (NPFGC-FGIC)	1,500,000	1,441,980
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/40	3,700,000	3,666,367
5.25%, 05/15/33	1,000,000	1,033,160
Series A
5.25%, 05/15/39	1,000,000	1,014,910
Series B
5.00%, 05/15/40	3,000,000	2,950,320
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/30	1,400,000	1,417,612
Series A-1
5.25%, 07/01/38	7,025,000	7,255,209
Series B
5.25%, 07/01/24	1,645,000	1,819,271
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.13%, 07/01/11	1,000,000	1,000,170
Series A-1
5.00%, 07/01/38 (AMBAC)	1,800,000	1,818,720
Series A-2
5.00%, 07/01/17 (AMBAC)	1,200,000	1,203,696
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37 (NPFGC-FGIC)	295,000	262,981
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13 (NPFGC)	875,000	948,876
5.00%, 07/01/22 (PR 07/01/13) (AGM)	1,500,000	1,641,360
5.00%, 07/01/24 (PR 07/01/13) (AGM)	1,000,000	1,094,240
5.00%, 01/01/28 (PR 07/01/13) (NPFGC)	1,050,000	1,148,952
5.25%, 07/01/14 (NPFGC)	900,000	977,976
5.25%, 07/01/20 (PR 07/01/13) (AGM)	1,500,000	1,649,130
Series A-1
4.50%, 07/01/22 (AGM)	2,700,000	2,802,465
4.50%, 07/01/25 (NPFGC)	2,900,000	2,883,441
Series B
5.00%, 07/01/16 (AGM)	600,000	695,076
5.00%, 07/01/22 (FGIC)	200,000	213,872
5.00%, 07/01/23 (FGIC)	500,000	529,790
Series D
5.00%, 01/01/34	250,000	250,648
5.20%, 07/01/29	1,000,000	1,040,080
Series E
4.75%, 07/01/32 (AGM)	6,300,000	6,127,947
5.13%, 07/01/22 (PR 07/01/12) (NPFGC)	500,000	526,015
5.13%, 01/01/27 (PR 07/01/12) (NPFGC)	2,500,000	2,630,075
Series I
5.00%, 07/01/27	3,000,000	3,119,160
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19 (AGM)	300,000	339,066

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	2,500,000	2,951,825
Series C
5.00%, 07/01/35	2,400,000	2,451,696
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	500,000	518,915
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (AGM)	1,500,000	677,070
Newport Mesa Unified School District GO
0.00%, 08/01/38	500,000	86,355
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16 (NPFGC)	1,000,000	1,141,960
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	500,000	511,145
Peralta Community College District GO
Series C
5.00%, 08/01/39	500,000	472,565
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/17 (AMBAC)	625,000	560,769
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	440,000	428,481
Series A
4.75%, 05/01/23 (AMBAC)	180,000	170,870
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27 (AGM)	3,875,000	4,000,085
San Diego Community College District GO
5.00%, 08/01/30 (AGM)	900,000	916,659
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (AGM)	3,800,000	3,859,774
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	1,000,000	1,019,510
Series B
5.00%, 05/15/22	2,000,000	2,222,420
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	700,000	730,814
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	1,500,000	1,528,650
San Diego Unified School District GO
Series D-2
4.75%, 07/01/27 (AGM)	5,995,000	6,067,420
Series F-1
4.50%, 07/01/29 (AGM)	1,200,000	1,169,508
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	1,400,000	1,457,120
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
5.13%, 07/01/36 (PR 07/01/11) (AMBAC)	1,000,000	1,004,010

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Series A
4.90%, 05/01/29	1,000,000	1,003,660
Series E
6.00%, 05/01/39	4,000,000	4,282,960
Series F
5.00%, 05/01/35	500,000	493,115
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.75%, 11/01/36 (AGM)	2,000,000	1,917,320
Series B
5.00%, 11/01/39	1,000,000	1,013,670
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/27 (AMBAC)	1,000,000	1,003,480
San Jose Redevelopment Agency TA Tax Increment/Allocation Revenue
Series C
5.00%, 08/01/25 (NPFGC)	1,000,000	854,110
Series D
5.00%, 08/01/16	100,000	98,431
5.00%, 08/01/21 (AMBAC)	995,000	913,599
5.00%, 08/01/23 (AMBAC)	1,500,000	1,325,370
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	3,750,000	3,827,775
5.00%, 09/01/38	1,700,000	1,713,923
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33	750,000	730,373
Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36	500,000	495,865
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (AMBAC)	1,400,000	1,444,898
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500,000	443,645
5.00%, 07/01/18	1,500,000	1,736,745
5.00%, 07/01/22	2,000,000	2,239,080
5.00%, 07/01/30	1,500,000	1,563,315
6.75%, 07/01/13	1,200,000	1,332,864
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13) (AMBAC)	175,000	191,377
State of California GO
3.50%, 10/01/17	1,000,000	1,066,550
4.00%, 11/01/13	1,000,000	1,066,490
4.00%, 09/01/14 (NPFGC)	500,000	539,830
4.00%, 08/01/15	200,000	217,960
4.50%, 08/01/26	1,650,000	1,595,269
4.50%, 08/01/27	2,000,000	1,919,900
4.50%, 08/01/30	3,000,000	2,746,590
5.00%, 02/01/12	710,000	729,603
5.00%, 03/01/12	3,085,000	3,181,097
5.00%, 05/01/12	865,000	898,129
5.00%, 09/01/12	230,000	242,006

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 11/01/12	500,000	529,395
5.00%, 03/01/13	1,610,000	1,719,496
5.00%, 05/01/13	300,000	322,110
5.00%, 03/01/14	1,600,000	1,755,328
5.00%, 03/01/14 (NPFGC-FGIC)	165,000	181,018
5.00%, 05/01/14	1,125,000	1,239,660
5.00%, 08/01/14	660,000	731,920
5.00%, 04/01/15	1,500,000	1,683,210
5.00%, 11/01/15	1,500,000	1,704,255
5.00%, 12/01/15	380,000	423,249
5.00%, 03/01/16	2,845,000	3,247,027
5.00%, 04/01/16	600,000	685,788
5.00%, 05/01/16	300,000	334,902
5.00%, 08/01/16	200,000	229,912
5.00%, 11/01/16 (AMBAC)	345,000	398,182
5.00%, 12/01/16	200,000	231,136
5.00%, 03/01/17	4,600,000	5,059,816
5.00%, 04/01/17	725,000	834,388
5.00%, 05/01/17	550,000	606,480
5.00%, 06/01/17	7,250,000	8,004,217
5.00%, 06/01/17 (XLCA)	400,000	461,052
5.00%, 04/01/18	2,650,000	3,048,957
5.00%, 05/01/18	4,120,000	4,485,526
5.00%, 06/01/18 (NPFGC)	1,000,000	1,131,110
5.00%, 08/01/18	295,000	330,981
5.00%, 03/01/19	6,125,000	6,564,897
5.00%, 04/01/19	700,000	786,947
5.00%, 12/01/20	500,000	540,790
5.00%, 03/01/21	1,300,000	1,391,104
5.00%, 08/01/21	400,000	429,560
5.00%, 10/01/21	1,790,000	1,973,690
5.00%, 11/01/21	250,000	270,273
5.00%, 08/01/22	320,000	339,446
5.00%, 12/01/22	250,000	266,053
5.00%, 06/01/23 (AMBAC)	1,000,000	1,037,950
5.00%, 08/01/23	340,000	355,596
5.00%, 10/01/23	500,000	500,335
5.00%, 08/01/24	750,000	777,180
5.00%, 04/01/25	1,050,000	1,084,272
5.00%, 08/01/25	2,850,000	2,929,002
5.00%, 12/01/26	1,250,000	1,277,712
5.00%, 06/01/27 (NPFGC-FGIC)	2,000,000	2,042,580
5.00%, 03/01/28	1,250,000	1,266,237
5.00%, 08/01/28	250,000	254,655
5.00%, 10/01/29	13,185,000	13,361,679
5.00%, 04/01/31 (PR 04/01/14) (AMBAC)	1,450,000	1,629,611
5.00%, 02/01/32	1,000,000	996,100
5.00%, 06/01/32	3,020,000	3,008,343
5.00%, 11/01/32	2,995,000	2,983,170
5.00%, 06/01/37	5,250,000	5,072,182
5.00%, 11/01/37	6,100,000	5,891,563
5.00%, 12/01/37	4,815,000	4,650,471
5.00%, 04/01/38	1,835,000	1,769,234
5.13%, 03/01/25	560,000	582,126
5.13%, 02/01/28 (PR 02/01/14)	200,000	224,160

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.13%, 06/01/31 (PR 06/01/11)	675,000	675,000
5.13%, 04/01/33	2,975,000	2,975,982
5.25%, 02/01/14	175,000	189,424
5.25%, 10/01/20	1,160,000	1,320,857
5.25%, 10/01/29	3,400,000	3,508,562
5.25%, 03/01/38	5,750,000	5,733,095
5.50%, 04/01/19	155,000	182,137
5.50%, 08/01/30	485,000	504,158
5.50%, 11/01/39	1,490,000	1,526,207
5.50%, 03/01/40	500,000	512,870
5.75%, 04/01/27	1,000,000	1,076,900
5.75%, 04/01/28	1,700,000	1,819,170
5.75%, 04/01/31	2,200,000	2,357,212
6.00%, 03/01/33	1,000,000	1,087,810
6.00%, 04/01/38	18,450,000	19,656,814
6.00%, 11/01/39	7,500,000	8,020,350
6.50%, 04/01/33	750,000	837,038
Series A
4.25%, 07/01/17	1,890,000	2,114,589
5.00%, 07/01/11 (NPFGC)	1,000,000	1,003,990
5.00%, 07/01/15 (NPFGC)	100,000	110,093
5.00%, 07/01/17	625,000	726,631
5.00%, 07/01/18	3,950,000	4,602,658
5.00%, 07/01/20	4,930,000	5,655,844
5.00%, 07/01/22	6,515,000	7,000,824
5.25%, 07/01/12	1,635,000	1,715,507
5.25%, 07/01/13 (NPFGC)	3,890,000	4,253,291
5.25%, 07/01/14	670,000	754,655
5.25%, 07/01/14 (NPFGC-FGIC)	2,500,000	2,807,175
Series B
5.00%, 07/01/23	1,800,000	1,994,292
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	2,000,000	1,886,840
University of California RB College & University Revenue
Series D
5.00%, 05/15/17 (NPFGC-FGIC)	250,000	249,223
5.00%, 05/15/37 (NPFGC-FGIC)	1,885,000	1,890,730
Series G
4.75%, 05/15/35 (NPFGC-FGIC)	460,000	433,624
Series J
4.50%, 05/15/26 (AGM)	1,500,000	1,524,615
4.50%, 05/15/31 (AGM)	2,000,000	1,903,720
4.50%, 05/15/35 (AGM)	1,220,000	1,102,209
5.00%, 05/15/14 (NPFGC)	150,000	167,910
Series Q
5.00%, 05/15/21	300,000	337,404
University of California RB Health, Hospital, Nursing Home Revenue
Series A
4.75%, 05/15/31 (NPFGC)	1,250,000	1,209,262
Yosemite Community College District GO
Series C
5.00%, 08/01/28 (AGM)	1,000,000	1,038,970

		486,110,485
COLORADO—1.03%

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

City & County of Denver RB Port Airport & Marina Revenue
Series A
5.25%, 11/15/36	200,000	203,132
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39 (AMBAC)	1,000,000	1,016,910
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15 (NPFGC-FGIC)	7,670,000	8,930,488
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23 (NPFGC-FGIC)	540,000	664,248
E-470 Public Highway Authority RB Highway Revenue Tolls
0.00%, 09/01/40	850,000	95,106
Series B
0.00%, 09/01/16 (NPFGC)	765,000	589,165
0.00%, 09/01/19 (NPFGC)	435,000	267,099
0.00%, 09/01/20 (NPFGC)	715,000	406,206
0.00%, 09/01/23 (NPFGC)	165,000	73,600
0.00%, 09/01/24 (NPFGC)	1,000,000	409,290
0.00%, 09/01/29 (NPFGC)	2,500,000	675,550
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	940,000	996,080
Series A
6.25%, 05/15/28	1,500,000	1,665,165
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	500,000	516,015
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34 (AGM)	5,275,000	5,082,410

		21,590,464
CONNECTICUT—0.82%
State of Connecticut GO
Series A
4.00%, 01/01/13	1,465,000	1,545,765
5.00%, 01/01/14	4,800,000	5,309,184
5.00%, 01/01/16	500,000	579,875
5.00%, 02/15/25	2,660,000	2,930,894
Series B
5.25%, 06/01/20 (AMBAC)	790,000	954,352
Series C
5.00%, 12/01/15	500,000	580,680
5.50%, 12/15/13	1,000,000	1,120,850
5.50%, 12/15/15	275,000	325,705
Series D
5.00%, 01/01/14	1,000,000	1,106,080
Series E
5.00%, 12/15/18	230,000	267,251
5.50%, 11/15/12	950,000	1,020,718
State of Connecticut ST
Series A
5.00%, 10/01/21 (PR 10/01/11) (AGM)	300,000	304,755
State of Connecticut ST Sales Tax Revenue
Series 1

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 02/01/19	1,000,000	1,173,710

		17,219,819
DISTRICT OF COLUMBIA—0.84%
District of Columbia GO
Series A
4.50%, 06/01/37 (NPFGC-FGIC)	3,600,000	3,295,656
Series C
5.00%, 06/01/16 (AGM)	1,000,000	1,167,620
District of Columbia RB College & University Revenue
5.25%, 04/01/34	1,000,000	1,060,440
Series A
4.50%, 04/01/17 (AMBAC)	1,100,000	977,647
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	1,000,000	1,102,930
5.00%, 12/01/26	500,000	546,970
5.00%, 12/01/31	500,000	528,185
Series C
5.00%, 12/01/12	400,000	427,464
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	1,370,000	1,457,831
Series B
5.00%, 12/01/25	400,000	438,912
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31 (NPFGC-FGIC)	2,000,000	1,842,220
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	1,000,000	1,065,660
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33 (NPFGC-FGIC)	920,000	923,754
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37	3,000,000	481,440
5.25%, 10/01/19	2,180,000	2,179,825
Washington Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30 (AMBAC)	200,000	181,906

		17,678,460
FLORIDA—3.79%
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21	1,000,000	1,053,400
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35 (PR 10/01/15) (AGM)	1,250,000	1,455,725
City of Jacksonville RB Sales Tax Revenue
5.00%, 10/01/31 (NPFGC)	1,260,000	1,261,121
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	1,750,000	1,768,813
County of Broward RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	1,560,000	1,607,939
County of Miami-Dade GO

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series B-1
5.63%, 07/01/38	1,000,000	1,038,060
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35 (NPFGC)	1,125,000	1,094,063
County of Miami-Dade RB Miscellaneous Taxes
Series A
0.00%, 10/01/24 (NPFGC)	375,000	164,576
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29	3,000,000	2,974,920
5.38%, 10/01/20	4,000,000	3,909,000
5.38%, 10/01/35	1,000,000	992,540
Series B
5.00%, 10/01/20	1,000,000	922,400
County of Miami-Dade RB Water Revenue
5.00%, 10/01/39 (AGM)	3,475,000	3,490,220
Series C
5.38%, 10/01/24	2,500,000	2,702,775
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	3,000,000	3,033,090
County of Seminole RB Water Revenue
5.00%, 10/01/31	3,600,000	3,638,340
5.00%, 10/01/36	2,620,000	2,612,350
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	5,530,000	5,787,366
5.00%, 07/01/16	1,280,000	1,420,544
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	450,000	453,267
5.25%, 10/01/21	180,000	195,658
Florida State Board of Education GO
Series 2008
5.00%, 06/01/22	1,500,000	1,697,265
Series A
5.00%, 01/01/15	325,000	366,964
5.00%, 06/01/34	1,000,000	1,034,750
Series C
5.00%, 06/01/25 (GTD)	1,455,000	1,542,431
Series D
5.00%, 06/01/21	1,000,000	1,154,830
5.00%, 06/01/37	1,500,000	1,539,180
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20	1,000,000	1,143,850
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500,000	1,626,645
Florida State Department of Transportation RB Highway Revenue Tolls
Series C
5.00%, 07/01/33	1,000,000	1,007,910
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31 (NPFGC)	350,000	352,377

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

JEA RB Electric Power & Light Revenues Issue 2, Series 17
5.25%, 10/01/11	3,650,000	3,710,115
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39 (AMBAC)	1,000,000	953,570
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27 (AGM)	2,690,000	2,745,925
Series B
5.25%, 05/01/31 (AGM)	2,250,000	2,289,037
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32 (NPFGC-FGIC)	2,500,000	2,509,050
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/35	2,000,000	1,961,480
5.00%, 07/01/40	2,500,000	2,421,700
Series B
5.00%, 07/01/35 (AMBAC)	1,000,000	980,740
Palm Beach County School District COP Lease Appropriation
4.50%, 08/01/27 (AMBAC)	300,000	292,908
Palm Beach County School District COP Lease Renewal
Series B
5.00%, 08/01/25 (FGIC)	250,000	251,775
Series E
5.00%, 08/01/32 (NPFGC)	500,000	502,335
State of Florida GO
Series A
5.00%, 06/01/18	500,000	589,695
5.00%, 06/01/21	500,000	581,490
Series D
5.00%, 06/01/34	2,000,000	2,073,360
Tampa Bay Water RB Water Revenue
5.00%, 10/01/38	2,000,000	2,026,820
5.75%, 10/01/29 (PR 10/01/11) (FGIC)	1,000,000	1,018,520
6.00%, 10/01/24 (PR 10/01/11) (FGIC)	1,500,000	1,529,025

		79,479,914
GEORGIA—2.80%
Augusta-Richmond County RB Water Revenue
5.25%, 10/01/39 (AGM)	900,000	923,418
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/21	1,000,000	1,069,010
Series C
5.25%, 01/01/30	1,835,000	1,876,526
City of Atlanta RB Sewer Revenue
Series A
6.00%, 11/01/26	2,750,000	3,026,127
6.00%, 11/01/27	1,000,000	1,092,370
6.00%, 11/01/28	2,320,000	2,519,172
6.25%, 11/01/39	2,750,000	2,925,395
County of DeKalb RB Water Revenue
Series A
5.00%, 10/01/35	1,000,000	983,340
Series B
5.25%, 10/01/32 (AGM)	2,190,000	2,243,261

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

County of Fulton RB Water Revenue
5.00%, 01/01/35 (NPFGC-FGIC)	1,600,000	1,603,008
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18 (AGM)	900,000	1,064,646
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13 (NPFGC)	1,500,000	1,631,490
5.00%, 06/01/14 (NPFGC)	200,000	224,060
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/12	1,200,000	1,256,064
5.00%, 06/01/16	2,000,000	2,340,400
Gwinnett County School District GO
5.00%, 02/01/13	2,625,000	2,827,466
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27 (AGM)	3,025,000	3,190,982
5.00%, 07/01/28 (AGM)	950,000	996,636
5.00%, 07/01/37 (AGM)	4,400,000	4,411,264
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	1,000,000	1,072,270
Series D
5.75%, 01/01/19	2,000,000	2,319,520
Series Y
6.40%, 01/01/13 (AMBAC)	115,000	120,739
Richmond County Board of Education GO
5.00%, 10/01/11 (SAW)	2,125,000	2,158,681
State of Georgia GO
Series B
5.00%, 01/01/20	2,500,000	2,963,400
5.00%, 05/01/20 (PR 05/01/12)	500,000	521,890
5.00%, 01/01/24	1,000,000	1,129,660
Series C
5.00%, 07/01/20	2,000,000	2,293,880
5.50%, 07/01/14	625,000	715,106
5.50%, 07/01/16	4,375,000	4,964,969
Series I
5.00%, 07/01/18	525,000	628,761
5.00%, 07/01/19	1,500,000	1,803,285
5.00%, 07/01/20	1,600,000	1,928,976

		58,825,772
HAWAII—0.85%
City & County of Honolulu RB Sewer Revenue
Series A
5.00%, 07/01/36 (NPFGC)	2,800,000	2,842,532
State of Hawaii GO Series DG
5.00%, 07/01/11 (AMBAC)	1,500,000	1,505,835
5.00%, 07/01/13 (AMBAC)	4,670,000	5,084,556
5.00%, 07/01/15 (AMBAC)	2,200,000	2,518,890
Series DJ
5.00%, 04/01/25 (AMBAC)	1,000,000	1,082,040
Series DY
5.00%, 02/01/18	1,000,000	1,178,410
State of Hawaii RB Port Airport & Marina Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series A
5.00%, 07/01/39	3,700,000	3,585,892

		17,798,155
ILLINOIS—4.01%
Chicago Board of Education GO
Series C
5.00%, 12/01/27 (AGM)	5,600,000	5,538,008
5.00%, 12/01/31 (PR 12/01/11) (AGM)	1,000,000	1,023,890
5.25%, 12/01/26	145,000	146,251
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19 (AMBAC)	325,000	338,283
City of Chicago GO
Series A
5.00%, 01/01/24 (AGM)	2,500,000	2,527,425
5.00%, 01/01/27 (AGM)	1,020,000	1,021,367
5.00%, 01/01/29 (NPFGC-FGIC)	900,000	876,348
5.00%, 01/01/34 (PR 01/01/14) (AGM)	1,650,000	1,831,318
City of Chicago RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21 (AMBAC)	500,000	525,220
5.00%, 01/01/33 (NPFGC-FGIC)	1,500,000	1,433,205
5.75%, 01/01/39	500,000	509,560
Series B
5.00%, 01/01/19 (AGM)	1,120,000	1,213,957
5.00%, 01/01/20 (AGM)	510,000	547,143
5.25%, 01/01/15 (NPFGC-FGIC)	510,000	560,903
5.25%, 01/01/18 (NPFGC)	820,000	922,155
Series C
5.25%, 01/01/35 (AGM)	2,500,000	2,529,150
Series F
5.00%, 01/01/35	1,000,000	946,960
5.00%, 01/01/40	610,000	569,600
City of Chicago RB Water Revenue
5.00%, 11/01/31 (PR 11/01/11) (AMBAC)	370,000	377,326
County of Cook GO
Series A
4.75%, 11/15/30 (AMBAC)	500,000	492,500
4.75%, 11/15/31 (AMBAC)	535,000	520,651
5.00%, 11/15/26 (AMBAC)	1,575,000	1,604,689
5.25%, 11/15/22	1,000,000	1,088,630
Series B
5.00%, 11/15/29 (NPFGC)	765,000	770,286
Greater Chicago Metropolitan Water Reclamation District GO
5.00%, 12/01/26	1,000,000	1,056,510
5.00%, 12/01/27	875,000	919,555
5.00%, 12/01/35 (PR 12/01/16)	2,040,000	2,444,797
Greater Chicago Metropolitan Water Reclamation District GOL
5.00%, 12/01/33 (PR 12/01/16)	1,500,000	1,797,645
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35 (NPFGC-FGIC)	2,700,000	2,681,289
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/23 (AGM)	1,225,000	1,270,215
Series A-1

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 01/01/24 (AGM)	2,700,000	2,801,601
5.00%, 01/01/26 (PR 07/01/16) (AGM)	6,970,000	8,245,789
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	1,800,000	2,129,472
5.00%, 01/01/28 (PR 07/01/16) (AGM)	1,800,000	2,129,472
5.00%, 01/01/31 (PR 07/01/16) (AGM)	6,830,000	8,080,163
Series B
5.50%, 01/01/33	1,000,000	1,024,890
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/22 (NPFGC)	340,000	191,529
5.50%, 06/15/29 (NPFGC-FGIC)	2,000,000	2,122,060
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/26 (AGM)	2,000,000	877,980
0.00%, 06/15/27 (AGM)	1,000,000	409,170
0.00%, 06/15/36 (NPFGC)	2,800,000	569,884
0.00%, 06/15/37 (NPFGC)	415,000	79,062
0.00%, 06/15/40 (NPFGC)	3,500,000	547,750
0.00%, 06/15/43 (AGM)	1,000,000	127,620
5.00%, 06/15/21 (NPFGC)	1,115,000	1,138,917
5.50%, 06/15/20	2,000,000	1,943,680
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/18 (NPFGC)	355,000	331,833
State of Illinois GO
5.00%, 01/01/20 (AGM)	500,000	533,385
Series A
5.00%, 06/01/16	100,000	109,018
5.00%, 03/01/34	4,985,000	4,718,950
Series B
5.00%, 03/01/13	6,950,000	7,300,975
Village of Schaumburg GO
Series B
5.25%, 12/01/34 (NPFGC-FGIC)	645,000	659,945

		84,157,981
INDIANA—0.61%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23 (NPFGC-FGIC)	1,000,000	1,041,200
4.50%, 12/01/24 (NPFGC-FGIC)	4,450,000	4,586,126
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20	1,000,000	1,188,370
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17 (NPFGC)	250,000	243,120
5.00%, 01/01/37 (NPFGC)	500,000	487,990
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.75%, 01/01/38	5,000,000	5,170,300

		12,717,106
KANSAS—0.07%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	450,000	524,250
Kansas State Department of Transportation RB Highway Revenue Tolls

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series A
5.00%, 09/01/12	200,000	211,734
5.00%, 03/01/22	660,000	718,258

		1,454,242
KENTUCKY—0.30%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
First Series
5.25%, 09/01/18 (NPFGC)	320,000	379,782
Kentucky State Property & Building Commission RB Lease Renewal
5.00%, 11/01/20	5,350,000	5,966,588

		6,346,370
LOUISIANA—0.47%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	1,000,000	1,028,510
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15 (AMBAC)	425,000	457,096
5.00%, 06/01/17 (AMBAC)	370,000	391,375
5.00%, 06/01/18 (AMBAC)	500,000	520,640
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	2,230,000	2,569,049
5.00%, 08/01/18 (NPFGC)	450,000	508,820
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31 (AGM)	710,000	731,158
5.00%, 05/01/41 (NPFGC-FGIC)	500,000	505,620
Series B
5.00%, 05/01/20	1,250,000	1,260,687
5.00%, 05/01/34	1,915,000	1,969,022

		9,941,977
MARYLAND—1.40%
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	2,500,000	2,784,525
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	275,000	308,314
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	500,000	540,350
Maryland State Transportation Authority RB Miscellaneous Taxes
5.00%, 03/01/17	1,000,000	1,186,530
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38 (AGM)	2,000,000	2,063,680
State of Maryland GO
5.00%, 03/01/21	750,000	889,065
5.25%, 02/15/13	2,500,000	2,707,675
5.25%, 03/01/16	400,000	473,900
First Series
5.00%, 03/15/17	450,000	535,302
First Series B
5.25%, 02/15/12	8,000,000	8,283,200
Second Series
5.00%, 07/15/13	400,000	438,584
5.00%, 07/15/14	3,125,000	3,532,312

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 08/01/15	2,500,000	2,898,850
Second Series A
5.00%, 08/01/11	1,000,000	1,007,960
Series B
5.00%, 03/15/22	500,000	578,600
Third Series C
5.00%, 11/01/19	1,000,000	1,205,600

		29,434,447
MASSACHUSETTS—4.81%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14	1,250,000	1,408,588
5.00%, 03/01/22 (PR 03/01/15)	550,000	631,136
5.00%, 03/01/23 (PR 03/01/15) (AGM)	4,020,000	4,613,030
5.00%, 09/01/28	4,410,000	4,730,783
5.00%, 03/01/34	460,000	477,314
5.00%, 03/01/39	1,975,000	2,028,463
6.00%, 11/01/11	250,000	255,980
Series B
5.00%, 11/01/16	1,100,000	1,299,122
5.25%, 09/01/23 (AGM)	215,000	257,916
5.25%, 09/01/24 (AGM)	500,000	596,985
Series C
5.50%, 12/01/17 (AGM)	500,000	608,450
5.50%, 12/01/23 (AMBAC)	250,000	306,308
Series D
5.50%, 10/01/16	1,100,000	1,325,313
5.50%, 10/01/18	400,000	488,536
5.50%, 10/01/19 (AMBAC)	1,355,000	1,659,834
5.50%, 10/01/20 (NPFGC)	2,200,000	2,706,154
Series E
5.00%, 11/01/25 (AMBAC)	2,115,000	2,443,629
Commonwealth of Massachusetts GOL
5.50%, 11/01/13	1,510,000	1,687,591
Series A
5.25%, 08/01/21	600,000	725,592
5.50%, 08/01/30 (AMBAC)	1,000,000	1,177,200
Series B
5.25%, 08/01/20	3,845,000	4,639,108
5.25%, 08/01/21	425,000	513,961
Series C
5.38%, 12/01/16 (PR 12/01/11)	500,000	512,695
5.50%, 11/01/11 (AGM)	600,000	613,206
5.50%, 11/01/14 (NPFGC-FGIC)	1,920,000	2,211,590
5.50%, 11/01/15 (GOI)	250,000	295,230
Series D
5.50%, 11/01/13 (NPFGC)	1,255,000	1,402,601
6.00%, 11/01/13 (NPFGC)	1,875,000	2,115,563
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.38%, 06/01/11	350,000	350,000
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/34 (NPFGC-FGIC)	1,500,000	1,619,910
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14) (FGIC)	575,000	636,307

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.25%, 01/01/25 (PR 01/01/14) (FGIC)	160,000	178,080
5.75%, 01/01/32 (PR 01/01/14) (FGIC)	815,000	917,494
Commonwealth of Massachusetts SO Dedicated Tax RB
5.25%, 01/01/26 (PR 01/01/14) (FGIC)	1,000,000	1,158,980
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13 (AGM)	250,000	275,405
5.00%, 12/15/14 (AGM)	1,875,000	2,114,738
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28	130,000	146,838
5.00%, 07/01/31	700,000	772,422
5.00%, 07/01/32 (PR 07/01/12)	750,000	787,928
5.25%, 07/01/21	765,000	926,767
5.25%, 07/01/30	1,900,000	2,179,015
Series B
5.25%, 07/01/14	2,700,000	3,061,638
5.25%, 07/01/17	600,000	719,754
5.25%, 07/01/19	2,000,000	2,419,120
5.25%, 07/01/21	2,000,000	2,422,920
Series C
5.00%, 07/01/34 (PR 07/01/18)	750,000	903,120
5.50%, 07/01/16	2,340,000	2,811,674
5.50%, 07/01/17	300,000	364,185
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21	1,000,000	1,211,460
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35 (AMBAC)	5,400,000	5,221,746
5.00%, 08/15/17 (AGM)	1,000,000	1,133,020
5.00%, 08/15/21 (AGM)	2,000,000	2,203,840
5.00%, 08/15/30 (AGM)	5,000,000	5,171,900
5.00%, 08/15/37 (AMBAC)	2,850,000	2,912,272
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/27	2,175,000	2,265,784
5.00%, 01/01/37	1,000,000	987,160
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	300,000	358,374
Massachusetts State Water Pollution Abatement RB Water Revenue
5.25%, 08/01/21	500,000	610,090
Series A
5.25%, 08/01/15	1,855,000	2,164,024
5.25%, 08/01/19	1,000,000	1,219,220
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40 (GOI)	4,700,000	4,860,364
Series B
5.00%, 08/01/36 (GOI)	1,000,000	1,040,370
5.00%, 08/01/39 (GOI)	1,445,000	1,490,835
5.25%, 08/01/31 (AGM)	300,000	341,220
Series D
5.50%, 08/01/11 (NPFGC)	1,000,000	1,008,840
Series J

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.25%, 08/01/12 (AGM)	225,000	237,704

		100,936,396
MICHIGAN—0.77%
City of Detroit GOL
5.00%, 11/01/30	1,000,000	999,960
City of Detroit RB Sewer Revenue
Series A
5.00%, 07/01/32 (PR 07/01/13) (AGM)	3,525,000	3,854,869
City of Detroit RB Water Revenue
Series B
6.25%, 07/01/36 (AGM)	750,000	813,750
Detroit City School District GO
Series A
5.00%, 05/01/15 (AGM)	185,000	198,529
5.25%, 05/01/30 (AGM)	2,500,000	2,435,550
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30 (NPFGC-FGIC)	500,000	150,945
Series I
5.00%, 10/15/33 (AMBAC)	1,000,000	998,610
Series IA
5.00%, 10/15/32 (NPFGC-FGIC)	1,270,000	1,274,077
State of Michigan GO
Series A
5.00%, 05/01/17	200,000	228,886
5.00%, 05/01/19	230,000	258,138
5.00%, 11/01/20	760,000	841,784
5.25%, 11/01/22	200,000	220,008
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20 (AGM)	310,000	343,468
State of Michigan RB Miscellaneous Revenue
Series A
5.25%, 11/01/30 (PR 11/01/11) (AGM)	1,750,000	1,786,470
State of Michigan RB Transit Revenue
5.00%, 11/01/20	1,600,000	1,798,560

		16,203,604
MINNESOTA—0.78%
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20	1,000,000	1,201,180
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15 (AMBAC)	1,000,000	1,129,960
State of Minnesota GO
5.00%, 08/01/11	1,000,000	1,007,960
5.00%, 11/01/11	2,800,000	2,855,818
5.00%, 10/01/13	500,000	552,375
5.00%, 08/01/17	800,000	956,920
5.00%, 08/01/25	2,000,000	2,188,680
Series A
5.00%, 08/01/15	1,000,000	1,159,540
5.00%, 08/01/16	1,500,000	1,776,690
5.00%, 08/01/18	500,000	601,115
5.00%, 08/01/25	1,600,000	1,810,064
Series D

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 08/01/14	1,000,000	1,131,900

		16,372,202
MISSISSIPPI—0.08%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41 (XLCA)	250,000	214,873
State of Mississippi GO
Series A
5.25%, 11/01/15	1,250,000	1,464,537

		1,679,410
MISSOURI—0.69%
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	500,000	489,775
City of St. Louis RB Port Airport & Marina Revenue
Series A
5.25%, 07/01/31 (PR 07/01/11) (NPFGC)	510,000	512,142
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	625,000	696,137
5.25%, 05/01/18	3,000,000	3,557,460
Series B
5.00%, 05/01/26	5,000,000	5,354,600
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34 (NPFGC)	2,000,000	1,854,420
Series A
5.00%, 01/01/17 (AMBAC)	2,000,000	1,924,200

		14,388,734
NEBRASKA—0.06%
Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14 (NPFGC)	255,000	280,327
Omaha Public Power District RB Electric Power & Light Revenues
Series AA
4.50%, 02/01/38 (NPFGC-FGIC)	1,000,000	935,110

		1,215,437
NEVADA—1.00%
Clark County School District GOL
Series A
5.00%, 06/15/22	1,500,000	1,613,010
5.00%, 06/15/25 (NPFGC-FGIC)	1,350,000	1,417,041
5.00%, 06/15/27	5,000,000	5,161,500
5.25%, 06/15/15 (NPFGC-FGIC)	1,500,000	1,697,640
Series C
5.00%, 06/15/22 (PR 12/15/15) (AGM)	1,200,000	1,409,496
5.00%, 06/15/23 (PR 12/15/15) (AGM)	1,000,000	1,174,580
County of Clark RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	4,480,000	4,258,509
5.25%, 07/01/34 (PR 07/01/11) (FGIC)	1,065,000	1,069,483
State of Nevada GOL
5.00%, 06/01/27	3,000,000	3,140,550

		20,941,809
NEW HAMPSHIRE—0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series A
5.00%, 08/15/17	25,000	29,709

		29,709
NEW JERSEY—5.00%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20 (AMBAC)	1,000,000	1,141,390
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28 (AGM)	500,000	594,075
Garden State Preservation Trust RB Recreational Revenue
Series A
5.25%, 11/01/19 (PR 11/01/13) (AGM)	250,000	278,233
5.50%, 11/01/13 (AGM)	500,000	557,780
New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	820,000	816,663
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	1,500,000	1,514,385
5.25%, 03/01/22	1,610,000	1,667,139
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18	1,000,000	1,101,270
Series A
5.00%, 05/01/12	250,000	259,735
5.00%, 07/01/29 (NPFGC)	200,000	201,012
5.25%, 07/01/15 (NPFGC)	500,000	544,995
5.25%, 06/15/16 (PR 06/15/11) (AMBAC)	500,000	500,980
5.25%, 07/01/16 (NPFGC)	380,000	411,593
5.25%, 07/01/17 (NPFGC)	3,050,000	3,292,261
Series AA
5.50%, 12/15/29	250,000	263,085
Series EE
5.00%, 09/01/20	1,500,000	1,622,535
Series F
5.00%, 06/15/26 (PR 06/15/13)	780,000	851,510
Series GG
5.00%, 09/01/22 (SAP)	250,000	264,618
5.25%, 09/01/27 (SAP)	585,000	604,802
Series K
5.25%, 12/15/15 (NPFGC-FGIC)	1,200,000	1,341,084
5.25%, 12/15/16 (AMBAC)	3,655,000	4,045,171
5.50%, 12/15/19 (AMBAC)	1,000,000	1,125,050
Series N-1
5.50%, 09/01/26 (AMBAC)	2,000,000	2,163,560
5.50%, 09/01/27 (NPFGC-FGIC)	2,000,000	2,154,220
Series W
5.00%, 03/01/16	385,000	426,842
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31 (PR 05/15/14)	1,155,000	1,341,452
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.75%, 06/15/29	1,750,000	1,634,570
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20 (AGM)	505,000	519,478
New Jersey Educational Facilities Authority RB Miscellaneous Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series A
5.00%, 09/01/16 (AGM)	225,000	245,072
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20 (AGM)	7,700,000	8,176,350
5.00%, 01/01/21 (AGM)	1,000,000	1,054,560
6.00%, 01/01/12 (NPFGC)	1,875,000	1,937,681
6.00%, 01/01/13 (NPFGC)	4,260,000	4,636,115
Series C
6.50%, 01/01/13 (NPFGC)	1,500,000	1,644,270
Series H
5.00%, 01/01/36	1,500,000	1,504,635
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	1,500,000	1,525,260
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14 (AMBAC)	500,000	549,080
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17 (NPFGC-FGIC)	440,000	478,914
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.50%, 12/15/20 (NPFGC-FGIC)	3,000,000	3,359,970
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17	785,000	904,257
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.25%, 12/15/12 (NPFGC-FGIC)	4,300,000	4,592,486
5.25%, 12/15/14 (NPFGC)	3,750,000	4,182,862
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22 (AGM)	10,000	10,000
5.25%, 12/15/19	2,960,000	3,276,572
5.25%, 12/15/21 (NPFGC)	695,000	759,343
5.50%, 06/15/13	350,000	385,637
Series A
0.00%, 12/15/25	245,000	107,925
0.00%, 12/15/28	4,140,000	1,435,793
0.00%, 12/15/31	6,000,000	1,655,040
0.00%, 12/15/32	400,000	102,340
0.00%, 12/15/34	1,055,000	234,062
0.00%, 12/15/37	5,500,000	989,230
0.00%, 12/15/38	10,000,000	1,677,000
0.00%, 12/15/39	6,630,000	1,039,186
5.00%, 12/15/34 (AMBAC)	1,450,000	1,450,769
5.25%, 12/15/20	3,080,000	3,388,924
5.25%, 12/15/21 (NPFGC)	5,000	6,144
5.50%, 12/15/13 (AMBAC)	1,250,000	1,373,638
5.50%, 12/15/22	1,000,000	1,104,790
5.50%, 12/15/23	500,000	548,210
Series B
6.00%, 12/15/18 (PR 12/15/11) (NPFGC)	2,000,000	2,061,920
Series C
0.00%, 12/15/24 (AMBAC)	1,665,000	782,150
0.00%, 12/15/28 (AMBAC)	2,000,000	679,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.50%, 12/15/11 (AGM)	2,215,000	2,276,488
5.50%, 12/15/15 (AGM)	425,000	485,975
5.50%, 12/15/17 (AGM)	1,000,000	1,158,870
5.50%, 06/15/18 (PR 06/15/13)	2,150,000	2,367,559
5.50%, 06/15/22 (PR 06/15/13)	1,000,000	1,101,190
5.50%, 06/15/24 (PR 06/15/13)	1,000,000	1,101,190
State of New Jersey GO
5.00%, 08/01/15	1,200,000	1,369,740
Series D
6.00%, 02/15/13	250,000	272,258
Series H
5.25%, 07/01/14	1,250,000	1,405,213
Series L
5.25%, 07/15/16 (AMBAC)	725,000	846,430
5.25%, 07/15/19 (AMBAC)	2,000,000	2,342,460
Series Q
5.00%, 08/15/19	1,000,000	1,153,430

		104,980,076
NEW MEXICO—0.29%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/23	2,250,000	2,580,323
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	2,300,000	2,674,555
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12 (AMBAC)	300,000	314,367
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/16	500,000	590,170

		6,159,415
NEW YORK—17.71%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.38%, 07/15/20	2,175,000	2,199,925
City of New York GO
Series A
5.00%, 08/01/28	1,010,000	1,044,158
Series A-1
5.00%, 08/01/12	450,000	473,553
5.00%, 08/15/12	400,000	421,568
5.00%, 08/01/13	2,760,000	3,004,922
5.00%, 08/15/13	285,000	310,718
5.00%, 08/01/15	1,075,000	1,225,091
5.00%, 08/01/17	355,000	411,484
5.00%, 08/01/18	2,000,000	2,286,360
5.25%, 08/15/23	8,000,000	8,916,240
Series B
5.25%, 08/01/11	1,000,000	1,008,130
5.25%, 08/01/12	750,000	791,430
5.25%, 08/01/15	500,000	557,305
Series B-1
5.25%, 09/01/20	500,000	574,790
5.25%, 09/01/23	2,180,000	2,430,722
5.25%, 09/01/24	1,000,000	1,098,850
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

3.63%, 08/01/13 (CIFG)	400,000	423,180
5.00%, 08/01/13	1,115,000	1,213,945
5.00%, 08/01/14 (CIFG)	300,000	334,698
5.00%, 08/01/15	200,000	227,924
5.00%, 08/01/17 (AGM)	1,000,000	1,124,280
5.00%, 08/01/19	1,265,000	1,469,664
5.00%, 08/01/24	1,000,000	1,092,410
5.25%, 08/01/18	480,000	566,760
Series C-1
5.00%, 10/01/11	200,000	203,088
5.00%, 10/01/18	500,000	573,000
5.00%, 10/01/20	330,000	368,907
5.00%, 10/01/22	805,000	878,996
Series D1
5.13%, 12/01/27	1,500,000	1,591,515
Series E
4.00%, 08/01/14	450,000	488,709
5.00%, 08/01/16	2,600,000	3,011,164
5.00%, 11/01/20 (AGM)	450,000	497,426
5.00%, 08/01/21	1,000,000	1,130,650
5.00%, 08/01/27	1,000,000	1,066,020
Series F-1
5.00%, 09/01/15	285,000	325,447
Series G
5.00%, 08/01/11	2,300,000	2,317,756
5.00%, 08/01/12	440,000	463,030
5.00%, 08/01/13	250,000	272,185
5.00%, 08/01/14	330,000	368,604
5.00%, 08/01/15	600,000	683,772
5.00%, 08/01/22	300,000	327,096
5.00%, 08/01/24	650,000	696,956
Series H
5.00%, 08/01/11	300,000	302,316
5.00%, 08/01/13	1,550,000	1,687,547
Series I
4.50%, 08/01/12	240,000	251,167
5.00%, 08/01/11	875,000	881,755
5.00%, 08/01/13	1,000,000	1,088,740
5.00%, 08/01/15	310,000	343,142
5.00%, 08/01/19	250,000	273,768
Series I-1
5.38%, 04/01/36	3,500,000	3,646,090
Series J
5.00%, 03/01/30	1,755,000	1,789,100
5.50%, 06/01/23 (PR 06/01/13)	1,000,000	1,100,370
Series J-1
5.00%, 08/01/11	400,000	403,088
5.00%, 05/15/31	1,500,000	1,553,715
Series L-1
5.00%, 04/01/27	1,200,000	1,268,496
Series M
5.00%, 04/01/22	425,000	457,780
Series O
5.00%, 06/01/17 (AGM)	500,000	560,130
5.00%, 06/01/20	2,000,000	2,205,060

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/17 (NPFGC)	1,600,000	1,332,960
5.00%, 02/15/17	5,675,000	5,068,910
Long Island Power Authority RB Electric Power & Light Revenues
Series 2010A
5.00%, 05/01/15	1,025,000	1,154,990
Series A
5.00%, 12/01/16 (AGM)	2,000,000	2,277,200
5.00%, 12/01/19 (NPFGC-FGIC)	240,000	263,311
5.00%, 12/01/26 (XLCA)	1,200,000	1,240,164
5.25%, 12/01/20 (NPFGC-FGIC)	2,000,000	2,187,220
5.50%, 12/01/13 (AGM)	275,000	307,241
5.50%, 04/01/22	500,000	564,610
5.50%, 05/01/33 (BHAC)	1,100,000	1,180,102
5.75%, 04/01/39	3,700,000	3,956,891
Series B
5.25%, 12/01/12	300,000	320,562
5.25%, 06/01/14	1,600,000	1,784,464
5.25%, 12/01/14	1,000,000	1,131,490
5.75%, 04/01/25	1,050,000	1,153,939
5.75%, 04/01/33	2,190,000	2,347,987
Series D
5.00%, 09/01/12 (NPFGC)	240,000	253,241
5.00%, 09/01/14 (NPFGC)	155,000	172,912
Series E
5.00%, 12/01/17	850,000	960,194
5.00%, 12/01/17 (NPFGC-FGIC)	475,000	536,579
5.00%, 12/01/18 (NPFGC)	500,000	555,040
Series F
5.00%, 05/01/17 (NPFGC)	225,000	257,632
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23 (PR 10/01/15) (FGIC)	430,000	503,156
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/22 (NPFGC-FGIC)	150,000	154,314
5.00%, 07/01/25 (NPFGC-FGIC)	1,000,000	1,018,210
5.13%, 01/01/24 (SAP)	2,700,000	2,779,488
5.13%, 01/01/29 (SAP)	2,020,000	2,030,161
5.50%, 01/01/15 (SAP)	1,660,000	1,882,706
5.50%, 01/01/20 (NPFGC)	415,000	432,675
5.75%, 01/01/16 (SAP)	625,000	731,031
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/23	825,000	875,597
5.00%, 11/15/30	500,000	556,655
Series 2008C
6.25%, 11/15/23	2,700,000	3,128,382
Series A
4.50%, 11/15/38	1,800,000	1,592,874
4.75%, 11/15/27 (NPFGC)	6,330,000	6,347,471
4.75%, 11/15/30 (AMBAC)	250,000	242,883
5.00%, 11/15/18	250,000	283,893
5.00%, 11/15/25 (NPFGC-FGIC)	1,850,000	1,878,545
5.00%, 11/15/30 (AGM)	2,610,000	2,619,735

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 11/15/35	1,400,000	1,367,142
5.13%, 11/15/31	950,000	951,890
5.50%, 11/15/13 (AMBAC)	2,555,000	2,810,551
5.50%, 11/15/14 (AMBAC)	3,245,000	3,662,242
5.50%, 11/15/16 (AMBAC)	500,000	523,355
5.50%, 11/15/39	600,000	624,144
Series B
4.50%, 11/15/37	500,000	444,730
4.75%, 11/15/31	430,000	421,172
5.00%, 11/15/34	2,500,000	2,544,800
5.25%, 11/15/23 (AMBAC)	1,050,000	1,176,766
Series B-1
5.00%, 07/01/17 (PR 01/01/12) (AMBAC)	5,000,000	5,139,850
Series F
5.00%, 11/15/35	1,500,000	1,475,010
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/12 (AMBAC)	230,000	245,454
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23 (BHAC)	520,000	572,374
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 09/01/16 (FGIC)	1,550,000	1,367,472
5.00%, 03/01/31 (FGIC)	290,000	280,784
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39 (NPFGC-FGIC)	1,245,000	1,187,742
5.00%, 06/15/27	500,000	532,100
Series CC
5.00%, 06/15/34	2,900,000	2,972,529
New York City Municipal Water Finance Authority RB Water Revenue
5.38%, 12/15/20	1,000,000	1,060,070
Series A
4.75%, 06/15/30	4,850,000	4,946,806
5.00%, 06/15/38	4,125,000	4,169,880
5.00%, 06/15/39	2,990,000	3,007,765
5.75%, 06/15/40	500,000	545,525
Series AA
5.00%, 06/15/21	1,000,000	1,128,350
5.00%, 06/15/22	5,000,000	5,582,150
Series B
5.00%, 06/15/28 (AMBAC)	470,000	489,453
Series BB
5.00%, 06/15/27	1,000,000	1,082,440
5.00%, 06/15/31	1,550,000	1,629,344
Series C
4.75%, 06/15/33	3,925,000	3,944,115
5.00%, 06/15/35	1,400,000	1,410,556
Series D
5.00%, 06/15/28	280,000	293,462
5.00%, 06/15/38	7,200,000	7,254,792
5.25%, 06/15/25	1,500,000	1,517,940
Series DD
4.75%, 06/15/36	500,000	494,930
5.00%, 06/15/32	900,000	931,815

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 06/15/39	1,365,000	1,367,703
Series EE
5.25%, 06/15/40	900,000	940,158
Series FF-2
5.00%, 06/15/40	710,000	725,059
Series GG-1
5.00%, 06/15/39	1,710,000	1,748,578
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31	2,500,000	2,655,375
Series A
5.00%, 05/01/28	1,000,000	1,072,860
Series A-1
5.00%, 11/01/13	250,000	275,460
Series B
5.00%, 11/01/13	1,015,000	1,119,139
5.00%, 11/01/15	725,000	838,282
5.00%, 11/01/21	2,800,000	3,216,668
5.00%, 11/01/25	1,050,000	1,125,369
Series C
5.00%, 11/01/33	500,000	522,905
Series C-1
5.00%, 11/01/27	2,800,000	2,983,092
Series D-2
5.00%, 11/01/12	1,000,000	1,065,150
Series E
5.00%, 11/01/18	500,000	588,985
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (SAW)	1,575,000	1,477,334
5.00%, 07/15/36 (NPFGC-FGIC)	1,000,000	1,011,660
5.50%, 07/15/28 (SAW)	3,255,000	3,533,856
Series S-4
5.50%, 01/15/39 (SAW)	675,000	707,899
Series S-5
5.00%, 01/15/31 (SAW)	1,400,000	1,431,066
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/17	2,000,000	2,230,840
Series A-1
5.00%, 11/01/12	500,000	532,280
5.00%, 11/01/13	3,070,000	3,382,649
5.00%, 11/01/14	4,500,000	5,088,960
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12	300,000	316,230
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	2,000,000	2,080,760
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/15 (AMBAC)	2,250,000	2,141,325
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13 (GOI)	500,000	540,385
Series C
5.50%, 04/01/17 (GOI)	4,800,000	5,624,064
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	4,000,000	4,348,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

New York State Dormitory Authority RB Health, Hospital, Nursing Home Revenue
5.50%, 05/01/37	1,500,000	1,501,830
5.75%, 05/01/37	750,000	765,720
New York State Dormitory Authority RB Income Tax Revenue
5.00%, 03/15/27 (PR 03/15/13)	1,000,000	1,078,280
Series A
5.00%, 03/15/25	3,700,000	4,013,982
5.00%, 03/15/27	7,500,000	8,015,175
Series B
5.00%, 03/15/28	500,000	535,915
5.50%, 03/15/26 (AMBAC)	1,460,000	1,744,612
Series C
5.00%, 12/15/31	3,500,000	3,640,525
Series D
5.00%, 03/15/36	1,200,000	1,221,660
Series F
5.00%, 03/15/30	2,000,000	2,063,860
New York State Dormitory Authority RB Miscellaneous Revenue
5.50%, 07/01/18 (NPFGC-FGIC)	1,405,000	1,667,004
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23 (NPFGC)	1,050,000	1,091,139
New York State Environmental Facilities Corp. RB Federal Grant Revenue
5.00%, 10/15/35	1,850,000	1,894,659
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30	1,600,000	1,659,920
5.00%, 06/15/37	1,700,000	1,741,480
Series B
4.50%, 06/15/36	220,000	211,680
4.75%, 06/15/32	400,000	405,652
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14 (AGM)	3,730,000	4,152,945
5.00%, 04/01/16 (NPFGC-FGIC)	1,200,000	1,373,544
5.00%, 04/01/21 (AMBAC)	840,000	908,468
5.00%, 04/01/27	6,485,000	6,892,777
Series H
5.00%, 01/01/20 (NPFGC)	1,500,000	1,649,745
5.00%, 01/01/21 (NPFGC)	3,400,000	3,697,466
5.00%, 01/01/22 (NPFGC-FGIC)	1,280,000	1,376,397
5.00%, 01/01/23 (NPFGC-FGIC)	720,000	766,865
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	350,000	375,333
5.00%, 04/01/14	1,080,000	1,189,361
5.00%, 04/01/15	1,065,000	1,194,451
5.00%, 04/01/18	250,000	284,698
5.00%, 04/01/19	500,000	568,770
Series B
5.00%, 04/01/19	3,300,000	3,824,370
5.00%, 04/01/20	2,000,000	2,288,080
New York State Thruway Authority RB Transit Revenue
Series A
5.00%, 03/15/18	500,000	586,170
5.00%, 03/15/26	1,700,000	1,833,212
New York State Urban Development Corp. RB Income Tax Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 12/15/17	200,000	235,918
5.00%, 12/15/18	2,300,000	2,711,516
Series A
5.00%, 03/15/19	1,000,000	1,174,670
Series A-1
5.00%, 12/15/18	310,000	365,465
Series B
5.00%, 03/15/32	1,000,000	1,032,370
Series B-1
5.00%, 03/15/28	250,000	267,958
5.00%, 03/15/36	2,000,000	2,050,420
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	250,000	272,643
Series D
5.00%, 01/01/16	935,000	1,064,722
5.25%, 01/01/20	1,000,000	1,145,000
5.25%, 01/01/21	500,000	565,285
5.50%, 01/01/19	1,515,000	1,784,761
5.63%, 01/01/28	1,245,000	1,348,223
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 11/15/34 (AMBAC)	205,000	200,634
4.50%, 01/15/36 (GOI)	255,000	247,233
4.50%, 09/15/39 (GOI)	750,000	720,937
4.75%, 07/15/31 (GOI)	1,870,000	1,907,269
4.75%, 07/15/33 (GOI)	285,000	289,634
5.00%, 07/15/33 (GOI)	2,250,000	2,329,852
5.00%, 07/15/35 (GOI)	500,000	513,985
5.00%, 09/15/36 (GOI)	2,500,000	2,566,375
5.00%, 07/15/38 (GOI)	125,000	127,773
5.00%, 03/15/39 (GOI)	1,690,000	1,715,739
Series 5
5.38%, 03/01/28 (GOI)	2,000,000	2,233,740
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/23 (NPFGC)	495,000	540,387
5.00%, 10/15/24 (NPFGC)	230,000	249,897
5.00%, 10/15/29 (AMBAC)	850,000	876,528
5.00%, 10/15/32 (AMBAC)	3,235,000	3,310,311
5.25%, 10/15/18 (NPFGC)	500,000	559,215
5.25%, 10/15/27 (AMBAC)	1,000,000	1,074,310
State of New York GO
Series A
5.00%, 02/15/39	1,045,000	1,081,387
Series C
3.00%, 02/01/16	535,000	573,632
4.00%, 04/15/12	1,200,000	1,237,764
5.00%, 04/15/13	250,000	270,580
5.00%, 04/15/14	500,000	558,400
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37 (GOI)	5,450,000	5,565,376
Series A
5.00%, 11/15/35	3,000,000	3,052,920
Series B
5.00%, 11/15/32 (GOI)	9,150,000	9,213,592

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series D
5.00%, 11/15/26	1,000,000	1,059,930
5.00%, 11/15/31	3,000,000	3,130,740
Series Y
5.50%, 01/01/17 (GOI)	1,000,000	1,157,920

		371,433,014
NORTH CAROLINA—1.40%
City of Charlotte RB Sewer Revenue
5.00%, 07/01/38	1,500,000	1,558,830
County of Mecklenburg GO
Series C
5.00%, 02/01/14	750,000	835,365
County of Wake GO
Series C
5.00%, 03/01/25	1,550,000	1,837,029
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24 (PR 01/01/22)	500,000	587,900
5.00%, 01/01/21	3,000,000	3,324,960
Series B
5.00%, 01/01/26	2,000,000	2,068,760
6.00%, 01/01/22	390,000	467,571
Series D
5.50%, 01/01/14	700,000	770,868
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series B
5.00%, 01/01/21	2,500,000	2,785,700
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32	630,000	650,097
State of North Carolina GO
5.00%, 03/01/12	7,485,000	7,752,514
Series B
5.00%, 04/01/12	1,000,000	1,039,690
5.00%, 06/01/19	1,000,000	1,202,820
Series C
5.00%, 05/01/19	1,000,000	1,202,160
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29 (SAP)	1,500,000	1,613,850
University of North Carolina at Chapel Hill RB College & University Revenue
5.00%, 12/01/36	1,540,000	1,597,919

		29,296,033
OHIO—0.99%
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20,000	22,662
5.25%, 12/01/30 (NPFGC-FGIC)	1,000,000	1,096,690
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	1,500,000	1,603,710
5.00%, 06/01/31	4,830,000	5,053,388
Ohio State Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 02/15/31	1,500,000	1,557,810

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

State of Ohio GO
5.00%, 08/01/11 (NPFGC)	1,365,000	1,375,824
Series A
5.38%, 09/01/28	1,970,000	2,146,965
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	800,000	926,088
5.75%, 06/15/19	5,000,000	5,941,250
State of Ohio RB Lease Appropriation
Series II-A
5.00%, 08/01/11 (AMBAC)	1,000,000	1,007,880

		20,732,267
OKLAHOMA—0.14%
Grand River Dam Authority RB Electric Power & Light Revenues
6.25%, 06/01/11 (AMBAC)	1,255,000	1,255,000
Series A
5.00%, 06/01/12 (AGM)	1,000,000	1,045,740
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 01/01/17 (NPFGC-FGIC)	750,000	682,140

		2,982,880

OREGON—0.97%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	2,850,000	3,199,154
5.00%, 03/01/35	1,000,000	1,037,970
Oregon State Department of Administrative Services RB Miscellaneous Revenue
5.00%, 09/01/11 (AGM)	6,850,000	6,931,515
Series A
5.00%, 04/01/13 (AGM)	1,500,000	1,621,875
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	3,725,000	3,737,367
State of Oregon GO
Series A
4.50%, 08/01/32	3,665,000	3,704,142

		20,232,023
PENNSYLVANIA—2.42%
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	500,000	491,710
City of Philadelphia RB Water Revenue
5.25%, 12/15/14 (AMBAC)	2,000,000	2,225,780
Series B
4.75%, 11/01/31 (AMBAC)	300,000	297,279
Commonwealth of Pennsylvania GO
5.00%, 07/01/19	475,000	564,324
5.00%, 07/01/20	1,355,000	1,609,333
5.00%, 07/01/21	500,000	595,315
5.25%, 07/01/15	1,800,000	2,090,412
First Series
5.00%, 10/01/26	1,085,000	1,173,384
Second Series

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 07/01/11 (NPFGC)	500,000	501,985
5.00%, 07/01/13 (NPFGC-FGIC)	3,300,000	3,604,491
5.00%, 01/01/20 (PR 01/01/16)	3,500,000	4,094,790
Series A
5.00%, 02/15/14	750,000	833,880
5.00%, 07/15/17	725,000	860,154
5.00%, 08/01/18	1,000,000	1,163,680
5.00%, 05/01/19	2,600,000	3,086,148
5.00%, 05/01/20	755,000	895,989
5.00%, 05/01/21	1,500,000	1,758,765
Third Series
5.00%, 09/01/13	625,000	686,644
5.00%, 09/01/14 (AGM)	1,250,000	1,415,062
County of Chester GO
5.00%, 07/15/28	1,410,000	1,545,811
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35	500,000	501,710
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12	2,900,000	3,024,787
Series A
5.50%, 08/01/28 (AMBAC)	225,000	230,013
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	500,000	379,935
6.00%, 12/01/36	1,500,000	1,666,260
Series A-1
5.00%, 06/01/38 (AGM)	500,000	485,580
Series B
5.00%, 12/01/18	1,905,000	2,174,977
5.00%, 12/01/24	500,000	540,070
5.25%, 06/01/24	575,000	600,996
5.25%, 06/01/39	4,780,000	4,731,579
5.75%, 06/01/39	250,000	256,440
Series D
5.13%, 12/01/40	2,100,000	2,018,247
Pennsylvania Turnpike Commission RB Miscellaneous Revenue
5.00%, 07/15/41 (PR 07/15/11) (AMBAC)	1,200,000	1,219,044
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26 (PR 06/01/13) (AGM)	1,000,000	1,093,630
5.50%, 06/01/28 (AGM)	470,000	522,461
State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31 (AGM)	1,800,000	1,819,818

		50,760,483
PUERTO RICO—5.51%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13 (FGIC)	550,000	584,617
5.50%, 07/01/16 (AGM)	200,000	222,458
Series A
5.00%, 07/01/14 (AGM)	1,100,000	1,192,202
5.00%, 07/01/16 (AGM)	230,000	250,456
5.00%, 07/01/23	1,000,000	977,360
5.00%, 07/01/29	775,000	724,183
5.25%, 07/01/24	1,000,000	994,810
5.50%, 07/01/17	1,000,000	1,080,530

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.50%, 07/01/17 (XLCA)	900,000	972,477
5.50%, 07/01/18	2,785,000	2,989,029
5.50%, 07/01/19 (NPFGC)	1,000,000	1,062,990
Series B
5.25%, 07/01/17	1,780,000	1,881,798
5.75%, 07/01/38	4,225,000	4,133,994
5.88%, 07/01/36	2,000,000	1,995,980
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/11	225,000	229,021
5.00%, 12/01/13	300,000	317,895
5.00%, 12/01/14	1,300,000	1,380,444
5.00%, 12/01/15	1,460,000	1,550,637
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
6.00%, 07/01/38	5,620,000	5,627,699
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.13%, 07/01/26 (PR 07/01/12) (AGM)	620,000	658,793
5.25%, 07/01/31 (PR 07/01/12)	4,500,000	4,787,640
Series TT
5.00%, 07/01/32	2,000,000	1,871,280
5.00%, 07/01/37	4,100,000	3,764,538
Series V
5.25%, 07/01/30 (NPFGC-FGIC)	2,500,000	2,441,025
Series WW
5.25%, 07/01/33	1,500,000	1,437,525
5.50%, 07/01/38	4,820,000	4,752,954
Series XX
5.25%, 07/01/40	1,500,000	1,412,700
Series ZZ
5.25%, 07/01/19	1,000,000	1,072,370
5.25%, 07/01/26	1,000,000	994,800
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series J
5.13%, 07/01/43 (PR 07/01/14)	200,000	227,408
Series X
5.50%, 07/01/15	200,000	215,644
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series CC
5.25%, 07/01/36 (AGM)	2,035,000	1,939,538
5.50%, 07/01/30	500,000	491,855
Series K
5.00%, 07/01/30	700,000	648,018
5.00%, 07/01/40 (PR 07/01/15)	400,000	465,428
Series L
5.25%, 07/01/38 (AMBAC)	3,800,000	3,463,054
Series M
5.00%, 07/01/17	4,500,000	3,884,850
Series N
5.25%, 07/01/31 (AMBAC)	1,040,000	985,587
5.25%, 07/01/36 (AGM)	2,000,000	1,906,180
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/16 (AMBAC)	1,000,000	1,093,580

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.50%, 07/01/17 (AMBAC)	2,550,000	2,774,018
5.50%, 07/01/25 (AMBAC)	4,625,000	4,690,490
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17 (AGM)	760,000	824,995
Puerto Rico Public Buildings Authority RB Lease non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	1,650,000	1,775,730
Series I
5.00%, 07/01/36 (GTD)	3,000,000	2,666,580
Series P
6.25%, 07/01/26 (GTD)	1,000,000	1,055,700
6.75%, 07/01/36 (GTD)	2,500,000	2,696,500
Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37 (GTD)	310,000	294,764
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
5.50%, 08/01/29 (PR 02/01/12)	250,000	258,615
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32	2,000,000	1,628,460
Series A
0.00%, 08/01/35	5,375,000	1,070,431
0.00%, 08/01/36	4,500,000	826,155
0.00%, 08/01/43 (NPFGC)	500,000	59,895
0.00%, 08/01/44 (NPFGC)	2,000,000	223,340
0.00%, 08/01/45 (NPFGC)	1,000,000	103,950
0.00%, 08/01/46 (NPFGC)	7,750,000	749,580
0.00%, 08/01/47 (AMBAC)	5,000,000	449,850
0.00%, 08/01/54 (AMBAC)	30,250,000	1,645,298
4.38%, 08/01/20	215,000	225,374
5.00%, 08/01/18	220,000	245,531
5.25%, 08/01/27	1,430,000	1,454,582
5.38%, 08/01/39	3,000,000	2,917,080
5.50%, 02/01/20	1,250,000	1,235,200
5.50%, 08/01/23	520,000	559,036
5.50%, 08/01/28	470,000	481,449
5.50%, 08/01/37	345,000	341,664
5.75%, 08/01/37	4,000,000	4,033,840
6.00%, 08/01/19	9,625,000	9,861,005
Series C
0.00%, 08/01/38	7,500,000	1,187,700
5.13%, 08/01/20 (AGM)	1,360,000	1,338,063
5.25%, 08/01/20	1,250,000	1,190,025

		115,548,247
RHODE ISLAND—0.09%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15 (NPFGC)	410,000	429,680
Rhode Island Economic Development Corp. RB Federal Grant Revenue
Series A
5.25%, 06/15/19 (AGM)	1,200,000	1,392,780

		1,822,460
SOUTH CAROLINA—1.45%
Greenville County School District RB Lease Appropriation

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 12/01/27	1,000,000	1,021,680
5.50%, 12/01/28 (PR 12/01/12)	8,270,000	8,991,144
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22	1,000,000	1,088,890
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17 (NPFGC)	550,000	644,677
5.50%, 01/01/38	3,800,000	4,054,296
Series B
5.00%, 01/01/22 (NPFGC)	1,315,000	1,425,631
Series D
5.00%, 01/01/21 (AGM)	2,700,000	2,852,955
Series E
5.00%, 01/01/40	1,750,000	1,790,390
South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/20 (AMBAC)	6,010,000	6,483,768
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
5.25%, 10/01/40	500,000	507,035
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series A
5.10%, 10/01/27 (PR 10/01/11) (AMBAC)	200,000	203,188
5.13%, 10/01/31 (PR 10/01/11) (AMBAC)	160,000	162,563
State of South Carolina GO
Series A
4.00%, 04/01/22	1,000,000	1,087,020

		30,313,237
TENNESSEE—0.56%
City of Memphis GO
5.00%, 10/01/15 (NPFGC)	1,250,000	1,440,812
Series D
5.00%, 07/01/21	1,000,000	1,172,280
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	1,575,000	1,789,121
5.00%, 12/01/15	300,000	347,838
Series A
5.00%, 12/01/11 (NPFGC)	1,500,000	1,535,115
5.00%, 12/01/12 (NPFGC)	935,000	998,823
5.00%, 12/01/13 (NPFGC)	500,000	552,925
5.00%, 12/01/15 (PR 12/01/13) (NPFGC)	300,000	332,073
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	300,000	335,451
Memphis-Shelby County Sports Authority Inc. RB Recreational Revenue
Series A
5.13%, 11/01/28 (PR 11/01/12) (AMBAC)	500,000	533,390
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	1,000,000	1,148,900
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.20%, 01/01/13 (NPFGC-FGIC)	395,000	416,520
State of Tennessee GO
Series C
5.00%, 09/01/12	1,000,000	1,059,020

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

		11,662,268
TEXAS—7.27%
City of Austin RB Water Revenue
Series A
5.00%, 11/15/39	1,000,000	1,027,740
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31 (AMBAC)	500,000	501,670
City of Dallas GOL
Series A
5.00%, 02/15/18	1,600,000	1,896,128
5.00%, 02/15/20	650,000	772,648
City of Dallas RB Water Revenue
5.00%, 10/01/14 (AMBAC)	275,000	312,279
5.00%, 10/01/15 (AMBAC)	1,200,000	1,393,620
5.00%, 10/01/17 (AMBAC)	750,000	895,110
5.00%, 10/01/39	850,000	891,301
City of Houston GOL
Series A
5.00%, 03/01/12 (NPFGC)	2,000,000	2,069,120
5.00%, 03/01/27	1,000,000	1,068,760
5.25%, 03/01/28	1,235,000	1,325,451
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17 (AGM)	825,000	985,347
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	750,000	777,990
5.50%, 07/01/39	1,485,000	1,526,981
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36 (AGM)	4,500,000	4,576,815
5.13%, 05/15/28 (NPFGC)	1,000,000	1,043,310
5.25%, 05/15/14 (NPFGC)	1,210,000	1,362,145
6.00%, 11/15/36 (AGM)	1,000,000	1,109,940
Series C
5.00%, 11/15/18	750,000	884,850
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/32 (PR 02/01/17)	40,000	47,549
5.00%, 02/01/32	5,295,000	5,468,570
5.38%, 02/01/14	1,000,000	1,120,320
5.38%, 02/01/16	2,000,000	2,060,820
Series A
5.00%, 02/01/24	3,150,000	3,414,789
City of San Antonio RB Water Revenue
4.50%, 05/15/37 (NPFGC-FGIC)	1,300,000	1,236,885
County of Fort Bend GOL
4.75%, 03/01/31 (NPFGC)	1,485,000	1,506,532
County of Harris GO
Series B
5.00%, 10/01/25	4,000,000	4,284,400
County of Harris GOL
5.25%, 10/01/24 (PR 10/01/14)	785,000	895,489
5.25%, 10/01/24	2,215,000	2,419,644

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	1,000,000	1,016,750
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30 (PSF)	4,000,000	4,214,520
5.00%, 02/15/35 (PSF)	1,200,000	1,238,964
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	250,000	260,630
5.00%, 12/01/36 (AMBAC)	4,735,000	4,839,975
Dallas Independent School District GO
Series A
5.00%, 08/15/25 (PSF)	700,000	746,263
5.00%, 08/15/28 (PSF)	6,500,000	6,893,965
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/20	1,000,000	967,660
Duncanville Independent School District GO
Series B
5.25%, 02/15/32 (PR 02/15/12) (PSF)	1,000,000	1,035,110
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	1,500,000	1,574,055
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,750,000	1,961,540
Klein Independent School District GO
Series A
5.00%, 08/01/38 (PSF)	240,000	248,009
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12	200,000	208,784
5.00%, 05/15/13	595,000	643,850
5.00%, 05/15/40	1,500,000	1,481,865
5.25%, 01/01/15	410,000	471,652
Series A
5.00%, 05/15/35	2,000,000	2,001,380
North East Independent School District GO
5.25%, 02/01/27 (PSF)	30,000	35,372
Series A
5.00%, 08/01/37 (PSF)	500,000	515,745
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31 (NPFGC)	1,500,000	1,555,920
5.00%, 09/01/38	1,700,000	1,744,557
North Texas Tollway Authority RB Highway Revenue Tolls
5.75%, 01/01/38	3,600,000	3,594,924
6.00%, 01/01/21	250,000	255,280
6.00%, 01/01/38 (AGC-ICC)	500,000	523,505
Series A
5.50%, 09/01/36	1,500,000	1,582,860
6.00%, 01/01/28	500,000	535,770
Series B
0.00%, 09/01/31	2,500,000	267,350
0.00%, 09/01/37	1,100,000	187,110
Series C
5.25%, 01/01/19	3,370,000	3,132,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series H
5.00%, 01/01/13	275,000	289,204
Series K-1
5.75%, 01/01/38 (AGM)	250,000	257,568
Series L-2
6.00%, 01/01/38	500,000	533,355
North Texas Tollway Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/28 (NPFGC)	12,090,000	12,268,207
Series E-3
5.75%, 01/01/38	400,000	450,232
Pharr San Juan Alamo Independent School District GO
5.00%, 02/01/38 (PSF)	300,000	309,411
Plano Independent School District GO
Series A
5.25%, 02/15/34	1,700,000	1,793,109
Round Rock Independent School District GO
5.00%, 08/01/33	500,000	524,505
San Antonio Independent School District GO
5.00%, 08/15/23 (PSF)	975,000	1,064,427
State of Texas GO
4.50%, 04/01/33	5,000,000	5,015,000
5.00%, 04/01/26	1,050,000	1,137,633
5.00%, 04/01/27	1,300,000	1,397,903
5.00%, 04/01/28	1,000,000	1,058,520
5.00%, 04/01/30	2,850,000	2,966,793
Series A
4.75%, 04/01/35	5,600,000	5,630,856
5.00%, 04/01/26	2,850,000	3,057,223
5.00%, 04/01/33	5,000,000	5,196,900
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15	2,300,000	2,636,352
5.00%, 01/01/17	1,000,000	1,138,270
Series B
5.00%, 07/01/19	1,500,000	1,654,065
5.00%, 01/01/20	675,000	724,208
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23	500,000	550,710
5.25%, 04/01/14	300,000	337,368
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13	1,000,000	1,082,690
5.00%, 04/01/24	2,000,000	2,197,020
5.00%, 04/01/25	500,000	544,915
5.00%, 04/01/26	1,000,000	1,080,700
5.00%, 04/01/27	4,650,000	4,987,497
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 08/15/12 (AMBAC)	1,990,000	1,766,662
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27	250,000	266,660

		152,529,845

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

UTAH—0.48%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	1,200,000	1,258,260
5.25%, 07/01/20	1,000,000	1,066,190
5.25%, 07/01/22	1,000,000	1,059,860
State of Utah GO
Series A
5.00%, 07/01/13	1,500,000	1,642,680
5.00%, 07/01/17	785,000	938,915
Series C
5.00%, 07/01/15	875,000	1,012,786
5.00%, 07/01/18	150,000	180,414
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/28	1,275,000	1,360,578
5.00%, 06/15/32 (AGM)	1,500,000	1,563,165

		10,082,848
VIRGINIA—0.38%
City of Richmond RB Natural Gas Revenue
5.00%, 01/15/33 (PR 01/15/12) (AGM)	150,000	154,462
County of Fairfax GO
Series A
5.00%, 10/01/11 (SAW)	200,000	203,184
5.00%, 10/01/13 (SAW)	1,500,000	1,657,485
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	375,000	386,569
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20 (NPFGC)	1,000,000	1,173,360
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20	900,000	1,072,134
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14	1,505,000	1,710,177
Series C
5.00%, 08/01/15 (SAW)	680,000	786,386
5.00%, 08/01/19 (SAW)	750,000	895,590

		8,039,347
WASHINGTON—2.42%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32 (AGM)	1,400,000	1,445,682
5.00%, 11/01/36	3,150,000	3,213,945
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	1,200,000	1,267,920
Series B
5.00%, 02/01/24	500,000	557,485
County of King GOL
4.75%, 01/01/34	900,000	903,501
County of King RB Sewer Revenue
5.00%, 01/01/38	4,600,000	4,687,630

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13 (AMBAC)	355,000	387,600
5.00%, 07/01/17	3,000,000	3,538,650
5.00%, 07/01/23	2,000,000	2,286,800
5.00%, 07/01/24	675,000	721,433
5.25%, 07/01/13 (NPFGC)	170,000	186,490
5.25%, 07/01/16	580,000	687,625
5.25%, 07/01/18	125,000	150,023
5.25%, 07/01/18 (NPFGC)	150,000	166,243
5.50%, 07/01/12 (NPFGC)	2,200,000	2,323,882
5.50%, 07/01/13	330,000	363,716
5.50%, 07/01/13 (AGM)	3,000,000	3,161,520
Series C
5.00%, 07/01/14	750,000	842,805
Series D
5.00%, 07/01/11	1,000,000	1,003,990
5.00%, 07/01/12	335,000	352,055
King County School District No. 1 Seattle GOL
Series A
4.25%, 12/01/11 (GTD)	200,000	203,974
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36 (GTD)	1,000,000	1,005,250
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30	1,000,000	1,032,180
5.00%, 06/01/40	2,000,000	1,987,880
State of Washington GO
Series A
5.00%, 07/01/25	1,330,000	1,448,064
5.00%, 07/01/27	4,750,000	5,103,970
5.00%, 07/01/31	3,400,000	3,573,536
Series C
5.00%, 01/01/27	1,000,000	1,068,680
5.00%, 01/01/28	1,000,000	1,062,700
Series E
5.00%, 01/01/31 (AMBAC)	1,500,000	1,552,035
5.00%, 02/01/31	1,500,000	1,581,900
Series R
5.00%, 01/01/21 (AMBAC)	2,685,000	2,962,119

		50,831,283
WEST VIRGINIA—0.01%
State of West Virginia GO
5.00%, 06/01/15 (NPFGC-FGIC)	200,000	229,764

		229,764
WISCONSIN—0.75%
State of Wisconsin GO
Series 1
5.00%, 05/01/18 (NPFGC)	3,000,000	3,367,980
5.50%, 05/01/14 (NPFGC)	2,285,000	2,588,311
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25 (SAP)	2,050,000	2,261,088
5.63%, 05/01/28 (SAP)	1,470,000	1,613,942

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.75%, 05/01/33 (SAP)	2,000,000	2,163,480
6.00%, 05/01/36 (SAP)	1,250,000	1,365,838
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/20 (AGM)	2,000,000	2,382,500

		15,743,139

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,013,592,290)		2,057,446,577

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.09%(a)(b)	12,221,459	12,221,459

		12,221,459

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,221,459)		12,221,459

TOTAL INVESTMENTS IN SECURITIES—98.66%
(Cost: $2,025,813,749)		2,069,668,036
Other Assets, Less Liabilities—1.34%		28,102,895

NET ASSETS—100.00%		$2,097,770,931

COP	- Certificates of Participation
GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAP	- Subject to Appropriations
SAW	- State Aid Withholding
SO	- Special Obligation
ST	- Special Tax
TA	- Tax Allocation

Insured by:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.92%

NEW YORK—97.92%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.38%, 01/15/20	$500,000	$505,730
City of New York GO
Series A
5.00%, 08/01/20 (AGM)	250,000	272,885
5.00%, 08/01/25	400,000	425,512
Series A-1
5.00%, 08/01/17	1,000,000	1,159,110
Series B-1
5.25%, 09/01/20	195,000	224,168
Series C
5.00%, 08/01/19	230,000	267,212
5.50%, 08/01/12	125,000	132,268
Series C-1
5.00%, 10/01/24 (AGM)	250,000	269,680
Series E
4.00%, 08/01/14	220,000	238,924
Series G
5.00%, 08/01/14	500,000	558,490
5.00%, 08/01/24	350,000	375,284
Series H-1
5.00%, 03/01/23	490,000	542,361
Series J
5.00%, 05/15/23	250,000	267,185
5.25%, 06/01/28 (PR 06/01/13)	1,660,000	1,818,364
Series J-1
5.00%, 05/15/33	400,000	409,212
5.00%, 05/15/36	905,000	921,028
Series L-1
5.00%, 04/01/25	810,000	867,218
Series M
5.00%, 04/01/25 (FGIC)	200,000	210,624
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	50,000	51,080
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/17 (NPFGC)	675,000	562,342
5.00%, 02/15/17 (FGIC)	650,000	580,580
5.00%, 02/15/17	2,000,000	1,786,400
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.38%, 09/01/25 (PR 09/01/11)	1,500,000	1,519,425
5.50%, 12/01/11 (AMBAC)	300,000	307,773
5.50%, 04/01/22	500,000	564,610
5.50%, 05/01/33 (BHAC)	625,000	670,512
6.25%, 04/01/33	250,000	278,245
Series B
5.00%, 12/01/35	250,000	250,548

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series C
5.00%, 09/01/35	225,000	225,497
Series D
5.00%, 09/01/12 (NPFGC)	125,000	131,896
Series E
5.00%, 12/01/21 (NPFGC-FGIC)	400,000	430,364
5.00%, 12/01/22 (NPFGC-FGIC)	250,000	266,385
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28 (PR 10/01/15) (FGIC)	430,000	498,606
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28 (NPFGC)	232,500	233,560
5.25%, 11/15/32 (PR 11/15/13)	500,000	557,500
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/24 (SAP)	250,000	257,360
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27	1,300,000	1,416,792
Series A
4.75%, 11/15/27 (NPFGC)	200,000	200,552
5.00%, 11/15/18	250,000	283,893
5.00%, 11/15/25 (NPFGC-FGIC)	500,000	507,715
5.00%, 11/15/30 (AGM)	500,000	501,865
5.00%, 11/15/31 (PR 11/15/11) (NPFGC-FGIC)	650,000	664,170
5.00%, 11/15/31	600,000	600,552
5.50%, 11/15/39	700,000	728,168
Series B
5.00%, 11/15/30 (AMBAC)	1,600,000	1,603,120
5.00%, 11/15/34	900,000	916,128
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28 (BHAC)	235,000	253,831
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39 (FGIC)	245,000	202,679
5.00%, 09/01/16 (FGIC)	390,000	344,074
5.00%, 03/01/31 (FGIC)	210,000	203,326
5.00%, 03/01/36 (NPFGC)	275,000	252,335
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	100,000	101,140
Series B
5.00%, 06/15/14 (AGM)	140,000	157,258
Series CC
5.00%, 06/15/29	185,000	196,483
New York City Municipal Water Finance Authority RB Water Revenue
Series A
5.00%, 06/15/32	300,000	300,108
5.00%, 06/15/38	100,000	101,088
5.00%, 06/15/39	255,000	256,420
Series C
4.75%, 06/15/33	250,000	251,218
5.00%, 06/15/25 (NPFGC)	600,000	636,402
5.00%, 06/15/27 (NPFGC)	455,000	478,915

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series D
5.00%, 06/15/37	250,000	251,993
Series DD
4.75%, 06/15/35	250,000	248,578
4.75%, 06/15/36	980,000	970,063
Series FF-2
5.00%, 06/15/40	500,000	510,605
Series GG-1
5.00%, 06/15/39	1,675,000	1,712,788
5.25%, 06/15/32	750,000	795,885
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 05/01/29	150,000	159,878
Series B
5.00%, 11/01/15	500,000	578,125
5.00%, 11/01/21	250,000	277,103
Series C
5.00%, 11/01/39	500,000	515,125
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (SAW)	235,000	220,428
4.75%, 01/15/38 (SAW)	250,000	243,355
5.00%, 01/15/26 (SAW)	470,000	492,348
Series S-2
5.00%, 01/15/37 (NPFGC-FGIC)	100,000	101,068
Series S-3
5.25%, 01/15/30 (SAW)	500,000	528,905
Series S-4
5.50%, 01/15/39 (SAW)	500,000	524,370
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13	260,000	286,478
5.00%, 11/01/19	350,000	392,224
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/20	1,000,000	1,114,470
5.00%, 08/01/21	725,000	786,806
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/15 (AMBAC)	380,000	361,646
5.00%, 11/15/30 (AMBAC)	375,000	376,477
5.00%, 11/15/35 (AMBAC)	500,000	488,265
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/12 (GOI)	250,000	259,728
5.00%, 04/01/19	500,000	577,205
5.00%, 04/01/20	50,000	57,225
Series B
5.00%, 04/01/19 (GOI)	285,000	334,838
Series C
5.50%, 04/01/17 (GOI)	400,000	468,672
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
4.50%, 11/15/17 (NPFGC)	480,000	459,048
5.00%, 11/15/19 (PR 11/15/12)	125,000	133,460
5.25%, 11/15/16 (PR 11/15/12)	250,000	267,828

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	1,000,000	1,087,140
5.00%, 09/01/38	380,000	385,616
5.13%, 07/01/34 (AMBAC)	300,000	301,641
Series E
6.13%, 01/01/31	250,000	277,965
New York State Dormitory Authority RB Health, Hospital, Nursing Home Revenue
5.25%, 08/15/31 (PR 08/15/11) (NPFGC)	550,000	555,659
5.50%, 07/01/23 (NPFGC)	200,000	233,008
5.50%, 05/01/37	350,000	350,427
5.75%, 05/01/37	40,000	40,838
Series A
5.25%, 08/15/15 (AGM FHA)	605,000	656,485
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 02/15/19	285,000	334,601
5.00%, 03/15/28	500,000	531,885
Series B
5.00%, 03/15/28	200,000	214,366
Series C
5.00%, 03/15/22	1,000,000	1,114,170
5.00%, 03/15/25	525,000	569,551
5.00%, 12/15/31	250,000	260,038
Series D
5.00%, 03/15/13	250,000	269,755
Series F
5.00%, 03/15/30	250,000	257,983
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	500,000	561,555
5.00%, 07/01/22	250,000	273,708
Series A
5.25%, 05/15/15	450,000	499,513
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23 (NPFGC)	1,200,000	1,247,016
5.50%, 10/01/17 (NPFGC)	225,000	236,954
New York State Environmental Facilities Corp. RB Water Revenue
4.75%, 06/15/31	1,000,000	1,023,810
5.00%, 06/15/30	750,000	778,087
Series A
5.13%, 06/15/38	350,000	362,225
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12	250,000	260,188
Series A
5.00%, 04/01/27	750,000	800,422
5.25%, 04/01/12 (NPFGC)	95,000	98,878
Series B
4.13%, 04/01/19 (AMBAC)	500,000	533,690
5.00%, 04/01/12 (AGM)	225,000	233,717
5.00%, 04/01/13 (NPFGC-FGIC)	415,000	448,279
5.00%, 04/01/15 (AGM)	800,000	910,968
5.00%, 04/01/17 (NPFGC-FGIC)	300,000	337,944
5.50%, 04/01/20 (AMBAC)	250,000	302,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Series H
4.00%, 01/01/18 (NPFGC)	100,000	107,292
5.00%, 01/01/19 (NPFGC)	400,000	445,692
5.00%, 01/01/21 (NPFGC)	225,000	244,685
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16	250,000	284,420
5.00%, 04/01/19	670,000	762,152
Series B
5.00%, 04/01/14	400,000	445,356
New York State Thruway Authority RB Transit Revenue
Series A
5.00%, 03/15/18	500,000	586,170
5.00%, 03/15/26	300,000	323,508
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	250,000	294,897
Series A
5.00%, 03/15/16	250,000	290,420
Series A-1
5.00%, 12/15/16	400,000	471,068
Series B
5.00%, 03/15/32	250,000	258,093
Series B-1
5.00%, 03/15/28	250,000	267,958
5.00%, 03/15/36	500,000	512,605
5.25%, 03/15/38	120,000	125,129
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	750,000	830,430
Series D
5.25%, 01/01/17	160,000	185,323

5.25%, 01/01/20	250,000	286,250
5.63%, 01/01/28	400,000	433,164
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 09/15/39 (GOI)	475,000	456,594
4.75%, 07/15/31 (GOI)	200,000	203,986
4.75%, 11/15/32 (GOI)	200,000	204,006
5.00%, 10/01/27 (GOI)	700,000	729,183
5.00%, 12/01/29 (GOI)	925,000	965,376
5.00%, 07/15/35 (GOI)	200,000	205,046
5.00%, 10/01/35 (GOI)	550,000	560,785
5.00%, 09/15/36 (GOI)	200,000	205,310
5.00%, 01/15/41 (GOI)	250,000	256,908
Series 2
5.00%, 09/01/38 (GOI)	900,000	912,654
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17 (NPFGC)	825,000	918,266
5.00%, 10/15/20 (NPFGC)	142,500	157,273
5.00%, 10/15/23 (NPFGC)	405,000	442,134
5.00%, 10/15/29 (AMBAC)	625,000	644,506
5.00%, 10/15/32 (AMBAC)	700,000	716,296
5.25%, 10/15/18 (NPFGC)	500,000	559,215
5.25%, 10/15/19 (NPFGC)	185,000	206,458

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

State of New York GO
Series C
5.00%, 04/15/13	100,000	108,232
5.00%, 04/15/14	50,000	55,840
5.00%, 04/15/15	500,000	571,345
5.00%, 04/15/16	500,000	565,485
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37 (GOI)	775,000	791,407
Series A
5.00%, 01/01/27 (GOI)	500,000	502,780
5.13%, 01/01/31 (PR 01/01/12)	415,000	426,661
5.25%, 01/01/28 (PR 01/01/22) (GOI)	65,000	81,393
Series B
5.25%, 11/15/13 (GOI)	200,000	222,080
Series C
5.00%, 11/15/38 (GOI)	300,000	306,546
Series D
5.00%, 11/15/23	500,000	545,850
5.00%, 11/15/31	650,000	678,327
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	600,000	617,310

		81,613,330

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $78,927,439)		81,613,330

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.95%

MONEY MARKET FUNDS—0.95%
BlackRock Liquidity Funds - New York Money Fund, Institutional Shares
0.04%(a)(b)	790,438	790,438

		790,438

TOTAL SHORT-TERM INVESTMENTS
(Cost: $790,438)		790,438

TOTAL INVESTMENTS IN SECURITIES—98.87%
(Cost: $79,717,877)		82,403,768
Other Assets, Less Liabilities—1.13%		941,768

NET ASSETS—100.00%		$83,345,536

GO	- General Obligation
GOI	- General Obligation of the Issuer
PR	- Prerefunded
RB	- Revenue Bond
SAP	- Subject to Appropriations
SAW	- State Aid Withholding

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Insured by:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Administration
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.77%

ALABAMA—0.42%
Alabama Public School & College Authority RB Sales Tax Revenue
5.00%, 12/01/11	$250,000	$255,907
Series A
5.00%, 05/01/14	500,000	558,420
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/43 (PR 01/01/13) (NPFGC)	900,000	964,827

		1,779,154
ARIZONA—1.62%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13 (NPFGC)	260,000	279,053
5.25%, 09/01/17 (PR 03/01/13) (NPFGC)	675,000	730,789
Arizona School Facilities Board RB Miscellaneous Taxes
5.50%, 07/01/13 (PR 07/01/11)	725,000	728,204
5.50%, 07/01/17 (PR 07/01/11)	500,000	502,210
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/11	350,000	351,365
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15 (AMBAC)	1,250,000	1,370,025
5.25%, 07/01/12 (AMBAC)	310,000	325,094
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14 (NPFGC)	500,000	544,510
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15	820,000	902,107
Series C
5.00%, 01/01/12	1,000,000	1,027,850

		6,761,207
CALIFORNIA—19.40%
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15	860,000	979,291
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.13%, 05/01/18 (PR 05/01/12)	725,000	764,484
5.25%, 05/01/12 (NPFGC)	1,580,000	1,652,696
5.25%, 05/01/20 (PR 05/01/12)	1,325,000	1,398,670
5.38%, 05/01/17 (PR 05/01/12) (XLCA)	1,300,000	1,373,775
5.38%, 05/01/18 (PR 05/01/12) (AMBAC)	1,980,000	2,092,365
5.38%, 05/01/22 (PR 05/01/12)	1,160,000	1,225,830
5.50%, 05/01/13 (PR 05/01/12) (AMBAC)	265,000	280,341
5.50%, 05/01/13 (AMBAC)	135,000	142,282

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.50%, 05/01/14 (PR 05/01/12) (AMBAC)	1,010,000	1,068,469
5.50%, 05/01/16 (PR 05/01/12) (AMBAC)	4,295,000	4,543,638
5.75%, 05/01/17 (PR 05/01/12)	1,600,000	1,696,288
5.88%, 05/01/16 (PR 05/01/12)	300,000	318,396
6.00%, 05/01/13 (PR 05/01/12)	700,000	743,722
6.00%, 05/01/15 (PR 05/01/12)	300,000	318,738
Series L
2.00%, 05/01/12	500,000	508,130
4.00%, 05/01/15	100,000	110,762
5.00%, 05/01/15	2,645,000	3,032,783
Series M
5.00%, 05/01/14	250,000	279,748
5.00%, 05/01/15	1,750,000	2,006,567
5.00%, 05/01/16	500,000	584,035
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	315,000	330,967
5.00%, 06/15/13	5,795,000	6,204,764
City of Vernon RB Electric Power & Light Revenues
Series A
5.25%, 08/01/14	100,000	107,114
Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14) (AGM)	400,000	451,420
East Bay Municipal Utility District RB Water Revenue
5.00%, 06/01/26 (PR 06/01/11) (NPFGC)	950,000	950,000
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29 (PR 08/01/15) (FGIC)	1,000,000	1,162,960
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13 (NPFGC)	375,000	409,436
Los Angeles Unified School District GO
5.75%, 07/01/14 (NPFGC)	400,000	453,884
Series A
5.00%, 07/01/13 (NPFGC)	625,000	677,769
5.00%, 07/01/22 (PR 07/01/13) (AGM)	500,000	547,120
5.00%, 07/01/23 (PR 07/01/13) (AGM)	2,775,000	3,036,516
5.00%, 07/01/24 (PR 07/01/13) (AGM)	285,000	311,858
5.00%, 01/01/28 (PR 07/01/13) (NPFGC)	250,000	273,560
Series E
5.13%, 07/01/22 (PR 07/01/12) (NPFGC)	530,000	557,576
Series F
5.00%, 07/01/25 (PR 07/01/13) (FGIC)	725,000	793,324
5.00%, 01/01/28 (PR 07/01/13) (FGIC)	500,000	547,120
Series KY
5.00%, 07/01/14	1,050,000	1,168,051

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13	150,000	163,971
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/11 (NPFGC)	500,000	501,900
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14) (AMBAC)	500,000	572,580
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15	375,000	424,016
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500,000	443,645
6.75%, 07/01/11	230,000	231,214
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13) (AMBAC)	605,000	661,616
State of California GO
4.00%, 08/01/14	1,000,000	1,078,150
4.00%, 08/01/15	200,000	217,960
5.00%, 03/01/12	2,250,000	2,320,087
5.00%, 05/01/12	500,000	519,150
5.00%, 02/01/13	250,000	266,273
5.00%, 03/01/13	950,000	1,014,609
5.00%, 03/01/14	2,300,000	2,523,284
5.00%, 03/01/14 (NPFGC-FGIC)	500,000	548,540
5.00%, 05/01/14	500,000	550,960
5.00%, 08/01/14	320,000	354,870
5.00%, 03/01/15	1,025,000	1,147,908
5.00%, 04/01/15	500,000	561,070
5.00%, 06/01/15	200,000	225,320
5.00%, 11/01/15	2,250,000	2,556,382
5.00%, 03/01/16	200,000	228,262
5.00%, 02/01/29 (PR 02/01/14)	600,000	670,158
5.00%, 02/01/33 (PR 02/01/14)	1,165,000	1,301,223
5.13%, 11/01/11	2,715,000	2,763,843
5.13%, 06/01/31 (PR 06/01/11)	375,000	375,000
5.25%, 02/01/14	100,000	108,242
5.25%, 04/01/29 (PR 04/01/14)	1,000,000	1,130,890
5.50%, 03/01/13 (NPFGC-FGIC)	200,000	200,740
5.50%, 04/01/28 (PR 04/01/14)	500,000	568,950
Series A
3.50%, 07/01/11	150,000	150,365
5.00%, 07/01/11	1,300,000	1,304,771
5.00%, 07/01/11 (NPFGC)	750,000	752,992
5.00%, 07/01/12 (NPFGC)	1,305,000	1,370,102
5.00%, 07/01/15 (PR 07/01/14)	250,000	283,553
5.00%, 07/01/15 (NPFGC)	1,000,000	1,100,930
5.25%, 07/01/12	1,155,000	1,211,872
5.25%, 07/01/13	715,000	777,956
5.25%, 07/01/13 (NPFGC)	255,000	278,792
5.25%, 07/01/14	1,720,000	1,951,495
5.25%, 07/01/14 (NPFGC-FGIC)	1,500,000	1,684,305
Series B
3.50%, 07/01/23	600,000	636,204
5.00%, 07/01/23 (PR 07/01/11)	475,000	476,853
5.00%, 07/01/23	790,000	875,273

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

University of California RB College & University Revenue
Series A
5.00%, 05/15/13 (AMBAC)	810,000	879,895

		81,070,620

COLORADO—0.72%
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/13 (NPFGC-FGIC)	410,000	454,838
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13 (NPFGC)	1,455,000	1,601,387
5.50%, 06/15/15 (NPFGC)	800,000	935,744

		2,991,969
CONNECTICUT—2.11%
State of Connecticut GO
Series A
3.50%, 01/01/16	500,000	526,675
5.00%, 01/01/14	3,715,000	4,109,087
Series C
5.00%, 12/01/15	500,000	580,680
5.50%, 12/15/12	175,000	188,729
5.50%, 12/15/14	420,000	485,361
Series D
5.00%, 01/01/14	1,000,000	1,106,080
5.13%, 11/15/18 (PR 11/15/11)	450,000	460,053
Series E
5.50%, 11/15/12	1,000,000	1,074,440
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14	265,000	293,747

		8,824,852
DISTRICT OF COLUMBIA—0.32%
District of Columbia GO
Series B
5.50%, 06/01/11 (AGM)	285,000	285,000
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/12	580,000	619,823
5.00%, 12/01/13	400,000	442,656

		1,347,479
FLORIDA—2.92%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35 (PR 10/01/15) (AGM)	1,075,000	1,251,924
County of Miami-Dade RB Water Revenue
Series B
5.00%, 10/01/14 (AGM)	1,000,000	1,118,730
County of Orange RB Miscellaneous Revenue
5.13%, 10/01/30 (PR 04/01/12) (AMBAC)	600,000	624,486
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	250,000	261,635
5.00%, 07/01/13	1,485,000	1,596,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 07/01/15	1,945,000	2,143,740
Florida State Board of Education GO
Series A
5.00%, 01/01/15	570,000	643,598
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12 (NPFGC)	300,000	314,667
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500,000	1,626,645
Florida State Department of Transportation RB Highway Revenue Tolls
5.25%, 07/01/11 (AGM)	215,000	215,877
JEA RB Electric Power & Light Revenues Issue 2,
Series 17
5.25%, 10/01/11	1,350,000	1,372,235
Tampa Bay Water RB Water Revenue
6.00%, 10/01/24 (PR 10/01/11) (FGIC)	1,000,000	1,019,350

		12,189,514
GEORGIA—3.25%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15	500,000	548,885
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12 (NPFGC)	1,000,000	1,046,720
5.00%, 06/01/13 (NPFGC)	350,000	380,681
5.00%, 06/01/14 (NPFGC)	1,000,000	1,120,300
Henry County School District GO
Series A
5.00%, 04/01/12 (SAW)	2,775,000	2,881,421
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16	100,000	111,587
Richmond County Board of Education GO
5.00%, 10/01/11 (SAW)	4,625,000	4,698,306
State of Georgia GO
Series B
5.00%, 05/01/19 (PR 05/01/12)	1,020,000	1,064,656
5.00%, 05/01/20 (PR 05/01/12)	400,000	417,512
Series C
5.50%, 07/01/12	500,000	528,435
5.50%, 07/01/14	500,000	572,085
Series E
4.00%, 07/01/13	200,000	214,836

		13,585,424
HAWAII—1.06%
City & County of Honolulu RB Sewer Revenue Senior Series 2001
5.13%, 07/01/31 (PR 07/01/11) (AMBAC)	500,000	502,055
State of Hawaii GO
Series DG
5.00%, 07/01/12 (AMBAC)	1,450,000	1,522,022
5.00%, 07/01/13 (AMBAC)	1,135,000	1,235,754
5.00%, 07/01/14 (AMBAC)	1,030,000	1,153,775

		4,413,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

ILLINOIS—3.19%
Chicago Board of Education GO
Series C
5.00%, 12/01/31 (PR 12/01/11) (AGM)	550,000	563,139
City of Chicago GO
Series A
5.00%, 01/01/15 (AGM)	545,000	589,080
5.00%, 01/01/34 (PR 01/01/14) (AGM)	1,200,000	1,331,868
City of Chicago RB Port Airport & Marina Revenue
Series B
5.25%, 01/01/14 (NPFGC-FGIC)	500,000	540,180
5.25%, 01/01/15 (NPFGC-FGIC)	750,000	824,857
City of Chicago RB Water Revenue
5.00%, 11/01/31 (PR 11/01/11) (AMBAC)	550,000	560,890
County of Cook GO
Series C
5.00%, 11/15/12	250,000	264,163
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14 (AGM)	700,000	763,035
5.50%, 01/01/15 (AGM)	500,000	556,000
Series A-1
5.00%, 01/01/26 (PR 07/01/16) (AGM)	1,000,000	1,183,040
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15 (NPFGC-FGIC)	580,000	522,555
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.25%, 06/15/11 (NPFGC)	695,000	696,291
State of Illinois GO
4.00%, 04/01/15	290,000	301,380
5.00%, 01/01/15	500,000	539,015
First Series
5.38%, 07/01/15 (PR 07/01/2012) (NPFGC)	150,000	158,193
5.50%, 08/01/13 (NPFGC)	500,000	536,215
5.50%, 08/01/14 (NPFGC)	860,000	942,035
Series B
5.00%, 03/01/13	550,000	577,775
5.00%, 01/01/14	1,000,000	1,068,620
5.00%, 03/01/14	370,000	396,677
Series XLCA
5.50%, 08/01/15 (XLCA-ICR NPFGC)	370,000	408,680

		13,323,688
INDIANA—0.51%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28 (PR 06/01/13) (AGM)	500,000	543,810
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.25%, 07/01/33 (PR 07/01/12) (NPFGC)	1,500,000	1,580,745

		2,124,555

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

KANSAS—0.20%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12	780,000	825,763

		825,763
KENTUCKY—0.33%
Kentucky State Property & Building Commission RB Lease Appropriation
5.00%, 08/01/22 (PR 08/01/15) (AGM)	100,000	116,430
5.25%, 10/01/13 (AGM)	350,000	385,500
5.25%, 10/01/14 (AGM)	250,000	283,115
5.25%, 10/01/15 (AGM)	500,000	577,460

		1,362,505
LOUISIANA—0.79%
Louisiana Public Facilities Authority RB College & University Revenue
Series A
5.13%, 07/01/27 (PR 07/01/12) (AMBAC)	265,000	278,610
State of Louisiana GO
Series A
5.00%, 08/01/11 (NPFGC)	800,000	806,352
5.00%, 08/01/15 (NPFGC)	510,000	587,541
5.00%, 10/15/18 (PR 10/15/14) (AMBAC)	1,430,000	1,632,717

		3,305,220
MARYLAND—2.28%
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/12	400,000	417,372
5.00%, 05/01/14	360,000	403,610
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	325,000	351,228
5.00%, 03/01/14	225,000	251,377
State of Maryland GO
5.00%, 02/15/19 (PR 02/15/15)	260,000	298,298
5.25%, 03/01/12	750,000	778,215
5.25%, 03/01/16	250,000	296,188
First Series
5.00%, 03/01/15	1,595,000	1,827,567
Second Series
5.00%, 07/15/13	530,000	581,124
5.00%, 08/01/13	600,000	658,932
5.00%, 08/01/15 (PR 08/01/13)	825,000	905,594
Second Series A
5.00%, 08/01/11	500,000	503,980
5.00%, 08/01/12	230,000	242,719
5.00%, 08/01/17 (PR 08/01/15)	500,000	581,970
Second Series B
5.00%, 08/01/14	1,285,000	1,454,491

		9,552,665
MASSACHUSETTS—8.28%
Commonwealth of Massachusetts GO
5.00%, 03/01/21 (PR 03/01/15) (AGM)	100,000	114,752
Series A
5.00%, 08/01/12	600,000	633,144
5.00%, 08/01/14	1,970,000	2,219,934

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.00%, 03/01/22 (PR 03/01/15)	400,000	459,008
5.00%, 03/01/23 (PR 03/01/15) (AGM)	500,000	573,760
5.25%, 08/01/13	1,000,000	1,101,540
6.00%, 11/01/11	200,000	204,784
Series B
5.00%, 08/01/15	235,000	270,833
Series D
5.25%, 10/01/21 (PR 10/01/13)	125,000	138,570
Commonwealth of Massachusetts GOL
5.00%, 07/01/12	1,270,000	1,335,367
Series B
5.00%, 08/01/23 (PR 08/01/14)	2,200,000	2,492,248
Series C
5.00%, 05/01/12	2,000,000	2,087,240
5.00%, 09/01/12	2,825,000	2,991,618
5.00%, 01/01/15	2,000,000	2,268,780
5.00%, 09/01/25 (PR 09/01/15)	1,180,000	1,373,544
5.50%, 11/01/11 (AGM)	275,000	281,053
5.50%, 11/01/12 (AGM)	700,000	751,415
5.50%, 11/01/13 (FGIC)	1,900,000	2,123,459
5.50%, 11/01/14 (NPFGC-FGIC)	310,000	357,080
Series E
5.25%, 01/01/20 (PR 01/01/13) (AGM)	250,000	268,785
5.50%, 01/01/15 (PR 01/01/13)	600,000	647,448
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/22 (PR 06/01/12) (FGIC)	350,000	366,317
5.38%, 06/01/20 (PR 06/01/12) (FGIC)	500,000	525,180
5.50%, 06/01/15 (NPFGC-FGIC)	385,000	444,409
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14) (FGIC)	550,000	608,641
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/11 (AGM)	530,000	542,773
5.00%, 12/15/12 (AGM)	500,000	532,690
5.00%, 12/15/13 (AGM)	350,000	385,567
5.00%, 12/15/14 (AGM)	340,000	383,472
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/27 (PR 07/01/12) (FGIC)	700,000	735,399
5.00%, 07/01/34 (PR 07/01/14)	2,000,000	2,264,480
5.25%, 07/01/12	900,000	948,447
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13 (AGM)	800,000	877,560
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15	1,000,000	1,109,080
Massachusetts State Water Pollution Abatement RB Water Revenue
Series A
5.25%, 08/01/15	1,000,000	1,166,590
Massachusetts Water Resources Authority RB Water Revenue
Series D
5.50%, 08/01/11 (NPFGC)	1,000,000	1,008,840

		34,593,807

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

MICHIGAN—1.36%
City of Detroit RB Sewer Revenue
Series A
5.00%, 07/01/32 (PR 07/01/13) (AGM)	765,000	836,589
City of Detroit RB Water Revenue
Series A
5.25%, 07/01/33 (PR 07/01/11) (FGIC)	110,000	110,425
Series B
5.25%, 07/01/32 (PR 07/01/13) (NPFGC)	170,000	186,155
Detroit City School District GO
Series A
5.13%, 05/01/31 (PR 05/01/12) (AGM)	750,000	782,842
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/12 (AGM)	815,000	864,747
State of Michigan GO
5.50%, 12/01/13	1,000,000	1,106,430
State of Michigan RB Miscellaneous Revenue
Series A
5.25%, 11/01/30 (PR 11/01/11) (AGM)	1,750,000	1,786,470

		5,673,658
MINNESOTA—1.55%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (AMBAC)	125,000	137,905
5.25%, 01/01/15 (AMBAC)	920,000	1,039,563
State of Minnesota GO
5.00%, 10/01/12	1,350,000	1,434,929
Series A
5.00%, 08/01/15	1,000,000	1,159,540
Series D
5.00%, 08/01/14	1,100,000	1,245,090
Series F
4.00%, 08/01/13	925,000	995,929
Series H
5.00%, 11/01/14	400,000	456,216

		6,469,172
MISSISSIPPI—0.04%
State of Mississippi GO
Series A
5.25%, 11/01/14	150,000	171,687

		171,687
MISSOURI—0.32%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	660,000	735,121
Series A
5.00%, 05/01/14	525,000	589,575

		1,324,696

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

NEVADA—1.56%
Clark County School District GOL
Series B
4.00%, 06/15/11	1,300,000	1,301,846
Series C
5.00%, 06/15/22 (PR 06/15/12) (NPFGC)	500,000	524,565
5.00%, 06/15/23 (PR 12/15/15) (AGM)	2,000,000	2,349,160
County of Clark RB Port Airport & Marina Revenue
Series B
5.25%, 07/01/34 (PR 07/01/11) (FGIC)	500,000	502,105
State of Nevada GOL
Series A
5.00%, 02/01/15	1,000,000	1,114,120
Truckee Meadows Water Authority RB Water Revenue
Series A
5.13%, 07/01/30 (PR 07/01/11) (AGM)	710,000	712,918

		6,504,714
NEW JERSEY—7.98%
New Jersey Building Authority RB Lease Appropriation
Series B
5.00%, 06/15/13	425,000	455,264
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/12	500,000	519,470
5.00%, 05/01/13	125,000	133,292
5.25%, 06/15/15 (PR 06/15/11) (AMBAC)	1,100,000	1,102,156
Series EE
5.00%, 09/01/15	1,000,000	1,104,550
Series F
5.00%, 06/15/24 (PR 06/15/13) (FGIC)	2,750,000	3,002,120
5.00%, 06/15/28 (PR 06/15/13)	935,000	1,020,721
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13 (FGIC)	300,000	310,752
New Jersey Educational Facilities Authority RB College & University Revenue
Series A
5.25%, 09/01/21 (PR 09/01/12) (AMBAC)	525,000	557,077
New Jersey State Turnpike Authority RB Highway Revenue Tolls
5.50%, 01/01/15 (FGIC GOI)	250,000	291,037
Series A
6.00%, 01/01/14 (NPFGC)	1,225,000	1,391,600
Series C
6.50%, 01/01/13 (NPFGC)	650,000	712,517
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14 (AMBAC)	770,000	845,583
Series B
5.50%, 09/15/12 (AMBAC)	950,000	1,001,290
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13 (AMBAC)	400,000	433,000
5.50%, 09/15/14 (AMBAC)	800,000	884,848

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15 (AMBAC)	510,000	577,687
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13 (NPFGC)	680,000	743,036
5.75%, 06/15/15	200,000	237,722
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.25%, 12/15/12 (NPFGC-FGIC)	250,000	267,005
5.25%, 12/15/13 (NPFGC-FGIC)	300,000	327,810
5.25%, 12/15/14 (NPFGC)	625,000	697,144
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19 (PR 06/15/15) (AGM)	145,000	168,052
Series A
5.50%, 12/15/13 (AMBAC)	425,000	467,037
5.50%, 12/15/14 (AMBAC)	1,000,000	1,123,950
Series B
5.00%, 12/15/21 (PR 12/15/11) (NPFGC)	500,000	512,785
6.00%, 12/15/18 (PR 12/15/11) (NPFGC)	500,000	515,480
Series C
5.00%, 06/15/12	1,780,000	1,866,811
5.25%, 06/15/11 (NPFGC)	700,000	701,365
5.25%, 06/15/16 (PR 06/15/15) (FGIC)	135,000	157,563
5.25%, 06/15/18 (PR 06/15/15) (FGIC)	585,000	682,771
5.50%, 06/15/19 (PR 06/15/13)	500,000	550,595
5.50%, 06/15/21 (PR 06/15/13)	500,000	550,595
5.50%, 06/15/22 (PR 06/15/13)	50,000	55,060
5.50%, 06/15/23 (PR 06/15/13)	740,000	814,881
5.75%, 12/15/12 (AGM)	500,000	538,990
Series D
5.00%, 06/15/16 (PR 06/15/15) (AGM)	750,000	834,750
5.00%, 06/15/17 (PR 06/15/15) (AMBAC)	2,000,000	2,317,960
State of New Jersey GO
5.00%, 08/01/13	1,400,000	1,526,924
Series H
5.25%, 07/01/12	1,500,000	1,578,300
5.25%, 07/01/14	1,175,000	1,320,900
Series L
5.25%, 07/15/13 (AMBAC)	425,000	465,048

		33,365,498
NEW MEXICO—0.62%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	100,000	116,285
5.25%, 06/15/21 (PR 06/15/14) (NPFGC)	900,000	1,023,354
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12 (AMBAC)	1,400,000	1,467,046

		2,606,685

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

NEW YORK—14.38%
City of New York GO
Series A-1
4.00%, 08/01/14	400,000	434,408
5.00%, 08/01/12	730,000	768,208
5.00%, 08/01/13	425,000	462,715
5.00%, 08/01/14	300,000	335,094
Series B
5.00%, 08/01/13	600,000	653,244
5.00%, 08/01/14	345,000	385,358
Series B-1
5.00%, 09/01/15	500,000	570,960
Series C
5.00%, 08/01/14	295,000	329,509
5.00%, 08/01/14 (CIFG)	275,000	306,807
5.25%, 08/01/11	1,000,000	1,008,130
Series C-1
5.00%, 10/01/11	440,000	446,794
Series D
5.00%, 08/01/15	125,000	142,453
Series E
4.00%, 08/01/14	400,000	434,408
5.00%, 08/01/15	1,055,000	1,202,299
Series F-1
5.25%, 09/01/14	290,000	326,984
Series G
5.00%, 08/01/11	320,000	322,470
5.00%, 08/01/14	600,000	670,188
5.00%, 08/01/15	700,000	797,734
Series I
5.00%, 08/01/11	600,000	604,632
5.00%, 08/01/13	765,000	832,886
5.00%, 08/01/14	350,000	390,943
Series J-1
5.00%, 08/01/11	945,000	952,295
Long Island Power Authority RB Electric Power & Light Revenues
Series 2010A
5.00%, 05/01/14	500,000	552,685
5.00%, 05/01/15	1,500,000	1,690,230
Series A
5.50%, 12/01/11 (AMBAC)	620,000	636,064
5.50%, 12/01/12 (AGM)	175,000	188,370
Series D
5.00%, 09/01/12 (NPFGC)	1,460,000	1,540,548
Series F
5.00%, 05/01/12 (NPFGC)	200,000	208,322
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14 (NPFGC)	750,000	829,762
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/13	500,000	544,920
5.00%, 11/15/16	1,000,000	1,021,360
Series A
5.00%, 11/15/11 (AGM)	250,000	255,393
5.00%, 11/15/31 (PR 11/15/11) (NPFGC-FGIC)	765,000	781,677

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

5.50%, 11/15/13 (AMBAC)	1,010,000	1,111,020
5.50%, 11/15/14 (AMBAC)	2,640,000	2,979,451
Series B-1
5.00%, 07/01/17 (PR 01/01/12) (AMBAC)	270,000	277,552
Series H
5.25%, 11/15/11	500,000	510,850
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14 (AGM)	340,000	381,912
New York City Municipal Water Finance Authority RB Water Revenue
Series D
5.00%, 06/15/11	1,000,000	1,001,880
New York City Transitional Finance Authority RB Income Tax Revenue
Series D-2
5.00%, 11/01/12	1,225,000	1,304,809
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13	1,375,000	1,515,030
5.00%, 11/01/14	675,000	763,344
New York City Transitional Finance Authority RB Sales Tax Revenue
Series B
5.00%, 11/01/11	650,000	662,753
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/12 (GOI)	500,000	519,455
5.00%, 04/01/13 (GOI)	215,000	232,366
Series A-1
5.00%, 04/01/12 (AGM)	2,000,000	2,077,820
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
5.25%, 11/15/16 (PR 11/15/12)	250,000	267,828
5.25%, 11/15/18 (PR 11/15/12)	625,000	669,569
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15	300,000	339,588
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	555,000	644,732
Series C
5.00%, 03/15/15	1,240,000	1,413,898
Series E
5.00%, 02/15/15	1,550,000	1,763,435
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15 (NPFGC-FGIC)	150,000	169,794
Series A
5.25%, 05/15/15	450,000	499,514
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12	1,000,000	1,040,750
Series A
5.00%, 04/01/12	500,000	519,370
Series B
5.00%, 04/01/12 (AGM)	125,000	129,843
5.00%, 04/01/13 (NPFGC-FGIC)	2,070,000	2,235,993
5.00%, 04/01/14 (AGM)	1,650,000	1,837,093
5.00%, 04/01/15 (AGM)	720,000	819,871

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	305,000	354,312
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	550,000	589,809
Series B
5.00%, 04/01/15	240,000	273,290
5.00%, 04/01/16	880,000	1,020,078
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15	750,000	839,565
Series D
5.00%, 01/01/14	285,000	312,312
5.00%, 01/01/15	2,250,000	2,518,695
State of New York GO
Series C
3.00%, 02/01/12	1,000,000	1,018,350
5.00%, 04/15/13	685,000	741,389
5.00%, 04/15/14	1,000,000	1,116,800
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/32 (PR 01/01/12) (GOI)	1,000,000	1,027,670
5.13%, 01/01/31 (PR 01/01/12)	585,000	601,438
Series B
5.25%, 11/15/12 (GOI)	750,000	803,002
5.25%, 11/15/14 (GOI)	1,500,000	1,713,510
Series B1
5.00%, 11/15/13 (GOI)	250,000	273,225
Series B3
5.00%, 11/15/15 (GOI)	500,000	562,790

		60,083,605
NORTH CAROLINA—1.84%
County of Mecklenburg GO
Series A
5.00%, 08/01/13	735,000	807,192
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500,000	553,805
5.00%, 01/01/16	350,000	392,497
Series D
5.50%, 01/01/14	275,000	302,841
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (AMBAC)	900,000	959,337
5.25%, 01/01/15	250,000	280,630
5.50%, 01/01/13	630,000	676,488
State of North Carolina GO
5.00%, 03/01/13	250,000	270,190
Series A
5.00%, 03/01/16	800,000	938,608
Series B
5.00%, 04/01/12	1,000,000	1,039,690
5.00%, 04/01/14	1,320,000	1,478,347

		7,699,625

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

OHIO—1.07%
Cincinnati City School District GO
5.00%, 12/01/31 (PR 12/01/13) (AGM)	800,000	887,064
City of Columbus GO
Series A
4.00%, 06/01/14	1,000,000	1,093,580
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/11	1,025,000	1,026,886
State of Ohio RB Lease Appropriation
Series II
5.00%, 08/01/11 (AMBAC)	500,000	503,940
5.00%, 08/01/12 (AMBAC)	905,000	953,544

		4,465,014
OKLAHOMA—0.21%
Grand River Dam Authority RB Electric Power & Light Revenues
6.25%, 06/01/11 (AMBAC)	160,000	160,000
Series A
5.00%, 06/01/12 (AGM)	690,000	721,561

		881,561
OREGON—1.03%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	1,050,000	1,178,635
Oregon State Department of Administrative Services RB Miscellaneous Revenue
5.00%, 09/01/11 (AGM)	1,000,000	1,011,900
Series A
5.00%, 04/01/13 (AGM)	1,500,000	1,621,875
Oregon State Department of Transportation RB Highway Revenue Tolls
Series A
5.13%, 11/15/26 (PR 11/15/12)	450,000	481,068

		4,293,478
PENNSYLVANIA—2.95%
City of Philadelphia RB Sewer Revenue
Series A
5.00%, 11/01/31 (PR 11/01/12) (NPFGC-FGIC)	115,000	122,561
City of Philadelphia RB Water Revenue
5.25%, 12/15/11 (AMBAC)	125,000	128,109
Series A
5.00%, 06/15/14	1,500,000	1,638,390
Commonwealth of Pennsylvania GO
5.50%, 02/01/13	175,000	189,611
Series 2
5.00%, 07/01/11 (NPFGC)	500,000	501,985
5.00%, 07/01/13 (NPFGC-FGIC)	2,280,000	2,490,376
5.00%, 03/01/16	350,000	408,349
5.00%, 01/01/21 (PR 01/01/16)	615,000	719,513
Series 3
5.00%, 09/01/11	410,000	414,871
5.00%, 09/01/13	400,000	439,452
5.00%, 09/01/14 (AGM)	1,425,000	1,613,171
Series A
5.00%, 05/01/14	1,000,000	1,119,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12	1,150,000	1,199,484
Pennsylvania Turnpike Commission RB Miscellaneous Revenue
5.00%, 07/15/41 (PR 07/15/11) (AMBAC)	550,000	558,728
Philadelphia School District GO
Series A
5.50%, 02/01/31 (PR 02/01/12) (AGM)	750,000	776,295

		12,320,195
PUERTO RICO—3.67%
Commonwealth of Puerto Rico GO
5.25%, 07/01/27 (PR 07/01/11) (AGM)	250,000	251,055
5.50%, 07/01/12 (FGIC)	830,000	860,917
5.50%, 07/01/14 (FGIC)	1,400,000	1,501,500
Series A
5.00%, 07/01/12	975,000	1,001,296
5.00%, 07/01/13	600,000	631,704
5.00%, 07/01/27 (PR 07/01/12)	400,000	420,720
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13	215,000	227,825
5.00%, 12/01/14	210,000	222,995
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/13 (NPFGC)	1,275,000	1,359,277
Series KK
5.50%, 07/01/15 (NPFGC)	500,000	553,875
Series OO
5.00%, 07/01/13 (CIFG AGM)	1,480,000	1,569,066
5.00%, 07/01/14 (NPFGC-FGIC)	230,000	247,738
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33 (PR 07/01/13)	345,000	377,664
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series D
5.75%, 07/01/41 (PR 07/01/12)	500,000	529,110
Series K
5.00%, 07/01/45 (PR 07/01/15) (AGC-ICC)	300,000	349,071
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/12 (AMBAC)	65,000	67,315
5.50%, 07/01/13 (AMBAC)	250,000	265,520
5.50%, 07/01/14 (AMBAC)	1,220,000	1,318,503
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13 (AGM)	400,000	429,984
Puerto Rico Public Buildings Authority RB Miscellaneous Revenue
Series J
5.00%, 07/01/12 (AMBAC)	225,000	229,925
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
5.50%, 08/01/29 (PR 02/01/12)	850,000	879,291
Series A
5.25%, 02/01/12 (NPFGC)	750,000	760,260

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
Series A
5.00%, 08/01/39 (PR 08/01/11)	1,295,000	1,305,399

		15,360,010
SOUTH CAROLINA—1.14%
Greenville County School District RB Lease Appropriation
5.50%, 12/01/28 (PR 12/01/12)	2,590,000	2,815,848
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series D
5.25%, 01/01/12 (AGM)	400,000	411,604
Series E
5.00%, 01/01/16	400,000	464,092
State of South Carolina GO
Series A
4.00%, 06/01/14	1,000,000	1,096,390

		4,787,934
TENNESSEE—1.06%
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	400,000	454,380
Series A
5.00%, 12/01/11 (NPFGC)	425,000	434,949
5.00%, 12/01/12 (NPFGC)	1,000,000	1,068,260
5.00%, 12/01/16 (PR 12/01/13) (NPFGC)	400,000	442,764
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	500,000	559,085
5.00%, 04/01/15 (AMBAC)	1,000,000	1,145,980
State of Tennessee GO
Series C
5.00%, 09/01/12	300,000	317,706

		4,423,124
TEXAS—4.89%
City of Dallas RB Water Revenue
5.00%, 10/01/12 (AMBAC)	150,000	159,363
5.00%, 10/01/13 (AMBAC)	400,000	441,404
City of Houston GOL
Series A
5.25%, 03/01/13 (NPFGC)	1,000,000	1,080,110
5.38%, 03/01/15 (NPFGC)	200,000	223,360
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14 (NPFGC)	1,300,000	1,463,462
City of San Antonio RB Electric Power & Light Revenues
5.38%, 02/01/15	1,000,000	1,151,640
5.38%, 02/01/19 (PR 02/01/12)	1,000,000	1,034,020
Dallas Independent School District GO
5.00%, 02/15/13	1,000,000	1,075,070
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue
Series A
4.00%, 11/01/12	780,000	815,186
Keller Independent School District GO
5.38%, 08/15/31 (PR 08/15/11) (PSF)	1,000,000	1,010,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12	135,000	140,929
5.00%, 05/15/13	500,000	541,050
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/35 (PR 01/01/15) (AGM)	1,105,000	1,256,418
Series L-2
6.00%, 01/01/13	890,000	949,372
North Texas Tollway Authority RB Miscellaneous Revenue
Series E-2
5.25%, 01/01/12	2,550,000	2,618,161
State of Texas GO
5.00%, 10/01/11	875,000	889,105
Series A
5.50%, 10/01/12	475,000	482,952
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	100,000	112,114
5.00%, 07/01/15	1,400,000	1,604,736
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/12	1,000,000	1,039,430
5.00%, 04/01/13	1,465,000	1,586,141
5.25%, 04/01/14	200,000	224,912
Texas Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16	475,000	556,215

		20,455,800
UTAH—1.53%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/11	1,500,000	1,505,805
5.00%, 07/01/12	250,000	262,137
5.00%, 07/01/14	225,000	248,855
5.25%, 07/01/13	500,000	543,915
State of Utah GO
Series A
5.00%, 07/01/13	300,000	328,536
5.00%, 07/01/15	1,000,000	1,157,470
5.00%, 07/01/16 (PR 07/01/13)	425,000	465,239
Series B
5.38%, 07/01/11	105,000	105,452
Series C
4.00%, 07/01/13	1,350,000	1,450,426
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33 (PR 12/15/15) (AGM)	300,000	345,024

		6,412,859
VIRGINIA—1.10%
County of Fairfax GO
Series A
5.00%, 10/01/11 (SAW)	1,975,000	2,006,442
Virginia Commonwealth Transportation Board RB Federal Grant Revenue
5.00%, 09/27/12	700,000	743,449

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13	300,000	330,906
5.00%, 10/01/14	410,000	465,580
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14	925,000	1,051,105

		4,597,482
WASHINGTON—2.67%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15	1,250,000	1,422,762
Energy Northwest RB Electric Power & Light Revenues
5.50%, 07/01/15	445,000	520,441
Series A
5.00%, 07/01/12	400,000	420,364
5.00%, 07/01/13	460,000	502,242
5.00%, 07/01/13 (AMBAC)	580,000	633,261
5.00%, 07/01/14	500,000	561,870
5.25%, 07/01/13 (NPFGC)	655,000	718,535
5.50%, 07/01/12 (NPFGC)	250,000	264,078
5.50%, 07/01/13	205,000	225,945
5.50%, 07/01/14	500,000	569,455
Series C
5.00%, 07/01/14	500,000	561,870
Series D
5.00%, 07/01/11	100,000	100,399
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13 (GTD)	1,250,000	1,361,150
State of Washington GO
5.00%, 07/01/11	990,000	993,930
5.00%, 07/01/12	985,000	1,035,363
Series C
5.00%, 07/01/13	500,000	546,135
Series R
5.00%, 07/01/11	10,000	10,040
5.00%, 07/01/12	15,000	15,767
Series R-2006A
5.00%, 07/01/15 (AMBAC)	600,000	690,846

		11,154,453
WISCONSIN—0.40%
State of Wisconsin GO
Series 1
5.00%, 05/01/15 (NPFGC)	860,000	985,371
5.00%, 05/01/16 (AMBAC)	100,000	117,061
5.50%, 05/01/14 (NPFGC)	300,000	339,822
Series 2
5.00%, 05/01/13 (NPFGC)	225,000	244,334

		1,686,588

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $408,086,590)		412,789,866

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.09%(a)(b)	475,654	475,654

		475,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $475,654)		475,654

TOTAL INVESTMENTS IN SECURITIES—98.88%
(Cost: $408,562,244)		413,265,520
Other Assets, Less Liabilities—1.12%		4,660,910

NET ASSETS—100.00%		$417,926,430

COP	- Certificates of Participation
GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAW	- State Aid Withholding
SO	- Special Obligation
ST	- Special Tax

Insured by:

AGC	- Assured Guaranty Corp.
AGC-ICC	- AGC Insured Custody Certificates
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.
XLCA-ICR	- XL Capital Assurance Inc.-Insured Custodial Receipts

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

May 31, 2011

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—94.28%

AUSTRALIA—3.99%
Australia (Commonwealth of)
4.75%, 11/15/12	3,094,000	$3,294,341
5.50%, 12/15/13	770,000	833,323
6.50%, 05/15/13	1,750,000	1,922,948

		6,050,612
AUSTRIA—2.87%
Austria (Republic of)
3.80%, 10/20/13(b)	784,000	1,177,747
5.00%, 07/15/12(b)	2,128,000	3,178,293

		4,356,040
BELGIUM—4.68%
Belgium (Kingdom of)
4.00%, 03/28/13	1,960,000	2,909,253
4.00%, 03/28/14	1,820,000	2,709,774
5.00%, 09/28/12	980,000	1,465,748

		7,084,775
CANADA—4.61%
Canada (Government of)
1.50%, 03/01/12	1,162,000	1,202,142
2.50%, 09/01/13	1,680,000	1,764,221
3.50%, 06/01/13	3,472,000	3,715,938
5.25%, 06/01/12	280,000	300,375

		6,982,676
DENMARK—2.76%
Denmark (Kingdom of)
4.00%, 11/15/12	10,290,000	2,054,774
5.00%, 11/15/13	10,262,000	2,128,383

		4,183,157
FINLAND—1.54%
Finland (Republic of)
4.25%, 09/15/12	1,176,000	1,749,168
5.38%, 07/04/13	378,000	583,851

		2,333,019
FRANCE—6.92%
France (Republic of)
2.50%, 01/12/14	2,072,000	3,020,454
4.00%, 04/25/14	280,000	424,345
4.50%, 07/12/12	2,730,000	4,056,995
4.50%, 07/12/13	1,960,000	2,976,301

		10,478,095
GERMANY—8.53%
Germany (Federal Republic of)

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

May 31, 2011

3.75%, 07/04/13	3,556,000	5,335,533
4.25%, 01/04/14	1,582,000	2,417,120
4.50%, 01/04/13	1,008,000	1,517,329
5.00%, 07/04/12	2,450,000	3,657,848

		12,927,830
GREECE—4.67%
Hellenic Republic
4.00%, 08/20/13	1,221,000	1,185,462
4.10%, 08/20/12	1,380,000	1,550,143
4.50%, 05/20/14	1,680,000	1,488,239
4.60%, 05/20/13	1,873,000	1,947,648
6.50%, 01/11/14	955,000	912,097

		7,083,589
IRELAND—2.61%
Ireland (Government of)
4.00%, 01/15/14	2,072,000	2,443,248
5.00%, 04/18/13	1,176,000	1,517,678

		3,960,926
ITALY—8.21%
Italy (Republic of)
2.25%, 11/01/13	2,478,000	3,482,047
3.00%, 04/01/14	420,000	596,875
4.75%, 02/01/13	5,376,000	7,978,502
5.00%, 02/01/12	266,000	390,107

		12,447,531
JAPAN—23.13%
Japan (Government of)
0.80%, 12/20/13	546,000,000	6,823,924
1.10%, 09/20/12	1,204,000,000	15,001,834
1.20%, 09/20/13	1,050,000,000	13,224,908

		35,050,666
NETHERLANDS—4.58%
Netherlands (Kingdom of the)
1.00%, 01/15/14	700,000	983,804
1.75%, 01/15/13	420,000	605,690
2.50%, 01/15/12	910,000	1,318,498
4.25%, 07/15/13	2,660,000	4,025,920

		6,933,912
NORWAY—1.06%
Norway (Kingdom of)
6.50%, 05/15/13	8,022,000	1,601,353

		1,601,353
PORTUGAL—1.99%
Portugal (Republic of)
5.00%, 06/15/12	1,050,000	1,458,568
5.45%, 09/23/13	1,204,000	1,555,055

		3,013,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

May 31, 2011

SPAIN—4.61%
Spain (Kingdom of)
2.50%, 10/31/13	1,288,000	1,797,349
4.20%, 07/30/13	1,540,000	2,239,402
4.25%, 01/31/14	140,000	202,829
5.00%, 07/30/12	1,862,000	2,742,740

		6,982,320
SWEDEN—0.94%
Sweden (Kingdom of)
5.50%, 10/08/12	8,470,000	1,429,357

		1,429,357
SWITZERLAND—2.17%
Swiss Confederation
2.75%, 06/10/12	1,400,000	1,677,735
4.25%, 01/06/14	1,260,000	1,613,668

		3,291,403
UNITED KINGDOM—4.41%
United Kingdom Treasury Bond
2.25%, 03/07/14	1,470,000	2,478,707
4.50%, 03/07/13	2,030,000	3,550,144
5.25%, 06/07/12	378,000	650,685

		6,679,536

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $139,763,039)		142,870,420

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	168,019	168,019

		168,019

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,019)		168,019

TOTAL INVESTMENTS IN SECURITIES—94.39%
(Cost: $139,931,058)		143,038,439
Other Assets, Less Liabilities—5.61%		8,497,370

NET ASSETS—100.00%		$151,535,809

(a)	Principal amounts shown are in local currency of the issuer.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

May 31, 2011

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—94.58%

AUSTRALIA—3.08%
Australia (Commonwealth of)
5.75%, 07/15/22	858,000	$952,156
6.25%, 04/15/15	5,588,000	6,230,218

		7,182,374
AUSTRIA—4.65%
Austria (Republic of)
3.40%, 10/20/14	3,410,000	5,080,260
3.80%, 10/20/13(b)	1,694,000	2,544,775
4.15%, 03/15/37(b)	2,112,000	3,105,104
4.30%, 09/15/17(b)	88,000	135,941

		10,866,080
BELGIUM—4.57%
Belgium (Kingdom of)
3.25%, 09/28/16	3,542,000	5,025,784
4.25%, 09/28/13	528,000	790,005
5.00%, 09/28/11	946,000	1,375,963
5.50%, 03/28/28	2,178,000	3,490,514

		10,682,266
CANADA—4.57%
Canada (Government of)
3.50%, 06/01/13	4,239,000	4,536,826
3.75%, 06/01/19	3,938,000	4,320,968
4.00%, 06/01/41	352,000	397,832
5.00%, 06/01/37	1,100,000	1,420,287

		10,675,913
DENMARK—2.21%
Denmark (Kingdom of)
5.00%, 11/15/13	8,426,000	1,747,588
7.00%, 11/10/24	12,760,000	3,415,232

		5,162,820
FINLAND—1.59%
Finland (Republic of)
4.25%, 09/15/12	638,000	948,954
4.38%, 07/04/19	1,760,000	2,758,107

		3,707,061
FRANCE—7.83%
France (Republic of)
3.50%, 04/25/20	2,134,000	3,112,491
4.00%, 04/25/14	230,000	348,569
4.00%, 10/25/38	1,364,000	1,972,077
4.75%, 10/25/12	1,848,000	2,774,107
5.00%, 10/25/16	4,114,000	6,583,988
5.50%, 04/25/29	110,000	190,860
6.00%, 10/25/25	110,000	198,590

Schedule of Investments (Unaudited) (Continued)

iSHARES S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

May 31, 2011

8.50%, 04/25/23	1,452,000	3,096,304

		18,276,986
GERMANY—7.62%
Germany (Federal Republic of)
1.50%, 03/15/13	880,000	1,264,041
3.25%, 07/04/42	110,000	149,611
3.75%, 01/04/15	3,564,000	5,431,090
4.25%, 07/04/17	3,960,000	6,242,881
4.75%, 07/04/28	2,838,000	4,700,073

		17,787,696
GREECE—4.26%
Hellenic Republic
3.70%, 07/20/15	440,000	364,206
4.10%, 08/20/12	1,760,000	1,976,994
4.50%, 09/20/37	924,000	595,312
4.60%, 07/20/18	4,444,000	3,462,319
4.60%, 09/20/40	230,000	148,355
4.70%, 03/20/24	330,000	227,894
5.30%, 03/20/26	308,000	215,949
5.90%, 10/22/22	880,000	672,708
6.25%, 06/19/20	440,000	345,016
6.50%, 01/11/14	1,562,000	1,491,828
6.50%, 10/22/19	550,000	440,397

		9,940,978
IRELAND—2.03%
Ireland (Government of)
4.00%, 01/15/14	440,000	518,836
4.50%, 04/18/20	3,454,000	3,284,361
5.00%, 04/18/13	550,000	709,798
5.40%, 03/13/25	242,000	232,149

		4,745,144
ITALY—8.51%
Italy (Republic of)
3.00%, 03/01/12	1,269,000	1,837,832
3.00%, 06/15/15	2,046,000	2,859,653
4.00%, 02/01/37	2,530,000	2,969,939
4.25%, 08/01/13	1,738,000	2,561,167
4.25%, 02/01/15	330,000	484,518
4.25%, 09/01/19	4,026,000	5,723,761
5.25%, 08/01/17	704,000	1,074,138
6.00%, 05/01/31	792,000	1,226,589
7.25%, 11/01/26	638,000	1,122,660

		19,860,257
JAPAN—23.46%
Japan (Government of)
0.90%, 12/20/12	220,000,000	2,738,978
1.30%, 12/20/13	847,000,000	10,716,677
1.50%, 09/20/15	836,000,000	10,784,853
1.50%, 12/20/17	616,000,000	7,997,309
2.00%, 03/20/27	374,000,000	4,769,651
2.10%, 03/20/25	44,000,000	577,757
2.20%, 09/21/20	660,000,000	8,942,253
2.20%, 09/20/28	110,000,000	1,425,450

Schedule of Investments (Unaudited) (Continued)

iSHARES S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

May 31, 2011

2.20%, 03/20/30	198,000,000	2,547,312
2.40%, 03/20/48	44,000,000	569,422
2.50%, 09/20/37	275,000,000	3,695,812

		54,765,474
NETHERLANDS—4.70%
Netherlands (Kingdom of the)
1.75%, 01/15/13	868,000	1,251,760
2.75%, 01/15/15	2,442,000	3,577,956
3.75%, 01/15/23	4,136,000	6,135,327

		10,965,043
NORWAY—0.60%
Norway (Kingdom of)
4.50%, 05/22/19	4,334,000	877,537
6.50%, 05/15/13	2,618,000	522,605

		1,400,142
PORTUGAL—2.60%
Portugal (Republic of)
3.35%, 10/15/15	1,320,000	1,460,832
3.60%, 10/15/14	220,000	257,759
4.10%, 04/15/37	1,144,000	991,933
4.38%, 06/16/14	330,000	395,674
4.75%, 06/14/19	1,012,000	1,024,596
5.00%, 06/15/12	1,188,000	1,650,266
5.45%, 09/23/13	220,000	284,146

		6,065,206
SPAIN—4.64%
Spain (Kingdom of)
3.00%, 04/30/15	2,376,000	3,261,025
4.70%, 07/30/41	550,000	657,841
4.80%, 01/31/24	2,200,000	2,967,963
5.00%, 07/30/12	1,386,000	2,041,589
5.50%, 07/30/17	440,000	654,170
5.75%, 07/30/32	572,000	810,802
6.15%, 01/31/13	288,000	432,439

		10,825,829
SWEDEN—1.88%
Sweden (Kingdom of)
3.50%, 03/30/39	6,050,000	1,031,539
6.75%, 05/05/14	18,590,000	3,361,414

		4,392,953
SWITZERLAND—1.38%
Swiss Confederation
2.75%, 06/10/12	418,000	500,924
3.00%, 05/12/19	2,095,000	2,712,766

		3,213,690
UNITED KINGDOM—4.40%
United Kingdom Treasury Bond
2.25%, 03/07/14	968,000	1,632,237
4.00%, 03/07/22	3,058,000	5,244,060

Schedule of Investments (Unaudited) (Continued)

iSHARES S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

May 31, 2011

4.75%, 12/07/38	1,870,000	3,407,455

		10,283,752

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $216,222,975)		220,799,664

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	443,912	443,912

		443,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $443,912)		443,912

TOTAL INVESTMENTS IN SECURITIES—94.77%
(Cost: $216,666,887)		221,243,576
Other Assets, Less Liabilities—5.23%		12,210,967

NET ASSETS—100.00%		$233,454,543

(a)	Principal amounts shown are in local currency of the issuer.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares 10+ Year Credit Bond Fund, iShares 10+ Year Government/Credit Bond Fund, iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
10+ Year Credit
Corporate Bonds & Notes	$—	$18,658,075	$—	$18,658,075
Foreign Government Bonds & Notes	—	2,504,714	—	2,504,714
Short-Term Investments	245,690	—	—	245,690

	$245,690	$21,162,789	$—	$21,408,479

10+ Year Government/Credit
Corporate Bonds & Notes	$—	$8,978,628	$—	$8,978,628
Foreign Government Bonds & Notes	—	1,254,182	—	1,254,182
Municipal Debt Obligations	—	1,156,932	—	1,156,932
U.S. Government & Agency Obligations	—	9,724,410	—	9,724,410
Short-Term Investments	117,973	—	—	117,973

	$117,973	$21,114,152	$—	$21,232,125

Barclays 1-3 Year Credit
Corporate Bonds & Notes	$—	$7,600,864,597	$—	$7,600,864,597
Foreign Government Bonds & Notes	—	473,818,935	—	473,818,935
Municipal Debt Obligations	—	14,337,505	—	14,337,505
Short-Term Investments	347,831,491	—	—	347,831,491

	$347,831,491	$8,089,021,037	$—	$8,436,852,528

Barclays 1-3 Year Treasury
U.S. Government Obligations	$—	$7,890,327,654	$—	$7,890,327,654

Short-Term Investments	31,008,869	—	—	31,008,869

	$31,008,869	$7,890,327,654	$—	$7,921,336,523

Barclays 3-7 Year Treasury
U.S. Government Obligations	$—	$1,420,398,456	$—	$1,420,398,456
Short-Term Investments	646,998,006	—	—	646,998,006

	$646,998,006	$1,420,398,456	$—	$2,067,396,462

Barclays 7-10 Year Treasury
U.S. Government Obligations	$—	$3,134,598,951	$—	$3,134,598,951
Short-Term Investments	1,329,672,612	—	—	1,329,672,612

	$1,329,672,612	$3,134,598,951	$—	$4,464,271,563

Barclays 10-20 Year Treasury
U.S. Government Obligations	$—	$218,106,328	$—	$218,106,328
Short-Term Investments	85,479,120	—	—	85,479,120

	$85,479,120	$218,106,328	$—	$303,585,448

Barclays 20+ Year Treasury
U.S. Government Obligations	$—	$3,093,788,046	$—	$3,093,788,046
Short-Term Investments	1,418,042,980	—	—	1,418,042,980

	$1,418,042,980	$3,093,788,046	$—	$4,511,831,026

Barclays Agency
Corporate Bonds & Notes	$—	$32,044,216	$—	$32,044,216
Foreign Government Bonds & Notes	—	2,608,462	—	2,608,462
U.S. Government Agency Obligations	—	333,605,175	—	333,605,175
Short-Term Investments	105,453,425	—	—	105,453,425

	$105,453,425	$368,257,853	$—	$473,711,278

Barclays Aggregate
Collateralized Mortgage Obligations	$—	$301,116,117	$—	$301,116,117
Corporate Bonds & Notes	—	2,591,774,319	—	2,591,774,319
Foreign Government Bonds & Notes	—	166,596,247	—	166,596,247
Municipal Debt Obligations	—	93,456,671	—	93,456,671
U.S. Government & Agency Obligations	—	8,054,785,019	—	8,054,785,019
Short-Term Investments	3,117,998,382	—	—	3,117,998,382

	$3,117,998,382	$11,207,728,373	$—	$14,325,726,755

Barclays Credit
Corporate Bonds & Notes	$—	$758,921,487	$—	$758,921,487
Foreign Government Bonds & Notes	—	56,958,712	—	56,958,712
Municipal Debt Obligations	—	28,362,242	—	28,362,242
Short-Term Investments	40,332,079	—	—	40,332,079

	$40,332,079	$844,242,441	$—	$884,574,520

Barclays Government/Credit
Corporate Bonds & Notes	$—	$40,072,377	$—	$40,072,377
Foreign Government Bonds & Notes	—	3,056,055	—	3,056,055
Municipal Debt Obligations	—	1,374,138	—	1,374,138
U.S. Government & Agency Obligations	—	62,052,763	—	62,052,763
Short-Term Investments	41,195,945	—	—	41,195,945

	$41,195,945	$106,555,333	$—	$147,751,278

Barclays Intermediate Credit
Corporate Bonds & Notes	$—	$3,169,832,187	$—	$3,169,832,187
Foreign Government Bonds & Notes	—	215,583,363	—	215,583,363
Municipal Debt Obligations	—	13,997,311	—	13,997,311
Short-Term Investments	190,269,189	—	—	190,269,189

	$190,269,189	$3,399,412,861	$—	$3,589,682,050

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	$—	$198,147,515	$—	$198,147,515
Foreign Government Bonds & Notes	—	13,649,735	—	13,649,735
Municipal Debt Obligations	—	574,336	—	574,336
U.S. Government & Agency Obligations	—	371,586,481	—	371,586,481
Short-Term Investments	170,232,058	—	—	170,232,058

	$170,232,058	$583,958,067	$—	$754,190,125

Barclays MBS
U.S. Government Agency Obligations	$—	$2,875,717,276	$—	$2,875,717,276
Short-Term Investments	412,653,203	—	—	412,653,203

	$412,653,203	$2,875,717,276	$—	$3,288,370,479

Barclays Short Treasury
U.S. Government Obligations	$—	$4,298,415,276	$—	$4,298,415,276
Short-Term Investments	385,710,639	—	—	385,710,639

	$385,710,639	$4,298,415,276	$—	$4,684,125,915

Barclays TIPS
U.S. Government Obligations	$—	$20,113,444,915	$—	$20,113,444,915
Short-Term Investments	5,499,083,831	—	—	5,499,083,831

	$5,499,083,831	$20,113,444,915	$—	$25,612,528,746

iBoxx $ High Yield Corporate
Corporate Bonds & Notes	$—	$8,785,077,218	$7,945,405	$8,793,022,623
Short-Term Investments	1,343,202,563	—	—	1,343,202,563

	$1,343,202,563	$8,785,077,218	$7,945,405	$10,136,225,186

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	$—	$13,651,929,511	$—	$13,651,929,511
Short-Term Investments	442,526,242	—	—	442,526,242

	$442,526,242	$13,651,929,511	$—	$14,094,455,753

JPMorgan USD Emerging Markets
Quasi-Sovereign Bonds & Notes	$—	$460,073,257	$—	$460,073,257
Sovereign Bonds & Notes	—	2,176,098,404	—	2,176,098,404
U.S. Government Bonds & Notes	—	22,466,359	—	22,466,359
Short-Term Investments	41,143,206	—	—	41,143,206

	$41,143,206	$2,658,638,020	$—	$2,699,781,226

S&P California AMT-Free Municipal
Municipal Bonds & Notes	$—	$192,230,145	$—	$192,230,145
Short-Term Investments	1,223,410	—	—	1,223,410

	$1,223,410	$192,230,145	$—	$193,453,555

S&P National AMT-Free Municipal
Municipal Bonds & Notes	$—	$2,057,446,577	$—	$2,057,446,577
Short-Term Investments	12,221,459	—	—	12,221,459

	$12,221,459	$2,057,446,577	$—	$2,069,668,036

S&P New York AMT-Free Municipal
Municipal Bonds & Notes	$—	$81,613,330	$—	$81,613,330
Short-Term Investments	790,438	—	—	790,438

	$790,438	$81,613,330	$—	$82,403,768

S&P Short Term National AMT-Free Municipal
Municipal Bonds & Notes	$—	$412,789,866	$—	$412,789,866
Short-Term Investments	475,654	—	—	475,654

	$475,654	$412,789,866	$—	$413,265,520

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	$—	$142,870,420	$—	$142,870,420
Short-Term Investments	168,019	—	—	168,019

	$168,019	$142,870,420	$—	$143,038,439

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	$—	$220,799,664	$—	$220,799,664
Short-Term Investments	443,912	—	—	443,912

	$443,912	$220,799,664	$—	$221,243,576

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit	$20,636,061	$864,139	$(91,721)	$772,418
10+ Year Government/Credit	20,354,156	895,839	(17,870)	877,969
Barclays 1-3 Year Credit	8,310,555,056	127,299,649	(1,002,177)	126,297,472
Barclays 1-3 Year Treasury	7,834,342,862	87,006,803	(13,142)	86,993,661
Barclays 3-7 Year Treasury	2,032,129,507	35,271,767	(4,812)	35,266,955
Barclays 7-10 Year Treasury	4,381,852,178	82,424,107	(4,722)	82,419,385
Barclays 10-20 Year Treasury	304,622,493	2,508,024	(3,545,069)	(1,037,045)
Barclays 20+ Year Treasury	4,711,095,478	14,647,185	(213,911,637)	(199,264,452)
Barclays Agency	465,554,375	8,220,557	(63,654)	8,156,903
Barclays Aggregate	13,870,118,185	461,106,414	(5,497,844)	455,608,570
Barclays Credit	830,710,418	54,601,243	(737,141)	53,864,102
Barclays Government/Credit	142,253,945	5,516,616	(19,283)	5,497,333
Barclays Intermediate Credit	3,386,312,715	204,452,046	(1,082,711)	203,369,335
Barclays Intermediate Government/Credit	729,473,361	24,856,783	(140,019)	24,716,764
Barclays MBS	3,261,826,831	28,030,813	(1,487,165)	26,543,648
Barclays Short Treasury	4,682,743,146	1,427,015	(44,246)	1,382,769
Barclays TIPS	24,210,318,262	1,402,894,647	(684,163)	1,402,210,484
iBoxx $ High Yield Corporate	9,612,297,839	544,656,233	(20,728,886)	523,927,347
iBoxx $ Investment Grade Corporate	13,132,428,569	972,278,689	(10,251,505)	962,027,184
JPMorgan USD Emerging Markets	2,618,409,377	87,699,714	(6,327,865)	81,371,849
S&P California AMT-Free Municipal	189,313,813	5,626,928	(1,487,186)	4,139,742
S&P National AMT-Free Municipal	2,026,026,968	60,007,972	(16,366,904)	43,641,068
S&P New York AMT-Free Municipal	79,745,092	2,795,959	(137,283)	2,658,676
S&P Short Term National AMT-Free Municipal	408,613,403	5,025,512	(373,395)	4,652,117
S&P/Citigroup 1-3 Year International Treasury	140,070,081	4,184,388	(1,216,030)	2,968,358
S&P/Citigroup International Treasury	217,582,887	8,556,373	(4,895,684)	3,660,689

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or TBA basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

As of May 31, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the three months ended May 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount/ Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount/ Number of Shares Held End of Period	Value at End of Period	Interest/ Dividend Income	Net Realized Gain
Barclays 1-3 Year Credit
PNC Funding Corp.
5.50%, 09/28/12	$3,250,000	$—	$—	$3,250,000	$3,443,454	$23,984	$—

Barclays Aggregate
PNC Funding Corp.
5.25%, 11/15/15	$9,135,000	$—	$—	$9,135,000	$10,070,837	$108,549	$—
5.40%, 06/10/14	998,000	—	—	998,000	1,101,027	12,377	—
6.70%, 06/10/19	998,000	—	—	998,000	1,188,903	16,024	—

					$12,360,767	$136,950	$—

Barclays Credit
PNC Funding Corp.
3.63%, 02/08/15	$500,000	$—	$—	$500,000	$524,384	$3,992	$—
4.25%, 09/21/15	200,000	—	—	200,000	214,293	2,139	—
5.13%, 02/08/20	1,000,000	—	—	1,000,000	1,077,951	10,931	—

					$1,816,628	$17,062	$—

Barclays Intermediate Credit
PNC Funding Corp.
4.25%, 09/21/15	$750,000	$—	$—	$750,000	$803,598	$8,022	$—
4.38%, 08/11/20	2,000,000	—	—	2,000,000	2,041,571	21,152	—
5.13%, 02/08/20	1,500,000	—	—	1,500,000	1,616,927	18,524	—
5.25%, 11/15/15	3,037,000	—	(100,000)	2,937,000	3,237,882	50,981	18,310
5.40%, 06/10/14	3,000,000	—	—	3,000,000	3,309,701	32,512	—
5.63%, 02/01/17	1,750,000	—	—	1,750,000	1,912,409	22,015	—

					$12,922,088	$153,206	$18,310

Barclays Intermediate Government/Credit
PNC Funding Corp.
5.25%, 11/15/15	$135,000	$—	$—	$135,000	$148,830	$1,212	$—

iBoxx $ Investment Grade Corporate
PNC Funding Corp.
3.63%, 02/08/15	$13,596,000	$—	$—	$13,596,000	$14,289,192	$109,787	$—
4.38%, 08/11/20	6,000,000	—	—	6,000,000	6,160,080	68,595	—
5.13%, 02/08/20	10,000,000	—	—	10,000,000	10,787,045	123,486	—

					$31,236,317	$301,868	$—

S&P National AMT-Free Municipal
iShares S&P Short Term National AMT-Free Municipal Bond Fund	20,000	—	(20,000)	—	$—	$2,729	$28,553

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of May 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	July 28, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	July 28, 2011